UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2022

Date of reporting period:	February 28, 2022

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Semiannual Report
February 28, 2022
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Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 25
Schedules of Investments 51
Financial Highlights (includes performance information) 171
Shareholder Expense Example 199
Supplemental Information 202

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 6,652,718 $ 904,571 $ 4,273,106
Investment in affiliated Funds--at cost ....................................................
$ 51,263 $ 69,666 $ 162,235
Foreign currency--at cost ..................................................................
$ – $ – $ 1,070
Assets
Investment in securities--at value  .......................................................... $ 9,623,655 $ 894,980
(b)
$ 4,531,512
(b)
Investment in affiliated Funds--at value ..................................................... 51,263 69,666 162,235
Foreign currency--at value .................................................................. – – 1,071
Cash ......................................................................................... – – 2,518
Deposits with counterparty .................................................................. – 17 3,324
Receivables:
Dividends and interest ................................................................. 4,437 3,878 8,380
Expense reimbursement from Manager ............................................... 225 10 214
Expense reimbursement from Distributor ............................................. 3 – –
Foreign currency contracts ........................................................... – – 65
Fund shares sold ....................................................................... 23,348 185 4,101
Investment securities sold ............................................................. – 20,353 23,361
Unrealized gain on unfunded commitments .......................................... – – 237
Variation margin on futures ........................................................... – – 23,380
Variation margin on swaps ............................................................ – – 1,239
Prepaid directors' expenses .................................................................. – 1 –
Total Assets   9,702,931 989,090 4,761,637
Liabilities
Accrued management and investment advisory fees ........................................ 4,415 97 2,749
Accrued administrative service fees ........................................................ 1 1 –
Accrued distribution fees .................................................................... 499 6 22
Accrued service fees ........................................................................ 6 5 –
Accrued transfer agent fees ................................................................. 707 32 488
Accrued directors' expenses ................................................................. 14 – 5
Accrued professional fees ................................................................... 15 23 85
Accrued other expenses ..................................................................... 142 11 211
Cash overdraft ............................................................................... – 2 –
Payables:
Foreign currency contracts ............................................................ – – 163
Fund shares redeemed ................................................................. 11,425 2,421 2,993
Investment securities purchased ...................................................... 35,144 65,453 83,034
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 3,272 ) ... – – 4,746
Unrealized loss on unfunded commitments ........................................... – – 18
Variation margin on futures ........................................................... – – 2,519
Variation margin on swaps ............................................................ – – 1,718
Collateral obligation on securities loaned, at value ......................................... – 10,654 58,606
Total Liabilities
52,368 78,705 157,357
Net Assets Applicable to Outstanding Shares ............................................
$ 9,650,563 $ 910,385 $ 4,604,280
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 6,569,263 $ 920,372 $ 4,161,490
Total distributable earnings (accumulated loss) .............................................
3,081,300 (9,987) 442,790
Total Net Assets
$ 9,650,563 $ 910,385 $ 4,604,280

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,048,634 N/A $ 121,152
Shares Issued and Outstanding ........................................................ 30,777 9,036
Net Asset Value per share ............................................................. $ 34 .07
(c)
$ 13 .41
(c)
Maximum Offering Price ..............................................................
$ 36 .05 $ 13 .93
Class C : Net Assets .......................................................................... $ 346,758 N/A N/A
Shares Issued and Outstanding ........................................................ 10,954
Net Asset Value per share .............................................................
$ 31 .66
(c)
Class J : Net Assets .......................................................................... $ 190,626 $ 35,100 N/A
Shares Issued and Outstanding ........................................................ 5,502 3,775
Net Asset Value per share .............................................................
$ 34 .64
(c)
$ 9 .30
(c)
Institutional : Net Assets ..................................................................... $ 2,858,921 $ 849,010 $ 2,326,621
Shares Issued and Outstanding ........................................................ 81,906 89,297 173,639
Net Asset Value per share .............................................................
$ 34 .90 $ 9 .51 $ 13 .40
R-1 : Net Assets .............................................................................. N/A $ 1,020 N/A
Shares Issued and Outstanding ........................................................ 109
Net Asset Value per share .............................................................
$ 9 .34
R-3 : Net Assets .............................................................................. $ 10,892 $ 9,697 $ 275
Shares Issued and Outstanding ........................................................ 321 1,043 21
Net Asset Value per share .............................................................
$ 33 .96 $ 9 .30 $ 13 .32
R-4 : Net Assets .............................................................................. $ 2,816 $ 3,016 $ 15
Shares Issued and Outstanding ........................................................ 82 321 1
Net Asset Value per share .............................................................
$ 34 .32 $ 9 .39 $ 13 .39
R-5 : Net Assets .............................................................................. $ 14,384 $ 12,542 $ 62
Shares Issued and Outstanding ........................................................ 417 1,341 5
Net Asset Value per share .............................................................
$ 34 .61 $ 9 .35 $ 13 .39
R-6 : Net Assets .............................................................................. $ 5,177,532 N/A $ 2,156,155
Shares Issued and Outstanding ........................................................ 147,780 161,001
Net Asset Value per share .............................................................
$ 35 .04 $ 13 .39
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Investment in securities--at cost ..........................................................
$ 376,383 $ 377,071 $ 926,649
Investment in affiliated Funds--at cost ....................................................
$ 10,959 $ 83,949 $ 10,186
Foreign currency--at cost ..................................................................
$ – $ 1,538 $ –
Assets
Investment in securities--at value  .......................................................... $ 474,067 $ 367,453 $ 1,124,492
(b)
Investment in affiliated Funds--at value ..................................................... 10,959 83,949 10,186
Foreign currency--at value .................................................................. – 1,490 –
Cash ......................................................................................... – 1,801 –
Deposits with counterparty .................................................................. – 65,693 90
Receivables:
Dividends and interest ................................................................. 622 2,819 4,101
Expense reimbursement from Manager ............................................... 21 50 17
Foreign currency contracts ........................................................... – 3,408 –
Fund shares sold ....................................................................... 365 585 281
Investment securities sold ............................................................. – 2,425 7,893
OTC swap agreements--at value (premiums paid $ 0 , $ 454 and $ 0 ) .................. – 5,628 –
Variation margin on futures ........................................................... – 2,595 –
Variation margin on swaps ............................................................ – 88 –
Total Assets   486,034 537,984 1,147,060
Liabilities
Accrued management and investment advisory fees ........................................ 263 602 222
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 4 7 4
Accrued service fees ........................................................................ – – 8
Accrued transfer agent fees ................................................................. 25 58 11
Accrued directors' expenses ................................................................. – 1 3
Accrued professional fees ................................................................... 17 125 60
Accrued other expenses ..................................................................... 11 155 250
Cash overdraft ............................................................................... – – 2,327
Payables:
Dividends and interest on securities sold short ....................................... – 66 –
Foreign currency contracts ............................................................ – 2,768 –
Fund shares redeemed ................................................................. 66 540 373
Investment securities purchased ...................................................... – 1,247 4,989
Options and swaptions contracts written  (premiums received $ 0 , $ 1,136 and $ 0 ) ... – 930 –
Short sales (proceeds received $ 0 , $ 53,163 and $ 0 ) .................................. – 50,472 –
OTC swap agreements--at value (premiums received $ 0 , $ 456 and $ 0 ) ............. – 921 –
Unrealized loss on unfunded commitments ........................................... – 27 –
Variation margin on futures ........................................................... – 1,450 40
Variation margin on swaps ............................................................ – 273 –
Collateral obligation on securities loaned, at value ......................................... – – 19,975
Total Liabilities
386 59,642 28,263
Net Assets Applicable to Outstanding Shares ............................................
$ 485,648 $ 478,342 $ 1,118,797
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 350,546 $ 466,037 $ 933,532
Total distributable earnings (accumulated loss) .............................................
135,102 12,305 185,265
Total Net Assets
$ 485,648 $ 478,342 $ 1,118,797

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 19,028 $ 37,595 N/A
Shares Issued and Outstanding ........................................................ 1,443 3,339
Net Asset Value per share ............................................................. $ 13 .19
(c)
$ 11 .26
(c)
Maximum Offering Price ..............................................................
$ 13 .96 $ 11 .70
Institutional : Net Assets ..................................................................... $ 77,835 $ 329,855 $ 49,942
Shares Issued and Outstanding ........................................................ 5,865 28,879 4,559
Net Asset Value per share .............................................................
$ 13 .27 $ 11 .42 $ 10 .95
R-1 : Net Assets .............................................................................. N/A N/A $ 438
Shares Issued and Outstanding ........................................................ 43
Net Asset Value per share .............................................................
$ 10 .62
R-3 : Net Assets .............................................................................. N/A N/A $ 14,249
Shares Issued and Outstanding ........................................................ 1,326
Net Asset Value per share .............................................................
$ 10 .74
R-4 : Net Assets .............................................................................. N/A N/A $ 9,078
Shares Issued and Outstanding ........................................................ 835
Net Asset Value per share .............................................................
$ 10 .86
R-5 : Net Assets .............................................................................. N/A N/A $ 15,711
Shares Issued and Outstanding ........................................................ 1,442
Net Asset Value per share .............................................................
$ 10 .90
R-6 : Net Assets .............................................................................. $ 388,785 $ 110,892 $ 1,029,379
Shares Issued and Outstanding ........................................................ 29,163 9,707 93,924
Net Asset Value per share .............................................................
$ 13 .33 $ 11 .42 $ 10 .96
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 934,871 $ 193,103 $ 3,240,434
Investment in affiliated Funds--at cost ....................................................
$ 26,541 $ – $ 26,531
Foreign currency--at cost ..................................................................
$ 3,312 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 990,370
(a)
$ 195,024 $ 3,137,311
Investment in affiliated Funds--at value ..................................................... 26,541 – 26,531
Foreign currency--at value .................................................................. 3,307 – –
Cash ......................................................................................... – 1,868 –
Receivables:
Dividends and interest ................................................................. 2,498 1,934 10,398
Expense reimbursement from Manager ............................................... 3 12 3
Fund shares sold ....................................................................... 528 579 602
Investment securities sold ............................................................. 9,529 – 513
Total Assets   1,032,776 199,417 3,175,358
Liabilities
Accrued management and investment advisory fees ........................................ 804 72 2,590
Accrued distribution fees .................................................................... – 12 1
Accrued transfer agent fees ................................................................. 13 29 27
Accrued directors' expenses ................................................................. 2 1 9
Accrued foreign tax ......................................................................... – – 2,255
Accrued professional fees ................................................................... 35 25 14
Accrued other expenses ..................................................................... 121 1 293
Cash overdraft ............................................................................... – – 88
Payables:
Dividends payable ..................................................................... – 440 –
Fund shares redeemed ................................................................. 285 162 5,238
Interest expense and fees payable ..................................................... – 10 –
Investment securities purchased ...................................................... 15,548 3,994 –
Collateral obligation on securities loaned, at value ......................................... 26,682 – –
Floating rate notes issued ...................................................................
– 8,700 –
Total Liabilities
43,490 13,446 10,515
Net Assets Applicable to Outstanding Shares ............................................
$ 989,286 $ 185,971 $ 3,164,843
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 942,618 $ 185,180 $ 3,268,990
Total distributable earnings (accumulated loss) .............................................
46,668 791 (104,147)
Total Net Assets
$ 989,286 $ 185,971 $ 3,164,843
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 300,000 800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 59,678 $ 7,401
Shares Issued and Outstanding ........................................................ 5,403 602
Net Asset Value per share ............................................................. $ 11 .04
(b)
$ 12 .32
(b)
Maximum Offering Price ..............................................................
$ 11 .47 $ 13 .04
Institutional : Net Assets ..................................................................... $ 72,744 $ 126,293 $ 112,658
Shares Issued and Outstanding ........................................................ 6,846 11,427 9,307
Net Asset Value per share .............................................................
$ 10 .63 $ 11 .05 $ 12 .11
R-6 : Net Assets .............................................................................. $ 916,542 N/A $ 3,044,784
Shares Issued and Outstanding ........................................................ 85,728 251,206
Net Asset Value per share .............................................................
$ 10 .69 $ 12 .12
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 822,112 $ 9,895 $ 7,311,976
Investment in affiliated Funds--at cost ....................................................
$ 11,290 $ 379 $ 41,593
Assets
Investment in securities--at value  .......................................................... $ 1,187,611 $ 10,046 $ 7,311,545
(a)
Investment in affiliated Funds--at value ..................................................... 11,290 379 41,593
Deposits with counterparty .................................................................. – – 23,443
Receivables:
Dividends and interest ................................................................. 1,633 2 99,185
Expense reimbursement from Manager ............................................... 25 2 –
Fund shares sold ....................................................................... 878 – 17,377
Investment securities sold ............................................................. 6,143 142 20,072
Total Assets   1,207,580 10,571 7,513,215
Liabilities
Accrued management and investment advisory fees ........................................ 715 5 4,048
Accrued distribution fees .................................................................... 75 – 358
Accrued service fees ........................................................................ – – 1
Accrued transfer agent fees ................................................................. 87 – 1,208
Accrued directors' expenses ................................................................. – 2 6
Accrued professional fees ................................................................... 18 17 24
Accrued other expenses ..................................................................... 82 6 135
Payables:
Fund shares redeemed ................................................................. 745 199 9,050
Investment securities purchased ...................................................... 4,204 351 –
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 185 ) ..... – – 303
Variation margin on futures ........................................................... – – 2,531
Collateral obligation on securities loaned, at value ......................................... – – 81,360
Total Liabilities
5,926 580 99,024
Net Assets Applicable to Outstanding Shares ............................................
$ 1,201,654 $ 9,991 $ 7,414,191
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 819,306 $ 9,451 $ 7,433,981
Total distributable earnings (accumulated loss) .............................................
382,348 540 (19,790)
Total Net Assets
$ 1,201,654 $ 9,991 $ 7,414,191
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 100,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 155,845 N/A $ 911,433
Shares Issued and Outstanding ........................................................ 8,974 92,154
Net Asset Value per share ............................................................. $ 17 .37
(b)
$ 9 .89
(b)
Maximum Offering Price ..............................................................
$ 18 .38 $ 10 .28
Class C : Net Assets .......................................................................... $ 58,523 N/A $ 221,148
Shares Issued and Outstanding ........................................................ 3,411 22,369
Net Asset Value per share .............................................................
$ 17 .16
(b)
$ 9 .89
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 40,160
Shares Issued and Outstanding ........................................................ 4,193
Net Asset Value per share .............................................................
$ 9 .58
(b)
Institutional : Net Assets ..................................................................... $ 850,787 $ 9,991 $ 4,626,132
Shares Issued and Outstanding ........................................................ 48,710 810 471,584
Net Asset Value per share .............................................................
$ 17 .47 $ 12 .34 $ 9 .81
R-1 : Net Assets .............................................................................. N/A N/A $ 567
Shares Issued and Outstanding ........................................................ 58
Net Asset Value per share .............................................................
$ 9 .75
R-3 : Net Assets .............................................................................. N/A N/A $ 1,715
Shares Issued and Outstanding ........................................................ 176
Net Asset Value per share .............................................................
$ 9 .73
R-4 : Net Assets .............................................................................. N/A N/A $ 1,070
Shares Issued and Outstanding ........................................................ 110
Net Asset Value per share .............................................................
$ 9 .71
R-5 : Net Assets .............................................................................. N/A N/A $ 3,047
Shares Issued and Outstanding ........................................................ 312
Net Asset Value per share .............................................................
$ 9 .76
R-6 : Net Assets .............................................................................. $ 136,499 N/A $ 1,608,919
Shares Issued and Outstanding ........................................................ 7,776 164,089
Net Asset Value per share .............................................................
$ 17 .55 $ 9 .81
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 20,001 $ 51 $ 35,628
Withholding tax .................................................................................. (374) – (1,936)
Interest ............................................................................................ – 8,311 24,362
Securities lending - net ...........................................................................
– 12 121
Total Income 19,627 8,374 58,175
Expenses:
Management and investment advisory fees ...................................................... 31,409 628 17,523
Distribution f ees - Class A ....................................................................... 1,388 N/A 119
Distribution f ees - Class C ....................................................................... 1,964 N/A N/A
Distribution f ees - Class J ........................................................................ 162 26 N/A
Distribution f ees - R-1 ........................................................................... N/A 2 N/A
Distribution f ees - R-3 ........................................................................... 15 13 –
Distribution f ees - R-4 ........................................................................... 3 2 –
Administrative service fees - R-1 ................................................................ N/A 1 N/A
Administrative service fees - R-3 ................................................................ 4 4 –
Administrative service fees - R-4 ................................................................ 1 1 –
Administrative service fees - R-5 ................................................................ 1 1 –
Registration fees - Class A ....................................................................... 35 N/A 17
Registration fees - Class C ....................................................................... 14 N/A N/A
Registration fees - Class J ........................................................................ 12 8 N/A
Registration fees - Institutional .................................................................. 41 9 24
Registration fees - R-6 ........................................................................... 29 N/A 44
Service fees - R-1 ................................................................................ N/A 1 N/A
Service fees - R-3 ................................................................................ 15 13 –
Service fees - R-4 ................................................................................ 6 4 –
Service fees - R-5 ................................................................................ 16 17 –
Shareholder reports - Class A .................................................................... 24 N/A 9
Shareholder reports - Class C .................................................................... 14 N/A N/A
Shareholder reports - Class J ..................................................................... 4 2 N/A
Shareholder reports - Institutional ............................................................... 84 2 83
Shareholder reports - R-6 ........................................................................ 4 N/A 24
Transfer agent fees - Class A ..................................................................... 543 N/A 67
Transfer agent fees - Class C ..................................................................... 154 N/A N/A
Transfer agent fees - Class J ..................................................................... 59 29 N/A
Transfer agent fees - Institutional ................................................................ 1,319 40 907
Chief compliance officer expenses ............................................................... 5 – 2
Custodian fees .................................................................................... 2 13 122
Directors' expenses ............................................................................... 91 10 40
Professional fees ................................................................................. 16 18 75
Other expenses ................................................................................... 61 5 63
Total Gross Expenses 37,495 849 19,119
Less: Reimbursement from Manager ............................................................ 1,969 67 1,093
Less: Reimbursement from Manager - Class A .................................................. – N/A 4
Less: Reimbursement from Manager - Institutional ............................................. – – 289
Less: Reimbursement from Distributor - Class J ................................................ 22 4 N/A
Total Net Expenses 35,504 778 17,733
Net Investment Income (Loss) (15,877) 7,596 40,442

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 204,425 (1,213) 172,502
Foreign currency contracts ....................................................................... – – 919
Foreign currency transactions .................................................................... – – (756)
Futures contracts ................................................................................. – – 78,077
Options and swaptions ........................................................................... – – 494
Swap agreements ................................................................................. – – (169)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (1,781,091) (44,868) (88,974)
Foreign currency contracts ....................................................................... – – (277)
Futures contracts ................................................................................. – – 44,026
Options and swaptions ........................................................................... – – (1,976)
Swap agreements ................................................................................. – – 916
Translation of assets and liabilities in foreign currencies ........................................ – – (26)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements (1,576,666) (46,081) 204,756
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,592,543) $ (38,485) $ 245,198
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 3,800 $ 2,589 $ 14,553
(b)
Withholding tax .................................................................................. – (78) (323)
Interest ............................................................................................ – 4,417 –
Securities lending - net ...........................................................................
– – 206
Total Income 3,800 6,928 14,436
Expenses:
Management and investment advisory fees ...................................................... 1,907 4,257 1,500
Distribution fees - Class A ....................................................................... 25 48 N/A
Distribution fees - R-1 ........................................................................... N/A N/A 1
Distribution fees - R-3 ........................................................................... N/A N/A 20
Distribution fees - R-4 ........................................................................... N/A N/A 5
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 5
Administrative service fees - R-4 ................................................................ N/A N/A 1
Administrative service fees - R-5 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... 9 9 N/A
Registration fees - Institutional .................................................................. 9 12 8
Registration fees - R-6 ........................................................................... 9 9 12
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 20
Service fees - R-4 ................................................................................ N/A N/A 12
Service fees - R-5 ................................................................................ N/A N/A 22
Shareholder reports - Class A .................................................................... 1 5 N/A
Shareholder reports - Institutional ............................................................... 4 73 3
Shareholder reports - R-6 ........................................................................ 1 1 –
Transfer agent fees - Class A ..................................................................... 18 26 N/A
Transfer agent fees - Institutional ................................................................ 52 160 18
Chief compliance officer expenses ............................................................... – – 1
Custodian fees .................................................................................... 1 95 98
Directors' expenses ............................................................................... 7 7 12
Dividends and interest on securities sold short .................................................. – 433 –
Index license fees ................................................................................ – – 184
Professional fees ................................................................................. 12 102 45
Short sale fees .................................................................................... – 367 –
Other expenses ................................................................................... 8 25 67
Total Gross Expenses 2,063 5,629 2,037
Less: Reimbursement from Manager ............................................................ 136 107 –
Less: Reimbursement from Manager - Class A .................................................. 9 – N/A
Less: Reimbursement from Manager - Institutional ............................................. 13 258 28
Less: Reimbursement from Manager - R-6 ...................................................... – 55 111
Total Net Expenses 1,905 5,209 1,898
Net Investment Income (Loss) 1,895 1,719 12,538

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 42,083 18,525 3,729
Foreign currency contracts ....................................................................... – 1,976 –
Foreign currency transactions .................................................................... (4) (15) (232)
Futures contracts ................................................................................. – 4,541 (65)
Options and swaptions ........................................................................... – 594 –
Short sales ........................................................................................ – (1,552) –
Swap agreements ................................................................................. – (3,180) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (66,908) (42,947) (100,744)
Foreign currency contracts ....................................................................... – 1,420 –
Futures contracts ................................................................................. – 2,638 (99)
Options and swaptions ........................................................................... – 33 –
Short sales ........................................................................................ – 7,334 –
Swap agreements ................................................................................. – 5,736 –
Translation of assets and liabilities in foreign currencies ........................................ – (73) (109)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (24,829) (4,970) (97,520)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (22,934) $ (3,251) $ (84,982)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Dividends include foreign tax reclaims of $749.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 10,573 $ 26 $ 44,417
Withholding tax .................................................................................. (970) – (5,127)
Interest ............................................................................................ – 3,466 2
Securities lending - net ...........................................................................
114 – 80
Total Income 9,717 3,492 39,372
Expenses:
Management and investment advisory fees ...................................................... 5,724 450 18,232
Distribution f ees - Class A ....................................................................... N/A 74 10
Registration fees - Class A ....................................................................... N/A 13 9
Registration fees - Institutional .................................................................. 9 13 17
Registration fees - R-6 ........................................................................... 10 N/A 11
Shareholder reports - Class A .................................................................... N/A 1 2
Shareholder reports - Institutional ............................................................... 4 1 17
Transfer agent fees - Class A ..................................................................... N/A 25 12
Transfer agent fees - Institutional ................................................................ 35 56 66
Chief compliance officer expenses ............................................................... 1 – 2
Custodian fees .................................................................................... 128 1 521
Directors' expenses ............................................................................... 12 3 33
Interest expense and fees ......................................................................... – 35 –
Professional fees ................................................................................. 24 21 22
Other expenses ................................................................................... 11 1 38
Total Gross Expenses 5,958 694 18,992
Less: Reimbursement from Manager ............................................................ – 54 –
Less: Reimbursement from Manager - Class A .................................................. N/A 3 10
Less: Reimbursement from Manager - Institutional ............................................. 5 15 6
Total Net Expenses 5,953 622 18,976
Net Investment Income (Loss) 3,764 2,870 20,396
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 0 and $ 2,676 , respectively) .............. 32,320 (409) 8,896
Foreign currency transactions .................................................................... (170) – (2,877)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 2,255 , respectively) ........................... (192,726) (10,608) (388,190)
Translation of assets and liabilities in foreign currencies ........................................ (53) – 172
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (160,629) (11,017) (381,999)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (156,865) $ (8,147) $ (361,603)

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)

See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 11,897 $ 10 $ 21,148
Withholding tax .................................................................................. (53) – –
Interest ............................................................................................ 1 – 178,151
Securities lending - net ...........................................................................
– – 181
Total Income 11,845 10 199,480
Expenses:
Management and investment advisory fees ...................................................... 4,447 39 28,093
Distribution f ees - Class A ....................................................................... 192 N/A 1,217
Distribution f ees - Class C ....................................................................... 320 N/A 1,210
Distribution f ees - Class J ........................................................................ N/A N/A 31
Distribution f ees - R-1 ........................................................................... N/A N/A 1
Distribution f ees - R-3 ........................................................................... N/A N/A 2
Distribution f ees - R-4 ........................................................................... N/A N/A 1
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... 12 N/A 19
Registration fees - Class C ....................................................................... 9 N/A 12
Registration fees - Class J ........................................................................ N/A N/A 9
Registration fees - Institutional .................................................................. 24 10 21
Registration fees - R-6 ........................................................................... 9 N/A 10
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 2
Service fees - R-4 ................................................................................ N/A N/A 1
Service fees - R-5 ................................................................................ N/A N/A 5
Shareholder reports - Class A .................................................................... 8 N/A 23
Shareholder reports - Class C .................................................................... 6 N/A 14
Shareholder reports - Class J ..................................................................... N/A N/A 2
Shareholder reports - Institutional ............................................................... 40 – 144
Shareholder reports - R-6 ........................................................................ – N/A 1
Transfer agent fees - Class A ..................................................................... 88 N/A 409
Transfer agent fees - Class C ..................................................................... 41 N/A 107
Transfer agent fees - Class J ..................................................................... N/A N/A 26
Transfer agent fees - Institutional ................................................................ 347 – 2,469
Chief compliance officer expenses ............................................................... 1 – 4
Custodian fees .................................................................................... 3 2 33
Directors' expenses ............................................................................... 12 1 78
Professional fees ................................................................................. 12 12 22
Other expenses ................................................................................... 10 – 49
Total Gross Expenses 5,581 64 34,018
Less: Reimbursement from Manager - Class A .................................................. 41 N/A –
Less: Reimbursement from Manager - Class C .................................................. 28 N/A –
Less: Reimbursement from Manager - Institutional ............................................. 127 18 –
Less: Reimbursement from Manager - R-6 ...................................................... 3 N/A –
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 5
Total Net Expenses 5,382 46 34,013
Net Investment Income (Loss) 6,463 (36) 165,467
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... 34,631 648 55,424
Foreign currency transactions .................................................................... 1 – –
Futures contracts ................................................................................. – – 10,914
Options and swaptions ........................................................................... – – 3,543
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (15,156) (1,981) (636,391)
Futures contracts ................................................................................. – – (1,965)
Options and swaptions ........................................................................... – – (118)
Translation of assets and liabilities in foreign currencies ........................................ (1) – –
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 19,475 (1,333) (568,593)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 25,938 $ (1,369) $ (403,126)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (15,877) $ (21,998)
Net realized gain (loss) on investments ................................................................................................ 204,425 792,123
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,781,091) 1,780,646
Net Increase (Decrease) in Net Assets Resulting from Operations (1,592,543) 2,550,771
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (707,526) (273,239)
Total Dividends and Distributions (707,526) (273,239)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
888,205 947,341
Total Increase (Decrease) in Net Assets (1,411,864) 3,224,873
Net Assets
Beginning of period ....................................................................................................................
11,062,427 7,837,554
End of period ..........................................................................................................................
$ 9,650,563 $ 11,062,427
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ................................ $ 362,088 $ 34,944 $ 33,637 $ 634,989 $ 4,391 $ 1,745 $ 5,857 $ 449,634
Reinvested ........................... 73,802 26,887 14,404 194,441 884 364 791 378,787
Redeemed ............................
(270,111) (38,071) (31,446) (440,190) (2,847) (3,680) (1,797) (541,298)
Net Increase (Decrease)
$ 165,779 $ 23,760 $ 16,595 $ 389,240 $ 2,428 $ (1,571) $ 4,851 $ 287,123
Shares:
Sold ................................ 9,502 936 825 16,052 108 43 156 11,183
Reinvested ........................... 1,862 729 357 4,790 22 9 20 9,300
Redeemed ............................
(6,971) (1,027) (814) (11,144) (73) (100) (46) (13,247)
Net Increase (Decrease)
4,393 638 368 9,698 57 (48) 130 7,236
Year Ended August 31, 2021
Dollars:
Sold ................................ $ 460,034 $ 75,366 $ 78,501 $ 1,226,526 $ 3,604 $ 1,377 $ 2,885 $ 1,314,347
Reinvested ........................... 22,003 11,315 5,294 87,710 275 181 425 138,915
Redeemed ............................
(208,606) (79,458) (58,408) (1,466,536) (3,576) (2,411) (6,008) (656,414)
Net Increase (Decrease)
$ 273,431 $ 7,223 $ 25,387 $ (152,300) $ 303 $ (853) $ (2,698) $ 796,848
Shares:
Sold ................................ 12,444 2,265 2,163 33,988 100 39 79 37,295
Reinvested ........................... 666 363 158 2,603 9 5 13 4,112
Redeemed ............................
(5,823) (2,377) (1,658) (40,934) (104) (67) (157) (18,165)
Net Increase (Decrease)
7,287 251 663 (4,343) 5 (23) (65) 23,242
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain
on investments ......................... $ (75,167) $ (28,072) $ (14,420) $ (204,611) $ (884) $ (364) $ (791) $ (383,217)
Total Dividends and Distributions
$ (75,167) $ (28,072) $ (14,420) $ (204,611) $ (884) $ (364) $ (791) $ (383,217)
Year Ended August 31, 2021
From net investment income and net realized gain
on investments ......................... $ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Total Dividends and Distributions
$ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 7,596 $ 18,529
Net realized gain (loss) on investments ................................................................................................ (1,213) 111,727
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(44,868) (135,202)
Net Increase (Decrease) in Net Assets Resulting from Operations (38,485) (4,946)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (17,934) (131,463)
Total Dividends and Distributions (17,934) (131,463)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
68,449 (1,346,178)
Total Increase (Decrease) in Net Assets 12,030 (1,482,587)
Net Assets
Beginning of period ....................................................................................................................
898,355 2,380,942
End of period ..........................................................................................................................
$ 910,385 $ 898,355
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ........................................... $ 5,286 $ 152,129 $ 60 $ N/A $ 1,726 $ 462 $ 2,184
Reinvested ...................................... 609 16,871 11 N/A 146 58 239
Redeemed .......................................
(4,891) (98,460) (138) N/A (2,816) (1,392) (3,635)
Net Increase (Decrease)
$ 1,004 $ 70,540 $ (67) $ N/A $ (944) $ (872) $ (1,212)
Shares:
Sold ........................................... 554 15,364 6 N/A 179 47 227
Reinvested ...................................... 63 1,713 1 N/A 15 6 25
Redeemed .......................................
(509) (9,889) (14) N/A (293) (143) (377)
Net Increase (Decrease)
108 7,188 (7) N/A (99) (90) (125)
Year Ended August 31, 2021
(a)
Dollars:
Sold ........................................... $ 10,051 $ 289,179 $ 347 $ 1,364 $ 10,337 $ 1,747 $ 4,011
Reinvested ...................................... 7,097 116,860 240 1,145 2,125 1,081 2,898
Redeemed .......................................
(17,675) (1,743,935) (589) (8,521) (12,193) (4,107) (7,640)
Net Increase (Decrease)
$ (527) $ (1,337,896) $ (2) $ (6,012) $ 269 $ (1,279) $ (731)
Shares:
Sold ........................................... 935 27,388 32 125 1,039 162 390
Reinvested ...................................... 687 11,062 23 111 206 104 279
Redeemed .......................................
(1,703) (146,690) (58) (858) (1,224) (404) (745)
Net Increase (Decrease)
(81) (108,240) (3) (622) 21 (138) (76)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments $ (609) $ (16,871) $ (11) $ N/A $ (146) $ (58) $ (239)
Total Dividends and Distributions
$ (609) $ (16,871) $ (11) $ N/A $ (146) $ (58) $ (239)
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments $ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
Total Dividends and Distributions
$ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 40,442 $ 76,537
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements .................. 251,067 365,412
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .......................................................................................................................
(46,311) 291,328
Net Increase (Decrease) in Net Assets Resulting from Operations 245,198 733,277
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (281,504) (17,546)
Total Dividends and Distributions (281,504) (17,546)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
256,733 490,194
Total Increase (Decrease) in Net Assets 220,427 1,205,925
Net Assets
Beginning of period ....................................................................................................................
4,383,853 3,177,928
End of period ..........................................................................................................................
$ 4,604,280 $ 4,383,853
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ........................................... $ 42,120 $ N/A $ 381,623 $ 36 $ – $ 22 $ 431,312
Reinvested ...................................... 5,190 N/A 129,937 15 1 3 137,077
Redeemed .......................................
(9,600) N/A (254,324) – – (1) (606,678)
Net Increase (Decrease)
$ 37,710 $ N/A $ 257,236 $ 51 $ 1 $ 24 $ (38,289)
Shares:
Sold ........................................... 3,154 N/A 28,560 3 – 2 32,424
Reinvested ...................................... 396 N/A 9,936 1 – – 10,492
Redeemed .......................................
(720) N/A (19,010) – – – (45,457)
Net Increase (Decrease)
2,830 N/A 19,486 4 – 2 (2,541)
Year Ended August 31, 2021
(b)
Dollars:
Sold ........................................... $ 42,836 $ 126 $ 541,536 $ 47 $ – $ 58 $ 1,103,343
Reinvested ...................................... 83 – 10,673 – – – 6,294
Redeemed .......................................
(13,633) (12,365) (857,950) – – (60) (330,794)
Net Increase (Decrease)
$ 29,286 $ (12,239) $ (305,741) $ 47 $ – $ (2) $ 778,843
Shares:
Sold ........................................... 3,383 11 43,438 4 – 5 86,468
Reinvested ...................................... 7 – 892 – – – 526
Redeemed .......................................
(1,090) (1,021) (66,250) – – (5) (27,849)
Net Increase (Decrease)
2,300 (1,010) (21,920) 4 – – 59,145
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments $ (5,608) $ N/A $ (137,059) $ (15) $ (1) $ (3) $ (138,818)
Total Dividends and Distributions
$ (5,608) $ N/A $ (137,059) $ (15) $ (1) $ (3) $ (138,818)
Year Ended August 31, 2021
(b)
From net investment income and net realized gain on investments $ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Total Dividends and Distributions
$ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,895 $ 4,453
Net realized gain (loss) on investments and foreign currencies ....................................................................... 42,079 182,758
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(66,908) 66,615
Net Increase (Decrease) in Net Assets Resulting from Operations (22,934) 253,826
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (140,225) (47,266)
Total Dividends and Distributions (140,225) (47,266)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
63,809 (474,522)
Total Increase (Decrease) in Net Assets (99,350) (267,962)
Net Assets
Beginning of period ....................................................................................................................
584,998 852,960
End of period ..........................................................................................................................
$ 485,648 $ 584,998
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ..................................................................................... $ 3,364 $ 16,503 $ 14,245
Reinvested ................................................................................ 5,392 20,070 105,996
Redeemed .................................................................................
(4,536) (47,732) (49,493)
Net Increase (Decrease)
$ 4,220 $ (11,159) $ 70,748
Shares:
Sold ..................................................................................... 201 1,095 841
Reinvested ................................................................................ 388 1,430 7,510
Redeemed .................................................................................
(287) (2,685) (3,206)
Net Increase (Decrease)
302 (160) 5,145
Year Ended August 31, 2021
Dollars:
Sold ..................................................................................... $ 10,882 $ 33,248 $ 43,898
Reinvested ................................................................................ 711 4,807 40,574
Redeemed .................................................................................
(6,730) (30,514) (571,398)
Net Increase (Decrease)
$ 4,863 $ 7,541 $ (486,926)
Shares:
Sold ..................................................................................... 646 1,972 2,572
Reinvested ................................................................................ 44 295 2,479
Redeemed .................................................................................
(399) (1,785) (31,985)
Net Increase (Decrease)
291 482 (26,934)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments ......................................... $ (5,394) $ (20,450) $ (114,381)
Total Dividends and Distributions
$ (5,394) $ (20,450) $ (114,381)
Year Ended August 31, 2021
From net investment income and net realized gain on investments ......................................... $ (715) $ (4,877) $ (41,674)
Total Dividends and Distributions
$ (715) $ (4,877) $ (41,674)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 1,719 $ 5,465
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ...... 20,889 46,593
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................
(25,859) 6,581
Net Increase (Decrease) in Net Assets Resulting from Operations (3,251) 58,639
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (21,550) (12,889)
Total Dividends and Distributions (21,550) (12,889)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(60,559) (283,471)
Total Increase (Decrease) in Net Assets (85,360) (237,721)
Net Assets
Beginning of period ....................................................................................................................
563,702 801,423
End of period ..........................................................................................................................
$ 478,342 $ 563,702
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold .......................................................................... $ 2,631 $ N/A $ 38,822 $ 12,633
Reinvested ..................................................................... 1,140 N/A 11,318 643
Redeemed ......................................................................
(3,976) N/A (55,650) (68,120)
Net Increase (Decrease)
$ (205) $ N/A $ (5,510) $ (54,844)
Shares:
Sold .......................................................................... 229 N/A 3,312 1,070
Reinvested ..................................................................... 101 N/A 987 56
Redeemed ......................................................................
(345) N/A (4,772) (5,883)
Net Increase (Decrease)
(15) N/A (473) (4,757)
Year Ended August 31, 2021
(b)
Dollars:
Sold .......................................................................... $ 17,733 $ 162 $ 83,371 $ 27,567
Reinvested ..................................................................... 267 50 8,856 289
Redeemed ......................................................................
(8,032) (17,483) (362,608) (33,643)
Net Increase (Decrease)
$ 9,968 $ (17,271) $ (270,381) $ (5,787)
Shares:
Sold .......................................................................... 1,563 15 7,245 2,382
Reinvested ..................................................................... 24 5 781 25
Redeemed ......................................................................
(705) (1,596) (31,841) (2,916)
Net Increase (Decrease)
882 (1,576) (23,815) (509)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments .............................. $ (1,345) $ N/A $ (13,625) $ (6,580)
Total Dividends and Distributions
$ (1,345) $ N/A $ (13,625) $ (6,580)
Year Ended August 31, 2021
(b)
From net investment income and net realized gain on investments .............................. $ (334) $ (52) $ (9,671) $ (2,832)
Total Dividends and Distributions
$ (334) $ (52) $ (9,671) $ (2,832)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 12,538 $ 27,490
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... 3,432 37,361
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
(100,952) 206,022
Net Increase (Decrease) in Net Assets Resulting from Operations (84,982) 270,873
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (61,068) (27,015)
Total Dividends and Distributions (61,068) (27,015)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
16,767 (93,651)
Total Increase (Decrease) in Net Assets (129,283) 150,207
Net Assets
Beginning of period ....................................................................................................................
1,248,080 1,097,873
End of period ..........................................................................................................................
$ 1,118,797 $ 1,248,080
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ........................................... $ 8,774 $ 19 $ N/A $ 1,666 $ 1,027 $ 2,050 $ 63,071
Reinvested ...................................... 2,602 19 N/A 715 478 802 56,452
Redeemed .......................................
(5,413) (37) N/A (2,990) (1,746) (3,934) (106,788)
Net Increase (Decrease)
$ 5,963 $ 1 $ N/A $ (609) $ (241) $ (1,082) $ 12,735
Shares:
Sold ........................................... 737 2 N/A 144 87 174 5,233
Reinvested ...................................... 221 2 N/A 62 41 69 4,808
Redeemed .......................................
(454) (3) N/A (257) (149) (333) (8,988)
Net Increase (Decrease)
504 1 N/A (51) (21) (90) 1,053
Year Ended August 31, 2021
(a)
Dollars:
Sold ........................................... $ 17,412 $ 65 $ 74 $ 3,835 $ 3,567 $ 5,772 $ 106,980
Reinvested ...................................... 950 7 8 315 203 338 25,194
Redeemed .......................................
(12,893) (173) (697) (6,479) (4,343) (7,123) (226,663)
Net Increase (Decrease)
$ 5,469 $ (101) $ (615) $ (2,329) $ (573) $ (1,013) $ (94,489)
Shares:
Sold ........................................... 1,536 6 7 343 314 506 9,319
Reinvested ...................................... 85 1 – 29 18 31 2,253
Redeemed .......................................
(1,125) (16) (62) (589) (381) (626) (20,079)
Net Increase (Decrease)
496 (9) (55) (217) (49) (89) (8,507)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments $ (2,602) $ (19) $ N/A $ (715) $ (478) $ (802) $ (56,452)
Total Dividends and Distributions
$ (2,602) $ (19) $ N/A $ (715) $ (478) $ (802) $ (56,452)
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments $ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
Total Dividends and Distributions
$ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 3,764 $ 11,826
Net realized gain (loss) on investments and foreign currencies ....................................................................... 32,150 115,085
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(192,779) 142,151
Net Increase (Decrease) in Net Assets Resulting from Operations (156,865) 269,062
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (99,426) (12,895)
Total Dividends and Distributions (99,426) (12,895)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
64,051 (118,904)
Total Increase (Decrease) in Net Assets (192,240) 137,263
Net Assets
Beginning of period ....................................................................................................................
1,181,526 1,044,263
End of period ..........................................................................................................................
$ 989,286 $ 1,181,526
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ..................................................................................... $ N/A $ 14,395 $ 108,886
Reinvested ................................................................................ N/A 8,198 91,228
Redeemed .................................................................................
N/A (22,994) (135,662)
Net Increase (Decrease)
$ N/A $ (401) $ 64,452
Shares:
Sold ..................................................................................... N/A 1,200 8,943
Reinvested ................................................................................ N/A 719 7,940
Redeemed .................................................................................
N/A (2,058) (11,410)
Net Increase (Decrease)
N/A (139) 5,473
Year Ended August 31, 2021
(a)
Dollars:
Sold ..................................................................................... $ 290 $ 33,977 $ 169,805
Reinvested ................................................................................ 43 1,046 11,806
Redeemed .................................................................................
(5,816) (32,846) (297,209)
Net Increase (Decrease)
$ (5,483) $ 2,177 $ (115,598)
Shares:
Sold ..................................................................................... 26 2,827 14,059
Reinvested ................................................................................ 4 88 990
Redeemed .................................................................................
(482) (2,749) (25,198)
Net Increase (Decrease)
(452) 166 (10,149)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments ......................................... $ N/A $ (8,198) $ (91,228)
Total Dividends and Distributions
$ N/A $ (8,198) $ (91,228)
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments ......................................... $ (43) $ (1,046) $ (11,806)
Total Dividends and Distributions
$ (43) $ (1,046) $ (11,806)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,870 $ 5,039
Net realized gain (loss) on investments ................................................................................................ (409) 1,160
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(10,608) 8,370
Net Increase (Decrease) in Net Assets Resulting from Operations (8,147) 14,569
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,779) (5,108)
Total Dividends and Distributions (2,779) (5,108)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
21,421 33,091
Total Increase (Decrease) in Net Assets 10,495 42,552
Net Assets
Beginning of period ....................................................................................................................
175,476 132,924
End of period ..........................................................................................................................
$ 185,971 $ 175,476
Class A Institutional
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ............................................................................................... $ 14,255 $ 23,206
Reinvested .......................................................................................... 832 1,912
Redeemed ...........................................................................................
(11,110) (7,674)
Net Increase (Decrease)
$ 3,977 $ 17,444
Shares:
Sold ............................................................................................... 1,246 2,014
Reinvested .......................................................................................... 73 167
Redeemed ...........................................................................................
(976) (671)
Net Increase (Decrease)
343 1,510
Year Ended August 31, 2021
Dollars:
Sold ............................................................................................... $ 16,220 $ 37,888
Reinvested .......................................................................................... 1,725 3,313
Redeemed ...........................................................................................
(12,651) (13,404)
Net Increase (Decrease)
$ 5,294 $ 27,797
Shares:
Sold ............................................................................................... 1,419 3,296
Reinvested .......................................................................................... 152 291
Redeemed ...........................................................................................
(1,114) (1,188)
Net Increase (Decrease)
457 2,399
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments ................................................... $ (855) $ (1,924)
Total Dividends and Distributions
$ (855) $ (1,924)
Year Ended August 31, 2021
From net investment income and net realized gain on investments ................................................... $ (1,769) $ (3,339)
Total Dividends and Distributions
$ (1,769) $ (3,339)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 20,396 $ 47,354
Net realized gain (loss) on investments and foreign currencies ....................................................................... 6,019 142,323
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(388,018) 33,160
Net Increase (Decrease) in Net Assets Resulting from Operations (361,603) 222,837
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (142,189) (17,592)
Total Dividends and Distributions (142,189) (17,592)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(195,101) 1,800,621
Total Increase (Decrease) in Net Assets (698,893) 2,005,866
Net Assets
Beginning of period ....................................................................................................................
3,863,736 1,857,870
End of period ..........................................................................................................................
$ 3,164,843 $ 3,863,736
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold ..................................................................................... $ 780 $ 16,974 $ 254,165
Reinvested ................................................................................ 244 4,233 137,294
Redeemed .................................................................................
(2,003) (16,557) (590,231)
Net Increase (Decrease)
$ (979) $ 4,650 $ (198,772)
Shares:
Sold ..................................................................................... 59 1,291 19,313
Reinvested ................................................................................ 19 328 10,620
Redeemed .................................................................................
(149) (1,251) (45,425)
Net Increase (Decrease)
(71) 368 (15,492)
Year Ended August 31, 2021
Dollars:
Sold ..................................................................................... $ 7,512 $ 110,756 $ 2,219,452
Reinvested ................................................................................ 17 601 16,940
Redeemed .................................................................................
(2,444) (21,423) (530,790)
Net Increase (Decrease)
$ 5,085 $ 89,934 $ 1,705,602
Shares:
Sold ..................................................................................... 521 8,253 155,917
Reinvested ................................................................................ 2 46 1,274
Redeemed .................................................................................
(174) (1,536) (40,477)
Net Increase (Decrease)
349 6,763 116,714
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments ......................................... $ (249) $ (4,286) $ (137,654)
Total Dividends and Distributions
$ (249) $ (4,286) $ (137,654)
Year Ended August 31, 2021
From net investment income and net realized gain on investments ......................................... $ (17) $ (603) $ (16,972)
Total Dividends and Distributions
$ (17) $ (603) $ (16,972)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 6,463 $ 12,891
Net realized gain (loss) on investments and foreign currencies ....................................................................... 34,632 250,778
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
(15,157) 320,555
Net Increase (Decrease) in Net Assets Resulting from Operations 25,938 584,224
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (6,096) (18,307)
Total Dividends and Distributions (6,096) (18,307)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
69,054 (1,045,441)
Total Increase (Decrease) in Net Assets 88,896 (479,524)
Net Assets
Beginning of period ....................................................................................................................
1,112,758 1,592,282
End of period ..........................................................................................................................
$ 1,201,654 $ 1,112,758
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold .......................................................................... $ 17,356 $ 1,499 $ 91,355 $ 82,939
Reinvested ..................................................................... 613 57 4,539 485
Redeemed ......................................................................
(13,595) (13,471) (95,179) (7,544)
Net Increase (Decrease)
$ 4,374 $ (11,915) $ 715 $ 75,880
Shares:
Sold .......................................................................... 993 87 5,181 4,572
Reinvested ..................................................................... 35 3 260 27
Redeemed ......................................................................
(777) (784) (5,423) (427)
Net Increase (Decrease)
251 (694) 18 4,172
Year Ended August 31, 2021
Dollars:
Sold .......................................................................... $ 40,724 $ 3,995 $ 318,215 $ 52,413
Reinvested ..................................................................... 1,181 373 15,730 215
Redeemed ......................................................................
(38,941) (32,965) (1,398,642) (7,739)
Net Increase (Decrease)
$ 2,964 $ (28,597) $ (1,064,697) $ 44,889
Shares:
Sold .......................................................................... 2,675 270 22,826 3,311
Reinvested ..................................................................... 85 27 1,173 15
Redeemed ......................................................................
(2,720) (2,275) (92,912) (481)
Net Increase (Decrease)
40 (1,978) (68,913) 2,845
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments .............................. $ (679) $ (58) $ (4,873) $ (486)
Total Dividends and Distributions
$ (679) $ (58) $ (4,873) $ (486)
Year Ended August 31, 2021
From net investment income and net realized gain on investments .............................. $ (1,301) $ (382) $ (16,409) $ (215)
Total Dividends and Distributions
$ (1,301) $ (382) $ (16,409) $ (215)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ (36) $ (35)
Net realized gain (loss) on investments ................................................................................................ 648 3,371
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,981) 183
Net Increase (Decrease) in Net Assets Resulting from Operations (1,369) 3,519
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,998) (788)
Total Dividends and Distributions (2,998) (788)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
2,869 1,132
Total Increase (Decrease) in Net Assets (1,498) 3,863
Net Assets
Beginning of period ....................................................................................................................
11,489 7,626
End of period ..........................................................................................................................
$ 9,991 $ 11,489
Institutional
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold .......................................................................................................... $ 71
Reinvested ..................................................................................................... 2,998
Redeemed ......................................................................................................
(200)
Net Increase (Decrease)
$ 2,869
Shares:
Sold .......................................................................................................... 4
Reinvested ..................................................................................................... 222
Redeemed ......................................................................................................
(16)
Net Increase (Decrease)
210
Year Ended August 31, 2021
Dollars:
Sold .......................................................................................................... $ 421
Reinvested ..................................................................................................... 788
Redeemed ......................................................................................................
(77)
Net Increase (Decrease)
$ 1,132
Shares:
Sold .......................................................................................................... 27
Reinvested ..................................................................................................... 45
Redeemed ......................................................................................................
(4)
Net Increase (Decrease)
68
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized gain on investments .............................................................. $ (2,998)
Total Dividends and Distributions
$ (2,998)
Year Ended August 31, 2021
From net investment income and net realized gain on investments .............................................................. $ (788)
Total Dividends and Distributions
$ (788)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 165,467 $ 307,111
Net realized gain (loss) on investments, futures and options and swaptions .......................................................... 69,881 60,335
Net change in unrealized appreciation/(depreciation) of investments, futures and options and swaptions ...........................
(638,474) 215,531
Net Increase (Decrease) in Net Assets Resulting from Operations (403,126) 582,977
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (190,025) (339,747)
Total Dividends and Distributions (190,025) (339,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(450,117) 688,899
Total Increase (Decrease) in Net Assets (1,043,268) 932,129
Net Assets
Beginning of period ....................................................................................................................
8,457,459 7,525,330
End of period ..........................................................................................................................
$ 7,414,191 $ 8,457,459
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold .............................. $ 115,146 $ 14,343 $ 4,985 $ 745,387 $ 9 $ N/A $ 214 $ 404 $ 202 $ 141,508
Reinvested ......................... 17,351 3,828 950 92,821 12 N/A 34 25 88 21,548
Redeemed ..........................
(121,295) (36,492) (4,940) (1,307,245) (30) N/A (926) (110) (1,088) (136,846)
Net Increase (Decrease)
$ 11,202 $ (18,321) $ 995 $ (469,037) $ (9) $ N/A $ (678) $ 319 $ (798) $ 26,210
Shares:
Sold .............................. 10,941 1,375 492 72,042 1 N/A 21 39 19 13,671
Reinvested ......................... 1,672 369 95 9,016 1 N/A 3 2 9 2,096
Redeemed ..........................
(11,715) (3,513) (494) (127,742) (3) N/A (89) (11) (109) (13,359)
Net Increase (Decrease)
898 (1,769) 93 (46,684) (1) N/A (65) 30 (81) 2,408
Year Ended August 31, 2021
(a)
Dollars:
Sold .............................. $ 288,143 $ 48,270 $ 6,004 $ 1,878,075 $ 72 $ 153 $ 2,271 $ 97 $ 1,039 $ 347,720
Reinvested ......................... 28,454 9,063 1,727 167,861 23 13 67 39 157 39,487
Redeemed ..........................
(217,288) (176,876) (9,245) (1,474,750) (108) (1,751) (1,214) (362) (709) (247,533)
Net Increase (Decrease)
$ 99,309 $ (119,543) $ (1,514) $ 571,186 $ (13) $ (1,585) $ 1,124 $ (226) $ 487 $ 139,674
Shares:
Sold .............................. 27,396 4,597 588 180,259 7 15 220 9 100 33,345
Reinvested ......................... 2,712 866 170 16,125 2 1 6 4 15 3,795
Redeemed ..........................
(20,694) (16,805) (908) (141,631) (10) (171) (116) (35) (68) (23,774)
Net Increase (Decrease)
9,414 (11,342) (150) 54,753 (1) (155) 110 (22) 47 13,366
Dividends and Distributions to Shareholders:
Period Ended February 28, 2022
From net investment income and net realized
gain on investments ................... $ (21,597) $ (4,383) $ (969) $ (122,474) $ (12) $ N/A $ (38) $ (25) $ (88) $ (40,439)
Total Dividends and Distributions
$ (21,597) $ (4,383) $ (969) $ (122,474) $ (12) $ N/A $ (38) $ (25) $ (88) $ (40,439)
Year Ended August 31, 2021
(a)
From net investment income and net realized
gain on investments ................... $ (36,063) $ (10,211) $ (1,762) $ (220,025) $ (23) $ (30) $ (80) $ (39) $ (157) $ (71,357)
Total Dividends and Distributions
$ (36,063) $ (10,211) $ (1,762) $ (220,025) $ (23) $ (30) $ (80) $ (39) $ (157) $ (71,357)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund,
Bond Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Equity Index Fund,
International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund,
Small-MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income Fund, series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 23, 2021, Class C shares discontinued operations and converted into Class A shares for Diversified Real Asset Fund and
Global Multi-Asset Strategy Fund.
Effective February 23, 2021, Class A shares discontinued operations for International Small Company Fund.
Effective March 1, 2021, Class R-2 shares discontinued operations and converted into Class R-3 shares for all Funds.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February
28, 2022:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified Real Asset Fund
Euro 8 .4%
International Equity Index Fund
Euro 31 .4%
Japanese Yen 22 .5
British Pound Sterling 15 .1
Swiss Franc 10 .1
Australian Dollar 7 .3
International Small Company Fund
Japanese Yen 22 .7%
Euro 20 .7
British Pound Sterling 18 .7
Canadian Dollar 13 .7
Australian Dollar 6 .8
Origin Emerging Markets Fund
New Taiwan Dollar 23 .8%
Hong Kong Dollar 19 .8
Chinese Renminbi 16 .0
South Korean Won 12 .0
Indian Rupee 6 .6
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which they invest. Because the Underlying
Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities
(“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2022, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statements of assets and liabilities. At February 28, 2022,
Origin Emerging Markets Fund had an accrued foreign tax liability of $2,255,000 relating to foreign securities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2022, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the Funds' financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate (or such successor if no longer available)
plus 1.25%. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of
February 28, 2022 .
During the period ended February 28, 2022, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended February 28, 2022, Funds borrowing from the Facility were as follows (amounts in thousands):
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 713,060 15.49%
GMS Cayman Corporation 9,406 1.97
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 75 0.70%
Bond Market Index Fund 84 0.70
Diversified Real Asset Fund 930 0.71
Edge MidCap Fund 70 0.72
Global Multi-Strategy Fund 90 0.70
International Equity Index Fund 6 0.70
International Small Company Fund 39 0.70
Origin Emerging Markets Fund 282 0.70
Small- MidCap Dividend Income Fund 335 0.71
Small- MidCap Growth Fund 1 0.70
Spectrum Preferred and Capital Securities Income Fund 463 0.70
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 2,892 0.71%
Global Multi-Strategy Fund 93 0.71
International Equity Index Fund 303 0.71
International Small Company Fund 1,151 0.71
Origin Emerging Markets Fund 5,191 0.71
Spectrum Preferred and Capital Securities Income Fund 1,032 0.73
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

In addition, the Funds, with the exception of Diversified Real Asset Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively.
Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Funds did not borrow against the line of credit during the period ended February 28, 2022 .
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest  in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

As of February 28, 2022, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ 16 $ (15) $ 1
$ 16 $ (15) $ 1 $ — $ 1
Bank of America NA
Foreign Currency Contracts 5 — 5
$ 5 $ — $ 5 $ — $ 5
Barclays Bank PLC
Foreign Currency Contracts — (30) (30)
Purchased Interest Rate Swaptions 350 — 350
Written Interest Rate Swaptions — (691) (69 1 )
$ 350 $ (721) $ (37 1 ) $ — $ (37 1 )
BNP Paribas
Foreign Currency Contracts — (117) (117)
$ — $ (117) $ (117) $ — $ (117)
Citigroup Inc
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
Deutsche Bank AG
Foreign Currency Contracts 1 — 1
Purchased Interest Rate Swaptions 1,111 — 1,111
Written Interest Rate Swaptions — (2,01 3 ) (2,01 3 )
$ 1,11 2 $ (2,01 3 ) $ (901) $ — $ (901)
JPMorgan Chase
Purchased Interest Rate Swaptions 21 8 — 21 8
Written Interest Rate Swaptions — (1,14 5 ) (1,14 5 )
$ 21 8 $ (1,14 5 ) $ (92 7 ) $ — $ (92 7 )
Morgan Stanley & Co
Foreign Currency Contracts 43 — 43
Purchased Interest Rate Swaptions 389 — 389
Written Interest Rate Swaptions — (89 7 ) (897)
$ 432 $ (89 7 ) $ (46 5 ) $ — $ (46 5 )
Westpac Banking Corporation
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
Total OTC $ 2,133 $ (4,909) $ (2,77 6 ) $ (2,776)
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 1,4 27 (1,46 3 ) (36)
$ 1,4 27 $ (1,46 3 ) $ (36) $ 36 $ —
Barclays Bank PLC
Credit Default Swaps 237 — 237
Foreign Currency Contracts 1 — 1
$ 238 $ — $ 238 $ — $ 238
BNP Paribas
Foreign Currency Contracts — (49) (49)
$ — $ (49) $ (49) $ — $ (49)
Deutsche Bank AG
Foreign Currency Contracts 53 (2) 51
$ 53 $ (2) $ 51 $ — $ 51
Goldman Sachs & Co
Credit Default Swaps 49 (102) (53)
Equity Basket Swaps 3 1 — 31
Foreign Currency Contracts 1 2 (19) (7)
$ 9 2 $ (12 1 ) $ (2 9 ) $ 29 $ —
HSBC Securities Inc
Credit Default Swaps — (70) (70)
Foreign Currency Contracts 1,595 (77 7 ) 81 8
$ 1,595 $ (847) $ 74 8 $ — $ 74 8
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February
28, 2022, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 28, 2022, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account. As of February 28, 2022, none of the Funds had deposits from counterparty.
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters) include the right of the fund (1) to
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
JPMorgan Chase
Credit Default Swaps $ 50 6 $ (62 0 ) $ (11 4 )
Equity Basket Swaps — (129) (129)
Foreign Currency Contracts 299 (43 3 ) (13 4 )
$ 80 5 $ (1,18 2 ) $ (377) $ 377 $ —
Merrill Lynch
Foreign Currency Contracts 2 1 (24) (3)
$ 2 1 $ (24) $ (3) $ — $ (3)
Morgan Stanley & Co
Credit Default Swaps 14 — 14
Equity Basket Swaps 4,79 1 — 4,791
Foreign Currency Contracts — (1) (1)
$ 4,8 05 $ (1) $ 4,80 4 $ — $ 4,80 4
Total OTC $ 9,0 36 $ (3,6 89 ) $ 5,347 $ 5,789
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities) Shorts
Total Deposits
with Counterparty
Bond Market Index Fund $ — $ — $ 17 $ — $ 17
Diversified Real Asset Fund 3,324 — — — 3,324
Global Multi-Strategy Fund 9,677 5,589 — 50,427 65,693
International Equity Index Fund 90 — — — 90
Spectrum Preferred and Capital Securities
Income Fund 23,443 — — — 23,443
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of February 28, 2022 , the
“floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued"
as of  February 28, 2022 was $8,700,000. The average outstanding balance for the liability during the period ended February 28, 2022 was
$8,317,000 at a weighted average annual interest rate of 0.72%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy
Fund. Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S.
Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital
Securities Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments typically are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2022, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund may hold reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. Global Multi-Strategy Fund did not enter into any reverse repurchase agreements during the period ended February 28, 2022 .
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2022, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy,
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 5,394 $ 21 9
Global Multi-Strategy Fund 663 (27)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2022 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal
Exchange-Traded Funds can be found at www.principalfunds.com. As of February 28, 2022, series of the Fund and Principal Variable
Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Percentage of
Outstanding Shares
Owned
Blue Chip Fund 35.39%
Bond Market Index Fund 73.16
Diversified Real Asset Fund 20.35
Edge MidCap Fund 71.57
International Equity Index Fund 54.89
International Small Company Fund 91.10
Origin Emerging Markets Fund 44.23
Small- MidCap Dividend Income Fund 8.42
Spectrum Preferred and Capital Securities Income Fund 9.87
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives February 28, 2022 Liability Derivatives February 28, 2022
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 53,014
*
Payables, Total distributable earnings (accumulated loss)
$ 1,497
*
Foreign exchange contracts Receivables
$ 65
Payables
$ 163
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 12,717
Payables, Total distributable earnings (accumulated loss)
$ 13,930
Total
$ 65,796 $ 15,590
Global Multi-Strategy Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,853
*
Payables, Total distributable earnings (accumulated loss)
$ 224
*
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 806
Payables, Total distributable earnings (accumulated loss)
$ 792
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 7,839
*
Payables, Total distributable earnings (accumulated loss)
$ 1,229
*
Foreign exchange contracts Receivables
$ 3,428
*
Payables
$ 2,768
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,315
*
Payables, Total distributable earnings (accumulated loss)
$ 1,774
*
Total
$ 17,241 $ 6,787
International Equity Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 106
*
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 117
Payables, Total distributable earnings (accumulated loss)
$ 2,730
*
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Futures contracts
$ 76,553 $ 44,157
Foreign exchange contracts
Foreign currency contracts
$ 919 $ (277)
Interest rate contracts
Investment transactions
*
$ 180 $ (13)
Futures contracts
$ 1,524 $ (131)
Options and swaptions
$ 494 $ (1,976)
Swap agreements
$ (169) $ 916
Total $ 79,501 $ 42,676
Global Multi-Strategy Fund
Commodity contracts
Futures contracts
$ 5,676 $ 1,982
Credit contracts
Swap agreements
$ 3 $ 36
Equity contracts
Investment transactions
*
$ (806) $ 202
Futures contracts
$ (99) $ 623
Options and swaptions
$ 594 $ 33
Swap agreements
$ (3,585) $ 5,311
Foreign exchange contracts
Foreign currency contracts
$ 1,976 $ 1,420
Futures contracts
$ 64 $ 26
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

*Investment transactions includes purchased options and/or purchased swaptions .
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended February 28, 2022 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Interest rate contracts
Futures contracts
$ (1,100) $ 7
Swap agreements
$ 402 $ 389
Total $ 3,125 $ 10,029
International Equity Index Fund
Equity contracts
Futures contracts
$ (65) $ (99)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Investment transactions
*
$ (637) $ 87
Futures contracts
$ 10,914 $ (1,965)
Options and swaptions
$ 3,543 $ (118)
Total $ 13,820 $ (1,996)
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 748,440
Futures - Short
202,975
Total Return Swaps - Receive Positive Return
453,944
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
29,698
Foreign Currency Contracts - Contracts to Deliver
44,571
Purchased Options
1,518
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
151,590
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
244,043
Futures - Long
91,427
Futures - Short
81,686
Purchased Interest Rate Swaptions
120,144
Purchased Options
408
Written Interest Rate Swaptions
360,908
Written Options
246
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
44,469
Futures - Short
15,212
Credit Contracts
Credit Default Swaps – Buy Protection
7,948
Credit Default Swaps – Sell Protection
9,700
Exchange Cleared Credit Default Swaps – Buy Protection
7,743
Exchange Cleared Credit Default Swaps – Sell Protection
870
Equity Contracts
Futures - Long
45,566
Futures - Short
32,786
Purchased Options
229
Total Return Equity Basket Swaps
82,954
Written Options
237
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
128,540
Foreign Currency Contracts - Contracts to Deliver
200,134
Futures - Long
1,680
Futures - Short
1, 980
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
26,219
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
40,362
Futures - Long
172,222
Futures - Short
207,360
Total Return Swaps - Receive Positive Return
3,101
International Equity Index Fund
Equity Contracts
Futures - Long
2,157
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Short
237,296
Purchased Options
1,681
Written Options
125
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 9,623,655 $ — $ — $ 9,623,655
Investment Companies 51,263 — — 51,263
Total investments in securities $ 9,674,918 $ — $ — $ 9,674,918
Bond Market Index Fund
Bonds* — 272,164 — 272,164
Investment Companies 83,952 — — 83,952
Municipal Bonds* — 4,128 — 4,128
U.S. Government & Government Agency Obligations* — 604,402 — 604,402
Total investments in securities $ 83,952 $ 880,694 $ — $ 964,646
Diversified Real Asset Fund
Bonds* — 258,720 — 258,720
Commodity Indexed Structured Notes* — 43,523 — 43,523
Common Stocks
Basic Materials 186,178 155,626 — 341,804
Communications — 4,089 282 4,371
Consumer, Cyclical 26,753 4,399 — 31,152
Consumer, Non-cyclical 82,665 113,143 19 195,827
Energy 401,181 99,323 508 501,012
Financial 364,881 165,728 — 530,609
Industrial 162,684 221,818 — 384,502
Technology 21,329 2,956 — 24,285
Utilities 313,663 257,562 — 571,225
Convertible Preferred Stocks
Technology — 139 — 139
Investment Companies 210,938 — — 210,938
Preferred Stocks
Industrial — 104 111 215
Senior Floating Rate Interests* — 416,929 — 416,929
U.S. Government & Government Agency Obligations* — 1,176,428 — 1,176,428
Purchased Interest Rate Swaptions — 2,068 — 2,068
Total investments in securities $ 1,770,272 $ 2,922,555 $ 920 $ 4,693,747
Derivative Assets
Commodity Contracts
Futures** 53,014 — — 53,014
Foreign Exchange Contracts
Foreign Currency Contracts — 65 — 65
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 10,467 — 10,467
Futures** 182 — — 182
Derivative Liabilities
Commodity Contracts
Futures** (1,497) — — (1,497)
Foreign Exchange Contracts
Foreign Currency Contracts — (163) — (163)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (8,802) — (8,802)
Futures** (382) — — (382)
Interest Rate Swaptions — (4,746) — (4,746)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Edge MidCap Fund
Common Stocks
Basic Materials 14,135 — — 14,135
Communications 13,835 8,205 — 22,040
Consumer, Cyclical 51,135 — — 51,135
Consumer, Non-cyclical 91,597 — — 91,597
Energy 24,218 — — 24,218
Financial 75,005 — — 75,005
Industrial 99,720 — — 99,720
Technology 72,859 — — 72,859
Utilities 23,358 — — 23,358
Investment Companies 10,959 — — 10,959
Total investments in securities $ 476,821 $ 8,205 $ — $ 485,026
Global Multi-Strategy Fund
Bonds* — 135,492 146 135,638
Common Stocks
Basic Materials 8,977 3,571 — 12,548
Communications 20,225 2,097 — 22,322
Consumer, Cyclical 18,469 7,245 — 25,714
Consumer, Non-cyclical 29,070 12,468 — 41,538
Diversified 7,788 1,764 — 9,552
Energy 7,157 615 31 7,803
Financial 26,140 5,908 177 32,225
Industrial 17,436 8,080 — 25,516
Technology 27,413 1,930 337 29,680
Utilities 3,639 1,813 — 5,452
Convertible Bonds* — 3,586 — 3,586
Convertible Preferred Stocks
Communications — 554 — 554
Energy 22 — 2,775 2,797
Financial 403 — — 403
Technology 119 — — 119
Credit Linked Structured Notes* — 589 — 589
Investment Companies 91,988 — — 91,988
Preferred Stocks
Basic Materials — 352 — 352
Consumer, Cyclical 67 — — 67
Industrial 37 — — 37
Senior Floating Rate Interests* — 677 30 707
U.S. Government & Government Agency Obligations* — 1,177 — 1,177
Purchased Options 1,038 — — 1,038
Total investments in securities $ 259,988 $ 187,918 $ 3,496 $ 451,402
Short Sales
Common Stocks
Basic Materials (2,417) (1,646) — (4,063)
Communications (2,442) (1,488) — (3,930)
Consumer, Cyclical (3,175) (3,348) — (6,523)
Consumer, Non-cyclical (5,308) (5,096) — (10,404)
Energy (376) (471) — (847)
Financial (3,284) (3,167) — (6,451)
Industrial (4,259) (5,954) — (10,213)
Technology (3,528) (1,771) — (5,299)
Utilities (1,437) (714) — (2,151)
Preferred Stocks
Consumer, Cyclical — (202) — (202)
Consumer, Non-cyclical — (389) — (389)
Total Short Sales $ (26,226) $ (24,246) $ — $ (50,472)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Credit Contracts
Credit Default Swaps — 806 — 806
Commodity Contracts
Futures** 2,853 — — 2,853
Equity Contracts
Futures** 1,979 — — 1,979
Total Return Equity Basket Swaps — 4,822 — 4,822
Foreign Exchange Contracts
Foreign Currency Contracts — 3,408 — 3,408
Futures** 20 — — 20
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,641 — 1,641
Futures** 674 — — 674
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (792) — (792)
Commodity Contracts
Futures** (224) — — (224)
Equity Contracts
Futures** (170) — — (170)
Written Options (930) — — (930)
Total Return Equity Basket Swaps — (129) — (129)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,768) — (2,768)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,065) — (1,065)
Futures** (709) — — (709)
International Equity Index Fund
Common Stocks
Basic Materials — 79,646 — 79,646
Communications 4,133 55,476 — 59,609
Consumer, Cyclical 147 147,905 — 148,052
Consumer, Non-cyclical 1,478 281,978 — 283,456
Diversified — 2,360 — 2,360
Energy — 46,668 — 46,668
Financial 651 222,149 — 222,800
Industrial 302 148,017 — 148,319
Technology 1,518 65,839 — 67,357
Utilities — 37,781 — 37,781
Investment Companies 32,817 — — 32,817
Preferred Stocks
Basic Materials — 188 — 188
Consumer, Cyclical — 3,864 — 3,864
Consumer, Non-cyclical — 968 — 968
Industrial — 793 — 793
Total investments in securities $ 41,046 $ 1,093,632 $ — $ 1,134,678
Derivative Liabilities
Equity Contracts
Futures** (106) — — (106)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks
Basic Materials — 79,646 — 79,646
Communications 4,133 55,476 — 59,609
Consumer, Cyclical 147 147,905 — 148,052
Consumer, Non-cyclical 1,478 281,978 — 283,456
Diversified — 2,360 — 2,360
Energy — 46,668 — 46,668
Financial 651 222,149 — 222,800
Industrial 302 148,017 — 148,319
Technology 1,518 65,839 — 67,357
Utilities — 37,781 — 37,781
Investment Companies 32,817 — — 32,817
Preferred Stocks
Basic Materials — 188 — 188
Consumer, Cyclical — 3,864 — 3,864
Consumer, Non-cyclical — 968 — 968
Industrial — 793 — 793
Total investments in securities $ 41,046 $ 1,093,632 $ — $ 1,134,678
Derivative Liabilities
Equity Contracts
Futures** (106) — — (106)
International Small Company Fund
Common Stocks
Basic Materials 27,465 49,431 — 76,896
Communications 5,751 53,677 — 59,428
Consumer, Cyclical 11,579 107,290 — 118,869
Consumer, Non-cyclical 9,917 107,352 — 117,269
Diversified — 3,623 — 3,623
Energy 28,553 8,402 — 36,955
Financial 12,259 198,361 — 210,620
Industrial 28,356 190,110 — 218,466
Technology 33,420 68,399 — 101,819
Utilities 18,669 9,521 — 28,190
Investment Companies 42,013 — — 42,013
Preferred Stocks
Industrial — 2,763 — 2,763
Total investments in securities $ 217,982 $ 798,929 $ — $ 1,016,911
Opportunistic Municipal Fund
Investment Companies 1,944 — — 1,944
Municipal Bonds* — 192,813 267 193,080
Total investments in securities $ 1,944 $ 192,813 $ 267 $ 195,024
Origin Emerging Markets Fund
Common Stocks
Basic Materials 55,544 308,429 — 363,973
Communications 57,939 173,939 — 231,878
Consumer, Cyclical — 182,775 — 182,775
Consumer, Non-cyclical 80,925 93,941 — 174,866
Energy — 118,101 — 118,101
Financial 44,107 678,368 — 722,475
Industrial — 399,904 — 399,904
Technology 113,138 704,654 — 817,792
Utilities — 75,393 — 75,393
Investment Companies 26,531 — — 26,531
Preferred Stocks 50,154 — — 50,154
Total investments in securities $ 428,338 $ 2,735,504 $ — $ 3,163,842
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period , there were no other Funds which had a significant Level 3 balance. During the period , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small- MidCap Dividend Income Fund
Common Stocks* 1,187,611 — — 1,187,611
Investment Companies 11,290 — — 11,290
Total investments in securities $ 1,198,901 $ — $ — $ 1,198,901
Small- MidCap Growth Fund
Common Stocks* 10,046 — — 10,046
Investment Companies 379 — — 379
Total investments in securities $ 10,425 $ — $ — $ 10,425
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 6,544,701 — 6,544,701
Convertible Preferred Stocks
Financial 53,956 — — 53,956
Investment Companies 105,308 — — 105,308
Preferred Stocks
Communications 50,138 — — 50,138
Consumer, Non-cyclical — 23,748 — 23,748
Financial 428,380 6,479 — 434,859
Government 30,317 34,843 — 65,160
Utilities 75,151 — — 75,151
Purchased Options 117 — — 117
Total investments in securities $ 743,367 $ 6,609,771 $ — $ 7,353,138
Derivative Liabilities
Interest Rate Contracts
Futures** (2,427) — — (2,427)
Written Options (303) — — (303)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .70% .68% .66% .65%
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Small- MidCap Growth Fund .70 .68 .66 .65
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .85% .83% .81% .80% .79% .78%
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Origin Emerging Markets Fund 1.05 1.03 1.01 1.00 0.99 0.98
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%,
.25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period  are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
# Prior to December 31, 2021, there was no contractual limit.
^ Prior to December 31, 2021, the contractual expense limit was 1.20%.
* Prior to December 31, 2021, the contractual expense limit was 1.60%.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund (Prior to December 31, 2021) .65% .63% .61% .60% .59% .58% .58%
Blue Chip Fund (Effective December 31, 2021) .65 .63 .61 .60 .59 .58 .57
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund
(Prior to December 31, 2021)
.75% .73% .71% .70% .69% .68% .67% .67% .67%
Spectrum Preferred and Capital Securities Income Fund
(Effective December 31, 2021)
.75 .73 .71 .70 .69 .68 .67 .66 .65
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2021 through February 28, 2022
Class A Class C Class J Institutional Expiration
Blue Chip Fund
N/A N/A N/A .66% December 30, 2022
Bond Market Index Fund
N/A N/A .54%# N/A December 30, 2022
Diversified Real Asset Fund
1.20% N/A N/A .83 December 30, 2022
Edge MidCap Fund
1.10 N/A N/A .77 December 30, 2022
Global Multi-Strategy Fund
N/A N/A N/A 1.63 December 30, 2022
International Equity Index Fund
N/A N/A N/A .31 December 30, 2022
International Small Company Fund
N/A N/A N/A 1.15^ December 30, 2022
Opportunistic Municipal Fund
.84 N/A N/A .56 December 30, 2022
Origin Emerging Markets Fund
1.55* N/A N/A 1.20 December 30, 2022
Small-MidCap Dividend Income Fund
1.12 1.87% N/A .85 December 30, 2022
Small-MidCap Growth Fund
N/A N/A N/A .83 December 30, 2022
Spectrum Preferred and Capital Securities Income Fund
N/A N/A N/A .81 December 30, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
# Prior to December 31, 2021, the contractual limit was .04%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A,
Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund,
and Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets
Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended
February 28, 2022, were as follows (amounts in thousands):
Period from September 1, 2021 through February 28, 2022
R-6 Expiration
Blue Chip Fund .01% December 30, 2021
Diversified Real Asset Fund .02 December 30, 2022
Global Multi-Strategy Fund .02 December 30, 2022
International Equity Index Fund .04 December 30, 2022
International Small Company Fund .04 December 30, 2022
Origin Emerging Markets Fund .04 December 30, 2021
Small- MidCap Dividend Income Fund .02 December 30, 2022
Period from September 1, 2021 through February 28, 2022
Expiration
Blue Chip Fund .030%# December 30, 2022
Bond Market Index Fund .015 December 30, 2022
Diversified Real Asset Fund .050 December 30, 2022
Edge MidCap Fund .050 December 30, 2022
Global Multi-Strategy Fund .040 December 30, 2022
Opportunistic Municipal Fund .060 December 30, 2022
Class A Class C Class J
Blue Chip Fund $ 424 $ 13 $ 9
Diversified Real Asset Fund 10 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

109
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At February 28, 2022, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $41,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2022 .
6. Investment Transactions
For the period ended February 28, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 28, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Edge MidCap Fund 19 N/A N/A
Global Multi-Strategy Fund 1 N/A N/A
Opportunistic Municipal Fund 2 N/A N/A
Origin Emerging Markets Fund 4 N/A N/A
Small- MidCap Dividend Income Fund 20 1 N/A
Spectrum Preferred and Capital Securities Income Fund 63 18 —
Institutional R-4 R-5 R-6
Blue Chip Fund 486 – – 35,644
Bond Market Index Fund 6,663 – – N/A
Diversified Real Asset Fund 696 1 1 8,815
Edge MidCap Fund 142 N/A N/A –
Global Multi-Strategy Fund 30 N/A N/A 1,172
International Equity Index Fund – – – 36,087
International Small Company Fund 158 N/A N/A 354
Opportunistic Municipal Fund 66 N/A N/A N/A
Origin Emerging Markets Fund 60 N/A N/A 131,944
Small- MidCap Dividend Income Fund 52 N/A N/A 527
Small- MidCap Growth Fund 764 N/A N/A N/A
Spectrum Preferred and Capital Securities
Income Fund – – – 4,188
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,149,416 $ 1,019,573 $ — $ —
Bond Market Index Fund 274,840 253,681 — —
Diversified Real Asset Fund 1,227,188 1,206,985 — —
Edge MidCap Fund 33,665 106,579 — —
Global Multi-Strategy Fund 230,870 278,925 64,572 48,892
International Equity Index Fund 104,077 137,394 — —
International Small Company Fund 353,532 383,739 — —
Opportunistic Municipal Fund 45,257 21,751 — —
Origin Emerging Markets Fund 775,867 1,055,165 — —
Small- MidCap Dividend Income Fund 194,808 126,909 — —
Small- MidCap Growth Fund 6,516 6,409 — —
Spectrum Preferred and Capital Securities Income Fund 652,270 939,561 — —
Purchases Sales
Bond Market Index Fund $ 245,324 $ 209,234
Diversified Real Asset Fund 297,941 241,169
Global Multi-Strategy Fund 227
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2022 and August
31, 2021 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, foreign capital gain taxes, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2021, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
Ordinary Income Tax-Exempt Income Long-Term Capital Gain
2022 2021 2022 2021^ 2022 2021*
Blue Chip Fund $ 87,519 $ 44,704 $ — $ — $ 620,007 $ 228,535
Bond Market Index Fund 17,934 63,068 — — — 68,395
Diversified Real Asset Fund 229,806 17,546 — — 51,698 —
Edge MidCap Fund 19,208 12,421 — — 121,017 34,845
Global Multi-Strategy Fund 13,506 12,889 — — 8,044 —
International Equity Index Fund 38,583 24,413 — — 22,485 2,602
International Small Company Fund 16,651 12,895 — — 82,775 —
Opportunistic Municipal Fund — 10 2,779 5,098 — —
Origin Emerging Markets Fund 74,003 17,592 — — 68,186 —
Small- MidCap Dividend Income Fund 6,096 18,307 — — — —
Small- MidCap Growth Fund 1,503 600 — — 1,495 188
Spectrum Preferred and Capital Securities Income Fund 190,025 339,747 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 81,670 $ — $ 558,321 $ — $ 4,741,378 $ — $ 5,381,369
Bond Market Index Fund 12,325 — — — 34,107 — 46,432
Diversified Real Asset Fund 195,383 — — (14,609) 298,339 (17) 479,096
Edge MidCap Fund 17,829 — 118,099 — 162,333 — 298,261
Global Multi-Strategy Fund 10,645 — 5,968 — 24,327 (3,834) 37,106
International Equity Index Fund 25,537 — 23,122 — 282,656 — 331,315
International Small Company Fund 16,645 — 60,530 — 225,784 — 302,959
Opportunistic Municipal Fund — 98 — (992) 12,736 (125) 11,717
Origin Emerging Markets Fund 58,122 — 68,160 — 273,363 — 399,645
Small- MidCap Dividend Income Fund 485 — — (10,245) 372,266 — 362,506
Small- MidCap Growth Fund 1,454 — 1,326 — 2,127 — 4,907
Spectrum Preferred and Capital Securities Income Fund 4,676 — — (46,677) 552,169 63,193 573,361
Short-Term Long-Term Total
Diversified Real Asset Fund $ 14,609 $ — $ 14,609
Opportunistic Municipal Fund 950 42 992
Small- MidCap Dividend Income Fund — 10,245 10,245
Spectrum Preferred and Capital Securities Income Fund 2,508 44,169 46,677

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)

For the year ended August 31, 2021 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2021 , the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2021, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of February 28, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Utilized
Diversified Real Asset Fund $ 193,663
Global Multi-Strategy Fund 19,251
International Small Company Fund 48,656
Opportunistic Municipal Fund 1,129
Origin Emerging Markets Fund 63,076
Spectrum Preferred and Capital Securities Income Fund 34,305
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (54,151) $ 54,151
Bond Market Index Fund (27,054) 27,054
Diversified Real Asset Fund (7,777) 7,777
Edge MidCap Fund (50,513) 50,513
Global Multi-Strategy Fund 523 (523)
International Equity Index Fund (4,342) 4,342
International Small Company Fund (1,542) 1,542
Origin Emerging Markets Fund (1,685) 1,685
Small- MidCap Dividend Income Fund (1,219) 1,219
Spectrum Preferred and Capital Securities Income Fund (404) 404
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 3,269,596 $ (309,310) $ 2,960,286 $ 6,714,632
Bond Market Index Fund 14,336 (25,097) (10,761) 975,407
Diversified Real Asset Fund 610,529 (206,092) 404,437 4,309,534
Edge MidCap Fund 112,618 (17,192) 95,426 389,600
Global Multi-Strategy Fund 52,451 (49,205) 3,246 409,012
International Equity Index Fund 297,835 (116,101) 181,734 952,838
International Small Company Fund 109,786 (76,757) 33,029 983,882
Opportunistic Municipal Fund
*
7,815 (5,680) 2,135 184,174
Origin Emerging Markets Fund 358,250 (473,037) (114,787) 3,278,629
Small- MidCap Dividend Income Fund 386,871 (29,763) 357,108 841,793
Small- MidCap Growth Fund 930 (784) 146 10,279
Spectrum Preferred and Capital Securities Income Fund 175,521 (255,201) (79,680) 7,430,088
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .53 % Shares Held Value (000's)
Money Market Funds - 0 .53%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
51,262,782 $ 51,263
TOTAL INVESTMENT COMPANIES $ 51,263
COMMON STOCKS - 99 .72 % Shares Held Value (000's)
Aerospace & Defense - 5 .31%
TransDigm Group Inc
(b)
769,191 $ 512,735
Chemicals - 1 .36%
Linde PLC 330,531 96,925
Sherwin-Williams Co/The 130,716 34,395
$ 131,320
Commercial Services - 4 .55%
CoStar Group Inc
(b)
2,303,892 140,560
PayPal Holdings Inc
(b)
1,785,338 199,833
S&P Global Inc 264,227 99,270
$ 439,663
Distribution & Wholesale - 0 .51%
Copart Inc
(b)
400,226 49,180
Diversified Financial Services - 9 .62%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
61,089 3,378
Charles Schwab Corp/The 1,378,558 116,433
Mastercard Inc 1,296,606 467,841
Visa Inc 1,574,937 340,376
$ 928,028
Healthcare - Products - 5 .68%
Danaher Corp 1,194,250 327,714
IDEXX Laboratories Inc
(b)
116,126 61,820
Intuitive Surgical Inc
(b)
546,913 158,785
$ 548,319
Insurance - 0 .83%
Progressive Corp/The 753,742 79,844
Internet - 22 .31%
Alphabet Inc - A Shares
(b)
46,214 124,831
Alphabet Inc - C Shares
(b)
214,686 579,184
Amazon.com Inc
(b)
284,612 874,118
Etsy Inc
(b)
291,033 45,078
Meta Platforms Inc
(b)
1,271,292 268,281
Netflix Inc
(b)
604,581 238,519
Spotify Technology SA
(b)
149,198 23,303
$ 2,153,314
Lodging - 1 .50%
Hilton Worldwide Holdings Inc
(b)
970,994 144,542
Media - 3 .85%
Charter Communications Inc
(b)
489,819 294,763
Liberty Broadband Corp - C Shares
(b)
522,260 76,616
$ 371,379
Pharmaceuticals - 1 .54%
Zoetis Inc 766,277 148,390
Private Equity - 6 .33%
Brookfield Asset Management Inc 9,113,912 497,984
KKR & Co Inc 1,884,868 113,318
$ 611,302
REITs - 4 .09%
American Tower Corp 1,686,898 382,706
SBA Communications Corp 41,213 12,504
$ 395,210
Retail - 3 .18%
CarMax Inc
(b)
734,437 80,296
Costco Wholesale Corp 179,245 93,073
O'Reilly Automotive Inc
(b)
82,760 53,731
Starbucks Corp 865,297 79,426
$ 306,526
Semiconductors - 2 .74%
NVIDIA Corp 1,082,751 264,029
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 26 .32%
Adobe Inc
(b)
987,368 $ 461,772
Autodesk Inc
(b)
503,192 110,818
Intuit Inc 759,438 360,255
Microsoft Corp 3,321,905 992,552
Roper Technologies Inc 392,916 176,113
salesforce.com Inc
(b)
1,985,316 417,968
Snowflake Inc - Class A
(b)
76,775 20,396
$ 2,539,874
TOTAL COMMON STOCKS $ 9,623,655
Total Investments $ 9,674,918
Other Assets and Liabilities -  (0.25)% (24,355)
TOTAL NET ASSETS - 100.00% $ 9,650,563
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 29 .06%
Communications 26 .16%
Financial 20 .87%
Consumer, Non-cyclical 11 .77%
Industrial 5 .31%
Consumer, Cyclical 5 .19%
Basic Materials 1 .36%
Money Market Funds 0 .53%
Other Assets and Liabilities
( 0 .25 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 28, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,611 $ 455,759 $ 423,107 $ 51,263
$ 18,611 $ 455,759 $ 423,107 $ 51,263
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.22% Shares Held Value (000's)
Exchange-Traded Funds - 0.89%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
65,000 $ 8,112
Money Market Funds - 8.33%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
6,174,132 6,174
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
69,665,871 69,666
$ 75,840
TOTAL INVESTMENT COMPANIES $ 83,952
BONDS - 29.90%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 57
Omnicom Group Inc
2.45%, 04/30/2030 155 148
2.60%, 08/01/2031 35 34
WPP Finance 2010
3.75%, 09/19/2024 75 78
$ 317
Aerospace & Defense - 0.55%
Boeing Co/The
2.70%, 02/01/2027 110 109
2.75%, 02/01/2026 85 85
2.80%, 03/01/2024 200 203
2.95%, 02/01/2030 140 134
3.25%, 02/01/2028 85 85
3.50%, 03/01/2039 200 181
3.63%, 02/01/2031 85 86
3.95%, 08/01/2059 290 263
4.51%, 05/01/2023 630 647
5.04%, 05/01/2027 315 342
5.71%, 05/01/2040 120 140
5.81%, 05/01/2050 155 184
5.88%, 02/15/2040 100 116
General Dynamics Corp
1.15%, 06/01/2026 60 57
2.25%, 06/01/2031 60 58
3.25%, 04/01/2025 80 83
3.50%, 05/15/2025 235 243
4.25%, 04/01/2040 155 173
L3Harris Technologies Inc
1.80%, 01/15/2031 35 32
Lockheed Martin Corp
4.07%, 12/15/2042 105 114
4.09%, 09/15/2052 162 177
4.70%, 05/15/2046 75 89
Northrop Grumman Corp
3.20%, 02/01/2027 130 133
Raytheon Technologies Corp
1.90%, 09/01/2031 155 141
2.38%, 03/15/2032 60 57
2.82%, 09/01/2051 150 131
3.03%, 03/15/2052 60 54
3.20%, 03/15/2024 75 77
4.13%, 11/16/2028 270 292
4.70%, 12/15/2041 350 387
Teledyne Technologies Inc
0.95%, 04/01/2024 60 58
2.25%, 04/01/2028 60 58
$ 4,989
Agriculture - 0.30%
Altria Group Inc
2.35%, 05/06/2025 65 65
2.45%, 02/04/2032 60 54
3.40%, 05/06/2030 125 123
3.70%, 02/04/2051 60 49
4.00%, 02/04/2061 60 50
5.38%, 01/31/2044 25 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Altria Group Inc   (continued)
5.80%, 02/14/2039 $ 350 $ 384
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 54
2.90%, 03/01/2032 130 132
BAT Capital Corp
2.26%, 03/25/2028 150 140
2.73%, 03/25/2031 150 137
2.79%, 09/06/2024 210 211
3.46%, 09/06/2029 210 206
3.98%, 09/25/2050 150 129
BAT International Finance PLC
1.67%, 03/25/2026 150 142
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 57
Philip Morris International Inc
0.88%, 05/01/2026 85 80
1.75%, 11/01/2030 85 77
4.13%, 03/04/2043 300 301
Reynolds American Inc
4.45%, 06/12/2025 220 230
5.70%, 08/15/2035 50 55
5.85%, 08/15/2045 50 54
$ 2,756
Airlines - 0.07%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 125 123
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 282 269
Southwest Airlines Co
3.00%, 11/15/2026 80 81
5.25%, 05/04/2025 130 141
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 65 63
$ 677
Apparel - 0.03%
NIKE Inc
2.40%, 03/27/2025 155 157
3.25%, 03/27/2040 155 155
$ 312
Automobile Manufacturers - 0.42%
American Honda Finance Corp
0.55%, 07/12/2024 55 53
0.65%, 09/08/2023 150 148
1.20%, 07/08/2025 160 155
1.30%, 09/09/2026 60 57
1.95%, 05/10/2023 155 156
2.25%, 01/12/2029 65 63
Cummins Inc
4.88%, 10/01/2043 25 30
General Motors Co
4.88%, 10/02/2023 80 83
5.15%, 04/01/2038 160 173
5.20%, 04/01/2045 85 92
5.40%, 04/01/2048 65 72
6.25%, 10/02/2043 75 91
General Motors Financial Co Inc
1.05%, 03/08/2024 60 58
1.20%, 10/15/2024 155 151
1.25%, 01/08/2026 55 52
1.50%, 06/10/2026 60 57
1.70%, 08/18/2023 320 319
2.35%, 02/26/2027 240 233
2.35%, 01/08/2031 55 50
2.40%, 04/10/2028 60 57

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc   (continued)
2.40%, 10/15/2028 $ 155 $ 147
2.70%, 06/10/2031 60 56
4.00%, 10/06/2026 75 78
PACCAR Financial Corp
0.35%, 08/11/2023 160 158
0.35%, 02/02/2024 60 58
1.80%, 02/06/2025 100 99
Toyota Motor Corp
1.34%, 03/25/2026 115 111
Toyota Motor Credit Corp
0.45%, 01/11/2024 55 54
0.50%, 08/14/2023 160 158
0.50%, 06/18/2024 60 58
0.80%, 10/16/2025 55 52
1.15%, 08/13/2027 160 150
1.65%, 01/10/2031 55 50
1.80%, 02/13/2025 155 154
1.90%, 01/13/2027 65 64
1.90%, 09/12/2031
(a)
60 55
2.00%, 10/07/2024 145 145
$ 3,797
Automobile Parts & Equipment - 0.05%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 161
BorgWarner Inc
4.38%, 03/15/2045 300 310
$ 471
Banks - 5.55%
Banco Santander SA
1.85%, 03/25/2026 200 192
2.75%, 05/28/2025 200 200
3.49%, 05/28/2030 200 200
Bank of America Corp
0.52%, 06/14/2024
(f)
210 206
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(f)
205 200
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
115 111
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
150 144
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
310 296
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
210 201
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
115 110
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
250 226
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 186
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(f)
365 359
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(f)
60 57
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
115 107
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(f)
300 299
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(f)
120 109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.55%, 02/04/2028
(f)
130 128
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(f)
260 246
Secured Overnight Financing Rate + 1.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.65%, 03/11/2032
(f)
$ 175 $ 167
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 408
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
75 66
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
130 127
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
115 102
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 358
3.31%, 04/22/2042
(f)
115 110
Secured Overnight Financing Rate + 1.58%
3.46%, 03/15/2025
(f)
500 510
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(f)
60 58
Secured Overnight Financing Rate + 1.65%
3.86%, 07/23/2024
(f)
200 205
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 115
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 78
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 93
4.10%, 07/24/2023 75 77
4.33%, 03/15/2050
(f)
255 283
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 88
5.88%, 02/07/2042 60 78
6.11%, 01/29/2037 250 311
Bank of Montreal
0.95%, 01/22/2027
(f)
55 52
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 158
3.09%, 01/10/2037
(f)
125 119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.30%, 02/05/2024 350 358
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 240
0.50%, 04/26/2024 150 146
0.75%, 01/28/2026 60 57
1.65%, 07/14/2028
(a)
245 232
2.05%, 01/26/2027 65 64
2.50%, 01/26/2032 65 63
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 147
1.05%, 03/02/2026 60 57
1.30%, 06/11/2025 155 150
1.30%, 09/15/2026 60 57
1.45%, 01/10/2025 175 171
2.15%, 08/01/2031 60 56
4.50%, 12/16/2025 60 64
Barclays PLC
2.65%, 06/24/2031
(f)
310 292
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 400
4.97%, 05/16/2029
(f)
200 217
3 Month USD LIBOR + 1.90%

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 $ 55 $ 54
1.25%, 06/22/2026 60 57
Citigroup Inc
0.78%, 10/30/2024
(f)
130 127
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
385 374
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
60 57
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(f)
295 286
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(f)
185 175
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
155 155
Secured Overnight Financing Rate + 1.67%
2.01%, 01/25/2026
(f)
130 128
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(f)
155 146
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
200 190
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 296
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(f)
60 54
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
150 148
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
130 128
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(f)
125 128
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 115
3.88%, 01/24/2039
(f)
220 229
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 116
4.30%, 11/20/2026 75 80
4.45%, 09/29/2027 75 80
4.65%, 07/30/2045 115 131
6.68%, 09/13/2043 360 495
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 239
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 244
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 484
0.52%, 08/09/2023 250 245
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(f)
150 150
Secured Overnight Financing Rate + 2.16%
2.55%, 01/07/2028
(f)
150 144
Secured Overnight Financing Rate + 1.32%
3.04%, 05/28/2032
(f)
150 141
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 250 259
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(f)
115 112
Secured Overnight Financing Rate + 0.51%
0.67%, 03/08/2024
(f)
115 114
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(f)
245 234
Secured Overnight Financing Rate + 0.61%
0.93%, 10/21/2024
(f)
120 117
Secured Overnight Financing Rate + 0.49%
1.09%, 12/09/2026
(f)
395 372
Secured Overnight Financing Rate + 0.79%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
1.43%, 03/09/2027
(f)
$ 115 $ 109
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
60 56
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(f)
235 225
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(f)
640 577
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
85 79
Secured Overnight Financing Rate + 1.25%
2.62%, 04/22/2032
(f)
115 109
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(f)
185 182
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(f)
60 57
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
115 102
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
210 207
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
60 56
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(f)
75 76
3 Month USD LIBOR + 1.20%
3.44%, 02/24/2043
(f)
200 193
Secured Overnight Financing Rate + 1.63%
3.75%, 02/25/2026 75 78
3.81%, 04/23/2029
(f)
75 78
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 115
4.41%, 04/23/2039
(f)
175 188
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 171
6.25%, 02/01/2041 220 289
6.75%, 10/01/2037 210 276
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
240 231
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
300 281
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
310 302
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 184
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(f)
225 225
Secured Overnight Financing Rate + 1.40%
2.85%, 06/04/2031
(f)
200 191
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 500 519
3.97%, 05/22/2030
(f)
300 309
3 Month USD LIBOR + 1.61%
4.58%, 06/19/2029
(f)
240 255
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 127
HSBC USA Inc
3.50%, 06/23/2024 500 515
ING Groep NV
3.55%, 04/09/2024 300 308
4.55%, 10/02/2028 300 326
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
60 58
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
195 191
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
0.77%, 08/09/2025
(f)
$ 115 $ 111
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(f)
370 358
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(f)
115 111
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(f)
115 108
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(f)
135 127
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(f)
245 231
Secured Overnight Financing Rate + 0.77%
1.51%, 06/01/2024
(f)
220 219
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
115 110
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
135 121
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
115 105
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(f)
155 152
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(f)
255 241
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
145 143
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
220 212
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
320 318
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(f)
65 56
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(f)
120 115
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
115 110
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(f)
95 92
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
235 221
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
235 217
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
115 110
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 205
3 Month USD LIBOR + 0.95%
3.56%, 04/23/2024
(f)
75 76
3 Month USD LIBOR + 0.73%
3.80%, 07/23/2024
(f)
180 184
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 88
3.88%, 09/10/2024 75 78
4.01%, 04/23/2029
(f)
350 369
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(f)
230 245
3 Month USD LIBOR + 1.26%
5.60%, 07/15/2041 370 468
KeyCorp
2.25%, 04/06/2027 110 108
Korea Development Bank/The
0.40%, 06/19/2024 200 194
0.80%, 04/27/2026 200 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(e)
$ 250 $ 179
0.25%, 10/19/2023 305 299
0.25%, 03/08/2024 175 171
0.38%, 07/18/2025 315 301
0.50%, 09/20/2024 175 170
0.63%, 01/22/2026 155 148
1.00%, 10/01/2026 90 87
1.25%, 01/31/2025 125 123
2.50%, 11/20/2024 500 511
2.88%, 04/03/2028 450 474
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 175 168
2.38%, 06/10/2025 230 234
Lloyds Banking Group PLC
4.58%, 12/10/2025 575 604
4.65%, 03/24/2026 475 501
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 193
1.54%, 07/20/2027
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 198
2.80%, 07/18/2024 200 203
3.20%, 07/18/2029 200 202
3.75%, 07/18/2039 200 210
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 198
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 185
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 197
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(f)
200 202
Secured Overnight Financing Rate + 1.24%
Morgan Stanley
0.73%, 04/05/2024
(f)
210 207
Secured Overnight Financing Rate + 0.62%
0.79%, 01/22/2025
(f)
115 112
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(f)
115 111
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(f)
80 75
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(f)
200 193
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(f)
115 109
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
155 147
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
135 121
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
95 86
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
115 106
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(f)
40 39
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(f)
210 191
Secured Overnight Financing Rate + 1.36%

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.51%, 10/20/2032
(f)
$ 130 $ 123
Secured Overnight Financing Rate + 1.20%
2.72%, 07/22/2025
(f)
255 256
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
210 183
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
90 88
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(f)
60 57
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
90 93
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 99
3.88%, 04/29/2024 75 78
3.95%, 04/23/2027 60 63
4.00%, 07/23/2025 25 26
4.30%, 01/27/2045 320 348
5.00%, 11/24/2025 75 81
6.38%, 07/24/2042 315 430
NatWest Group PLC
1.64%, 06/14/2027
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
5.08%, 01/27/2030
(f)
400 441
3 Month USD LIBOR + 1.91%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 290
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 120
2.31%, 04/23/2032
(f)
245 234
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 110 112
Royal Bank of Canada
0.43%, 01/19/2024 115 112
0.50%, 10/26/2023 100 98
1.15%, 07/14/2026 60 57
1.20%, 04/27/2026 115 109
1.60%, 01/21/2025 295 290
Santander Holdings USA Inc
2.49%, 01/06/2028
(f)
290 282
Secured Overnight Financing Rate + 1.25%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(f)
200 193
Secured Overnight Financing Rate + 1.22%
State Street Corp
2.20%, 02/07/2028
(f)
65 64
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 57
2.35%, 11/01/2025
(f)
110 111
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 50 51
3.30%, 12/16/2024 75 78
3.70%, 11/20/2023 75 77
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 193
1.90%, 09/17/2028 200 187
2.13%, 07/08/2030 200 187
2.14%, 09/23/2030 150 137
2.35%, 01/15/2025 200 199
2.93%, 09/17/2041 60 54
3.01%, 10/19/2026 75 76
3.04%, 07/16/2029 200 199
3.45%, 01/11/2027 165 170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
0.45%, 09/11/2023 $ 240 $ 236
0.70%, 09/10/2024 60 58
0.75%, 06/12/2023 125 124
1.15%, 06/12/2025 125 120
1.20%, 06/03/2026 60 57
1.95%, 01/12/2027
(a)
125 122
2.00%, 09/10/2031 60 56
Truist Bank
1.25%, 03/09/2023 250 250
Truist Financial Corp
1.20%, 08/05/2025 60 58
1.27%, 03/02/2027
(f)
195 187
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
130 123
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 56
4.00%, 05/01/2025 75 79
US Bancorp
1.38%, 07/22/2030 110 98
2.22%, 01/27/2028
(f)
275 272
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 192
2.49%, 11/03/2036
(f)
170 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
Wells Fargo & Co
0.81%, 05/19/2025
(f)
175 169
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
220 219
Secured Overnight Financing Rate + 1.60%
2.19%, 04/30/2026
(f)
485 479
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
220 215
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(f)
485 451
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f),(g)
755 765
Secured Overnight Financing Rate + 1.50%
3.55%, 09/29/2025 75 78
3.58%, 05/22/2028
(f)
375 387
3 Month USD LIBOR + 1.31%
4.75%, 12/07/2046 250 281
4.90%, 11/17/2045 75 85
5.38%, 11/02/2043 185 222
Westpac Banking Corp
1.15%, 06/03/2026 60 57
1.95%, 11/20/2028 60 57
2.15%, 06/03/2031 60 57
2.35%, 02/19/2025 150 151
2.89%, 02/04/2030
(f)
155 153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(f)
45 42
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 54
4.11%, 07/24/2034
(f)
145 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 50,561
Beverages - 0.60%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 250 279
4.90%, 02/01/2046 250 282

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 $ 75 $ 82
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 136
4.35%, 06/01/2040 130 139
4.50%, 06/01/2050 130 143
4.60%, 04/15/2048 35 38
4.75%, 04/15/2058 75 83
4.95%, 01/15/2042 25 29
5.45%, 01/23/2039 200 238
5.80%, 01/23/2059 210 269
8.20%, 01/15/2039 60 92
Coca-Cola Co/The
1.00%, 03/15/2028 265 245
1.50%, 03/05/2028 60 57
1.75%, 09/06/2024 140 140
2.25%, 01/05/2032 60 58
2.50%, 06/01/2040 140 127
2.50%, 03/15/2051 115 98
2.60%, 06/01/2050 140 123
2.88%, 05/05/2041 60 57
3.00%, 03/05/2051 90 86
Constellation Brands Inc
2.25%, 08/01/2031 150 137
3.15%, 08/01/2029 90 90
Diageo Capital PLC
2.13%, 10/24/2024 200 200
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 150
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 56
3.35%, 03/15/2051 60 54
4.42%, 05/25/2025 75 79
4.99%, 05/25/2038 250 284
Molson Coors Beverage Co
3.00%, 07/15/2026 105 107
4.20%, 07/15/2046 250 249
PepsiCo Inc
0.40%, 10/07/2023 100 98
0.75%, 05/01/2023 95 94
1.40%, 02/25/2031 130 117
1.95%, 10/21/2031 200 190
2.63%, 10/21/2041 225 209
2.75%, 03/01/2023 75 76
2.75%, 10/21/2051 225 207
2.85%, 02/24/2026 90 92
2.88%, 10/15/2049 145 137
$ 5,427
Biotechnology - 0.33%
Amgen Inc
1.65%, 08/15/2028 125 117
2.00%, 01/15/2032 120 111
2.25%, 08/19/2023 60 61
2.45%, 02/21/2030 155 149
3.00%, 02/22/2029 200 202
3.00%, 01/15/2052 120 103
3.15%, 02/21/2040 155 145
3.38%, 02/21/2050 155 142
4.20%, 02/22/2052 200 210
5.15%, 11/15/2041 113 130
Biogen Inc
4.05%, 09/15/2025 160 167
5.20%, 09/15/2045 30 34
Gilead Sciences Inc
1.65%, 10/01/2030 150 136
2.60%, 10/01/2040 75 65
2.80%, 10/01/2050 150 127
2.95%, 03/01/2027 240 245
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc   (continued)
3.50%, 02/01/2025 $ 75 $ 78
3.65%, 03/01/2026 75 78
4.15%, 03/01/2047 25 26
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 143
Royalty Pharma PLC
0.75%, 09/02/2023 155 152
1.75%, 09/02/2027 155 145
2.20%, 09/02/2030 155 141
3.30%, 09/02/2040 155 137
$ 3,044
Building Materials - 0.17%
Carrier Global Corp
2.24%, 02/15/2025 155 155
2.49%, 02/15/2027 155 154
3.38%, 04/05/2040 155 146
3.58%, 04/05/2050 155 147
Johnson Controls International plc
5.13%, 09/14/2045 47 57
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 109
Martin Marietta Materials Inc
0.65%, 07/15/2023 60 59
2.50%, 03/15/2030 155 149
3.20%, 07/15/2051 60 53
Masco Corp
1.50%, 02/15/2028 60 55
Owens Corning
4.30%, 07/15/2047 150 158
Vulcan Materials Co
3.50%, 06/01/2030 295 305
$ 1,547
Chemicals - 0.31%
Dow Chemical Co/The
2.10%, 11/15/2030 160 149
3.60%, 11/15/2050 160 153
DuPont de Nemours Inc
4.21%, 11/15/2023 50 52
5.32%, 11/15/2038 145 172
5.42%, 11/15/2048 185 232
Eastman Chemical Co
4.65%, 10/15/2044 75 82
Ecolab Inc
1.30%, 01/30/2031 150 134
1.65%, 02/01/2027 105 102
2.13%, 08/15/2050 150 114
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 59
Linde Inc/CT
1.10%, 08/10/2030 160 143
LYB International Finance III LLC
1.25%, 10/01/2025 64 61
2.25%, 10/01/2030 130 122
3.63%, 04/01/2051 130 123
4.20%, 10/15/2049 160 162
Mosaic Co/The
4.25%, 11/15/2023 300 310
5.63%, 11/15/2043 25 31
Nutrien Ltd
1.90%, 05/13/2023 95 95
3.00%, 04/01/2025 150 152
PPG Industries Inc
1.20%, 03/15/2026 60 57
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 233

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
3.13%, 08/15/2051 $ 60 $ 52
$ 2,790
Commercial Mortgage Backed Securities - 0.67%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 512
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 499
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 917
Fannie Mae-Aces
2.51%, 11/25/2022
(h)
483 484
2.99%, 12/25/2027
(h)
904 938
Freddie Mac Multifamily Structured Pass
Through Certificates
3.17%, 10/25/2024 1,000 1,031
3.21%, 03/25/2025 1,248 1,292
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 138 137
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 302 307
$ 6,117
Commercial Services - 0.21%
American University/The
3.67%, 04/01/2049 35 38
Automatic Data Processing Inc
1.70%, 05/15/2028 60 58
California Institute of Technology
4.32%, 08/01/2045 50 60
Global Payments Inc
1.20%, 03/01/2026 45 43
1.50%, 11/15/2024 65 63
2.65%, 02/15/2025 140 141
3.20%, 08/15/2029 140 138
4.15%, 08/15/2049 70 69
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 208
4.68%, 07/01/2114 100 130
Moody's Corp
2.55%, 08/18/2060 160 120
5.25%, 07/15/2044 90 109
PayPal Holdings Inc
1.35%, 06/01/2023 155 155
2.40%, 10/01/2024 145 146
2.85%, 10/01/2029 145 144
S&P Global Inc
1.25%, 08/15/2030 160 142
2.50%, 12/01/2029 55 54
3.25%, 12/01/2049 55 53
University of Southern California
5.25%, 10/01/2111 20 27
$ 1,898
Computers - 0.72%
Apple Inc
0.70%, 02/08/2026 275 263
1.20%, 02/08/2028 285 268
1.40%, 08/05/2028 60 57
1.65%, 02/08/2031 140 130
1.70%, 08/05/2031
(a)
115 107
2.38%, 02/08/2041 140 125
2.40%, 05/03/2023 75 76
2.40%, 08/20/2050 210 176
2.55%, 08/20/2060 105 87
2.65%, 02/08/2051 140 124
2.70%, 08/05/2051 85 76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
2.80%, 02/08/2061 $ 140 $ 122
2.95%, 09/11/2049 140 130
3.20%, 05/11/2027 110 115
3.75%, 11/13/2047 195 208
4.38%, 05/13/2045 80 91
4.65%, 02/23/2046 170 206
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
60 53
3.45%, 12/15/2051
(i)
120 102
4.00%, 07/15/2024 300 311
5.30%, 10/01/2029 300 335
5.45%, 06/15/2023 29 30
6.02%, 06/15/2026 300 335
8.35%, 07/15/2046 26 39
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 448
2.25%, 04/01/2023 140 141
4.45%, 10/02/2023 160 166
4.90%, 10/15/2025 200 215
6.20%, 10/15/2035 75 90
HP Inc
1.45%, 06/17/2026 60 57
3.00%, 06/17/2027 140 141
6.00%, 09/15/2041 355 424
International Business Machines Corp
2.20%, 02/09/2027
(a)
575 571
3.50%, 05/15/2029 160 168
4.15%, 05/15/2039 195 208
4.70%, 02/19/2046 145 169
NetApp Inc
2.38%, 06/22/2027 155 153
$ 6,517
Consumer Products - 0.02%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 216
Cosmetics & Personal Care - 0.13%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 151
Procter & Gamble Co/The
0.55%, 10/29/2025 180 171
1.20%, 10/29/2030 280 253
1.90%, 02/01/2027
(a)
40 40
2.30%, 02/01/2032 40 40
3.55%, 03/25/2040 155 166
Unilever Capital Corp
1.38%, 09/14/2030 150 134
2.60%, 05/05/2024 200 202
$ 1,157
Diversified Financial Services - 0.93%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.15%, 10/29/2023 150 146
1.65%, 10/29/2024 455 441
1.75%, 10/29/2024 150 146
1.75%, 01/30/2026 150 142
2.45%, 10/29/2026 150 145
2.88%, 08/14/2024 225 225
3.30%, 01/30/2032 150 142
3.40%, 10/29/2033 150 142
Air Lease Corp
2.10%, 09/01/2028 115 105
2.30%, 02/01/2025 585 578
2.88%, 01/15/2032 65 61
Ally Financial Inc
1.45%, 10/02/2023 55 54
2.20%, 11/02/2028 60 56
8.00%, 11/01/2031 170 224

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
1.65%, 11/04/2026 $ 310 $ 300
2.50%, 07/30/2024 220 223
BlackRock Inc
2.10%, 02/25/2032 295 276
Brookfield Finance Inc
2.72%, 04/15/2031 60 57
3.50%, 03/30/2051 150 138
Capital One Financial Corp
1.34%, 12/06/2024
(f)
200 197
Secured Overnight Financing Rate + 0.69%
1.88%, 11/02/2027
(f)
390 374
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(f)
60 53
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 61
3.30%, 10/30/2024 75 77
Charles Schwab Corp/The
0.90%, 03/11/2026 140 133
1.15%, 05/13/2026 60 58
1.65%, 03/11/2031 140 127
1.95%, 12/01/2031 60 55
2.00%, 03/20/2028 115 112
Discover Financial Services
4.10%, 02/09/2027 75 79
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 158
1.85%, 09/15/2032 120 107
2.65%, 09/15/2040 160 141
3.00%, 09/15/2060 160 136
3.75%, 12/01/2025 75 78
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 200 186
Legg Mason Inc
5.63%, 01/15/2044 25 31
Mastercard Inc
2.00%, 11/18/2031 190 180
2.95%, 03/15/2051 60 56
3.35%, 03/26/2030 75 78
3.38%, 04/01/2024 150 155
Nasdaq Inc
2.50%, 12/21/2040 55 46
Nomura Holdings Inc
1.85%, 07/16/2025 315 307
2.33%, 01/22/2027 200 193
2.68%, 07/16/2030 315 299
Synchrony Financial
4.25%, 08/15/2024 290 300
4.50%, 07/23/2025 575 604
Visa Inc
1.10%, 02/15/2031 160 142
1.90%, 04/15/2027 80 79
2.00%, 08/15/2050 160 127
2.70%, 04/15/2040 155 146
$ 8,476
Electric - 1.85%
AEP Texas Inc
2.10%, 07/01/2030 160 147
3.45%, 01/15/2050 50 46
3.45%, 05/15/2051 60 54
AEP Transmission Co LLC
2.75%, 08/15/2051 60 51
AES Corp/The
2.45%, 01/15/2031 60 56
Alabama Power Co
1.45%, 09/15/2030 155 139
3.13%, 07/15/2051 60 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Corp
1.75%, 03/15/2028 $ 60 $ 56
Ameren Illinois Co
1.55%, 11/15/2030 65 59
3.25%, 03/15/2050 75 71
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 145
Arizona Public Service Co
2.60%, 08/15/2029 90 88
2.65%, 09/15/2050 150 120
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 57
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 65 58
2.85%, 05/15/2051 85 72
3.80%, 07/15/2048 125 126
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 58
CenterPoint Energy Inc
1.45%, 06/01/2026 60 57
2.95%, 03/01/2030 100 98
3.70%, 09/01/2049 60 58
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 54
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 141
3.13%, 03/15/2051 60 56
4.70%, 01/15/2044 150 172
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 57
2.05%, 07/01/2031 60 56
3.20%, 03/15/2027 140 144
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 52
3.00%, 12/01/2060 65 54
3.70%, 11/15/2059 80 75
3.88%, 06/15/2047 300 300
Consumers Energy Co
2.50%, 05/01/2060 155 120
Dominion Energy Inc
1.45%, 04/15/2026 60 58
3.30%, 04/15/2041 60 56
3.38%, 04/01/2030 155 158
DTE Electric Co
1.90%, 04/01/2028 40 38
3.70%, 03/15/2045 200 204
DTE Energy Co
1.05%, 06/01/2025 80 76
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 151
5.30%, 02/15/2040 125 151
Duke Energy Corp
0.90%, 09/15/2025 150 142
2.65%, 09/01/2026 90 90
3.15%, 08/15/2027 90 92
3.30%, 06/15/2041 60 55
3.50%, 06/15/2051 60 55
Duke Energy Florida LLC
1.75%, 06/15/2030 155 143
2.50%, 12/01/2029 125 123
3.40%, 10/01/2046 200 192
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 132
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 146

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/2050 $ 160 $ 132
Emera US Finance LP
4.75%, 06/15/2046 75 79
Entergy Arkansas LLC
2.65%, 06/15/2051 45 37
Entergy Corp
1.90%, 06/15/2028 35 33
2.40%, 06/15/2031 60 56
Entergy Louisiana LLC
2.90%, 03/15/2051 35 31
3.10%, 06/15/2041 60 57
3.12%, 09/01/2027 200 204
Entergy Texas Inc
1.75%, 03/15/2031 150 135
4.00%, 03/30/2029 170 181
Evergy Inc
2.45%, 09/15/2024 140 140
Evergy Metro Inc
2.25%, 06/01/2030 155 148
Eversource Energy
0.80%, 08/15/2025 160 151
1.65%, 08/15/2030 160 142
Exelon Corp
4.95%, 06/15/2035 320 358
Florida Power & Light Co
2.45%, 02/03/2032 65 63
2.88%, 12/04/2051 65 59
3.70%, 12/01/2047 70 72
4.05%, 10/01/2044 145 156
5.65%, 02/01/2037 250 314
Georgia Power Co
2.20%, 09/15/2024 140 140
3.25%, 03/30/2027 750 766
Interstate Power and Light Co
2.30%, 06/01/2030 40 38
Kentucky Utilities Co
3.30%, 06/01/2050 155 146
MidAmerican Energy Co
3.15%, 04/15/2050 145 137
Mississippi Power Co
4.25%, 03/15/2042 30 31
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 238
1.00%, 06/15/2026 60 57
2.85%, 01/27/2025 100 101
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 60 59
1.90%, 06/15/2028 45 43
2.25%, 06/01/2030 250 233
2.75%, 11/01/2029 105 103
Northern States Power Co/MN
2.25%, 04/01/2031 60 57
2.60%, 06/01/2051 155 133
2.90%, 03/01/2050 70 63
5.35%, 11/01/2039 30 38
Ohio Power Co
1.63%, 01/15/2031 265 236
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 141
3.10%, 09/15/2049 195 180
Pacific Gas and Electric Co
1.37%, 03/10/2023 60 59
2.10%, 08/01/2027 605 562
2.50%, 02/01/2031 130 116
3.30%, 08/01/2040 155 131
3.50%, 08/01/2050 200 166
4.20%, 06/01/2041 60 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PacifiCorp
2.90%, 06/15/2052 $ 60 $ 53
PECO Energy Co
2.80%, 06/15/2050 110 98
2.85%, 09/15/2051 150 134
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 65
Public Service Co of Colorado
1.88%, 06/15/2031 45 42
2.70%, 01/15/2051 95 82
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 122
3.15%, 01/01/2050 155 146
3.65%, 09/01/2028 200 210
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 304
Puget Sound Energy Inc
2.89%, 09/15/2051 170 150
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 136
3.32%, 04/15/2050 155 146
4.50%, 08/15/2040 175 197
Sempra Energy
4.00%, 02/01/2048 70 70
Southern California Edison Co
0.70%, 04/03/2023 115 114
2.25%, 06/01/2030 155 146
2.85%, 08/01/2029 100 98
3.45%, 02/01/2052 65 60
4.00%, 04/01/2047 70 69
5.50%, 03/15/2040 350 405
5.95%, 02/01/2038 30 36
Southern Co/The
1.75%, 03/15/2028 60 56
2.95%, 07/01/2023 105 106
3.75%, 09/15/2051
(f)
40 37
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
150 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 38
Southwestern Public Service Co
4.50%, 08/15/2041 300 333
Tampa Electric Co
3.45%, 03/15/2051 100 96
Tucson Electric Power Co
1.50%, 08/01/2030 105 93
3.25%, 05/01/2051 60 54
Union Electric Co
2.15%, 03/15/2032 60 57
2.63%, 03/15/2051 130 113
Virginia Electric and Power Co
2.30%, 11/15/2031 65 61
2.45%, 12/15/2050 145 118
2.95%, 11/15/2051 120 108
8.88%, 11/15/2038 225 365
WEC Energy Group Inc
0.55%, 09/15/2023 150 147
1.38%, 10/15/2027 130 121
2.20%, 12/15/2028 60 58
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 57

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Xcel Energy Inc
0.50%, 10/15/2023 $ 75 $ 73
1.75%, 03/15/2027 15 14
2.60%, 12/01/2029 140 136
$ 16,880
Electrical Components & Equipment - 0.04%
Emerson Electric Co
0.88%, 10/15/2026 225 212
2.20%, 12/21/2031 120 114
$ 326
Electronics - 0.09%
Agilent Technologies Inc
2.10%, 06/04/2030 155 143
2.30%, 03/12/2031 60 56
Arrow Electronics Inc
4.50%, 03/01/2023 30 31
Honeywell International Inc
1.10%, 03/01/2027 60 57
1.35%, 06/01/2025 80 78
1.75%, 09/01/2031 60 55
2.80%, 06/01/2050
(a)
155 147
3.81%, 11/21/2047 100 110
Jabil Inc
1.70%, 04/15/2026 60 58
Tyco Electronics Group SA
7.13%, 10/01/2037 37 53
$ 788
Environmental Control - 0.08%
Republic Services Inc
1.75%, 02/15/2032 35 31
2.30%, 03/01/2030 85 81
3.38%, 11/15/2027 175 181
Waste Connections Inc
2.20%, 01/15/2032 120 111
Waste Management Inc
0.75%, 11/15/2025 210 199
2.00%, 06/01/2029 60 57
2.50%, 11/15/2050 75 63
$ 723
Federal & Federally Sponsored Credit - 0.01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 112
Finance - Mortgage Loan/Banker - 1.10%
Fannie Mae
0.50%, 06/17/2025 1,060 1,018
0.50%, 11/07/2025 135 129
0.75%, 10/08/2027 400 376
0.88%, 08/05/2030 310 281
2.50%, 02/05/2024 1,000 1,019
5.63%, 07/15/2037 65 91
6.63%, 11/15/2030 230 312
7.13%, 01/15/2030 250 343
7.25%, 05/15/2030 249 349
Federal Home Loan Banks
0.13%, 03/17/2023 280 278
0.13%, 06/02/2023 115 113
0.13%, 08/28/2023 70 69
0.38%, 09/04/2025 150 143
2.50%, 02/13/2024 500 510
3.25%, 11/16/2028 150 162
5.50%, 07/15/2036 370 511
Freddie Mac
0.13%, 10/16/2023 205 201
0.25%, 06/26/2023 1,315 1,298
0.25%, 08/24/2023 310 305
0.25%, 09/08/2023 460 452
0.25%, 11/06/2023 150 147
0.25%, 12/04/2023 110 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
0.38%, 09/23/2025 $ 1,455 $ 1,385
6.25%, 07/15/2032 280 387
6.75%, 03/15/2031 43 59
$ 10,046
Food - 0.30%
Campbell Soup Co
4.15%, 03/15/2028 185 198
Conagra Brands Inc
1.38%, 11/01/2027 100 92
4.85%, 11/01/2028 140 154
5.30%, 11/01/2038 85 97
5.40%, 11/01/2048 85 103
General Mills Inc
2.25%, 10/14/2031 175 164
4.00%, 04/17/2025 75 78
Hershey Co/The
1.70%, 06/01/2030 155 145
2.65%, 06/01/2050 185 166
J M Smucker Co/The
2.13%, 03/15/2032 60 55
Kellogg Co
2.10%, 06/01/2030 155 146
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 11
Kroger Co/The
1.70%, 01/15/2031
(a)
60 54
4.45%, 02/01/2047 25 27
5.15%, 08/01/2043 300 350
5.40%, 07/15/2040 30 36
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 57
1.85%, 02/15/2031 60 55
Mondelez International Inc
1.50%, 02/04/2031 165 147
2.63%, 09/04/2050 165 139
Sysco Corp
2.45%, 12/14/2031 115 110
4.85%, 10/01/2045 250 273
Tyson Foods Inc
3.55%, 06/02/2027 75 78
$ 2,735
Forest Products & Paper - 0.10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 323
Georgia-Pacific LLC
7.75%, 11/15/2029 20 27
8.00%, 01/15/2024 400 444
Suzano Austria GmbH
2.50%, 09/15/2028 75 68
$ 862
Gas - 0.16%
Atmos Energy Corp
1.50%, 01/15/2031 150 132
3.38%, 09/15/2049 145 138
4.13%, 10/15/2044 140 146
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 135
NiSource Inc
0.95%, 08/15/2025 320 302
3.60%, 05/01/2030 160 164
ONE Gas Inc
0.85%, 03/11/2023 60 60
Southern California Gas Co
2.55%, 02/01/2030 155 151
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 142
3.15%, 09/30/2051 60 53

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Washington Gas Light Co
3.65%, 09/15/2049 $ 25 $ 25
$ 1,448
Hand & Machine Tools - 0.03%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 150
2.75%, 11/15/2050 85 72
$ 222
Healthcare - Products - 0.27%
Abbott Laboratories
1.15%, 01/30/2028 250 235
4.75%, 04/15/2043 300 356
Baxter International Inc
0.87%, 12/01/2023
(i)
120 118
1.73%, 04/01/2031 85 77
1.92%, 02/01/2027
(i)
120 116
2.27%, 12/01/2028
(i)
65 63
Boston Scientific Corp
1.90%, 06/01/2025 155 152
Danaher Corp
2.60%, 10/01/2050 150 129
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 146
3.25%, 11/15/2039 150 146
Koninklijke Philips NV
5.00%, 03/15/2042 30 35
Medtronic Inc
4.63%, 03/15/2045 86 101
PerkinElmer Inc
0.85%, 09/15/2024 40 39
1.90%, 09/15/2028 45 42
Stryker Corp
3.38%, 11/01/2025 75 77
4.38%, 05/15/2044 25 28
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 117
2.00%, 10/15/2031 65 60
2.60%, 10/01/2029 145 143
2.80%, 10/15/2041 50 46
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 210 198
$ 2,424
Healthcare - Services - 0.62%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 321
Aetna Inc
2.80%, 06/15/2023 50 51
3.88%, 08/15/2047 60 60
6.75%, 12/15/2037 205 277
Anthem Inc
0.45%, 03/15/2023 60 59
1.50%, 03/15/2026 60 58
2.88%, 09/15/2029 220 220
3.13%, 05/15/2050 75 68
3.60%, 03/15/2051 60 59
4.10%, 03/01/2028 255 273
4.65%, 01/15/2043 30 34
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 140
HCA Inc
2.38%, 07/15/2031 60 55
3.50%, 07/15/2051 60 53
4.75%, 05/01/2023 500 515
5.25%, 06/15/2026 970 1,050
Humana Inc
1.35%, 02/03/2027 60 57
2.15%, 02/03/2032 60 55
3.13%, 08/15/2029 70 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc   (continued)
4.50%, 04/01/2025 $ 155 $ 165
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 269
Quest Diagnostics Inc
2.95%, 06/30/2030 155 153
UnitedHealth Group Inc
0.55%, 05/15/2024 60 58
1.25%, 01/15/2026 155 150
2.30%, 05/15/2031 60 58
2.38%, 08/15/2024 250 253
2.75%, 05/15/2040 155 143
2.88%, 03/15/2023 250 254
2.88%, 08/15/2029 150 152
2.90%, 05/15/2050 155 142
3.05%, 05/15/2041 60 58
3.25%, 05/15/2051 35 34
4.25%, 06/15/2048 110 123
4.45%, 12/15/2048 95 109
$ 5,596
Home Builders - 0.02%
DR Horton Inc
1.30%, 10/15/2026 60 56
1.40%, 10/15/2027 150 139
$ 195
Home Furnishings - 0.03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 270
Insurance - 0.73%
Aflac Inc
1.13%, 03/15/2026 60 57
Allstate Corp/The
0.75%, 12/15/2025 170 160
1.45%, 12/15/2030 170 153
American International Group Inc
3.75%, 07/10/2025 75 78
4.20%, 04/01/2028 75 81
4.50%, 07/16/2044 75 83
5.75%, 04/01/2048
(f)
400 411
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 153
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 47
2.85%, 05/28/2027 65 65
2.90%, 08/23/2051 60 52
Arch Capital Finance LLC
5.03%, 12/15/2046 45 52
Athene Holding Ltd
4.13%, 01/12/2028 575 604
AXA SA
8.60%, 12/15/2030 30 40
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 119
2.50%, 01/15/2051 90 75
2.85%, 10/15/2050 100 88
4.20%, 08/15/2048 180 199
5.75%, 01/15/2040 25 33
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 61
Brown & Brown Inc
4.50%, 03/15/2029 300 323
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 269
2.70%, 03/13/2023 300 303
2.85%, 12/15/2051 30 27
CNA Financial Corp
2.05%, 08/15/2030 160 148

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Holdings Inc
4.35%, 04/20/2028 $ 140 $ 150
5.00%, 04/20/2048 90 100
First American Financial Corp
4.60%, 11/15/2024 300 317
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 166
Markel Corp
3.45%, 05/07/2052 75 69
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 279
4.90%, 03/15/2049 110 132
MetLife Inc
4.13%, 08/13/2042 250 267
4.60%, 05/13/2046 195 229
4.88%, 11/13/2043 50 59
Progressive Corp/The
4.35%, 04/25/2044 30 34
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 187
5.20%, 03/15/2044
(f)
400 402
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(f)
100 105
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 84
W R Berkley Corp
4.00%, 05/12/2050 75 76
Willis North America Inc
2.95%, 09/15/2029 50 49
3.88%, 09/15/2049 140 137
$ 6,670
Internet - 0.33%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 161
3.40%, 12/06/2027 260 264
Alphabet Inc
1.10%, 08/15/2030 160 144
1.90%, 08/15/2040 160 134
2.25%, 08/15/2060 160 128
Amazon.com Inc
0.45%, 05/12/2024 210 205
1.65%, 05/12/2028 265 255
2.10%, 05/12/2031 210 202
2.50%, 06/03/2050 285 246
2.80%, 08/22/2024 75 77
2.88%, 05/12/2041 210 200
3.10%, 05/12/2051 210 203
3.25%, 05/12/2061 115 109
3.80%, 12/05/2024 75 78
4.25%, 08/22/2057 75 87
Baidu Inc
3.08%, 04/07/2025 200 202
eBay Inc
1.90%, 03/11/2025 155 153
2.60%, 05/10/2031
(a)
60 57
3.45%, 08/01/2024 60 62
4.00%, 07/15/2042 20 20
Expedia Group Inc
2.95%, 03/15/2031 45 43
$ 3,030
Iron & Steel - 0.09%
Nucor Corp
2.00%, 06/01/2025 155 153
4.00%, 08/01/2023 250 257
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Steel Dynamics Inc
1.65%, 10/15/2027 $ 65 $ 61
2.40%, 06/15/2025 40 40
2.80%, 12/15/2024 75 76
Vale Overseas Ltd
6.25%, 08/10/2026 200 227
$ 814
Leisure Products & Services - 0.03%
Harley-Davidson Inc
3.50%, 07/28/2025 300 306
Lodging - 0 .06%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 138
3.50%, 08/18/2026 70 68
3.90%, 08/08/2029 140 135
Marriott International Inc/MD
2.85%, 04/15/2031 60 57
Sands China Ltd
2.30%, 03/08/2027
(i)
200 173
$ 571
Machinery - Construction & Mining - 0.10%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 60 59
0.45%, 09/14/2023 120 118
0.45%, 05/17/2024
(a)
60 58
0.65%, 07/07/2023 160 158
0.80%, 11/13/2025
(a)
65 62
0.95%, 01/10/2024 65 64
1.10%, 09/14/2027
(a)
120 113
1.15%, 09/14/2026
(a)
60 57
Caterpillar Inc
3.25%, 09/19/2049 145 143
3.80%, 08/15/2042 50 53
$ 885
Machinery - Diversified - 0.22%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 146
Dover Corp
5.38%, 03/01/2041 30 36
John Deere Capital Corp
0.40%, 10/10/2023 130 128
0.70%, 07/05/2023 155 153
0.70%, 01/15/2026 225 213
1.05%, 06/17/2026 60 58
1.20%, 04/06/2023 115 115
1.50%, 03/06/2028
(a)
60 57
2.00%, 06/17/2031 55 52
2.05%, 01/09/2025 155 155
Otis Worldwide Corp
2.06%, 04/05/2025 155 154
2.57%, 02/15/2030 155 150
3.36%, 02/15/2050 155 144
Rockwell Automation Inc
1.75%, 08/15/2031 40 37
2.80%, 08/15/2061 60 52
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 326
$ 1,976
Media - 0.73%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 111
2.30%, 02/01/2032 250 222
2.80%, 04/01/2031 110 102
3.50%, 06/01/2041 115 99
3.70%, 04/01/2051 110 92
3.85%, 04/01/2061 250 208

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
3.90%, 06/01/2052 $ 60 $ 52
4.40%, 12/01/2061 30 27
4.91%, 07/23/2025 70 74
5.38%, 04/01/2038 50 52
5.75%, 04/01/2048 280 310
Comcast Corp
1.50%, 02/15/2031 160 142
2.35%, 01/15/2027 155 154
2.45%, 08/15/2052 160 129
2.65%, 02/01/2030 115 113
2.65%, 08/15/2062 160 124
2.94%, 11/01/2056
(i)
130 109
2.99%, 11/01/2063
(i)
409 341
3.15%, 03/01/2026 75 77
3.25%, 11/01/2039 230 218
3.55%, 05/01/2028 225 234
3.97%, 11/01/2047 105 107
4.05%, 11/01/2052 47 49
Discovery Communications LLC
2.95%, 03/20/2023 40 40
3.63%, 05/15/2030 60 60
3.95%, 06/15/2025 350 362
3.95%, 03/20/2028 500 516
4.00%, 09/15/2055 91 83
Fox Corp
5.48%, 01/25/2039 110 128
5.58%, 01/25/2049 140 168
Paramount Global
4.38%, 03/15/2043 400 399
4.85%, 07/01/2042 300 317
7.88%, 07/30/2030 30 39
Thomson Reuters Corp
5.85%, 04/15/2040 30 39
Time Warner Cable LLC
5.88%, 11/15/2040 260 291
6.55%, 05/01/2037 50 60
7.30%, 07/01/2038 60 75
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 27
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 40
Walt Disney Co/The
2.20%, 01/13/2028 155 152
3.38%, 11/15/2026 170 178
3.50%, 05/13/2040 155 154
3.60%, 01/13/2051 155 157
6.40%, 12/15/2035 179 238
$ 6,669
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
3.90%, 01/15/2043 193 208
Mining - 0.10%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 185
Newmont Corp
2.60%, 07/15/2032 170 161
6.25%, 10/01/2039 100 129
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 39
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 136
Southern Copper Corp
5.88%, 04/23/2045 110 137
Teck Resources Ltd
3.90%, 07/15/2030 115 118
$ 905
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.14%
3M Co
2.38%, 08/26/2029 $ 250 $ 244
3.25%, 08/26/2049 100 95
Eaton Corp
4.15%, 11/02/2042 95 102
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 225
Illinois Tool Works Inc
2.65%, 11/15/2026 90 92
Textron Inc
4.00%, 03/15/2026 500 526
$ 1,284
Oil & Gas - 1.10%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 186
2.72%, 01/12/2032 30 29
2.94%, 06/04/2051 60 50
3.00%, 02/24/2050 155 132
3.00%, 03/17/2052 60 51
3.06%, 06/17/2041 115 103
3.12%, 05/04/2026 110 113
3.19%, 04/06/2025 215 220
3.54%, 04/06/2027 215 223
3.59%, 04/14/2027 200 208
BP Capital Markets PLC
3.28%, 09/19/2027 115 118
3.51%, 03/17/2025 75 78
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 481
Chevron Corp
2.00%, 05/11/2027 155 153
Chevron USA Inc
0.43%, 08/11/2023 240 236
1.02%, 08/12/2027 160 150
2.34%, 08/12/2050 160 133
3.25%, 10/15/2029 290 305
ConocoPhillips Co
2.40%, 03/07/2025
(g)
470 470
3.80%, 03/15/2052
(g)
345 350
Devon Energy Corp
5.00%, 06/15/2045 75 84
Diamondback Energy Inc
2.88%, 12/01/2024 150 152
3.25%, 12/01/2026 150 153
Equinor ASA
2.88%, 04/06/2025 400 407
3.00%, 04/06/2027 155 159
3.25%, 11/18/2049 145 139
3.63%, 04/06/2040 155 159
Exxon Mobil Corp
1.57%, 04/15/2023 235 236
2.02%, 08/16/2024 200 201
3.00%, 08/16/2039 150 144
4.23%, 03/19/2040 315 347
Hess Corp
4.30%, 04/01/2027 300 317
7.13%, 03/15/2033 21 27
7.30%, 08/15/2031 109 138
Marathon Oil Corp
4.40%, 07/15/2027 300 318
Marathon Petroleum Corp
3.63%, 09/15/2024 145 149
5.00%, 09/15/2054 200 213
Phillips 66
1.30%, 02/15/2026 30 29
2.15%, 12/15/2030 110 102
3.85%, 04/09/2025 95 99

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66   (continued)
5.88%, 05/01/2042 $ 30 $ 38
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 52
1.90%, 08/15/2030 160 145
2.15%, 01/15/2031 55 51
Shell International Finance BV
0.38%, 09/15/2023 150 147
2.00%, 11/07/2024 150 150
2.38%, 11/07/2029 150 146
2.88%, 05/10/2026 155 159
2.88%, 11/26/2041 120 110
3.13%, 11/07/2049 150 138
4.38%, 05/11/2045 325 360
Suncor Energy Inc
2.80%, 05/15/2023 155 157
3.75%, 03/04/2051 60 57
4.00%, 11/15/2047 100 101
6.85%, 06/01/2039 73 97
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 105
3.13%, 05/29/2050 155 143
3.39%, 06/29/2060 115 107
Valero Energy Corp
2.80%, 12/01/2031 120 113
2.85%, 04/15/2025 37 37
4.00%, 06/01/2052 65 62
6.63%, 06/15/2037 60 77
7.50%, 04/15/2032 60 79
$ 9,993
Oil & Gas Services - 0.11%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 60 59
3.14%, 11/07/2029 150 151
3.34%, 12/15/2027 135 139
Halliburton Co
3.80%, 11/15/2025 6 6
5.00%, 11/15/2045 230 256
7.45%, 09/15/2039 26 36
NOV Inc
3.60%, 12/01/2029 150 150
Schlumberger Investment SA
2.65%, 06/26/2030 160 155
3.65%, 12/01/2023 75 77
$ 1,029
Packaging & Containers - 0.03%
Packaging Corp of America
3.05%, 10/01/2051 200 174
WRKCo Inc
3.00%, 06/15/2033 80 77
$ 251
Pharmaceuticals - 1.48%
AbbVie Inc
2.85%, 05/14/2023 40 40
2.95%, 11/21/2026 300 305
3.60%, 05/14/2025 170 176
3.85%, 06/15/2024 90 93
4.05%, 11/21/2039 375 394
4.25%, 11/14/2028 140 151
4.40%, 11/06/2042 25 27
4.45%, 05/14/2046 270 291
4.55%, 03/15/2035 170 187
4.85%, 06/15/2044 30 34
4.88%, 11/14/2048 170 195
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
0.70%, 05/28/2024 $ 90 $ 88
1.75%, 05/28/2028 105 100
2.25%, 05/28/2031 60 58
AstraZeneca PLC
0.30%, 05/26/2023 105 103
0.70%, 04/08/2026 120 113
1.38%, 08/06/2030 160 144
2.13%, 08/06/2050 80 63
3.00%, 05/28/2051
(a)
45 42
4.38%, 08/17/2048 60 69
6.45%, 09/15/2037 30 41
Becton Dickinson and Co
1.96%, 02/11/2031 60 54
4.67%, 06/06/2047 155 174
4.69%, 12/15/2044 59 66
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 62
1.13%, 11/13/2027 120 113
1.45%, 11/13/2030 65 59
2.55%, 11/13/2050 65 55
2.95%, 03/15/2032
(g)
200 203
3.45%, 11/15/2027 90 95
3.90%, 02/20/2028 130 140
4.13%, 06/15/2039 195 214
4.25%, 10/26/2049 360 403
4.35%, 11/15/2047 210 239
4.55%, 02/20/2048 220 255
5.00%, 08/15/2045 232 284
Cardinal Health Inc
3.41%, 06/15/2027 400 414
Cigna Corp
0.61%, 03/15/2024 50 49
1.25%, 03/15/2026 180 172
3.20%, 03/15/2040 155 143
3.40%, 03/15/2051 90 82
3.88%, 10/15/2047 185 181
4.13%, 11/15/2025 170 179
4.80%, 08/15/2038 170 189
CVS Health Corp
1.30%, 08/21/2027 160 149
1.75%, 08/21/2030 160 144
1.88%, 02/28/2031 55 50
2.63%, 08/15/2024 140 142
2.70%, 08/21/2040 160 140
3.00%, 08/15/2026 105 107
3.25%, 08/15/2029 140 142
3.88%, 07/20/2025 60 63
5.13%, 07/20/2045 430 498
Eli Lilly & Co
2.50%, 09/15/2060 155 127
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 194
3.63%, 05/15/2025 85 89
3.88%, 05/15/2028 165 177
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 147
Johnson & Johnson
0.55%, 09/01/2025 115 110
0.95%, 09/01/2027 115 109
2.10%, 09/01/2040 115 98
2.25%, 09/01/2050 115 97
2.45%, 09/01/2060 115 96
2.95%, 03/03/2027 110 114
3.70%, 03/01/2046 90 97
5.95%, 08/15/2037 75 101
McKesson Corp
0.90%, 12/03/2025 60 57

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mead Johnson Nutrition Co
4.60%, 06/01/2044 $ 30 $ 36
Merck & Co Inc
0.75%, 02/24/2026
(a)
80 76
1.45%, 06/24/2030 210 192
1.70%, 06/10/2027 155 151
1.90%, 12/10/2028 110 106
2.15%, 12/10/2031 215 205
2.35%, 06/24/2040 135 119
2.75%, 12/10/2051 140 125
2.80%, 05/18/2023 75 76
Novartis Capital Corp
2.75%, 08/14/2050 155 141
Pfizer Inc
0.80%, 05/28/2025 100 97
1.75%, 08/18/2031 245 227
2.55%, 05/28/2040 100 91
3.40%, 05/15/2024 100 103
4.00%, 12/15/2036 45 49
4.20%, 09/15/2048 80 91
4.30%, 06/15/2043 225 253
4.40%, 05/15/2044 75 86
7.20%, 03/15/2039 60 89
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 578
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 323
Viatris Inc
2.30%, 06/22/2027 115 110
2.70%, 06/22/2030 155 145
3.85%, 06/22/2040 115 108
4.00%, 06/22/2050 155 137
Wyeth LLC
5.95%, 04/01/2037 60 79
Zoetis Inc
2.00%, 05/15/2030 85 79
3.00%, 05/15/2050 40 37
$ 13,496
Pipelines - 0.88%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 306
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044
(i)
200 216
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 99
Enbridge Inc
1.60%, 10/04/2026 20 19
2.50%, 01/15/2025 150 150
2.50%, 08/01/2033 45 41
3.13%, 11/15/2029 150 150
3.40%, 08/01/2051 45 41
4.25%, 12/01/2026 75 80
Energy Transfer LP
2.90%, 05/15/2025 310 311
3.75%, 05/15/2030 155 158
4.05%, 03/15/2025 300 311
4.20%, 04/15/2027 300 311
5.30%, 04/15/2047 350 366
6.25%, 04/15/2049 155 179
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 70
4.25%, 02/15/2048 250 254
4.45%, 02/15/2043 350 362
6.88%, 03/01/2033 39 50
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 21
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc
1.75%, 11/15/2026 $ 60 $ 57
2.00%, 02/15/2031 130 117
3.25%, 08/01/2050 130 109
3.60%, 02/15/2051 245 220
5.05%, 02/15/2046 30 32
MPLX LP
1.75%, 03/01/2026 160 153
4.13%, 03/01/2027 140 147
4.25%, 12/01/2027 300 316
4.50%, 04/15/2038 200 206
5.50%, 02/15/2049 130 148
ONEOK Inc
2.20%, 09/15/2025 155 154
2.75%, 09/01/2024 375 377
3.40%, 09/01/2029 350 345
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 30 29
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 79
5.00%, 03/15/2027 375 407
5.63%, 03/01/2025 75 81
Spectra Energy Partners LP
4.75%, 03/15/2024 105 110
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 56
4.25%, 05/15/2028 300 319
4.88%, 05/15/2048 190 216
Williams Cos Inc/The
2.60%, 03/15/2031 160 151
3.50%, 10/15/2051 60 53
3.75%, 06/15/2027 45 47
3.90%, 01/15/2025 500 519
4.00%, 09/15/2025 50 52
6.30%, 04/15/2040 30 37
$ 8,032
Private Equity - 0.04%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 313
Regional Authority - 0.24%
Province of Alberta Canada
1.00%, 05/20/2025 310 302
3.30%, 03/15/2028 150 159
Province of British Columbia Canada
0.90%, 07/20/2026 115 110
1.30%, 01/29/2031 60 56
6.50%, 01/15/2026 45 52
Province of Manitoba Canada
1.50%, 10/25/2028 85 81
3.05%, 05/14/2024 30 31
Province of Ontario Canada
0.63%, 01/21/2026 30 28
1.05%, 04/14/2026 115 111
1.13%, 10/07/2030 300 276
2.13%, 01/21/2032 25 25
3.20%, 05/16/2024 165 170
3.40%, 10/17/2023 210 216
Province of Quebec Canada
0.60%, 07/23/2025 200 192
1.35%, 05/28/2030 315 297
7.50%, 09/15/2029 36 49
$ 2,155
REITs - 1.06%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 212
2.75%, 12/15/2029 70 69
2.95%, 03/15/2034 65 64

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Alexandria Real Estate Equities Inc   (continued)
3.00%, 05/18/2051 $ 60 $ 53
4.00%, 02/01/2050 70 72
4.90%, 12/15/2030 80 92
American Campus Communities Operating
Partnership LP
2.25%, 01/15/2029 40 38
2.85%, 02/01/2030 160 157
American Tower Corp
0.60%, 01/15/2024 120 117
1.30%, 09/15/2025 80 77
1.60%, 04/15/2026 60 58
1.88%, 10/15/2030 150 133
2.90%, 01/15/2030 155 150
2.95%, 01/15/2051 60 49
AvalonBay Communities Inc
1.90%, 12/01/2028 60 57
2.05%, 01/15/2032 60 56
2.30%, 03/01/2030 155 150
Boston Properties LP
2.55%, 04/01/2032 245 229
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 412
Corporate Office Properties LP
2.75%, 04/15/2031 60 56
Crown Castle International Corp
1.05%, 07/15/2026 115 107
1.35%, 07/15/2025 115 110
2.50%, 07/15/2031 60 56
2.90%, 04/01/2041 60 52
3.10%, 11/15/2029 125 121
3.20%, 09/01/2024 75 76
3.25%, 01/15/2051 115 99
4.00%, 11/15/2049 95 93
CubeSmart LP
2.00%, 02/15/2031 110 100
2.25%, 12/15/2028 60 57
Duke Realty LP
1.75%, 07/01/2030 155 141
2.25%, 01/15/2032 60 56
2.88%, 11/15/2029 75 75
Equinix Inc
1.00%, 09/15/2025 150 142
1.25%, 07/15/2025 155 148
1.80%, 07/15/2027 155 147
2.50%, 05/15/2031 60 55
2.63%, 11/18/2024 150 151
3.20%, 11/18/2029 130 128
3.40%, 02/15/2052 60 54
ERP Operating LP
1.85%, 08/01/2031 115 107
Essex Portfolio LP
1.70%, 03/01/2028 60 56
3.00%, 01/15/2030 140 140
Federal Realty Investment Trust
1.25%, 02/15/2026 115 110
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 140
5.25%, 06/01/2025 400 421
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 136
Healthpeak Properties Inc
2.13%, 12/01/2028 210 202
Kilroy Realty LP
2.50%, 11/15/2032 160 146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Kimco Realty Corp
2.25%, 12/01/2031 $ 60 $ 55
2.70%, 03/01/2024 300 302
2.70%, 10/01/2030 160 156
3.70%, 10/01/2049 30 29
Life Storage LP
2.20%, 10/15/2030 75 70
2.40%, 10/15/2031 60 56
Mid-America Apartments LP
1.70%, 02/15/2031 120 108
National Retail Properties Inc
3.60%, 12/15/2026 300 312
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 31
4.95%, 04/01/2024 30 31
Prologis LP
1.25%, 10/15/2030 160 141
3.00%, 04/15/2050 180 166
Public Storage
0.88%, 02/15/2026 40 38
1.85%, 05/01/2028 115 110
2.25%, 11/09/2031 60 57
Realty Income Corp
0.75%, 03/15/2026 40 37
2.20%, 06/15/2028 65 63
3.25%, 01/15/2031 160 162
4.13%, 10/15/2026 20 21
Simon Property Group LP
1.75%, 02/01/2028 55 52
2.00%, 09/13/2024 150 150
2.65%, 02/01/2032 65 63
3.50%, 09/01/2025 160 165
4.75%, 03/15/2042 164 186
Spirit Realty LP
2.10%, 03/15/2028 60 56
UDR Inc
2.10%, 08/01/2032 100 90
3.20%, 01/15/2030 145 145
Ventas Realty LP
3.75%, 05/01/2024 500 515
Welltower Inc
2.75%, 01/15/2032 65 62
3.63%, 03/15/2024 120 123
4.13%, 03/15/2029 300 321
WP Carey Inc
2.40%, 02/01/2031 65 61
$ 9,661
Retail - 0.58%
AutoZone Inc
1.65%, 01/15/2031 160 142
Dollar Tree Inc
4.20%, 05/15/2028 130 139
Home Depot Inc/The
0.90%, 03/15/2028 55 51
1.88%, 09/15/2031 60 56
2.13%, 09/15/2026 350 350
2.38%, 03/15/2051 55 45
2.70%, 04/01/2023 50 51
2.75%, 09/15/2051 60 53
3.13%, 12/15/2049 235 221
4.25%, 04/01/2046 180 198
4.40%, 03/15/2045 300 338
Lowe's Cos Inc
1.30%, 04/15/2028 130 120
1.70%, 10/15/2030 130 117
2.50%, 04/15/2026 90 91
3.38%, 09/15/2025 50 52
3.65%, 04/05/2029 135 141

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc   (continued)
3.70%, 04/15/2046 $ 20 $ 19
4.55%, 04/05/2049 135 151
5.00%, 04/15/2040 155 178
McDonald's Corp
2.63%, 09/01/2029 140 138
3.25%, 06/10/2024 175 180
3.70%, 01/30/2026 150 158
3.70%, 02/15/2042 300 296
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 67
Starbucks Corp
2.00%, 03/12/2027 150 147
3.00%, 02/14/2032 345 343
Target Corp
1.95%, 01/15/2027
(a)
280 278
2.95%, 01/15/2052 175 166
TJX Cos Inc/The
1.15%, 05/15/2028 65 60
1.60%, 05/15/2031 65 59
Walmart Inc
1.05%, 09/17/2026 105 101
1.50%, 09/22/2028 105 100
1.80%, 09/22/2031 60 56
2.50%, 09/22/2041 60 55
2.65%, 09/22/2051 105 96
3.95%, 06/28/2038 195 217
4.00%, 04/11/2043 250 278
$ 5,308
Semiconductors - 0.68%
Analog Devices Inc
2.10%, 10/01/2031 40 38
2.80%, 10/01/2041 60 55
Applied Materials Inc
4.35%, 04/01/2047 45 52
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 677
Broadcom Inc
3.14%, 11/15/2035
(i)
138 128
3.19%, 11/15/2036
(i)
30 28
3.42%, 04/15/2033
(i)
452 441
3.47%, 04/15/2034
(i)
415 400
4.15%, 11/15/2030 560 588
4.75%, 04/15/2029 355 386
Intel Corp
2.00%, 08/12/2031 60 56
2.88%, 05/11/2024 105 107
3.05%, 08/12/2051 60 54
3.15%, 05/11/2027 150 155
3.20%, 08/12/2061 60 53
3.40%, 03/25/2025 155 160
3.73%, 12/08/2047 105 106
3.75%, 03/25/2027 155 164
4.60%, 03/25/2040 155 175
Marvell Technology Inc
2.45%, 04/15/2028 115 111
Micron Technology Inc
2.70%, 04/15/2032 90 84
4.19%, 02/15/2027 405 428
NVIDIA Corp
0.31%, 06/15/2023 115 113
0.58%, 06/14/2024 115 112
1.55%, 06/15/2028 60 57
2.00%, 06/15/2031 115 108
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(i)
115 108
3.13%, 02/15/2042
(i)
65 59
3.15%, 05/01/2027
(i)
80 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
(continued)
3.25%, 05/11/2041
(i)
$ 60 $ 55
QUALCOMM Inc
1.30%, 05/20/2028 327 303
1.65%, 05/20/2032 243 219
4.80%, 05/20/2045 110 131
Texas Instruments Inc
1.13%, 09/15/2026 60 58
1.75%, 05/04/2030 50 47
1.90%, 09/15/2031 60 57
4.15%, 05/15/2048 165 187
$ 6,141
Software - 0.55%
Activision Blizzard Inc
1.35%, 09/15/2030 80 71
2.50%, 09/15/2050 160 135
Electronic Arts Inc
1.85%, 02/15/2031 60 55
Fidelity National Information Services Inc
0.38%, 03/01/2023 155 153
0.60%, 03/01/2024 55 53
1.65%, 03/01/2028 105 97
3.10%, 03/01/2041 55 50
Fiserv Inc
3.50%, 07/01/2029 300 304
Intuit Inc
1.35%, 07/15/2027 160 151
Microsoft Corp
2.53%, 06/01/2050 311 276
2.68%, 06/01/2060 149 131
2.92%, 03/17/2052 176 168
3.04%, 03/17/2062 141 135
3.30%, 02/06/2027 140 150
3.45%, 08/08/2036 75 80
Oracle Corp
2.30%, 03/25/2028 115 110
2.40%, 09/15/2023 75 76
2.50%, 04/01/2025 155 155
2.80%, 04/01/2027 155 154
2.88%, 03/25/2031 115 110
2.95%, 11/15/2024 85 86
2.95%, 05/15/2025 105 106
2.95%, 04/01/2030 155 150
3.40%, 07/08/2024 145 148
3.60%, 04/01/2040 155 140
3.65%, 03/25/2041 115 104
3.90%, 05/15/2035 130 127
3.95%, 03/25/2051 115 105
4.00%, 11/15/2047 75 68
4.10%, 03/25/2061 60 54
4.30%, 07/08/2034 75 77
4.38%, 05/15/2055 150 142
4.50%, 07/08/2044 50 50
6.13%, 07/08/2039 60 72
Roper Technologies Inc
1.40%, 09/15/2027 160 149
2.35%, 09/15/2024 90 90
salesforce.com Inc
1.95%, 07/15/2031 60 57
2.70%, 07/15/2041 115 105
2.90%, 07/15/2051 115 104
ServiceNow Inc
1.40%, 09/01/2030 160 142

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
VMware Inc
1.40%, 08/15/2026 $ 180 $ 171
1.80%, 08/15/2028 85 79
2.20%, 08/15/2031 115 105
$ 5,045
Sovereign - 1.67%
Canada Government International Bond
0.75%, 05/19/2026 115 110
1.63%, 01/22/2025 200 200
Chile Government International Bond
2.55%, 01/27/2032 200 189
2.75%, 01/31/2027 200 200
3.10%, 05/07/2041 200 175
3.24%, 02/06/2028 200 203
3.50%, 04/15/2053 200 179
Export-Import Bank of Korea
0.38%, 02/09/2024 200 195
1.25%, 01/18/2025 200 195
1.38%, 02/09/2031 200 183
Hungary Government International Bond
5.38%, 03/25/2024 450 477
Indonesia Government International Bond
2.15%, 07/28/2031 200 186
3.05%, 03/12/2051
(a)
200 179
3.70%, 10/30/2049 200 189
4.75%, 02/11/2029 300 333
Israel Government International Bond
3.88%, 07/03/2050 200 212
4.50%, 01/30/2043 200 234
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 452
0.50%, 04/15/2024 200 195
0.63%, 05/22/2023 200 198
1.25%, 01/21/2031 200 186
1.88%, 07/21/2026 264 264
2.13%, 02/16/2029 200 200
3.00%, 05/29/2024
(a)
300 309
Korea International Bond
1.00%, 09/16/2030 200 181
3.88%, 09/20/2048 250 303
Mexico Government International Bond
3.25%, 04/16/2030 200 194
3.50%, 02/12/2034 200 188
3.75%, 01/11/2028 225 232
3.75%, 04/19/2071 200 158
3.90%, 04/27/2025 600 629
4.50%, 04/22/2029 300 319
4.60%, 01/23/2046 200 192
4.60%, 02/10/2048 300 287
4.75%, 03/08/2044 150 148
5.75%, 10/12/2110 100 102
Panama Government International Bond
2.25%, 09/29/2032 200 177
3.16%, 01/23/2030 200 196
3.30%, 01/19/2033 200 192
3.75%, 03/16/2025 200 205
4.50%, 04/16/2050 200 195
6.70%, 01/26/2036 200 245
Peruvian Government International Bond
1.86%, 12/01/2032 60 51
2.78%, 01/23/2031 45 42
2.78%, 12/01/2060 60 45
3.30%, 03/11/2041 200 178
3.55%, 03/10/2051 60 54
5.63%, 11/18/2050 150 187
8.75%, 11/21/2033 180 262
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
3.00%, 02/01/2028 $ 300 $ 303
3.20%, 07/06/2046 200 178
3.70%, 03/01/2041 400 381
7.75%, 01/14/2031 190 255
10.63%, 03/16/2025 100 125
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 201
3.88%, 05/06/2051 200 194
5.38%, 06/15/2033 205 243
6.88%, 09/27/2023 260 280
Svensk Exportkredit AB
0.38%, 03/11/2024 200 195
0.50%, 08/26/2025 320 306
2.88%, 03/14/2023 210 214
Tennessee Valley Authority
3.50%, 12/15/2042
(a)
100 112
4.25%, 09/15/2065 115 152
5.25%, 09/15/2039 250 335
5.38%, 04/01/2056 61 96
5.88%, 04/01/2036 325 458
6.75%, 11/01/2025 57 67
Uruguay Government International Bond
4.13%, 11/20/2045 136 149
4.38%, 10/27/2027 80 86
5.10%, 06/18/2050 200 239
7.63%, 03/21/2036 150 213
$ 15,187
Supranational Bank - 1.35%
African Development Bank
0.88%, 03/23/2026 305 293
0.88%, 07/22/2026 115 110
Asian Development Bank
0.25%, 10/06/2023 450 442
0.38%, 06/11/2024 115 112
0.38%, 09/03/2025 310 295
1.00%, 04/14/2026 115 111
1.50%, 01/20/2027 125 123
1.50%, 03/04/2031 115 111
2.13%, 03/19/2025
(a)
300 304
2.38%, 08/10/2027 500 512
2.75%, 03/17/2023 670 681
2.75%, 01/19/2028 130 136
5.82%, 06/16/2028 39 48
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 300
Council Of Europe Development Bank
0.38%, 06/10/2024 115 112
1.38%, 02/27/2025 310 307
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 310
0.50%, 01/28/2026 115 109
European Investment Bank
0.38%, 07/24/2024
(a)
345 335
0.38%, 12/15/2025 305 289
0.38%, 03/26/2026 630 597
0.63%, 10/21/2027 60 56
0.75%, 10/26/2026 60 57
1.25%, 02/14/2031 255 241
1.38%, 03/15/2027 125 123
1.63%, 03/14/2025 80 80
1.63%, 05/13/2031 60 59
1.88%, 02/10/2025 250 252
2.38%, 05/24/2027 120 123
2.50%, 03/15/2023 440 446

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank
0.25%, 11/15/2023 $ 310 $ 304
0.50%, 09/23/2024 195 190
0.63%, 09/16/2027 305 284
0.88%, 04/20/2026 75 72
1.13%, 07/20/2028 115 110
1.13%, 01/13/2031 110 102
1.50%, 01/13/2027 125 123
1.75%, 03/14/2025 230 230
2.13%, 01/15/2025 500 506
2.38%, 07/07/2027 250 256
4.38%, 01/24/2044 50 66
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 55 54
0.25%, 11/24/2023 60 59
0.50%, 10/28/2025 200 191
0.75%, 11/24/2027 120 112
0.75%, 08/26/2030 310 282
0.88%, 07/15/2026 175 169
1.25%, 02/10/2031 115 109
1.38%, 04/20/2028 115 111
1.63%, 01/15/2025 470 469
1.63%, 11/03/2031 120 117
1.75%, 10/23/2029 200 197
2.50%, 03/19/2024 115 117
2.50%, 07/29/2025 170 174
3.00%, 09/27/2023 300 307
International Finance Corp
0.38%, 07/16/2025 315 301
Nordic Investment Bank
0.38%, 09/11/2025 230 218
$ 12,304
Telecommunications - 1.21%
America Movil SAB de CV
6.13%, 03/30/2040 180 230
AT&T Inc
0.90%, 03/25/2024 115 113
1.65%, 02/01/2028 200 189
1.70%, 03/25/2026 340 331
2.25%, 02/01/2032 145 134
3.10%, 02/01/2043 145 129
3.50%, 09/15/2053 1,227 1,122
3.55%, 09/15/2055 815 739
3.65%, 09/15/2059 699 634
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 57
Cisco Systems Inc/Delaware
5.50%, 01/15/2040 60 77
Juniper Networks Inc
2.00%, 12/10/2030 55 49
Orange SA
5.38%, 01/13/2042 30 36
Rogers Communications Inc
3.70%, 11/15/2049 190 170
5.00%, 03/15/2044 200 217
7.50%, 08/15/2038 250 354
T-Mobile USA Inc
1.50%, 02/15/2026 310 298
2.05%, 02/15/2028 310 295
2.25%, 11/15/2031 150 136
2.40%, 03/15/2029
(i)
25 24
3.00%, 02/15/2041 150 130
3.30%, 02/15/2051 150 131
3.40%, 10/15/2052
(i)
35 31
3.50%, 04/15/2025 155 159
3.75%, 04/15/2027 315 327
4.38%, 04/15/2040 155 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
0.75%, 03/22/2024 $ 145 $ 142
1.45%, 03/20/2026 115 111
1.50%, 09/18/2030 180 159
1.68%, 10/30/2030 2,626 2,359
1.75%, 01/20/2031 135 122
2.10%, 03/22/2028 175 169
2.36%, 03/15/2032
(i)
65 61
2.55%, 03/21/2031 115 110
2.65%, 11/20/2040 50 43
2.88%, 11/20/2050 135 115
2.99%, 10/30/2056 89 76
3.00%, 11/20/2060 65 54
3.40%, 03/22/2041 115 111
3.55%, 03/22/2051 115 111
3.70%, 03/22/2061 60 57
3.85%, 11/01/2042 90 90
4.33%, 09/21/2028 60 65
4.81%, 03/15/2039 75 87
Vodafone Group PLC
4.13%, 05/30/2025 75 79
4.25%, 09/17/2050 250 256
5.00%, 05/30/2038 80 91
6.15%, 02/27/2037 240 295
$ 11,035
Transportation - 0.52%
Burlington Northern Santa Fe LLC
3.40%, 09/01/2024 70 72
3.55%, 02/15/2050 155 156
4.15%, 04/01/2045 200 217
4.40%, 03/15/2042 30 34
5.40%, 06/01/2041 400 500
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 141
2.45%, 12/02/2031 85 82
3.00%, 12/02/2041 85 79
3.10%, 12/02/2051 85 77
6.13%, 09/15/2115 75 98
CSX Corp
2.40%, 02/15/2030 60 58
3.35%, 09/15/2049 60 58
3.80%, 03/01/2028 75 79
4.30%, 03/01/2048 200 219
FedEx Corp
3.88%, 08/01/2042 30 30
4.55%, 04/01/2046 500 544
Norfolk Southern Corp
2.30%, 05/15/2031 60 58
2.55%, 11/01/2029 150 148
2.90%, 08/25/2051 60 53
3.94%, 11/01/2047 192 201
4.84%, 10/01/2041 30 35
Ryder System Inc
2.90%, 12/01/2026 150 151
Union Pacific Corp
2.38%, 05/20/2031 60 58
2.80%, 02/14/2032 110 110
2.89%, 04/06/2036 140 135
2.97%, 09/16/2062 90 77
3.20%, 05/20/2041 60 58
3.38%, 02/14/2042 65 65
3.55%, 08/15/2039 435 442
3.84%, 03/20/2060 220 226
United Parcel Service Inc
2.50%, 09/01/2029 125 125
3.40%, 09/01/2049
(a)
180 186
3.90%, 04/01/2025 155 163

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc   (continued)
4.88%, 11/15/2040 $ 30 $ 36
$ 4,771
Trucking & Leasing - 0.01%
GATX Corp
1.90%, 06/01/2031 115 103
Water - 0.04%
American Water Capital Corp
2.30%, 06/01/2031 60 57
3.25%, 06/01/2051 60 55
3.75%, 09/01/2047 140 140
6.59%, 10/15/2037 13 18
Essential Utilities Inc
2.40%, 05/01/2031 60 56
$ 326
TOTAL BONDS $ 272,164
MUNICIPAL BONDS - 0.45%
Principal
Amount (000's) Value (000's)
California - 0.14%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 266
6.91%, 10/01/2050 125 205
California State University
2.98%, 11/01/2051 155 151
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 28
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 29
State of California
3.50%, 04/01/2028 115 122
7.30%, 10/01/2039 300 445
$ 1,246
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 153 220
Illinois - 0.14%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 403
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 39
State of Illinois
4.95%, 06/01/2023 43 44
5.10%, 06/01/2033 700 772
$ 1,258
New Jersey - 0.05%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 305
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 200
$ 505
New York - 0.03%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 300
Ohio - 0.01%
Ohio State University/The
4.91%, 06/01/2040 50 64
Texas - 0.03%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 39
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
State of Texas
4.68%, 04/01/2040 $ 160 $ 198
$ 237
Wisconsin - 0.03%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
270 298
TOTAL MUNICIPAL BONDS $ 4,128
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 66.39%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.88%
2.00%, 09/01/2031 $ 89 $ 89
2.00%, 12/01/2031 108 108
2.50%, 08/01/2028 82 83
2.50%, 01/01/2030 230 233
2.50%, 01/01/2031 206 209
2.50%, 02/01/2031 205 208
2.50%, 12/01/2031 331 336
2.50%, 01/01/2032 358 364
2.50%, 03/01/2032 111 112
2.50%, 11/01/2036 63 64
3.00%, 11/01/2028 165 170
3.00%, 04/01/2029 136 140
3.00%, 09/01/2029 127 131
3.00%, 10/01/2029 187 193
3.00%, 11/01/2029 86 88
3.00%, 01/01/2030 76 79
3.00%, 11/01/2030 79 82
3.00%, 03/01/2031 47 49
3.00%, 05/01/2032 223 225
3.00%, 03/01/2033 121 125
3.00%, 04/01/2033 33 34
3.00%, 09/01/2036 55 57
3.00%, 09/01/2036 95 98
3.00%, 02/01/2037 93 95
3.00%, 10/01/2042 207 213
3.00%, 11/01/2042 325 336
3.00%, 02/01/2043 314 324
3.00%, 08/01/2043 472 486
3.00%, 08/01/2043 405 418
3.00%, 09/01/2043 86 88
3.00%, 10/01/2043 67 69
3.00%, 01/01/2045 71 73
3.00%, 06/01/2046 208 211
3.00%, 10/01/2046 115 118
3.00%, 02/01/2047 165 169
3.50%, 12/01/2031 144 149
3.50%, 05/01/2034 47 49
3.50%, 11/01/2034 55 58
3.50%, 01/01/2035 115 120
3.50%, 04/01/2037 43 45
3.50%, 06/01/2042 75 79
3.50%, 06/01/2042 331 348
3.50%, 06/01/2042 274 288
3.50%, 07/01/2042 720 758
3.50%, 10/01/2042 442 465
3.50%, 02/01/2045 56 59
3.50%, 03/01/2045 142 149
3.50%, 06/01/2045 153 160
3.50%, 07/01/2045 143 150
3.50%, 06/01/2046 187 194
3.50%, 08/01/2046 154 161
3.50%, 09/01/2046 350 362
4.00%, 12/01/2024 45 47
4.00%, 12/01/2030 13 14
4.00%, 11/01/2033 88 94
4.00%, 07/01/2034 60 64
4.00%, 04/01/2038 113 120

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 12/01/2040 $ 116 $ 125
4.00%, 02/01/2044 108 115
4.00%, 04/01/2044 114 122
4.00%, 07/01/2044 125 133
4.00%, 09/01/2044 50 53
4.00%, 11/01/2044 171 183
4.00%, 01/01/2045 151 161
4.00%, 08/01/2045 214 228
4.00%, 11/01/2045 19 20
4.00%, 12/01/2045 42 45
4.00%, 02/01/2046 59 63
4.00%, 05/01/2046 120 128
4.50%, 10/01/2030 55 59
4.50%, 05/01/2031 7 7
4.50%, 02/01/2041 87 94
4.50%, 09/01/2043 23 25
4.50%, 12/01/2043 129 139
4.50%, 03/01/2044 217 235
4.50%, 04/01/2044 79 85
4.50%, 09/01/2044 137 149
4.50%, 10/01/2044 64 69
4.50%, 03/01/2047 61 65
4.50%, 07/01/2047 52 55
4.50%, 11/01/2047 13 14
4.50%, 05/01/2049 2,797 2,969
5.00%, 11/01/2035 47 52
5.00%, 12/01/2036 146 162
5.00%, 08/01/2039 57 63
5.00%, 12/01/2041 60 67
5.00%, 02/01/2042 303 337
5.00%, 04/01/2044 58 63
5.00%, 02/01/2048 80 87
5.00%, 07/01/2048 43 46
5.50%, 06/01/2034 78 86
5.50%, 07/01/2038 61 68
5.50%, 07/01/2038 76 85
5.50%, 12/01/2038 120 134
5.50%, 10/01/2039 187 205
5.50%, 06/01/2041 83 93
6.00%, 04/01/2038 304 348
6.00%, 11/01/2038 83 92
$ 17,139
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18.64%
1.50%, 03/01/2036 1,573 1,533
1.50%, 11/01/2036 1,256 1,223
1.50%, 03/01/2037
(k)
2,500 2,433
1.50%, 11/01/2050 973 906
1.50%, 01/01/2051 4,210 3,915
1.50%, 06/01/2051 1,988 1,848
2.00%, 09/01/2029 190 190
2.00%, 05/01/2030 76 76
2.00%, 12/01/2031 146 145
2.00%, 02/01/2032 90 90
2.00%, 05/01/2036 1,264 1,257
2.00%, 03/01/2037
(k)
6,000 5,955
2.00%, 04/01/2051 2,779 2,676
2.00%, 04/01/2051 9,539 9,174
2.00%, 04/01/2051 14,027 13,486
2.00%, 04/01/2051 6,113 5,878
2.00%, 06/01/2051 2,297 2,208
2.00%, 07/01/2051 2,571 2,471
2.00%, 09/01/2051 3,377 3,244
2.00%, 10/01/2051 2,448 2,352
2.00%, 11/01/2051 1,976 1,900
2.00%, 12/01/2051 3,094 2,973
2.00%, 12/01/2051 3,468 3,333
2.00%, 01/01/2052 2,488 2,391
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 03/01/2052
(k)
$ 2,500 $ 2,398
2.50%, 01/01/2028 73 74
2.50%, 07/01/2028 75 76
2.50%, 07/01/2028 203 206
2.50%, 11/01/2028 232 235
2.50%, 09/01/2029 140 142
2.50%, 02/01/2030 80 81
2.50%, 03/01/2030 183 186
2.50%, 05/01/2030 163 165
2.50%, 07/01/2030 112 114
2.50%, 08/01/2030 220 223
2.50%, 08/01/2030 196 198
2.50%, 12/01/2030 286 291
2.50%, 03/01/2031 211 214
2.50%, 07/01/2031 235 239
2.50%, 11/01/2031 359 364
2.50%, 12/01/2031 67 68
2.50%, 01/01/2032 101 102
2.50%, 03/01/2032 119 121
2.50%, 07/01/2033 10 10
2.50%, 02/01/2035 1,534 1,554
2.50%, 10/01/2036 68 68
2.50%, 10/01/2036 28 29
2.50%, 12/01/2036 80 80
2.50%, 01/01/2043 61 60
2.50%, 05/01/2043 101 100
2.50%, 10/01/2043 79 79
2.50%, 08/01/2046 54 54
2.50%, 12/01/2046 91 90
2.50%, 12/01/2046 128 127
2.50%, 07/01/2050 1,450 1,439
2.50%, 08/01/2050 5,653 5,604
2.50%, 09/01/2050 1,705 1,689
2.50%, 02/01/2051 2,625 2,609
2.50%, 07/01/2051 1,146 1,133
2.50%, 07/01/2051 731 722
2.50%, 08/01/2051 1,297 1,283
2.50%, 09/01/2051 1,214 1,201
2.50%, 09/01/2051 2,203 2,178
2.50%, 10/01/2051 2,456 2,429
2.50%, 03/01/2052
(k)
17,000 16,772
3.00%, 04/01/2027 57 59
3.00%, 01/01/2029 50 51
3.00%, 02/01/2029 51 52
3.00%, 12/01/2029 50 51
3.00%, 12/01/2029 112 115
3.00%, 01/01/2030 238 245
3.00%, 01/01/2030 274 283
3.00%, 06/01/2030 149 153
3.00%, 09/01/2030 53 55
3.00%, 10/01/2030 254 262
3.00%, 11/01/2030 248 256
3.00%, 12/01/2030 58 60
3.00%, 03/01/2031 168 173
3.00%, 04/01/2031 53 55
3.00%, 09/01/2031 263 271
3.00%, 12/01/2031 103 106
3.00%, 01/01/2033 29 30
3.00%, 04/01/2033 30 31
3.00%, 08/01/2034 306 316
3.00%, 05/01/2035 290 297
3.00%, 06/01/2040 515 523
3.00%, 04/01/2043 273 282
3.00%, 04/01/2043 78 80
3.00%, 04/01/2043 171 176
3.00%, 05/01/2043 366 376
3.00%, 05/01/2043 70 72

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2043 $ 127 $ 130
3.00%, 07/01/2043 75 77
3.00%, 07/01/2043 356 366
3.00%, 08/01/2043 385 397
3.00%, 08/01/2043 52 54
3.00%, 10/01/2043 225 232
3.00%, 10/01/2043 355 365
3.00%, 11/01/2043 99 102
3.00%, 01/01/2045 489 504
3.00%, 05/01/2046 70 72
3.00%, 05/01/2046 73 74
3.00%, 10/01/2046 416 426
3.00%, 09/01/2049 1,247 1,265
3.00%, 10/01/2049 2,250 2,289
3.00%, 11/01/2049 1,840 1,870
3.00%, 11/01/2049 2,283 2,315
3.00%, 11/01/2049 843 856
3.00%, 12/01/2049 2,304 2,341
3.00%, 03/01/2050 3,683 3,737
3.00%, 03/01/2052
(k)
1,300 1,313
3.50%, 12/01/2026 82 85
3.50%, 03/01/2029 105 109
3.50%, 09/01/2029 100 104
3.50%, 11/01/2030 79 82
3.50%, 04/01/2032 13 14
3.50%, 07/01/2032 11 12
3.50%, 09/01/2032 12 12
3.50%, 12/01/2032 1,626 1,691
3.50%, 10/01/2033 7 8
3.50%, 05/01/2034 38 40
3.50%, 06/01/2034 26 27
3.50%, 07/01/2034 164 171
3.50%, 10/01/2034 42 44
3.50%, 02/01/2036 45 47
3.50%, 02/01/2037 35 37
3.50%, 05/01/2037 49 51
3.50%, 03/01/2041 17 18
3.50%, 02/01/2042 175 185
3.50%, 03/01/2042 39 41
3.50%, 05/01/2042 267 281
3.50%, 06/01/2042 245 257
3.50%, 07/01/2042 41 43
3.50%, 10/01/2042 351 369
3.50%, 04/01/2043 298 313
3.50%, 05/01/2043 313 330
3.50%, 05/01/2043 227 238
3.50%, 06/01/2043 59 62
3.50%, 08/01/2043 235 247
3.50%, 09/01/2043 839 883
3.50%, 01/01/2044 75 79
3.50%, 01/01/2044 945 991
3.50%, 07/01/2044 355 373
3.50%, 10/01/2044 119 124
3.50%, 11/01/2044 129 135
3.50%, 12/01/2044 198 207
3.50%, 02/01/2045 199 207
3.50%, 02/01/2045 131 136
3.50%, 04/01/2045 123 128
3.50%, 04/01/2045 225 236
3.50%, 10/01/2045 70 73
3.50%, 10/01/2045 69 72
3.50%, 11/01/2045 144 150
3.50%, 11/01/2045 125 131
3.50%, 12/01/2045 15 15
3.50%, 12/01/2045 181 189
3.50%, 12/01/2045 90 94
3.50%, 01/01/2046 229 239
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2046 $ 208 $ 217
3.50%, 03/01/2046 58 61
3.50%, 05/01/2046 38 40
3.50%, 06/01/2046 88 93
3.50%, 07/01/2046 216 225
3.50%, 12/01/2046 165 173
3.50%, 03/01/2047 150 157
3.50%, 07/01/2049 1,510 1,565
3.50%, 08/01/2049 493 509
3.50%, 11/01/2049 2,292 2,389
4.00%, 12/01/2024 64 66
4.00%, 04/01/2029 5 6
4.00%, 12/01/2030 7 7
4.00%, 03/01/2031 38 39
4.00%, 03/01/2031 310 322
4.00%, 11/01/2031 9 10
4.00%, 11/01/2033 156 166
4.00%, 11/01/2033 29 30
4.00%, 10/01/2034 92 98
4.00%, 02/01/2036 138 147
4.00%, 01/01/2037 46 49
4.00%, 10/01/2037 66 70
4.00%, 03/01/2038 25 26
4.00%, 07/01/2038 93 98
4.00%, 12/01/2038 61 64
4.00%, 01/01/2039 82 87
4.00%, 09/01/2040 45 48
4.00%, 01/01/2041 54 58
4.00%, 02/01/2041 18 19
4.00%, 12/01/2041 79 84
4.00%, 06/01/2042 81 87
4.00%, 06/01/2042 130 139
4.00%, 07/01/2042 458 491
4.00%, 12/01/2042 133 143
4.00%, 11/01/2043 170 182
4.00%, 09/01/2044 65 69
4.00%, 11/01/2044 63 67
4.00%, 01/01/2045 57 61
4.00%, 04/01/2045 77 80
4.00%, 08/01/2045 80 84
4.00%, 11/01/2045 249 266
4.00%, 07/01/2046 50 53
4.00%, 05/01/2048 126 134
4.00%, 04/01/2049 234 246
4.00%, 07/01/2049 1,198 1,252
4.00%, 10/01/2049 2,239 2,355
4.00%, 11/01/2049 1,020 1,068
4.00%, 04/01/2050 1,879 1,967
4.50%, 08/01/2023 22 24
4.50%, 06/01/2029 11 12
4.50%, 07/01/2029 3 3
4.50%, 08/01/2030 6 7
4.50%, 01/01/2034 19 20
4.50%, 04/01/2039 73 79
4.50%, 09/01/2040 138 150
4.50%, 05/01/2041 181 196
4.50%, 09/01/2041 197 212
4.50%, 11/01/2043 102 111
4.50%, 11/01/2043 110 119
4.50%, 01/01/2044 105 113
4.50%, 02/01/2044 40 44
4.50%, 04/01/2044 162 175
4.50%, 04/01/2044 122 132
4.50%, 05/01/2044 36 39
4.50%, 08/01/2044 158 170
4.50%, 10/01/2044 89 95
4.50%, 04/01/2045 40 42

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2046 $ 42 $ 46
4.50%, 05/01/2046 90 97
4.50%, 01/01/2047 66 71
4.50%, 01/01/2047 233 251
5.00%, 12/01/2025 11 11
5.00%, 01/01/2039 330 362
5.00%, 07/01/2039 136 152
5.00%, 02/01/2041 61 68
5.00%, 02/01/2041 92 102
5.00%, 04/01/2041 232 258
5.00%, 05/01/2042 118 132
5.00%, 07/01/2042 57 64
5.00%, 03/01/2044 50 55
5.00%, 05/01/2044 71 79
5.00%, 02/01/2045 111 123
5.00%, 06/01/2045 329 366
5.00%, 06/01/2048 79 86
5.00%, 08/01/2048 30 32
5.50%, 12/01/2027 18 19
5.50%, 03/01/2038 77 86
5.50%, 05/01/2038 82 92
5.50%, 06/01/2038 114 129
5.50%, 09/01/2038 182 202
5.50%, 11/01/2038 89 100
5.50%, 04/01/2039 94 105
5.50%, 04/01/2040 80 89
6.00%, 04/01/2026 11 12
6.00%, 10/01/2036 69 79
$ 169,737
Government National Mortgage Association (GNMA) - 5.58%
2.00%, 08/20/2050 2,744 2,695
2.00%, 01/20/2051 2,940 2,885
2.00%, 03/01/2052 5,300 5,182
2.50%, 06/20/2027 68 68
2.50%, 12/20/2030 63 64
2.50%, 03/20/2031 106 108
2.50%, 07/20/2043 93 94
2.50%, 12/20/2046 224 226
2.50%, 01/20/2047 71 71
2.50%, 06/20/2050 5,213 5,224
2.50%, 05/20/2051 5,020 5,023
2.50%, 03/01/2052 1,800 1,798
3.00%, 02/15/2027 40 41
3.00%, 08/20/2029 47 48
3.00%, 09/20/2029 55 57
3.00%, 07/20/2030 44 45
3.00%, 01/20/2031 49 50
3.00%, 07/20/2032 57 58
3.00%, 09/20/2042 47 48
3.00%, 11/20/2042 349 360
3.00%, 12/20/2042 257 266
3.00%, 01/20/2043 249 257
3.00%, 03/20/2043 301 312
3.00%, 03/20/2043 64 66
3.00%, 03/20/2043 315 325
3.00%, 04/20/2043 392 404
3.00%, 06/20/2043 349 360
3.00%, 08/20/2043 381 393
3.00%, 05/20/2044 167 173
3.00%, 12/15/2044 38 38
3.00%, 12/20/2044 335 345
3.00%, 01/15/2045 38 39
3.00%, 01/15/2045 41 42
3.00%, 02/20/2045 35 36
3.00%, 05/20/2045 225 232
3.00%, 06/20/2045 91 94
3.00%, 07/20/2045 666 684
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 08/20/2045 $ 323 $ 332
3.00%, 09/20/2045 136 140
3.00%, 10/20/2045 281 288
3.00%, 12/20/2045 154 158
3.00%, 01/20/2046 69 71
3.00%, 03/20/2046 280 288
3.00%, 04/20/2046 612 628
3.00%, 05/20/2046 456 468
3.00%, 06/20/2046 442 454
3.00%, 07/20/2046 1,009 1,035
3.00%, 08/20/2046 415 426
3.00%, 09/20/2046 315 323
3.00%, 10/20/2046 237 243
3.00%, 11/20/2046 509 526
3.00%, 12/15/2046 115 118
3.00%, 03/01/2052 2,000 2,033
3.50%, 05/20/2042 94 99
3.50%, 06/20/2042 96 102
3.50%, 07/20/2042 376 396
3.50%, 09/20/2042 290 308
3.50%, 10/20/2042 208 220
3.50%, 11/20/2042 184 195
3.50%, 12/20/2042 193 205
3.50%, 01/20/2043 319 335
3.50%, 02/20/2043 501 532
3.50%, 03/20/2043 338 359
3.50%, 04/15/2043 107 112
3.50%, 04/20/2043 225 236
3.50%, 05/20/2043 148 158
3.50%, 07/20/2043 192 204
3.50%, 08/20/2043 466 496
3.50%, 09/20/2043 333 353
3.50%, 10/20/2043 157 167
3.50%, 09/20/2044 130 137
3.50%, 10/20/2044 148 156
3.50%, 11/20/2044 143 150
3.50%, 12/20/2044 148 155
3.50%, 01/20/2045 144 152
3.50%, 02/20/2045 193 203
3.50%, 03/15/2045 26 27
3.50%, 03/20/2045 242 254
3.50%, 04/15/2045 9 10
3.50%, 04/20/2045 236 249
3.50%, 04/20/2045 145 152
3.50%, 05/20/2045 238 250
3.50%, 06/20/2045 37 39
3.50%, 07/20/2045 204 215
3.50%, 08/20/2045 220 231
3.50%, 09/20/2045 210 220
3.50%, 10/20/2045 189 198
3.50%, 11/20/2045 335 352
3.50%, 12/20/2045 247 259
3.50%, 02/20/2046 203 213
3.50%, 08/15/2046 61 63
3.50%, 09/15/2046 71 74
3.50%, 01/15/2048 52 54
3.50%, 09/15/2048 93 100
4.00%, 11/20/2043 272 291
4.00%, 02/20/2044 112 120
4.00%, 05/15/2044 93 99
4.00%, 05/20/2044 63 68
4.00%, 07/20/2044 19 20
4.00%, 08/20/2044 142 152
4.00%, 09/20/2044 125 134
4.00%, 10/20/2044 463 495
4.00%, 11/15/2044 63 67
4.00%, 11/20/2044 90 96
4.00%, 12/20/2044 168 180

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 01/20/2045 $ 72 $ 77
4.00%, 03/20/2045 111 119
4.00%, 08/20/2045 126 135
4.00%, 09/15/2045 21 22
4.00%, 09/20/2045 145 155
4.00%, 10/20/2045 184 193
4.00%, 11/20/2045 256 274
4.00%, 12/15/2045 45 48
4.00%, 01/20/2046 300 319
4.00%, 02/20/2046 47 51
4.00%, 04/20/2046 180 189
4.00%, 10/20/2046 51 54
4.00%, 11/20/2046 236 249
4.00%, 01/20/2047 14 14
4.00%, 02/20/2047 217 229
4.00%, 03/20/2047 151 159
4.00%, 05/20/2047 51 53
4.00%, 11/20/2047 336 354
4.50%, 03/15/2039 103 114
4.50%, 03/15/2040 120 133
4.50%, 07/15/2040 133 147
4.50%, 02/20/2041 24 26
4.50%, 03/20/2041 17 19
4.50%, 05/15/2045 49 54
4.50%, 12/20/2046 171 188
4.50%, 10/15/2047 97 106
5.00%, 05/15/2033 102 116
5.00%, 07/20/2038 86 95
5.00%, 10/15/2038 142 161
5.00%, 04/20/2039 59 66
5.00%, 10/15/2041 125 140
5.00%, 01/20/2045 96 107
5.00%, 02/20/2046 33 37
5.00%, 12/20/2046 74 83
5.00%, 08/20/2048 27 28
5.00%, 10/20/2048 95 101
5.50%, 03/15/2038 53 58
5.50%, 02/15/2039 46 50
5.50%, 06/15/2040 130 143
5.50%, 07/20/2044 72 82
5.50%, 09/20/2044 117 133
5.50%, 12/20/2048 16 17
$ 50,752
U.S. Treasury - 40.29%
0.13%, 06/30/2023 1,325 1,305
0.13%, 07/15/2023 855 842
0.13%, 07/31/2023 1,920 1,888
0.13%, 08/15/2023 495 487
0.13%, 10/15/2023 800 784
0.25%, 09/30/2023 6,035 5,931
0.25%, 03/15/2024 2,255 2,199
0.25%, 06/15/2024 3,035 2,946
0.25%, 05/31/2025 1,430 1,365
0.25%, 06/30/2025 2,945 2,808
0.25%, 07/31/2025 310 295
0.25%, 08/31/2025 1,680 1,597
0.25%, 09/30/2025 1,600 1,519
0.38%, 04/15/2024 4,865 4,749
0.38%, 12/31/2025 3,835 3,644
0.38%, 01/31/2026 1,605 1,522
0.38%, 07/31/2027 3,605 3,347
0.38%, 09/30/2027 1,710 1,583
0.50%, 03/31/2025 950 917
0.50%, 04/30/2027 450 422
0.50%, 05/31/2027 555 520
0.50%, 06/30/2027 745 697
0.50%, 08/31/2027 1,520 1,418
0.50%, 10/31/2027 1,315 1,224
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.63%, 07/31/2026 $ 985 $ 938
0.63%, 03/31/2027 885 837
0.63%, 11/30/2027 1,270 1,189
0.63%, 12/31/2027 1,205 1,127
0.63%, 05/15/2030 4,830 4,389
0.63%, 08/15/2030 5,675 5,143
0.75%, 05/31/2026 1,410 1,353
0.75%, 08/31/2026 600 574
0.75%, 01/31/2028 1,475 1,388
0.88%, 01/31/2024
(a)
450 445
0.88%, 09/30/2026 725 697
0.88%, 11/15/2030 3,225 2,979
1.00%, 12/15/2024 1,285 1,263
1.00%, 07/31/2028 2,550 2,423
1.13%, 02/28/2025 1,160 1,143
1.13%, 02/28/2027 4,125 4,002
1.13%, 02/29/2028 1,995 1,919
1.13%, 08/31/2028 410 392
1.13%, 02/15/2031 3,210 3,024
1.13%, 05/15/2040 1,950 1,622
1.13%, 08/15/2040 1,085 899
1.25%, 08/31/2024 3,140 3,115
1.25%, 11/30/2026 500 489
1.25%, 03/31/2028 1,550 1,500
1.25%, 04/30/2028 1,980 1,916
1.25%, 05/31/2028 2,420 2,340
1.25%, 06/30/2028 2,990 2,888
1.25%, 09/30/2028 2,255 2,174
1.25%, 08/15/2031 2,610 2,478
1.25%, 05/15/2050 1,580 1,260
1.38%, 08/31/2023 1,510 1,511
1.38%, 01/31/2025 1,820 1,807
1.38%, 10/31/2028 1,710 1,661
1.38%, 12/31/2028
(a)
2,000 1,942
1.38%, 11/15/2031 3,545 3,398
1.38%, 11/15/2040 2,500 2,162
1.38%, 08/15/2050 2,955 2,433
1.50%, 03/31/2023 3,520 3,533
1.50%, 09/30/2024 1,485 1,481
1.50%, 10/31/2024 930 927
1.50%, 08/15/2026 5,875 5,813
1.50%, 01/31/2027 910 899
1.50%, 02/15/2030 1,510 1,475
1.63%, 04/30/2023 1,875 1,884
1.63%, 05/31/2023 3,000 3,015
1.63%, 10/31/2023 2,195 2,203
1.63%, 02/15/2026 2,808 2,796
1.63%, 05/15/2026 4,806 4,782
1.63%, 09/30/2026 495 492
1.63%, 08/15/2029 1,600 1,580
1.63%, 05/15/2031 2,920 2,869
1.63%, 11/15/2050 2,880 2,523
1.75%, 05/15/2023 4,000 4,026
1.75%, 12/31/2026 2,155 2,155
1.75%, 11/15/2029 2,315 2,308
1.75%, 08/15/2041 1,240 1,137
1.88%, 08/31/2024 2,065 2,080
1.88%, 07/31/2026 1,340 1,347
1.88%, 02/15/2041 1,345 1,264
1.88%, 02/15/2051 1,845 1,718
1.88%, 11/15/2051 1,830 1,707
2.00%, 04/30/2024 2,110 2,132
2.00%, 05/31/2024 5,715 5,774
2.00%, 06/30/2024 1,500 1,516
2.00%, 02/15/2025 4,825 4,875
2.00%, 08/15/2025 1,750 1,767
2.00%, 11/15/2026 2,840 2,872
2.00%, 11/15/2041 620 594

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 02/15/2050 $ 1,760 $ 1,685
2.00%, 08/15/2051 2,985 2,863
2.13%, 02/29/2024 3,230 3,271
2.13%, 03/31/2024 810 820
2.13%, 09/30/2024 600 608
2.13%, 11/30/2024 2,465 2,498
2.13%, 05/15/2025 3,870 3,924
2.25%, 12/31/2023 1,740 1,765
2.25%, 04/30/2024 3,710 3,768
2.25%, 10/31/2024 1,950 1,983
2.25%, 11/15/2024 1,705 1,734
2.25%, 12/31/2024 4,000 4,070
2.25%, 11/15/2025 3,405 3,470
2.25%, 03/31/2026 1,425 1,453
2.25%, 02/15/2027 2,670 2,733
2.25%, 08/15/2027 2,755 2,823
2.25%, 11/15/2027 2,610 2,674
2.25%, 05/15/2041 705 703
2.25%, 08/15/2046 860 851
2.25%, 08/15/2049 1,570 1,583
2.25%, 02/15/2052 425 433
2.38%, 04/30/2026 2,895 2,968
2.38%, 05/15/2027 1,595 1,643
2.38%, 05/15/2029 2,215 2,298
2.38%, 11/15/2049 1,500 1,555
2.38%, 05/15/2051 2,505 2,612
2.50%, 03/31/2023 230 233
2.50%, 01/31/2024 3,600 3,671
2.50%, 05/15/2024 1,825 1,863
2.50%, 02/28/2026 4,840 4,981
2.50%, 02/15/2045 1,460 1,507
2.50%, 02/15/2046 1,520 1,574
2.50%, 05/15/2046 1,395 1,445
2.63%, 06/30/2023 2,000 2,036
2.63%, 12/31/2023 3,435 3,509
2.63%, 12/31/2025 2,160 2,232
2.63%, 01/31/2026 805 832
2.63%, 02/15/2029 1,025 1,079
2.75%, 04/30/2023 2,280 2,321
2.75%, 05/31/2023 2,900 2,955
2.75%, 07/31/2023 2,818 2,876
2.75%, 11/15/2023 1,505 1,539
2.75%, 02/15/2024 4,600 4,715
2.75%, 06/30/2025 3,290 3,403
2.75%, 02/15/2028 3,760 3,963
2.75%, 08/15/2042 739 796
2.75%, 11/15/2042 125 135
2.75%, 08/15/2047 1,070 1,171
2.75%, 11/15/2047 1,435 1,573
2.88%, 09/30/2023 3,125 3,199
2.88%, 11/30/2023 1,050 1,076
2.88%, 04/30/2025 3,325 3,448
2.88%, 05/31/2025 1,325 1,374
2.88%, 11/30/2025 1,470 1,531
2.88%, 05/15/2028 2,600 2,761
2.88%, 08/15/2028 4,470 4,756
2.88%, 05/15/2043 605 663
2.88%, 08/15/2045 765 844
2.88%, 11/15/2046 600 666
2.88%, 05/15/2049 1,585 1,801
3.00%, 09/30/2025 540 564
3.00%, 05/15/2042 1,045 1,170
3.00%, 11/15/2044 660 741
3.00%, 05/15/2045 825 927
3.00%, 11/15/2045 200 226
3.00%, 02/15/2047 1,125 1,278
3.00%, 05/15/2047 1,190 1,355
3.00%, 02/15/2048 1,215 1,398
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 08/15/2048 $ 1,475 $ 1,702
3.00%, 02/15/2049 1,445 1,677
3.13%, 11/15/2028 1,645 1,779
3.13%, 11/15/2041 435 495
3.13%, 02/15/2042 1,140 1,300
3.13%, 02/15/2043 815 928
3.13%, 08/15/2044 165 189
3.13%, 05/15/2048 2,810 3,312
3.38%, 05/15/2044 1,595 1,893
3.38%, 11/15/2048 1,200 1,482
3.50%, 02/15/2039 375 451
3.63%, 08/15/2043 655 803
3.63%, 02/15/2044 1,245 1,530
3.75%, 08/15/2041 400 496
3.75%, 11/15/2043 2,080 2,599
3.88%, 08/15/2040 1,350 1,695
4.25%, 05/15/2039 375 493
4.25%, 11/15/2040 1,038 1,364
4.38%, 02/15/2038 495 656
4.38%, 05/15/2040 440 588
4.38%, 05/15/2041 1,090 1,459
4.50%, 02/15/2036 440 582
4.50%, 05/15/2038 305 410
4.50%, 08/15/2039 730 989
4.63%, 02/15/2040 1,345 1,847
4.75%, 02/15/2037 285 389
4.75%, 02/15/2041 99 139
5.00%, 05/15/2037 385 539
5.25%, 11/15/2028 409 497
5.25%, 02/15/2029 795 974
5.38%, 02/15/2031 1,100 1,426
6.00%, 02/15/2026 1,170 1,364
6.25%, 05/15/2030 1,270 1,701
6.38%, 08/15/2027 1,540 1,909
6.50%, 11/15/2026 1,000 1,215
6.63%, 02/15/2027 450 554
$ 366,774
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 604,402
Total Investments $ 964,646
Other Assets and Liabilities -  (5.96)% (54,261)
TOTAL NET ASSETS - 100.00% $ 910,385
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,506 or 1.15% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,654 or 1.17% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,707 or 0.30% of net assets.

Schedule of Investments
Bond Market Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 44.66%
Mortgage Securities 26.77%
Money Market Funds 8.33%
Financial 8.31%
Consumer, Non-cyclical 4.26%
Communications 2.31%
Energy 2.09%
Utilities 2.05%
Industrial 2.00%
Technology 1.95%
Consumer, Cyclical 1.29%
Investment Companies 0.89%
Basic Materials 0.60%
Revenue Bonds 0.20%
General Obligation Unlimited 0.19%
Insured 0.06%
Other Assets and Liabilities
(5.96)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,789 $ 179,021 $ 187,144 $ 69,666
$ 77,789 $ 179,021 $ 187,144 $ 69,666
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.58% Shares Held Value (000's)
Exchange-Traded Funds - 0.32%
Invesco S&P Global Water Index ETF
(a)
68,674 $ 3,547
SPDR S&P Global Natural Resources ETF 191,144 11,180
$ 14,727
Money Market Funds - 4.26%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
33,976,042 33,976
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
162,234,522 162,235
$ 196,211
TOTAL INVESTMENT COMPANIES $ 210,938
COMMON STOCKS - 56.14% Shares Held Value (000's)
Agriculture - 0.70%
Archer-Daniels-Midland Co 57,045 $ 4,475
Bunge Ltd 155,581 16,266
Darling Ingredients Inc
(e)
155,757 11,289
$ 32,030
Automobile Parts & Equipment - 0.09%
Aptiv PLC
(e)
31,970 4,138
Beverages - 0.04%
Vitasoy International Holdings Ltd 1,098,000 2,036
Biotechnology - 0.35%
Corteva Inc 305,013 15,870
Building Materials - 0.63%
AZEK Co Inc/The
(e)
70,189 2,070
Builders FirstSource Inc
(e)
25,055 1,865
Dexco SA 150,800 403
Forterra Inc
(e)
16,181 381
Fortune Brands Home & Security Inc 12,085 1,050
Geberit AG 9,910 6,483
Interfor Corp 153,157 4,666
Lennox International Inc 14,281 3,812
Louisiana-Pacific Corp 42,743 3,075
Nibe Industrier AB 400,902 3,569
UFP Industries Inc 18,475 1,584
$ 28,958
Chemicals - 1.87%
CF Industries Holdings Inc 199,776 16,219
Chr Hansen Holding A/S 71,507 5,213
FMC Corp 35,421 4,153
ICL Group Ltd 404,799 4,597
Ingevity Corp
(e)
17,808 1,215
Koninklijke DSM NV 26,387 4,955
Lenzing AG
(e)
6,347 700
Mosaic Co/The 390,908 20,495
Novozymes A/S 55,758 3,660
Nutrien Ltd 53,700 4,618
Nutrien Ltd 47,586 4,092
Olin Corp 78,383 4,038
Rayonier Advanced Materials Inc
(e)
57,082 335
Sociedad Quimica y Minera de Chile SA ADR 57,001 3,772
Tronox Holdings PLC 208,682 4,236
Yara International ASA 72,562 3,696
$ 85,994
Commercial Services - 2.37%
ALEATICA SAB de CV
(e)
6,474,574 6,007
Atlantia SpA
(e)
711,543 13,089
Atlas Arteria Ltd 6,360,262 30,244
Brambles Ltd 759,486 5,470
CCR SA 3,754,230 8,570
Cengage Learning Holdings II Inc
(e)
2,772 44
Herc Holdings Inc 24,274 3,863
Transurban Group 4,165,910 38,478
Verisk Analytics Inc 20,082 3,561
$ 109,326
Computers - 0.00%
IQOR US Inc
(e)
14,193 114
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.14%
Avery Dennison Corp 17,303 $ 3,049
Kimberly-Clark Corp 23,491 3,057
Ontex Group NV
(e)
67,508 482
$ 6,588
Cosmetics & Personal Care - 0.11%
Essity AB 98,082 2,524
Unicharm Corp 71,800 2,707
$ 5,231
Distribution & Wholesale - 0.01%
Veritiv Corp
(e)
6,082 652
Diversified Financial Services - 0.10%
Hannon Armstrong Sustainable Infrastructure
Capital Inc
99,944 4,731
Electric - 9.08%
ACEA SpA 29,901 568
American Electric Power Co Inc 273,723 24,813
Brookfield Renewable Corp
(a)
350,121 13,084
Clearway Energy Inc - Class C 564,877 18,867
CLP Holdings Ltd 849,000 8,649
CMS Energy Corp 94,852 6,071
Constellation Energy Corp 213,197 9,803
CPFL Energia SA 1,803,341 10,592
EDP - Energias de Portugal SA 2,705,151 13,208
EDP Renovaveis SA 246,623 5,995
Emera Inc 205,344 9,607
Entergy Corp 134,013 14,099
Eversource Energy 116,637 9,541
FirstEnergy Corp 367,175 15,366
Hydro One Ltd
(f)
301,778 7,452
Iberdrola SA 2,999,938 34,036
National Grid PLC 3,301,817 49,922
NextEra Energy Inc 238,672 18,681
Ormat Technologies Inc 70,563 5,035
PPL Corp 370,957 9,708
Public Service Enterprise Group Inc 330,965 21,456
Red Electrica Corp SA 498,743 9,880
Sempra Energy 231,105 33,330
Southern Co/The 187,063 12,116
SSE PLC 1,425,570 32,354
Terna - Rete Elettrica Nazionale 1,679,480 13,760
Xcel Energy Inc 148,034 9,967
$ 417,960
Electrical Components & Equipment - 0.56%
Delta Electronics Inc 626,000 5,579
Generac Holdings Inc
(e)
16,721 5,275
Legrand SA 52,315 4,936
Littelfuse Inc 19,891 5,136
Nihon Trim Co Ltd 2,600 62
Signify NV
(f)
96,715 4,947
$ 25,935
Electronics - 0.68%
Azbil Corp 118,600 4,502
Badger Meter Inc 45,338 4,507
Halma PLC 319,780 10,314
Hubbell Inc 30,562 5,448
Itron Inc
(e)
41,295 1,969
Trimble Inc
(e)
66,726 4,654
$ 31,394
Energy - Alternate Sources - 0.84%
Archaea Energy Inc
(e)
239,907 4,400
NextEra Energy Partners LP 222,225 17,336
SolarEdge Technologies Inc
(e)
18,546 5,924
Stem Inc
(e)
45,289 431
Vestas Wind Systems A/S 190,656 6,148
Xinyi Solar Holdings Ltd 2,496,000 4,533
$ 38,772

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 3.11%
Aena SME SA
(e),(f)
263,194 $ 42,955
Auckland International Airport Ltd
(e)
1,057,311 5,120
Enav SpA
(e),(f)
3,639,993 16,732
Ferrovial SA 334,531 9,114
Flughafen Zurich AG
(e)
28,925 5,204
Fluor Corp
(e)
402,785 8,724
Fomento de Construcciones y Contratas SA 38,013 432
Grupo Aeroportuario del Centro Norte SAB de
CV
653,183 4,704
Grupo Aeroportuario del Pacifico SAB de CV
(e)
814,429 11,928
Grupo Aeroportuario del Sureste SAB de CV 291,064 6,266
Sacyr SA 825,152 1,931
Stantec Inc 73,800 3,668
Vantage Towers AG 145,163 4,732
Vinci SA 205,629 21,561
$ 143,071
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(e)
29,862 5
Environmental Control - 0.62%
Befesa SA
(f)
33,930 2,363
China Water Affairs Group Ltd 468,000 517
Energy Recovery Inc
(e)
20,804 395
Evoqua Water Technologies Corp
(e)
65,699 2,803
Kurita Water Industries Ltd 68,400 2,827
Li-Cycle Holdings Corp
(a),(e)
77,705 604
METAWATER Co Ltd 13,300 246
Montrose Environmental Group Inc
(e)
14,521 641
Nomura Micro Science Co Ltd
(a)
5,300 170
Pentair PLC 181,401 10,504
Pure Cycle Corp
(e)
11,684 138
Tetra Tech Inc 32,380 5,141
TOMRA Systems ASA 49,088 2,310
$ 28,659
Food - 0.25%
Ingredion Inc 38,105 3,381
Salmar ASA 60,438 4,441
Wilmar International Ltd 1,184,100 3,848
$ 11,670
Forest Products & Paper - 1.91%
Acadian Timber Corp
(a)
89,693 1,345
Canfor Corp
(e)
155,608 3,522
Clearwater Paper Corp
(e)
17,091 493
Empresas CMPC SA 578,772 957
Holmen AB 50,998 2,497
International Paper Co 148,203 6,452
Mercer International Inc 70,804 947
Mondi PLC 315,091 6,611
Nine Dragons Paper Holdings Ltd 3,833,000 3,672
Oji Holdings Corp 517,200 2,643
Sappi Ltd
(e)
446,334 1,481
Smurfit Kappa Group PLC 134,510 6,717
Stora Enso Oyj 500,001 9,522
Sumitomo Forestry Co Ltd 90,900 1,753
Suzano SA ADR
(a)
356,288 3,809
Suzano SA 470,100 5,025
Svenska Cellulosa AB SCA 519,300 8,472
Sylvamo Corp
(e)
161,552 5,638
UPM-Kymmene Oyj 206,775 7,145
West Fraser Timber Co Ltd 80,236 8,009
Western Forest Products Inc 655,185 1,101
$ 87,811
Gas - 1.27%
Atmos Energy Corp 69,751 7,659
Brookfield Infrastructure Corp 96,689 6,811
Enagas SA 525,192 11,099
NiSource Inc 260,075 7,524
Snam SpA 4,590,783 25,508
$ 58,601
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.04%
Franklin Electric Co Inc 20,917 $ 1,769
Healthcare - Products - 0.28%
DiaSorin SpA 20,564 3,078
Hengan International Group Co Ltd 131,095 695
PerkinElmer Inc 24,784 4,451
Repligen Corp
(e)
24,570 4,833
$ 13,057
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(g),(h)
20,580 11
Millennium Health LLC
(e),(g),(h)
19,318 8
$ 19
Home Builders - 0.34%
DR Horton Inc 75,724 6,467
Lennar Corp - A Shares 13,745 1,236
PulteGroup Inc 28,508 1,416
Sekisui Chemical Co Ltd 268,200 4,392
Toll Brothers Inc 23,283 1,263
Tri Pointe Homes Inc
(e)
28,980 648
$ 15,422
Housewares - 0.07%
Scotts Miracle-Gro Co/The 24,490 3,430
Insurance - 0.17%
Hannover Rueck SE 21,344 3,929
Hiscox Ltd 300,407 3,697
$ 7,626
Internet - 0.00%
Catalina Marketing Corp
(e)
3,965 1
Iron & Steel - 0.60%
ArcelorMittal SA 131,751 4,088
Fortescue Metals Group Ltd 294,225 3,920
Nippon Steel Corp 237,200 4,343
Novolipetsk Steel PJSC 122,620 940
Nucor Corp 33,395 4,395
POSCO Holdings Inc 16,151 3,843
Severstal PAO 168,982 858
Vale SA ADR 286,874 5,304
$ 27,691
Lodging - 0.14%
Choice Hotels International Inc 22,301 3,219
Travel + Leisure Co 59,300 3,324
$ 6,543
Machinery - Construction & Mining - 0.05%
Vertiv Holdings Co 186,299 2,426
Machinery - Diversified - 0.80%
ANDRITZ AG 26,960 1,209
Duerr AG 24,332 876
Georg Fischer AG 2,474 3,044
Gorman-Rupp Co/The 12,277 457
Husqvarna AB 7,962 96
Interpump Group SpA 49,412 2,668
Lindsay Corp 5,800 761
Mueller Water Products Inc - Class A 86,350 1,096
Organo Corp 4,000 285
Spirax-Sarco Engineering PLC 31,219 4,975
Valmet Oyj 41,003 1,422
Watts Water Technologies Inc 33,659 4,845
Xylem Inc/NY 124,185 11,046
Zurn Water Solutions Corp 119,555 3,888
$ 36,668
Media - 0.00%
Cumulus Media Inc
(e)
6 —
Metal Fabrication & Hardware - 0.20%
Advanced Drainage Systems Inc 63,541 7,416
Reliance Worldwide Corp Ltd 489,716 1,647
$ 9,063

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 3.05%
Agnico Eagle Mines Ltd 71,528 $ 3,613
Alcoa Corp 166,916 12,575
Anglo American PLC 335,914 17,052
Antofagasta PLC 194,367 3,936
Barrick Gold Corp 187,600 4,240
BHP Group Ltd 127,123 4,341
Energy Fuels Inc/Canada
(e)
150,195 1,227
First Quantum Minerals Ltd 459,445 13,473
Franco-Nevada Corp 26,029 3,833
Freeport-McMoRan Inc 414,502 19,461
Glencore PLC
(e)
751,124 4,417
MMC Norilsk Nickel PJSC ADR 123,517 1,590
MP Materials Corp
(e)
45,247 2,064
Newcrest Mining Ltd 211,888 3,931
Newmont Corp 64,617 4,278
NexGen Energy Ltd
(e)
501,822 2,664
Norsk Hydro ASA 952,139 9,042
OZ Minerals Ltd 91,351 1,708
Polymetal International PLC 195,499 914
Polyus PJSC 37,081 1,979
Rio Tinto Ltd 53,526 4,616
Sibanye Stillwater Ltd 355,557 1,677
South32 Ltd 1,417,784 4,976
Southern Copper Corp 60,661 4,209
Sumitomo Metal Mining Co Ltd 95,300 4,754
Wheaton Precious Metals Corp 85,300 3,738
$ 140,308
Miscellaneous Manufacturers - 0.07%
Aalberts NV 56,927 3,176
Oil & Gas - 5.69%
BP PLC 824,171 4,017
California Resources Corp 35,788 1,476
California Resources Corp - Warrants
(e)
439 5
Canadian Natural Resources Ltd 87,200 4,872
Chesapeake Energy Corp 100,800 7,787
Chevron Corp 31,441 4,528
Comstock Resources Inc
(e)
281,638 2,338
ConocoPhillips 50,601 4,800
Devon Energy Corp 249,585 14,863
Diamondback Energy Inc 39,425 5,445
Ecopetrol SA ADR
(a)
276,159 4,466
Empresas COPEC SA 175,093 1,358
Eni SpA 270,803 4,212
EOG Resources Inc 40,789 4,687
EQT Corp 463,709 10,730
Equinor ASA 498,843 15,681
Exxon Mobil Corp 59,304 4,651
Gazprom PJSC ADR 397,831 1,052
Hess Corp 190,506 19,253
HollyFrontier Corp
(e)
96,062 2,925
LUKOIL PJSC ADR 40,677 763
Marathon Petroleum Corp 234,303 18,245
Neste Oyj 75,477 2,943
Novatek PJSC 16,195 624
Occidental Petroleum Corp 452,476 19,787
Patterson-UTI Energy Inc 309,575 4,467
Petroleo Brasileiro SA ADR 332,582 4,753
Phillips 66 204,005 17,186
Pioneer Natural Resources Co 69,368 16,620
Quarternorth Energy Holding Inc
(e),(h)
47,962 5,676
Quarternorth Energy Holding Inc - Warrants
(e),(h)
27,298 3,230
Quarternorth Energy Holding Inc - Warrants
(e),(g)
37,753 279
Quarternorth Energy Holding Inc - Warrants
(e),(g)
19,603 196
Range Resources Corp
(e)
54,628 1,254
Reliance Industries Ltd
(f)
55,536 3,486
Repsol SA 321,996 4,178
Rosneft Oil Co PJSC 468,530 1,274
Shell PLC 170,088 4,485
Suncor Energy Inc
(a)
146,400 4,477
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Tatneft PJSC ADR 93,215 $ 1,270
TotalEnergies SE 77,635 3,955
Tourmaline Oil Corp 36,896 1,455
Transocean Ltd
(e)
54,446 193
Valero Energy Corp 205,125 17,130
Vantage Drilling International
(e),(g)
4,456 33
Woodside Petroleum Ltd
(a)
233,543 4,880
$ 261,985
Oil & Gas Services - 0.59%
Halliburton Co 251,523 8,433
Liberty Oilfield Services Inc
(e)
190,065 2,372
NexTier Oilfield Solutions Inc
(e)
170,734 1,359
Schlumberger NV 368,592 14,464
Select Energy Services Inc
(e)
39,203 325
TETRA Technologies Inc
(e)
79,148 253
$ 27,206
Packaging & Containers - 0.81%
Amcor PLC 313,483 3,646
DS Smith PLC 1,191,997 5,493
Graphic Packaging Holding Co 83,885 1,726
Klabin SA 459,500 2,069
Packaging Corp of America 49,238 7,248
Sealed Air Corp 57,128 3,835
SIG Combibloc Group AG
(e)
189,587 4,254
Sonoco Products Co 24,297 1,427
Westrock Co 168,282 7,618
$ 37,316
Pipelines - 3.76%
APA Group 2,662,745 19,466
Cheniere Energy Inc 86,094 11,442
Enbridge Inc
(a)
964,152 41,655
Gibson Energy Inc 1,036,419 20,230
Kinder Morgan Inc 703,350 12,238
Koninklijke Vopak NV 164,255 6,087
Magellan Midstream Partners LP 69,019 3,349
Pembina Pipeline Corp
(a)
555,864 18,901
TC Energy Corp 589,889 31,693
Williams Cos Inc/The 255,388 7,988
$ 173,049
Private Equity - 0.11%
Capitaland Investment Ltd/Singapore
(e)
1,762,400 4,829
Real Estate - 1.11%
Fabege AB 189,975 2,830
Hongkong Land Holdings Ltd 720,200 3,900
Mitsui Fudosan Co Ltd 666,700 14,838
New World Development Co Ltd 1,461,560 5,846
Qualitas Ltd
(e)
1,623,669 2,653
Sunac Services Holdings Ltd
(f)
2,262,500 1,934
Vonovia SE 323,468 17,171
Wihlborgs Fastigheter AB 92,399 1,825
$ 50,997
REITs - 10.04%
Agree Realty Corp 41,761 2,679
Alexandria Real Estate Equities Inc 50,788 9,619
Allied Properties Real Estate Investment Trust 119,100 4,142
American Homes 4 Rent 247,980 9,426
American Tower Corp 33,444 7,587
Ascendas Real Estate Investment Trust 1,452,800 2,979
AvalonBay Communities Inc 75,366 17,982
Camden Property Trust 75,949 12,540
CapitaLand Integrated Commercial Trust 2,287,206 3,580
CatchMark Timber Trust Inc 134,612 1,031
Centuria Industrial REIT 1,233,526 3,367
CFE Capital S de RL de CV 4,114,857 5,063
Cousins Properties Inc 169,353 6,542
Crown Castle International Corp 85,404 14,227
CubeSmart 153,666 7,408
CyrusOne Inc 25,800 2,331

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Daiwa Office Investment Corp 716 $ 4,427
Dexus 874,089 6,919
Digital Core REIT Management Pte Ltd
(e)
4,598,426 5,150
Equinix Inc 9,352 6,637
Essex Property Trust Inc 46,713 14,816
Extra Space Storage Inc 89,735 16,884
Federal Realty Investment Trust 37,185 4,372
First Industrial Realty Trust Inc 99,600 5,735
Frasers Logistics & Commercial Trust 705,551 731
Gecina SA 23,913 3,039
Goodman Group 485,334 7,853
Healthcare Trust of America Inc 209,400 6,154
Industrial & Infrastructure Fund Investment Corp 1,500 2,257
Inmobiliaria Colonial Socimi SA 670,653 5,674
InterRent Real Estate Investment Trust 271,060 3,293
InvenTrust Properties Corp 96,600 2,507
Invitation Homes Inc 407,550 15,405
Japan Metropolitan Fund Invest 4,692 3,797
Kilroy Realty Corp 155,096 11,108
Klepierre SA 231,924 6,629
Link REIT 650,970 5,260
Merlin Properties Socimi SA 515,200 5,749
Minto Apartment Real Estate Investment Trust
(f)
277,342 4,768
Nippon Prologis REIT Inc
(e)
1,867 5,489
Park Hotels & Resorts Inc 183,783 3,463
PotlatchDeltic Corp 136,706 7,505
Prologis Inc 196,664 28,683
Public Storage 27,100 9,621
Rayonier Inc 358,668 14,240
Regency Centers Corp 94,377 6,219
Rexford Industrial Realty Inc 208,115 14,595
Safestore Holdings PLC 484,051 8,241
Segro PLC 712,971 12,399
STORE Capital Corp 223,111 6,854
Summit Industrial Income REIT 306,747 5,211
Sun Communities Inc 73,403 13,286
Sunstone Hotel Investors Inc
(e)
213,135 2,255
UNITE Group PLC/The 367,480 5,257
United Urban Investment Corp 2,314 2,653
Ventas Inc 240,491 12,987
VICI Properties Inc 324,911 9,085
Warehouses De Pauw CVA 152,000 5,976
Welltower Inc 198,444 16,528
Weyerhaeuser Co 314,091 12,212
$ 462,426
Retail - 0.02%
Belk Inc
(e)
139 2
Gymboree Corp/The
(e),(g)
17,842 —
Gymboree Holding Corp
(e),(g)
48,577 —
Home Depot Inc/The 3,041 960
$ 962
Semiconductors - 0.16%
IPG Photonics Corp
(e)
17,783 2,318
Monolithic Power Systems Inc 10,771 4,941
$ 7,259
Software - 0.37%
Altair Engineering Inc
(e)
52,800 3,507
Cadence Design Systems Inc
(e)
24,917 3,773
Nemetschek SE 32,029 2,842
PTC Inc
(e)
55,584 6,185
Skillsoft Corp
(e)
93,356 605
$ 16,912
Telecommunications - 0.10%
Eutelsat Communications SA 122,391 1,340
NEXTDC Ltd
(e)
329,000 2,574
Windstream
(e)
9,809 174
Windstream - Warrants
(e),(g)
17,064 282
$ 4,370
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.78%
American Commercial Lines Inc
(e)
573 $ 13
American Commercial Lines Inc - Warrants
(e)
603 14
East Japan Railway Co 203,700 12,102
Getlink SE 860,363 14,032
West Japan Railway Co 229,600 9,906
$ 36,067
Water - 2.06%
American States Water Co 22,817 1,920
American Water Works Co Inc 119,695 18,084
Artesian Resources Corp 5,323 247
Beijing Enterprises Water Group Ltd 2,628,000 1,038
California Water Service Group 31,652 1,802
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
741,042 5,936
Essential Utilities Inc 244,936 11,539
Guangdong Investment Ltd 1,886,000 2,538
Middlesex Water Co 11,017 1,102
Pennon Group PLC 192,872 2,681
Severn Trent PLC 432,291 16,632
SJW Group 16,637 1,085
United Utilities Group PLC 1,491,842 21,412
Veolia Environnement SA 237,534 8,282
York Water Co/The 8,158 366
$ 94,664
TOTAL COMMON STOCKS $ 2,584,787
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
Software - 0.00%
Riverbed Technology Inc 0.03% 12,193 $ 139
TOTAL CONVERTIBLE PREFERRED STOCKS $ 139
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Transportation - 0.00%
American Commercial Lines Inc Preferred A
1.87%
2,133 $ 51
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(g)
15,701 4
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e)
2,243 53
American Commercial Lines Inc Preferred B
2.50%
(g)
2,428 61
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(g)
11,942 4
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(g)
1,706 42
$ 215
TOTAL PREFERRED STOCKS $ 215
BONDS - 5.62%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.96%
BCP Trust 2021-330N
1.39%, 06/15/2038
(f)
$ 5,000 $ 4,884
1.00 x 1 Month USD LIBOR + 1.20%
Benchmark 2019-B12 Mortgage Trust
1.06%, 08/15/2052
(i),(j)
94,274 5,190
2.26%, 08/15/2052 1,670 1,671
Benchmark 2019-B15 Mortgage Trust
0.82%, 12/15/2072
(i),(j)
15,977 801
BF 2019-NYT Mortgage Trust
1.39%, 12/15/2035
(f)
5,950 5,882
1.00 x 1 Month USD LIBOR + 1.20%
BX Trust 2021-SDMF
1.58%, 09/15/2034
(f)
3,500 3,353
1.00 x 1 Month USD LIBOR + 1.39%
CIM Retail Portfolio Trust 2021-RETL
2.09%, 08/15/2036
(f)
3,119 3,041
1.00 x 1 Month USD LIBOR + 1.90%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2019-GC41
1.06%, 08/10/2056
(i),(j)
$ 80,297 $ 4,816
1.95%, 08/10/2056 884 882
COMM 2018-HCLV Mortgage Trust
1.19%, 09/15/2033
(f)
5,120 5,017
1.00 x 1 Month USD LIBOR + 1.00%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.96%, 05/25/2026
(i),(j)
69,586 2,441
1.31%, 07/25/2026
(i),(j)
11,923 548
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 790 792
VASA Trust 2021-VASA
1.09%, 07/15/2039
(f)
5,000 4,925
1.00 x 1 Month USD LIBOR + 0.90%
$ 44,243
Federal & Federally Sponsored Credit - 1.41%
Federal Farm Credit Banks Funding Corp
0.08%, 10/27/2023
(k)
6,200 6,198
Secured Overnight Financing Rate + 0.03%
0.10%, 11/09/2023
(k)
8,300 8,300
Secured Overnight Financing Rate + 0.05%
0.12%, 01/12/2023
(k)
15,300 15,192
0.13%, 11/23/2022
(k)
2,500 2,487
0.13%, 03/09/2023
(k)
8,000 7,936
0.13%, 04/13/2023
(k)
4,400 4,346
0.13%, 04/27/2023
(k)
5,100 5,036
0.14%, 09/23/2022 2,400 2,401
Secured Overnight Financing Rate + 0.09%
0.17%, 11/30/2022
(k)
1,000 994
0.28%, 05/27/2022
(k)
12,000 12,006
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
$ 64,896
Finance - Mortgage Loan/Banker - 2.99%
Fannie Mae
0.16%, 03/04/2022
(k)
17,000 17,000
Secured Overnight Financing Rate + 0.22%
0.23%, 05/13/2022
(k)
7,000 7,003
Secured Overnight Financing Rate + 0.18%
0.28%, 05/06/2022
(k)
14,000 14,005
Secured Overnight Financing Rate + 0.23%
0.40%, 04/07/2022
(k),(l)
40,000 40,014
Secured Overnight Financing Rate + 0.35%
0.44%, 04/15/2022
(k)
10,000 10,005
Secured Overnight Financing Rate + 0.39%
Federal Home Loan Bank Discount Notes
0.05%, 03/18/2022
(m)
4,000 4,000
Federal Home Loan Banks
0.11%, 11/10/2022
(k)
14,000 14,003
Secured Overnight Financing Rate + 0.07%
2.00%, 09/09/2022
(k)
9,700 9,762
2.13%, 06/10/2022
(k)
5,000 5,023
Freddie Mac
0.20%, 03/04/2022 2,000 2,000
Secured Overnight Financing Rate + 0.15%
0.24%, 06/02/2022
(k)
15,000 15,007
Secured Overnight Financing Rate + 0.19%
$ 137,822
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 0.26%
Chile Government International Bond
3.50%, 01/31/2034 315 312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.00%, 01/30/2030
(a)
$ 1,060 $ 913
3.25%, 04/22/2032 325 272
European Union
0.00%, 07/04/2031
(e)
EUR 3,165 3,352
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 497 4
Mexico Government International Bond
1.45%, 10/25/2033 EUR 1,604 1,492
2.13%, 10/25/2051 193 153
New Zealand Government Bond
1.75%, 05/15/2041 NZD 793 437
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 3,367 2,445
2.50%, 09/20/2040 645 554
Panama Government International Bond
4.50%, 04/01/2056 $ 400 386
Peruvian Government International Bond
1.25%, 03/11/2033 EUR 325 311
Romanian Government International Bond
3.62%, 05/26/2030 595 642
3.75%, 02/07/2034
(f)
475 485
$ 11,758
TOTAL BONDS $ 258,720
COMMODITY INDEXED STRUCTURED
NOTES - 0.95%
Principal
Amount (000's) Value (000's)
Banks - 0.95%
Royal Bank of Canada; Bloomberg Commodity
Index 2 Month Forward Total ReturnSM Index
Linked Note
0.08%, 05/26/2022
(f),(j)
$ 21,900 $ 43,523
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 43,523
SENIOR FLOATING RATE INTERESTS
- 9.06%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
ABG Intermediate Holdings 2 LLC
0.00%, 12/08/2028
(n),(o)
$ 139 $ 138
Secured Overnight Financing Rate + 3.50%
6.48%, 12/10/2029
(o)
240 240
Secured Overnight Financing Rate + 6.00%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(o),(p)
295 119
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(o)
162 147
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.80%, 08/07/2026
(o)
5,746 5,632
1 Month USD LIBOR + 3.50%
Red Ventures LLC
2.60%, 11/08/2024
(o)
372 366
1 Month USD LIBOR + 2.50%
$ 6,642
Aerospace & Defense - 0.07%
Sequa Mezzanine Holdings LLC
7.75%, 11/28/2023
(o)
1,516 1,519
1 Month USD LIBOR + 6.75%
11.75%, 04/28/2024
(o)
535 533
1 Month USD LIBOR + 10.75%
TransDigm Inc
2.35%, 12/09/2025
(o)
506 497
1 Month USD LIBOR + 2.25%
2.36%, 05/30/2025
(o)
469 461
1 Month USD LIBOR + 2.25%
$ 3,010
Agriculture - 0.01%
Sycamore Buyer LLC
0.00%, 09/24/2028
(n),(o)
700 691

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0.16%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(o)
$ 2,511 $ 2,553
1 Month USD LIBOR + 4.75%
Allegiant Travel Co
3.47%, 02/05/2024
(o)
336 332
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.84%, 12/14/2023
(o)
102 100
3 Month USD LIBOR + 2.00%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
1,100 1,149
3 Month USD LIBOR + 3.75%
United Airlines Inc
4.50%, 04/21/2028
(o)
1,241 1,233
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(o)
1,907 1,853
3 Month USD LIBOR + 3.00%
$ 7,220
Apparel - 0.04%
Birkenstock US BidCo Inc
3.75%, 04/27/2028
(o)
1,526 1,510
1 Month USD LIBOR + 3.75%
Champ Acquisition Corp
5.69%, 12/19/2025
(o)
427 423
3 Month USD LIBOR + 5.50%
New Trojan Parent Inc
3.75%, 01/06/2028
(o)
123 119
1 Month USD LIBOR + 3.25%
$ 2,052
Automobile Parts & Equipment - 0.04%
Clarios Global LP
3.35%, 04/30/2026
(o)
1,382 1,367
1 Month USD LIBOR + 3.25%
Dexko Global Inc
4.25%, 09/22/2028
(o)
504 497
1 Month USD LIBOR + 3.75%
4.25%, 09/22/2028
(o)
81 80
1 Month USD LIBOR + 3.75%
$ 1,944
Beverages - 0.10%
Naked Juice LLC
0.00%, 01/19/2029
(n),(o)
945 937
Secured Overnight Financing Rate + 3.25%
6.50%, 01/18/2030
(o)
135 135
Secured Overnight Financing Rate + 6.00%
Triton Water Holdings Inc
4.00%, 03/31/2028
(o)
3,490 3,401
1 Month USD LIBOR + 3.50%
$ 4,473
Building Materials - 0.12%
Chariot Buyer LLC
4.00%, 10/22/2028
(o)
1,976 1,956
1 Month USD LIBOR + 3.50%
Cornerstone Building Brands Inc
3.75%, 04/12/2028
(o)
650 634
1 Month USD LIBOR + 3.25%
Quikrete Holdings Inc
2.61%, 01/31/2027
(o)
395 388
1 Month USD LIBOR + 2.50%
Standard Industries Inc/NJ
3.00%, 08/06/2028
(o)
1,160 1,155
1 Month USD LIBOR + 2.50%
Zurn LLC
2.75%, 09/15/2028
(o)
1,490 1,483
1 Month USD LIBOR + 2.25%
$ 5,616
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.26%
Alpha 3 BV
3.00%, 03/20/2028
(o)
$ 4,855 $ 4,831
1 Month USD LIBOR + 2.50%
ASP Unifrax Holdings Inc
3.97%, 12/12/2025
(o)
1,307 1,286
3 Month USD LIBOR + 3.75%
Diamond BC BV
3.50%, 09/15/2028
(o)
1,523 1,501
1 Month USD LIBOR + 3.00%
Ineos Petro
3.25%, 01/29/2026
(o)
423 418
1 Month USD LIBOR + 2.75%
INEOS US Finance LLC
2.10%, 03/31/2024
(o)
231 228
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.85%, 02/07/2027
(o)
703 698
1 Month USD LIBOR + 3.75%
Kraton Corp
0.00%, 11/18/2028
(n),(o)
165 163
PMHC II Inc
0.00%, 02/02/2029
(n),(o)
955 940
WR Grace Holdings LLC
4.25%, 08/11/2028
(o)
1,790 1,780
1 Month USD LIBOR + 3.75%
$ 11,845
Commercial Services - 0.61%
All-Star Bidco AB
4.00%, 07/21/2028
(o)
250 247
3 Month USD LIBOR + 3.50%
Amentum Government Services Holdings LLC
4.50%, 02/10/2029
(o)
860 853
Secured Overnight Financing Rate + 4.00%
Belron Finance
2.56%, 10/30/2026
(o)
735 725
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
4.00%, 09/22/2028
(o)
474 470
1 Month USD LIBOR + 3.50%
Driven Brands Holdings Inc
3.50%, 11/17/2028
(o)
340 337
12 Month USD LIBOR + 3.00%
Fly Funding
2.15%, 08/09/2025
(o)
823 802
3 Month USD LIBOR + 1.75%
Garda World Security Corp
4.43%, 10/30/2026
(o)
356 352
1 Month USD LIBOR + 4.75%
Hertz Corp/The
3.75%, 06/14/2028
(o)
2,111 2,101
1 Month USD LIBOR + 3.50%
3.75%, 06/14/2028
(o)
400 398
1 Month USD LIBOR + 3.50%
HGIM Corp
7.00%, 07/02/2023
(o)
1,297 1,232
3 Month USD LIBOR + 6.00%
Ingenovis Health Inc
4.50%, 03/05/2028
(o)
442 439
3 Month USD LIBOR + 3.75%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(o)
5,441 5,376
1 Month USD LIBOR + 2.75%
Sabre GLBL Inc
2.10%, 02/22/2024
(o)
750 738
3 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Syniverse Holdings Inc
6.00%, 02/09/2023
(o)
$ 4,647 $ 4,556
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(o)
132 127
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(o)
1,925 1,833
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.86%, 11/13/2026
(o)
933 918
3 Month USD LIBOR + 1.75%
2.75%, 11/17/2028
(o)
980 968
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
9.75%, 02/28/2025
(o)
1,958 2,009
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
4.10%, 08/27/2025
(o)
1,531 1,525
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
3.18%, 02/05/2026
(o)
1,469 1,434
1 Month USD LIBOR + 3.00%
WEX Inc
2.36%, 03/19/2028
(o)
461 454
1 Month USD LIBOR + 2.25%
$ 27,894
Computers - 0.25%
Ahead DB Holdings LLC
4.50%, 10/16/2027
(o)
768 762
1 Month USD LIBOR + 3.75%
Condor Merger Sub Inc
0.00%, 02/02/2029
(n),(o)
2,489 2,451
iQor US Inc
8.50%, 11/20/2024
(o)
153 153
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(o)
422 358
1 Month USD LIBOR + 7.50%
Magenta Buyer LLC
5.75%, 07/27/2028
(o)
1,746 1,728
1 Month USD LIBOR + 5.00%
McAfee LLC
3.86%, 09/30/2024
(o)
1,567 1,562
3 Month USD LIBOR + 3.75%
NCR Corp
2.80%, 08/28/2026
(o)
734 721
1 Month USD LIBOR + 2.50%
Peraton Corp
4.50%, 02/01/2028
(o)
496 493
1 Month USD LIBOR + 3.75%
Perforce Software Inc
3.86%, 07/01/2026
(o)
409 403
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
3.45%, 09/21/2028
(o)
2,908 2,876
Secured Overnight Financing Rate + 3.00%
$ 11,507
Cosmetics & Personal Care - 0.07%
Conair Holdings LLC
4.25%, 05/12/2028
(o)
1,247 1,232
1 Month USD LIBOR + 3.75%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(o)
3,706 2,053
1 Month USD LIBOR + 3.50%
$ 3,285
Distribution & Wholesale - 0.04%
Core & Main LP
2.61%, 07/27/2028
(o)
1,694 1,672
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
KAR Auction Services Inc
2.37%, 09/19/2026
(o)
$ 274 $ 271
1 Month USD LIBOR + 2.25%
$ 1,943
Diversified Financial Services - 0.09%
Astra Acquisition Corp
5.75%, 10/25/2028
(o)
2,055 2,004
1 Month USD LIBOR + 5.25%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(o)
401 396
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(o)
1,011 198
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
1.86%, 04/21/2028
(o)
1,593 1,563
1 Month USD LIBOR + 1.75%
$ 4,161
Electric - 0.02%
Calpine Corp
2.10%, 08/12/2026
(o)
423 414
1 Month USD LIBOR + 2.00%
Exgen Renewables IV LLC
3.50%, 12/11/2027
(o)
318 316
1 Month USD LIBOR + 2.50%
$ 730
Electronics - 0.07%
II-VI Inc
0.00%, 12/08/2028
(n),(o)
1,250 1,237
Ingram Micro Inc
4.00%, 06/30/2028
(o)
1,423 1,414
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
2.61%, 09/13/2024
(o)
408 407
3 Month USD LIBOR + 2.50%
$ 3,058
Engineering & Construction - 0.10%
AECOM
1.86%, 04/13/2028
(o)
1,244 1,241
1 Month USD LIBOR + 1.75%
Brown Group Holding LLC
3.00%, 06/07/2028
(o)
1,879 1,857
1 Month USD LIBOR + 2.75%
Centuri Group Inc
3.14%, 08/18/2028
(o)
746 739
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
3.50%, 07/14/2028
(o)
500 495
1 Month USD LIBOR + 3.00%
Osmose Utilities Services Inc
3.75%, 06/16/2028
(o)
399 393
1 Month USD LIBOR + 3.25%
$ 4,725
Entertainment - 0.78%
AMC Entertainment Holdings Inc
3.12%, 03/20/2026
(o)
2,377 2,151
3 Month USD LIBOR + 3.00%
Bally's Corp
3.75%, 08/06/2028
(o)
4,250 4,218
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
2.11%, 03/17/2028
(o)
601 593
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
3.50%, 02/07/2025
(o)
1,703 1,315
1 Month USD LIBOR + 2.50%
3.75%, 09/30/2026
(o)
852 638
1 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Crown Finance US Inc   (continued)
7.00%, 05/23/2024
(o)
$ 129 $ 152
9.25%, 05/23/2024
(o)
51 54
1 Month USD LIBOR + 8.25%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(o)
4,862 4,813
3 Month USD LIBOR + 2.50%
Everi Holdings Inc
3.00%, 06/30/2028
(o)
2,843 2,817
1 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(o)
464 455
3 Month USD LIBOR + 2.25%
Metro-Goldwyn-Mayer Inc
2.61%, 07/03/2025
(o)
1,533 1,519
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(o)
500 498
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.60%, 10/19/2026
(o)
1,758 1,743
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.61%, 05/29/2026
(o)
868 858
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(o)
638 633
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
0.00%, 02/04/2029
(n),(o)
875 869
2.86%, 08/14/2024
(o)
5,229 5,191
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.50%, 08/13/2028
(o)
998 982
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
2.47%, 07/21/2026
(o)
5,427 5,366
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
2.86%, 05/16/2025
(o)
1,278 1,244
3 Month USD LIBOR + 2.75%
$ 36,109
Environmental Control - 0.10%
Clean Harbors Inc
2.11%, 09/21/2028
(o)
625 623
1 Month USD LIBOR + 2.00%
Covanta Holding Corp
0.00%, 11/17/2028
(n),(o)
665 659
0.00%, 11/17/2028
(n),(o)
50 49
GFL Environmental Inc
3.50%, 05/30/2025
(o)
2,182 2,173
1 Month USD LIBOR + 3.00%
Madison IAQ LLC
3.75%, 06/21/2028
(o)
1,244 1,222
1 Month USD LIBOR + 3.25%
$ 4,726
Food - 0.15%
8th Avenue Food & Provisions Inc
3.85%, 09/19/2025
(o)
626 545
3 Month USD LIBOR + 3.50%
5.50%, 10/01/2025
(o)
299 266
1 Month USD LIBOR + 4.75%
Atkins Nutritionals Holdings Inc
3.75%, 07/07/2024
(o)
562 561
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
1,254 1,250
1 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
CHG PPC Parent LLC
3.50%, 11/17/2028
(o)
$ 585 $ 568
1 Month USD LIBOR + 3.00%
Froneri US Inc
2.36%, 01/31/2027
(o)
670 655
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
3.79%, 05/23/2025
(o)
772 749
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
2.11%, 06/09/2028
(o)
763 759
1 Month USD LIBOR + 2.00%
US Foods Inc
2.85%, 11/17/2028
(o)
1,220 1,205
1 Month USD LIBOR + 2.75%
Utz Quality Foods LLC
3.11%, 01/20/2028
(o)
349 345
1 Month USD LIBOR + 3.00%
$ 6,903
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
1.86%, 09/06/2027
(o)
1,370 1,350
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.02%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(o)
734 727
1 Month USD LIBOR + 3.50%
Healthcare - Products - 0.24%
Avantor Funding Inc
2.75%, 11/08/2027
(o)
424 419
1 Month USD LIBOR + 2.25%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(o),(p)
667 600
1 Month USD LIBOR + 4.50%
7.75%, 05/08/2023
(o)
1,213 1,214
1 Month USD LIBOR + 6.75%
ICU Medical Inc
3.00%, 12/15/2028
(o)
520 517
1 Month USD LIBOR + 2.50%
Insulet Corp
3.75%, 05/04/2028
(o)
1,244 1,235
1 Month USD LIBOR + 3.25%
Mozart Borrower LP
3.75%, 09/30/2028
(o)
5,140 5,086
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
3.85%, 07/02/2025
(o)
1,171 1,102
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
5.75%, 04/11/2025
(o)
904 695
3 Month USD LIBOR + 4.75%
$ 10,868
Healthcare - Services - 0.59%
ADMI Corp
3.87%, 12/23/2027
(o)
254 250
1 Month USD LIBOR + 3.25%
AHP Health Partners Inc
4.00%, 08/04/2028
(o)
1,496 1,487
1 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
5.49%, 05/15/2025
(o)
384 321
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
2.50%, 02/22/2028
(o)
480 478
1 Month USD LIBOR + 2.00%
Eyecare Partners LLC
3.97%, 02/18/2027
(o)
92 91
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Global Medical Response Inc
5.25%, 03/14/2025
(o)
$ 199 $ 198
3 Month USD LIBOR + 4.25%
5.25%, 09/24/2025
(o)
1,733 1,722
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
2.75%, 06/16/2028
(o)
1,815 1,793
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
3.85%, 11/14/2025
(o)
8,912 8,806
1 Month USD LIBOR + 3.75%
Onex TSG Intermediate Corp
5.50%, 02/25/2028
(o)
313 312
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
3.35%, 03/05/2026
(o)
1,234 1,216
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
4.00%, 08/11/2028
(o)
4,731 4,690
1 Month USD LIBOR + 3.50%
Quorum Health Corp
8.75%, 04/29/2025
(o)
341 312
3 Month USD LIBOR + 7.00%
Select Medical Corp
2.36%, 03/06/2025
(o)
1,748 1,722
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.50%, 09/03/2026
(o)
3,321 3,288
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
5.75%, 12/10/2027
(o)
596 591
1 Month USD LIBOR + 5.50%
$ 27,277
Home Builders - 0.01%
Installed Building Products Inc
2.75%, 12/08/2028
(o)
240 239
1 Month USD LIBOR + 2.25%
Home Furnishings - 0.08%
AI Aqua Merger Sub Inc
4.50%, 07/31/2028
(o)
667 663
1 Month USD LIBOR + 4.00%
MillerKnoll Inc
2.13%, 07/19/2028
(o)
1,496 1,481
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
4.00%, 10/30/2027
(o)
1,419 1,377
1 Month USD LIBOR + 3.25%
$ 3,521
Insurance - 0.19%
Acrisure LLC
3.72%, 02/15/2027
(o)
1,030 1,012
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.36%, 05/09/2025
(o)
1,150 1,136
1 Month USD LIBOR + 3.25%
4.00%, 11/05/2027
(o)
748 741
1 Month USD LIBOR + 3.50%
Asurion LLC
5.40%, 01/20/2029
(o)
3,275 3,234
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
3.11%, 01/27/2027
(o)
609 599
1 Month USD LIBOR + 3.00%
3.75%, 01/27/2027
(o)
499 491
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
3.02%, 04/25/2025
(o)
$ 264 $ 261
1 Month USD LIBOR + 2.75%
4.00%, 04/25/2025
(o)
1,109 1,100
1 Month USD LIBOR + 3.25%
$ 8,574
Internet - 0.18%
Arches Buyer Inc
3.75%, 12/06/2027
(o)
347 340
1 Month USD LIBOR + 3.25%
CNT Holdings I Corp
4.25%, 11/08/2027
(o)
1,737 1,727
1 Month USD LIBOR + 3.75%
NortonLifeLock Inc
0.00%, 01/28/2029
(n),(o)
5,000 4,935
Proofpoint Inc
3.75%, 08/31/2028
(o)
923 912
1 Month USD LIBOR + 3.25%
Uber Technologies Inc
3.61%, 04/04/2025
(o)
327 324
1 Month USD LIBOR + 3.50%
$ 8,238
Leisure Products & Services - 0.21%
Alterra Mountain Co
2.85%, 07/31/2024
(o)
592 585
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.61%, 01/02/2026
(o)
429 428
3 Month USD LIBOR + 4.50%
Carnival Corp
3.75%, 06/30/2025
(o)
556 548
1 Month USD LIBOR + 3.00%
4.00%, 10/06/2028
(o)
800 790
1 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
2.97%, 08/16/2024
(o)
2,943 2,810
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.00%, 03/08/2024
(o)
1,473 1,395
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
3.00%, 05/29/2028
(o)
1,493 1,476
1 Month USD LIBOR + 2.50%
Life Time Inc
5.75%, 12/10/2024
(o)
403 405
1 Month USD LIBOR + 4.75%
SRAM LLC
3.25%, 05/18/2028
(o)
1,146 1,137
1 Month USD LIBOR + 2.75%
$ 9,574
Lodging - 0.28%
Boyd Gaming Corp
2.37%, 09/15/2023
(o)
1,907 1,902
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.86%, 12/22/2024
(o)
2,271 2,246
3 Month USD LIBOR + 2.75%
3.61%, 07/20/2025
(o)
988 982
1 Month USD LIBOR + 3.50%
Fertitta Entertainment LLC/NV
4.17%, 01/13/2029
(o)
7,086 7,048
Secured Overnight Financing Rate + 4.00%
Hilton Grand Vacations Borrower LLC
3.50%, 08/02/2028
(o)
499 495
1 Month USD LIBOR + 3.00%
$ 12,673

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0.02%
Vertiv Group Corp
2.86%, 03/02/2027
(o)
$ 983 $ 950
1 Month USD LIBOR + 2.75%
Machinery - Diversified - 0.06%
Ali Group North America Corp
0.00%, 10/13/2028
(n),(o)
2,000 1,968
TK Elevator US Newco Inc
4.00%, 07/30/2027
(o)
972 964
1 Month USD LIBOR + 3.50%
$ 2,932
Media - 0.63%
Altice Financing SA
2.99%, 07/15/2025
(o)
792 771
3 Month USD LIBOR + 2.75%
2.99%, 01/06/2026
(o)
479 465
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
5.75%, 07/14/2026
(o)
1,596 1,592
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
2.44%, 07/17/2025
(o)
4,192 4,060
3 Month USD LIBOR + 2.25%
2.69%, 04/15/2027
(o)
2,298 2,228
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.36%, 08/24/2026
(o)
2,820 1,046
1 Month USD LIBOR + 3.25%
Directv Financing LLC
5.75%, 08/02/2027
(o)
3,775 3,762
1 Month USD LIBOR + 5.00%
Dotdash Meredith
4.50%, 11/23/2028
(o)
1,769 1,757
3 Month USD LIBOR + 4.00%
Gray Television Inc
2.61%, 02/07/2024
(o)
323 320
1 Month USD LIBOR + 2.50%
2.61%, 01/02/2026
(o)
387 383
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(o)
13 13
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.11%, 05/01/2026
(o)
3,569 3,526
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
3.94%, 10/15/2028
(o)
395 395
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
5.25%, 07/21/2028
(o)
1,548 1,533
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
2.36%, 01/17/2024
(o)
921 917
3 Month USD LIBOR + 2.25%
2.61%, 09/18/2026
(o)
1,216 1,208
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.13%, 10/04/2023
(o)
825 822
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
4.00%, 09/25/2026
(o)
685 677
1 Month USD LIBOR + 3.25%
Sinclair Television Group Inc
2.36%, 01/03/2024
(o)
251 245
3 Month USD LIBOR + 2.25%
Univision Communications Inc
3.75%, 03/15/2024
(o)
303 302
3 Month USD LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Bristol LLC
2.69%, 01/31/2028
(o)
$ 811 $ 796
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
3.50%, 12/08/2028
(o)
715 709
Secured Overnight Financing Rate + 3.00%
Ziggo Financing Partnership
2.69%, 04/17/2028
(o)
1,686 1,651
1 Month USD LIBOR + 2.50%
$ 29,178
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
4.75%, 09/22/2028
(o)
489 481
1 Month USD LIBOR + 4.00%
Miscellaneous Manufacturers - 0.07%
Gates Global LLC
3.25%, 03/31/2027
(o)
3,426 3,376
1 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.01%
Pitney Bowes Inc
4.11%, 03/17/2028
(o)
329 325
1 Month USD LIBOR + 4.00%
Oil & Gas - 0.14%
CITGO Petroleum Corp
7.25%, 03/28/2024
(o)
458 456
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
2.36%, 03/30/2025
(o)
437 425
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(o)
1,147 1,138
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
0.00%, 08/25/2023
(n),(o)
799 738
3 Month USD LIBOR + 5.25%
7.75%, 08/25/2026
(o)
1,429 1,319
1 Month USD LIBOR + 6.75%
Quarternorth Energy Holding Inc
9.00%, 08/27/2026
(o)
2,494 2,502
1 Month USD LIBOR + 8.00%
$ 6,578
Oil & Gas Services - 0.03%
PGS ASA
7.72%, 03/19/2024
(o)
1,572 1,350
1 Month USD LIBOR + 7.00%
Packaging & Containers - 0.07%
Berry Global Inc
1.88%, 07/01/2026
(o)
1,083 1,063
1 Month USD LIBOR + 1.75%
Kloeckner Pentaplast of America Inc
5.25%, 02/12/2026
(o)
459 430
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
4.00%, 09/17/2028
(o)
623 615
1 Month USD LIBOR + 3.50%
Plaze Inc
4.50%, 08/03/2026
(o)
615 602
1 Month USD LIBOR + 3.75%
TricorBraun
3.75%, 03/03/2028
(o)
494 486
3 Month USD LIBOR + 3.25%
$ 3,196
Pharmaceuticals - 0.54%
Amneal Pharmaceuticals LLC
3.63%, 05/04/2025
(o)
674 660
3 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc
0.00%, 01/27/2027
(n),(o)
$ 1,905 $ 1,882
Secured Overnight Financing Rate + 5.25%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
2,657 2,641
1 Month USD LIBOR + 2.50%
Embecta Corp
0.00%, 01/26/2029
(n),(o)
375 371
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
3,741 3,609
1 Month USD LIBOR + 5.00%
Gainwell Acquisition Corp
4.75%, 10/01/2027
(o)
2,097 2,085
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
2.10%, 11/15/2027
(o)
1,097 1,071
3 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
4.00%, 05/05/2028
(o)
3,980 3,962
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
6.00%, 09/24/2024
(o)
2,459 2,264
3 Month USD LIBOR + 2.75%
6.25%, 02/24/2025
(o)
1,236 1,135
3 Month USD LIBOR + 3.00%
Organon & Co
3.50%, 06/02/2028
(o)
3,857 3,836
1 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
2.75%, 06/16/2028
(o)
452 447
1 Month USD LIBOR + 2.50%
Prestige Brands Inc
2.54%, 06/09/2028
(o)
850 848
1 Month USD LIBOR + 2.00%
$ 24,811
Pipelines - 0.11%
BCP Renaissance Parent LLC
0.00%, 10/31/2026
(n),(o)
412 409
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.36%, 11/01/2026
(o)
832 822
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
0.00%, 11/17/2026
(n),(o)
1,000 973
4.02%, 11/17/2028
(o)
1,000 990
1 Month USD LIBOR + 3.50%
TransMontaigne Operating Co LP
4.00%, 11/03/2028
(o)
835 826
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
4.75%, 09/21/2024
(o)
1,110 1,105
Secured Overnight Financing Rate + 4.25%
$ 5,125
Property/Casualty Ins - 0.02%
Asurion LLC
3.23%, 11/03/2023
(o)
1,000 992
1 Month USD LIBOR + 3.00%
REITs - 0.03%
Blackstone Mortgage Trust Inc
2.36%, 04/23/2026
(o)
1,218 1,190
1 Month USD LIBOR + 2.25%
Retail - 0.33%
1011778 BC ULC
1.86%, 11/14/2026
(o)
1,579 1,548
1 Month USD LIBOR + 1.75%
Academy Ltd
4.50%, 11/05/2027
(o)
744 742
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Belk Inc
5.00%, 07/31/2025
(o)
$ 1,071 $ 720
8.50%, 07/31/2025
(o)
232 230
3 Month USD LIBOR + 7.50%
EG America LLC
4.22%, 02/07/2025
(o)
16 16
3 Month USD LIBOR + 4.00%
IRB Holding Corp
0.00%, 12/15/2027
(n),(o)
1,241 1,228
Secured Overnight Financing Rate + 3.00%
Jo-Ann Stores LLC
5.50%, 06/30/2028
(o)
659 621
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
4.00%, 11/02/2027
(o)
743 735
1 Month USD LIBOR + 3.25%
PetSmart LLC
4.50%, 02/11/2028
(o)
5,880 5,847
1 Month USD LIBOR + 3.75%
Reverb Buyer Inc
4.00%, 10/06/2028
(o)
420 416
1 Month USD LIBOR + 3.50%
RH
3.00%, 10/15/2028
(o)
1,247 1,232
1 Month USD LIBOR + 2.50%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(o)
60 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(o)
1,024 982
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
3.95%, 06/02/2028
(o)
250 246
Secured Overnight Financing Rate + 3.50%
Staples Inc
5.32%, 04/09/2026
(o)
463 439
3 Month USD LIBOR + 5.00%
$ 15,063
Semiconductors - 0.14%
Bright Bidco BV
4.50%, 06/30/2024
(o)
4,401 3,309
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.36%, 05/17/2024
(o)
68 67
3 Month USD LIBOR + 2.25%
MKS Instruments Inc
0.00%, 10/20/2028
(n),(o)
1,820 1,799
Synaptics Inc
2.75%, 10/20/2028
(o)
224 223
1 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
3.85%, 08/27/2025
(o)
1,029 1,027
1 Month USD LIBOR + 3.75%
$ 6,425
Software - 1.10%
Apttus Corp
5.00%, 04/28/2028
(o)
1,893 1,882
1 Month USD LIBOR + 4.25%
athenahealth Inc
0.00%, 01/26/2029
(n),(o)
1,069 1,058
Secured Overnight Financing Rate + 3.50%
Boxer Parent Co Inc
3.97%, 10/02/2025
(o)
283 279
1 Month USD LIBOR + 3.75%
Camelot Finance SA
3.10%, 10/30/2026
(o)
695 687
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CCC Intelligent Solutions Inc
3.00%, 09/15/2028
(o)
$ 435 $ 430
3 Month USD LIBOR + 2.50%
Ceridian HCM Holding Inc
2.60%, 04/04/2025
(o)
1,007 991
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
5.75%, 09/30/2023
(o)
343 338
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.36%, 02/06/2026
(o)
1,527 1,510
1 Month USD LIBOR + 3.25%
Dynatrace LLC
2.35%, 08/08/2025
(o)
127 126
1 Month USD LIBOR + 2.25%
Epicor Software Corp
4.00%, 07/30/2027
(o)
3,377 3,342
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.50%, 06/13/2024
(o)
3,555 3,501
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
4.75%, 12/01/2027
(o)
3,231 3,224
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(o)
311 291
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
4.00%, 03/31/2028
(o)
1,499 1,487
1 Month USD LIBOR + 3.75%
Informatica LLC
2.87%, 10/13/2028
(o)
2,600 2,566
1 Month USD LIBOR + 2.75%
MA FinanceCo LLC
0.00%, 01/14/2027
(n),(o)
2,441 2,404
3 Month Euro Interbank Offered Rate +
4.00%
5.25%, 06/05/2025
(o)
251 248
1 Month USD LIBOR + 4.25%
Physician Partners LLC
4.50%, 12/23/2028
(o)
750 744
1 Month USD LIBOR + 4.00%
Playtika Holding Corp
2.85%, 03/11/2028
(o)
382 378
1 Month USD LIBOR + 2.75%
Polaris Newco LLC
4.50%, 06/02/2028
(o)
1,746 1,734
1 Month USD LIBOR + 4.00%
Precisely
4.75%, 04/24/2028
(o)
1,496 1,479
3 Month USD LIBOR + 4.00%
Project Ruby Ultimate Parent Corp
4.00%, 03/03/2028
(o)
248 246
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
3.50%, 02/03/2028
(o)
5,733 5,552
1 Month USD LIBOR + 2.75%
RealPage Inc
3.75%, 04/24/2028
(o)
1,173 1,159
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
7.00%, 12/08/2026
(o)
1,380 1,260
3 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
2.86%, 06/21/2024
(o)
3,854 3,734
3 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Sophia LP
4.25%, 10/07/2027
(o)
$ 1,286 $ 1,273
1 Month USD LIBOR + 3.50%
SS&C Technologies Inc
1.85%, 04/16/2025
(o)
187 184
1 Month USD LIBOR + 1.75%
1.86%, 04/16/2025
(o)
231 226
1 Month USD LIBOR + 1.75%
1.86%, 04/16/2025
(o)
763 750
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.87%, 06/30/2026
(o)
316 313
1 Month USD LIBOR + 3.75%
UKG Inc
3.75%, 05/04/2026
(o)
3,407 3,382
1 Month USD LIBOR + 3.25%
3.86%, 05/04/2026
(o)
1,212 1,202
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
3.61%, 09/30/2026
(o)
518 511
1 Month USD LIBOR + 3.50%
3.61%, 09/30/2026
(o)
1,463 1,443
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
3.10%, 02/01/2026
(o)
792 786
1 Month USD LIBOR + 3.00%
$ 50,720
Telecommunications - 0.69%
Altice France SA/France
3.93%, 01/31/2026
(o)
308 302
3 Month USD LIBOR + 3.69%
4.51%, 08/14/2026
(o)
3,389 3,353
3 Month USD LIBOR + 4.00%
Avaya Inc
4.19%, 12/15/2027
(o)
973 962
1 Month USD LIBOR + 4.00%
4.44%, 12/15/2027
(o)
2,824 2,799
1 Month USD LIBOR + 4.25%
Cincinnati Bell Inc
3.75%, 11/17/2028
(o)
780 771
Secured Overnight Financing Rate + 3.25%
CommScope Inc
3.35%, 04/06/2026
(o)
475 463
3 Month USD LIBOR + 3.25%
Delta Topco Inc
4.50%, 12/01/2027
(o)
1,737 1,723
1 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
4.50%, 05/01/2028
(o)
3,529 3,497
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
4.50%, 04/28/2028
(o)
1,244 1,233
1 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
0.00%, 01/26/2029
(n),(o)
2,500 2,462
Intrado Corp
4.50%, 10/10/2024
(o)
258 229
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(o)
4,763 4,243
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.25%, 11/06/2026
(o)
1,815 1,799
1 Month USD LIBOR + 2.50%
Maxar Technologies Ltd
2.86%, 10/05/2024
(o)
4,251 4,193
1 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Metronet Systems Holdings LLC
4.50%, 06/02/2028
(o)
$ 1,244 $ 1,230
1 Month USD LIBOR + 3.75%
MLN US Holdco LLC
4.61%, 11/30/2025
(o)
1,601 1,548
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.60%, 07/02/2025
(o)
812 788
3 Month USD LIBOR + 2.50%
Windstream Services LLC
7.25%, 08/11/2027
(o)
380 378
1 Month USD LIBOR + 6.25%
$ 31,973
Transportation - 0.01%
Genesee & Wyoming Inc
2.22%, 12/30/2026
(o)
305 301
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
1.86%, 02/24/2025
(o)
394 388
1 Month USD LIBOR + 1.75%
$ 689
TOTAL SENIOR FLOATING RATE INTERESTS $ 416,929
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 25.55%
Principal
Amount (000's) Value (000's)
U.S. Cash Management Bill - 0.17%
0.57%, 06/28/2022
(k),(m),(q)
$ 8,000 $ 7,987
U.S. Treasury - 10.72%
0.13%, 02/28/2023
(k)
3,000 2,971
0.13%, 04/30/2023
(k)
8,400 8,296
0.37%, 01/31/2024
(k)
14,500 14,510
US Treasury 3 Month Bill Money Market
Yield + (0.03)%
0.41%, 04/30/2023
(k),(l)
104,500 104,535
US Treasury 3 Month Bill Money Market
Yield + 0.07%
0.41%, 07/31/2023
(k)
36,300 36,357
US Treasury 3 Month Bill Money Market
Yield + 0.03%
0.42%, 10/31/2023
(k)
20,900 20,938
US Treasury 3 Month Bill Money Market
Yield + 0.07%
0.43%, 01/31/2023
(k)
147,500 147,558
US Treasury 3 Month Bill Money Market
Yield + 0.10%
0.44%, 07/31/2022
(k)
63,000 63,017
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.44%, 10/31/2022
(k)
74,000 74,018
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.49%, 04/30/2022
(k)
13,000 13,005
US Treasury 3 Month Bill Money Market
Yield + 0.11%
1.75%, 08/15/2041 9,070 8,313
$ 493,518
U.S. Treasury Bill - 0.88%
0.05%, 03/29/2022
(k),(m)
7,400 7,400
0.11%, 04/21/2022
(k),(m)
7,600 7,598
0.43%, 05/19/2022
(k),(m)
18,000 17,988
0.45%, 08/04/2022
(k),(m)
7,300 7,281
$ 40,267
U.S. Treasury Inflation-Indexed Obligations - 13.78%
0.13%, 07/15/2024 21,876 23,274
0.13%, 10/15/2024 18,626 19,816
0.13%, 04/15/2025 13,211 14,053
0.13%, 10/15/2025 11,136 11,904
0.13%, 04/15/2026 6,161 6,573
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.13%, 07/15/2026 $ 11,250 $ 12,081
0.13%, 10/15/2026 13,896 14,931
0.13%, 01/15/2030 18,747 20,381
0.13%, 07/15/2030
(r)
19,204 20,989
0.13%, 01/15/2031 17,249 18,854
0.13%, 07/15/2031
(r)
20,830 22,879
0.13%, 01/15/2032 8,076 8,857
0.13%, 02/15/2051 8,588 9,234
0.13%, 02/15/2052 4,262 4,611
0.25%, 01/15/2025 18,713 19,953
0.25%, 07/15/2029
(r)
23,303 25,577
0.25%, 02/15/2050 7,293 8,044
0.38%, 07/15/2023 26,562 28,083
0.38%, 07/15/2025 19,732 21,268
0.38%, 01/15/2027 16,637 18,066
0.38%, 07/15/2027 18,321 20,021
0.50%, 04/15/2024 14,050 14,948
0.50%, 01/15/2028 19,239 21,139
0.63%, 04/15/2023 22,749 23,879
0.63%, 01/15/2024 19,931 21,184
0.63%, 01/15/2026 17,682 19,228
0.63%, 02/15/2043 7,264 8,486
0.75%, 07/15/2028 16,258 18,265
0.75%, 02/15/2042 9,095 10,844
0.75%, 02/15/2045 11,268 13,534
0.88%, 01/15/2029 12,334 14,015
0.88%, 02/15/2047 7,738 9,681
1.00%, 02/15/2046 5,896 7,488
1.00%, 02/15/2048 5,382 6,970
1.00%, 02/15/2049 4,565 5,973
1.38%, 02/15/2044 10,874 14,588
1.75%, 01/15/2028 6,454 7,589
2.00%, 01/15/2026 8,492 9,702
2.13%, 02/15/2040 4,491 6,557
2.13%, 02/15/2041 6,170 9,058
2.38%, 01/15/2025 11,874 13,413
2.38%, 01/15/2027 7,965 9,472
2.50%, 01/15/2029 4,573 5,730
3.38%, 04/15/2032 3,528 5,133
3.63%, 04/15/2028 6,062 7,892
3.88%, 04/15/2029 322 439
$ 634,656
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,176,428
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.04% $ 2,068
Total Investments $ 4,693,747
Other Assets and Liabilities -  (1.94)% (89,467)
TOTAL NET ASSETS - 100.00% $ 4,604,280
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $58,552 or 1.27% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $58,606 or 1.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $155,747 or 3.38% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $63,022 or 1.37% of net assets.
(m) Rate shown is the discount rate of the original purchase.
(n) This Senior Floating Rate Note will settle after February 28, 2022, at which time the interest rate will be determined.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Security purchased on a when-issued basis.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,076 or 0.07% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 30.21%
Financial 12.81%
Utilities 12.43%
Energy 11.16%
Industrial 9.07%
Basic Materials 7.72%
Consumer, Non-cyclical 6.55%
Money Market Funds 4.26%
Consumer, Cyclical 2.64%
Technology 2.03%
Communications 1.74%
Mortgage Securities 0.96%
Investment Companies 0.32%
Purchased Interest Rate Swaptions 0.04%
Other Assets and Liabilities
(1.94)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 129,281 $ 1,423,511 $ 1,390,557 $ 162,235
$ 129,281 $ 1,423,511 $ 1,390,557 $ 162,235
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 11 0.00%
Millennium Health LLC 03/15/2016 — 8 0.00%
Quarternorth Energy Holding Inc 08/27/2021 4,842 5,676 0.12%
Quarternorth Energy Holding Inc - Warrants 08/27/2021 — 3,230 0.07%
Total $ 8,925 0.19%
Amounts in thousands.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 1,490 2.83% 12/07/2038 $ 169 $ 171 $ 2
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 1,120 1.24% 02/26/2025 31 33 2
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 770 1.74% 07/01/2024 33 34 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 1,030 1.42% 07/23/2024 28 32 4
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 785 1.16% 06/06/2025 18 22 4
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,270 1.94% 11/16/2023 91 82 (9)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 770 1.71% 06/25/2024 31 33 2
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,700 1.55% 07/30/2024 62 47 (15)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay $ 505 1.02% 06/05/2025 $ 9 $ 12 $ 3
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 1,040 1.42% 08/05/2024 30 33 3
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 18,020 0.35% 02/09/2024 77 111 34
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay $ 600 1.70% 01/13/2023 41 39 (2)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,420 1.54% 08/04/2022 44 16 (28)
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,500 1.32% 07/05/2022 74 13 (61)
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 5,680 1.59% 01/13/2023 86 76 (10)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Tokyo Overnight
Average Rate
Receive JPY 758,545 1.04% 06/30/2022 — — —
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 1,490 2.83% 12/07/2038 59 56 (3)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 1,120 1.24% 02/26/2025 95 88 (7)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 1,030 1.42% 07/23/2024 64 67 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 4 10 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,270 1.94% 11/16/2023 91 103 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 770 1.74% 07/01/2024 36 37 1
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 770 1.71% 06/25/2024 37 38 1
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 2,240 2.13% 02/16/2023 64 43 (21)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 785 1.16% 06/06/2025 69 66 (3)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 2,430 1.54% 08/06/2024 137 142 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 505 1.02% 06/05/2025 49 47 (2)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 59 (29)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 53 40 (13)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 1,040 1.42% 08/05/2024 65 67 2
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 2 (126)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 600 1.70% 01/13/2023 41 45 4
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,420 1.54% 08/04/2022 43 78 35
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,800 2.75% 08/02/2022 5 7 2
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 6,500 1.32% 07/05/2022 74 193 119
Put - 5 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 6,500 2.50% 07/07/2022 18 12 (6)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 5,680 1.59% 01/13/2023 86 114 28
Total $ 2,130 $ 2,068 $ (62)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 900 1.55% 08/09/2022 $ (11) $ (13) $ (2)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,780 2.01% 03/02/2023 (68) (55) 13
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,000 1.44% 01/10/2023 (33) (10) 23
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,100 1.25% 01/03/2023 (36) (7) 29
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 1,220 0.45% 08/04/2022 (12) (6) 6
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,510 1.80% 10/14/2022 (41) (25) 16
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 900 1.45% 08/04/2022 (11) (10) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,160 1.85% 11/16/2022 (93) (63) 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.24% 12/19/2022 (32) (6) 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,510 1.80% 10/10/2022 (42) (25) 17
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.23% 12/19/2022 (32) (6) 26
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 2,497 1.42% 12/16/2022 (70) (38) 32
Call - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Receive 1,550 1.45% 12/05/2022 (47) (24) 23
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,710 1.40% 06/08/2022 (16) (4) 12
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 2,498 1.43% 12/14/2022 (71) (39) 32
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 2,890 1.53% 09/02/2022 (77) (22) 55
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,970 0.52% 03/04/2022 (17) — 17
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 11,345 1.25% 01/13/2023 (46) (35) 11
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,795 1.38% 08/09/2022 (13) (14) (1)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,700 0.51% 03/02/2022 (37) — 37
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 15,200 1.78% 11/16/2022 (79) (107) (28)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 10,220 1.02% 05/04/2022 (41) (2) 39
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 11,345 1.25% 01/11/2023 (45) (35) 10
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,730 1.36% 01/19/2023 (19) (18) 1
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,740 0.57% 03/24/2022 (38) — 38
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,970 0.56% 03/22/2022 (20) — 20
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 15,200 1.74% 11/16/2022 (84) (101) (17)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 19,720 0.61% 04/04/2022 (47) — 47
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,870 1.24% 10/26/2022 (29) (7) 22
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 7,310 1.24% 10/26/2022 (43) (11) 32
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 5,630 1.39% 02/20/2023 (21) (24) (3)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 7,265 1.25% 11/07/2022 (40) (12) 28
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 900 2.05% 08/09/2022 (11) (10) 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,330 0.70% 05/16/2023 $ (62) $ (119) $ (57)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,780 2.01% 03/02/2023 (67) (58) 9
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,000 1.44% 01/10/2023 (33) (64) (31)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,100 1.25% 01/03/2023 (37) (85) (48)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (139) (4) 135
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,510 1.80% 10/14/2022 (41) (55) (14)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,510 1.80% 10/10/2022 (42) (54) (12)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 900 1.95% 08/04/2022 (10) (12) (2)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.24% 12/19/2022 (32) (76) (44)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.23% 12/19/2022 (33) (77) (44)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,160 1.85% 11/16/2022 (93) (112) (19)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (6) (4)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 1,550 1.45% 12/06/2022 (47) (69) (22)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 2,497 1.42% 12/16/2022 (71) (118) (47)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,710 2.40% 06/08/2022 (19) (9) 10
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (37) 17
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (25) 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (20) (16) 4
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 2,498 1.43% 12/14/2022 (70) (115) (45)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 2,890 1.53% 09/02/2022 (77) (148) (71)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (23) 10
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (69) (17)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 11,345 1.75% 01/13/2023 (46) (91) (45)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,970 0.52% 03/04/2022 (18) (134) (116)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 10,220 1.02% 05/04/2022 (41) (155) (114)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 10,350 2.25% 02/16/2023 (72) (50) 22
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 15,200 2.24% 11/16/2022 (83) (57) 26
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 11,345 1.75% 01/11/2023 (45) (91) (46)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Receive EUR 18,020 1.35% 02/09/2024 (113) (125) (12)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay $ 15,200 2.28% 11/16/2022 (80) (55) 25
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,970 0.56% 03/22/2022 (20) (133) (113)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,740 0.57% 03/24/2022 (37) (261) (224)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,795 1.88% 08/09/2022 (18) (19) (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 11,700 0.51% 03/02/2022 $ (36) $ (263) $ (227)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 5,630 2.20% 08/12/2022 (22) (13) 9
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 4,400 1.48% 11/03/2022 (22) (55) (33)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 19,720 0.74% 04/07/2022 (32) (383) (351)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 19,720 0.61% 04/04/2022 (47) (432) (385)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,870 1.24% 10/26/2022 (29) (79) (50)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 7,265 1.25% 11/07/2022 (40) (117) (77)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 7,310 1.24% 10/26/2022 (44) (118) (74)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 8,445 2.39% 02/20/2023 (39) (35) 4
Total $ (3,272) $ (4,746) $ (1,474)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2024 Short 29 $ 7,104 $ 40
Brent Crude; May 2022
(a)
Long 541 53,002 8,507
Coffee 'C'; July 2022
(a)
Long 29 2,518 (57)
Coffee 'C'; May 2022
(a)
Long 170 14,847 (315)
Copper; December 2022
(a)
Long 149 16,533 (60)
Copper; May 2022
(a)
Long 167 18,598 360
Corn; May 2022
(a)
Long 1,179 40,720 4,023
Cotton No.2; July 2022
(a)
Long 4 232 (9)
Cotton No.2; May 2022
(a)
Long 162 9,649 183
Euro Bond 10 Year Bond; March 2022 Short 67 12,549 (27)
Euro-Bobl 5 Year; March 2022 Short 72 10,645 (70)
Gasoline RBOB; May 2022
(a)
Long 141 17,226 1,468
Gold 100 oz; April 2022
(a)
Long 534 101,497 3,416
ICE 3MTH SONIA Index; September 2022 Long 54 17,829 (122)
KC HRW Wheat; May 2022
(a)
Long 269 12,818 1,753
Lean Hogs; April 2022
(a)
Long 263 10,888 1,796
Lean Hogs; June 2022
(a)
Long 70 3,176 118
Live Cattle; April 2022
(a)
Long 323 18,272 40
Live Cattle; June 2022
(a)
Long 87 4,792 (54)
LME Nickel; June 2022
(a)
Long 139 20,173 3,563
LME PRI Alum; June 2022
(a)
Long 367 30,878 2,513
LME PRI Alum; March 2022
(a)
Short — — (483)
LME Zinc; June 2022
(a)
Long 221 20,239 362
LME Zinc; March 2022
(a)
Short — — 2,376
Low Sulphur Gasoline; May 2022
(a)
Long 237 19,671 1,447
Natural Gas; April 2022
(a)
Long 77 3,390 (382)
Natural Gas; May 2022
(a)
Long 1,303 57,593 4,613
NY Harb ULSD; May 2022
(a)
Long 127 15,184 1,642
Silver; May 2022
(a)
Long 272 33,138 1,495
Soybean Meal; December 2022
(a)
Long 171 6,876 194
Soybean Meal; May 2022
(a)
Long 368 16,424 69
Soybean Oil; May 2022
(a)
Long 564 24,541 2,746
Soybean; May 2022
(a)
Long 298 24,388 738
Soybean; November 2022
(a)
Long 233 16,726 1,044
Sugar #11; May 2022
(a)
Long 864 17,128 (137)
UK 10 Year Gilt; June 2022 Short 12 1,981 (12)
US 10 Year Note; June 2022 Long 23 2,931 27
US 10 Year Ultra Note; June 2022 Short 43 6,077 (77)
US 2 Year Note; June 2022 Short 37 7,963 (7)
US 5 Year Note; June 2022 Long 146 17,269 115
US Ultra Bond; June 2022 Short 35 6,508 (67)
Wheat; May 2022
(a)
Long 486 22,696 3,486

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
WTI Crude; May 2022
(a)
Long 649 $ 60,681 $ 5,062
Total $ 51,317
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/03/2022 NZD 5,179 $ 3,488 $ 16 $ —
ANZ Stockbroking 04/05/2022 $ 3,486 NZD 5,179 — (15)
Bank of America NA 03/03/2022 $ 476 EUR 420 5 —
Barclays Bank PLC 03/03/2022 $ 2,906 EUR 2,603 — (12)
Barclays Bank PLC 03/16/2022 EUR 1,135 $ 1,291 — (18)
BNP Paribas 03/03/2022 $ 3,681 NZD 5,613 — (117)
Citigroup Inc 03/03/2022 $ 33 AUD 47 — (1)
Deutsche Bank AG 03/03/2022 NZD 64 $ 42 1 —
Deutsche Bank AG 03/03/2022 $ 219 EUR 195 — —
Morgan Stanley & Co 03/03/2022 $ 2,680 EUR 2,353 43 —
Morgan Stanley & Co 04/05/2022 $ 11 EUR 10 — —
Westpac Banking Corporation 03/03/2022 AUD 47 $ 34 — —
Westpac Banking Corporation 04/05/2022 $ 34 AUD 47 — —
Total $ 65 $ (163)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 $ 300 $ (8) $ — $ (8)
3 Month USD LIBOR Receive 0.98% Semiannual Quarterly N/A 04/26/2024 1,845 28 — 28
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 1,845 28 — 28
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 1,845 28 — 28
3 Month USD LIBOR Receive 0.93% Semiannual Quarterly N/A 04/25/2024 1,837 30 — 30
3 Month USD LIBOR Receive 0.94% Semiannual Quarterly N/A 04/25/2024 3,673 59 — 59
3 Month USD LIBOR Receive 0.91% Semiannual Quarterly N/A 04/25/2024 3,670 61 — 61
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 04/20/2024 1,830 31 — 31
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 04/20/2024 1,830 30 — 30
3 Month USD LIBOR Receive 0.85% Semiannual Quarterly N/A 04/20/2024 490 9 — 9
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 1,835 34 — 34
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 1,835 34 — 34
3 Month USD LIBOR Receive 1.78% Semiannual Quarterly N/A 10/18/2031 850 12 — 12
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 07/27/2027 460 (8) — (8)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 01/18/2024 3,640 63 — 63
3 Month USD LIBOR Receive 0.80% Semiannual Quarterly N/A 04/14/2024 3,620 67 — 67
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 04/12/2024 3,630 75 — 75
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 04/12/2024 2,980 62 — 62
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/11/2024 3,630 77 — 77
3 Month USD LIBOR Pay 1.35% Quarterly Semiannual N/A 07/08/2027 2,740 (74) — (74)
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 04/08/2024 6,560 140 — 140
3 Month USD LIBOR Receive 0.56% Semiannual Quarterly N/A 03/24/2024 110 2 — 2
3 Month USD LIBOR Receive 1.52% Semiannual Quarterly N/A 09/24/2031 2,200 81 — 81
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 09/22/2031 1,090 53 — 53
3 Month USD LIBOR Receive 1.43% Semiannual Quarterly N/A 09/21/2031 1,090 49 — 49
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 08/16/2027 720 (25) — (25)
3 Month USD LIBOR Receive 0.78% Semiannual Quarterly N/A 08/15/2024 2,025 45 — 45
3 Month USD LIBOR Receive 0.79% Semiannual Quarterly N/A 04/14/2024 3,620 68 — 68
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 08/12/2024 2,670 61 — 61
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 04/29/2024 1,860 28 — 28
3 Month USD LIBOR Receive 1.01% Semiannual Quarterly N/A 05/03/2024 5,625 85 — 85
3 Month USD LIBOR Pay 1.60% Quarterly Semiannual N/A 03/02/2032 1,230 (40) — (40)
3 Month USD LIBOR Pay 0.75% Quarterly Semiannual N/A 03/01/2024 9,250 (163) — (163)
3 Month USD LIBOR Pay 1.62% Quarterly Semiannual N/A 02/22/2032 1,150 (35) — (35)
3 Month USD LIBOR Pay 1.50% Quarterly Semiannual N/A 01/31/2032 1,330 (54) — (54)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 01/31/2032 1,220 (78) — (78)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.34% Semiannual Quarterly N/A 01/21/2027 $ 2,825 $ 64 $ — $ 64
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 04/04/2024 895 11 — 11
3 Month USD LIBOR Receive 1.28% Semiannual Quarterly N/A 06/17/2024 1,865 21 — 21
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 06/17/2024 25 — — —
3 Month USD LIBOR Receive 1.22% Semiannual Quarterly N/A 06/07/2024 1,875 23 — 23
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 04/05/2024 3,170 39 — 39
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/29/2024 1,860 21 — 21
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 08/01/2027 2,305 (50) 1 (49)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/26/2027 765 (10) — (10)
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 02/28/2024 7,440 86 — 86
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 05/26/2027 3,060 (39) — (39)
3 Month USD LIBOR Receive 1.07% Semiannual Quarterly N/A 02/25/2024 3,730 41 — 41
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 02/25/2027 410 (5) — (5)
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/24/2024 3,740 42 — 42
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/24/2027 1,540 (22) 1 (21)
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 11/21/2027 970 (14) — (14)
3 Month USD LIBOR Receive 1.07% Semiannual Quarterly N/A 05/12/2024 1,875 27 — 27
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 05/12/2024 1,875 27 — 27
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 05/12/2024 3,760 55 — 55
3 Month USD LIBOR Pay 1.49% Quarterly Semiannual N/A 08/01/2027 2,305 (48) — (48)
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 05/03/2024 5,625 84 — 84
3 Month USD LIBOR Receive 1.06% Semiannual Quarterly N/A 02/29/2024 590 7 — 7
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/19/2027 2,100 (74) — (74)
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 06/07/2024 1,875 22 — 22
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 06/21/2024 3,340 73 — 73
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 5,728 (24) — (24)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 4 — 4
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 3 — 3
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 36 — 36
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 91 — 91
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 200 — 200
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 3,050 167 — 167
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 (1) — (1)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 105 — 105
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 8 — 8
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 (132) — (132)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 63 — 63
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 1 — 1
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 51 — 51
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (32) — (32)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 235 9 — 9
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 465 (15) — (15)
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 233 (6) — (6)
3 Month USD LIBOR Pay 1.90% Quarterly Semiannual N/A 06/11/2051 280 (7) — (7)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 67 — 67
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (103) — (103)
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 1,360 38 — 38
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 870 98 — 98
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 17,375 (25) — (25)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 1,175 38 — 38
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (120) — (120)
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/10/2031 2,464 (178) — (178)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 2,080 5 — 5
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 670 22 — 22
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 03/01/2023 1,775 17 — 17
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 3,310 12 — 12
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 110 (4) — (4)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 588 18 — 18
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 7 — 7
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (100) — (100)
6 Month Euro Interbank
Offered Rate
Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 510 23 (2) 21
6 Month Euro Interbank
Offered Rate
Receive 0.85% Annual Semiannual N/A 02/12/2026 11,770 (29) — (29)
6 Month Euro Interbank
Offered Rate
Pay (0.08)% Semiannual Annual N/A 08/15/2026 6,605 (170) 2 (168)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank
Offered Rate
Pay 0.64% Semiannual Annual N/A 10/09/2026 EUR 2,960 $ 32 $ — $ 32
6 Month Euro Interbank
Offered Rate
Receive 0.84% Annual Semiannual N/A 02/16/2032 280 (2) — (2)
6 Month Euro Interbank
Offered Rate
Receive 0.44% Annual Semiannual N/A 05/16/2033 350 21 — 21
6 Month Euro Interbank
Offered Rate
Receive 0.86% Annual Semiannual N/A 03/01/2032 140 (1) — (1)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 12/02/2026 $ 1,870 46 — 46
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.54% Annual Annual N/A 11/03/2051 375 (1) — (1)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/26/2051 647 (22) 1 (21)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.68% Annual Annual N/A 11/17/2051 450 25 — 25
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.05% Annual Annual N/A 11/04/2026 2,960 78 — 78
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.20% Annual Annual N/A 11/26/2026 2,460 43 — 43
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/15/2051 440 16 — 16
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.61% Annual Annual N/A 11/24/2051 460 15 — 15
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.63% Annual Annual N/A 11/22/2051 135 5 — 5
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 11/03/2031 1,275 (26) — (26)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.10% Annual Annual N/A 11/02/2026 2,480 59 — 59
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.42% Annual Annual N/A 01/31/2052 470 (11) — (11)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.02% Annual Annual N/A 11/02/2026 4,700 131 — 131
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 1.33% Annual Annual N/A 05/04/2030 3,205 640 — 640
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.63% Annual Annual N/A 10/28/2051 650 (23) — (23)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.89% Annual Annual N/A 10/28/2031 650 (9) — (9)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.86% Annual Annual N/A 10/26/2031 647 (11) — (11)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.47% Annual Annual N/A 04/19/2031 1,190 106 — 106
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.96% Annual Annual N/A 02/18/2027 4,345 (57) — (57)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 10/25/2051 $ 2,810 $ (78) $ — $ (78)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.45% Annual Annual N/A 12/20/2051 465 11 — 11
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.07% Annual Annual N/A 11/02/2026 2,765 70 — 70
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 10/25/2031 647 (13) — (13)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/25/2051 647 (22) — (22)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.83% Annual Annual N/A 12/20/2026 5,850 183 — 183
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.76% Annual Annual N/A 10/22/2031 648 (19) — (19)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.57% Annual Annual N/A 10/22/2051 648 (9) — (9)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 11/15/2051 EUR 310 21 — 21
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 12/15/2051 310 (20) — (20)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.99% Annual Annual N/A 02/15/2032 1,240 37 — 37
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.10% Annual Annual N/A 12/15/2051 80 (6) — (6)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 300 (74) 3 (71)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.17% Annual Annual N/A 11/15/2051 110 5 — 5
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.18% Annual Annual N/A 11/15/2051 295 12 — 12
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.19% Annual Annual N/A 11/15/2051 305 10 — 10
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 10/15/2031 405 16 — 16
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 10/15/2031 393 13 1 14
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.28% Annual Annual N/A 10/15/2051 405 4 — 4
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 10/15/2051 1,875 (53) (1) (54)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.00% Annual Annual N/A 11/15/2031 755 38 — 38
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.22% Annual Annual N/A 10/15/2051 403 (8) — (8)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 11/15/2051 EUR 165 $ (5) $ — $ (5)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.04% Annual Annual N/A 10/15/2031 403 19 — 19
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.32% Annual Annual N/A 10/15/2051 393 14 (2) 12
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.96% Annual Annual N/A 10/15/2031 403 23 — 23
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 01/15/2052 310 22 — 22
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 10/15/2051 403 (27) — (27)
Secured Overnight Financing
Rate
Pay 1.75% Annual Annual N/A 02/14/2027 $ 640 6 — 6
Secured Overnight Financing
Rate
Receive 1.94% Annual Annual N/A 08/12/2024 3,275 (19) — (19)
Secured Overnight Financing
Rate
Pay 1.93% Annual Annual N/A 08/12/2027 1,345 17 — 17
Secured Overnight Financing
Rate
Pay 1.85% Annual Annual N/A 02/15/2032 340 6 — 6
Secured Overnight Financing
Rate
Pay 1.85% Annual Annual N/A 02/15/2032 60 1 — 1
Secured Overnight Financing
Rate
Receive 1.81% Annual Annual N/A 08/12/2024 3,280 (10) — (10)
Secured Overnight Financing
Rate
Receive 1.48% Annual Annual N/A 07/29/2024 1,755 6 — 6
Secured Overnight Financing
Rate
Receive 1.47% Annual Annual N/A 07/28/2024 1,750 6 — 6
Secured Overnight Financing
Rate
Receive 1.94% Annual Annual N/A 08/12/2024 3,275 (18) — (18)
Secured Overnight Financing
Rate
Pay 1.93% Annual Annual N/A 08/12/2027 1,345 17 — 17
Secured Overnight Financing
Rate
Receive 1.76% Annual Annual N/A 08/12/2024 3,300 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.76% Annual Annual N/A 08/12/2024 3,300 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.47% Annual Annual N/A 07/29/2024 1,755 6 — 6
Secured Overnight Financing
Rate
Pay 1.85% Annual Annual N/A 02/01/2037 3,400 3 — 3
Secured Overnight Financing
Rate
Pay 1.58% Annual Annual N/A 02/03/2032 365 (2) — (2)
Secured Overnight Financing
Rate
Pay 1.54% Annual Annual N/A 02/04/2029 770 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.75% Annual Annual N/A 02/06/2033 580 1 — 1
Secured Overnight Financing
Rate
Pay 1.52% Annual Annual N/A 02/04/2029 1,000 (4) — (4)
Secured Overnight Financing
Rate
Receive 1.72% Annual Annual N/A 02/06/2033 760 3 — 3
Secured Overnight Financing
Rate
Receive 1.84% Annual Annual N/A 02/14/2032 345 (6) — (6)
Secured Overnight Financing
Rate
Receive 1.66% Annual Annual N/A 02/07/2032 257 — — —
Secured Overnight Financing
Rate
Receive 1.74% Annual Annual N/A 02/08/2032 720 (6) — (6)
Secured Overnight Financing
Rate
Pay 1.90% Annual Annual N/A 02/14/2028 680 6 — 6
Secured Overnight Financing
Rate
Receive 1.61% Annual Annual N/A 08/08/2024 1,740 2 — 2

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 1.76% Annual Annual N/A 02/08/2032 $ 360 $ (4) $ — $ (4)
Secured Overnight Financing
Rate
Receive 1.79% Annual Annual N/A 02/10/2032 1,280 (16) — (16)
Secured Overnight Financing
Rate
Pay 1.80% Annual Annual N/A 02/10/2032 1,500 21 — 21
Secured Overnight Financing
Rate
Pay 1.76% Annual Annual N/A 02/11/2032 170 2 — 2
Secured Overnight Financing
Rate
Receive 1.62% Annual Annual N/A 08/08/2024 3,480 2 — 2
Secured Overnight Financing
Rate
Receive 1.84% Annual Annual N/A 02/15/2032 340 (6) — (6)
Secured Overnight Financing
Rate
Pay 0.10% Annual Annual N/A 06/02/2025 1,720 8 (86) (78)
Secured Overnight Financing
Rate
Receive 1.88% Annual Annual N/A 02/15/2032 340 (7) — (7)
Secured Overnight Financing
Rate
Pay 0.24% Annual Annual N/A 01/21/2024 4,010 13 (96) (83)
Secured Overnight Financing
Rate
Pay 0.09% Annual Annual N/A 11/18/2023 180 — (4) (4)
Secured Overnight Financing
Rate
Pay 0.25% Annual Annual N/A 01/12/2024 14,160 40 (323) (283)
Secured Overnight Financing
Rate
Pay 0.24% Annual Annual N/A 12/08/2023 5,490 15 (116) (101)
Secured Overnight Financing
Rate
Pay 2.83% Annual Annual N/A 11/29/2024 6,410 32 248 280
Secured Overnight Financing
Rate
Receive 1.45% Annual Annual N/A 07/28/2024 1,765 7 — 7
Secured Overnight Financing
Rate
Pay 1.72% Annual Annual N/A 02/29/2032 345 2 — 2
Secured Overnight Financing
Rate
Pay 1.76% Annual Annual N/A 08/26/2024 833 1 — 1
Secured Overnight Financing
Rate
Pay 1.71% Annual Annual N/A 02/29/2032 290 1 — 1
Secured Overnight Financing
Rate
Pay 1.78% Annual Annual N/A 08/26/2024 832 2 — 2
Secured Overnight Financing
Rate
Receive 1.90% Annual Annual N/A 08/29/2024 1,660 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.89% Annual Annual N/A 08/29/2024 1,660 (7) — (7)
Secured Overnight Financing
Rate
Receive 1.83% Annual Annual N/A 03/01/2032 173 (3) — (3)
Secured Overnight Financing
Rate
Pay 1.72% Annual Annual N/A 09/02/2024 1,665 1 — 1
Secured Overnight Financing
Rate
Pay 1.70% Annual Annual N/A 09/02/2024 1,665 1 — 1
Secured Overnight Financing
Rate
Pay 1.15% Annual Annual N/A 01/20/2027 1,023 8 (27) (19)
Secured Overnight Financing
Rate
Pay 0.19% Annual Annual N/A 12/14/2023 5,463 16 (124) (108)
Secured Overnight Financing
Rate
Pay 1.19% Annual Annual N/A 01/20/2027 1,413 12 (35) (23)
Secured Overnight Financing
Rate
Pay 0.33% Annual Annual N/A 04/20/2024 3,320 11 (87) (76)
Secured Overnight Financing
Rate
Pay 1.92% Annual Annual N/A 08/17/2024 7,248 36 — 36
Secured Overnight Financing
Rate
Receive 1.96% Annual Annual N/A 08/17/2032 330 (7) — (7)
Secured Overnight Financing
Rate
Pay 1.96% Annual Annual N/A 08/17/2032 350 8 — 8
Secured Overnight Financing
Rate
Receive 1.90% Annual Annual N/A 08/17/2024 2,470 (11) — (11)
Secured Overnight Financing
Rate
Receive 1.87% Annual Annual N/A 08/18/2027 4,410 (43) — (43)
Secured Overnight Financing
Rate
Pay 1.84% Annual Annual N/A 08/18/2024 1,640 6 — 6

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 1.96% Annual Annual N/A 08/18/2032 $ 570 $ (12) $ — $ (12)
Secured Overnight Financing
Rate
Receive 1.90% Annual Annual N/A 08/15/2024 1,910 (9) — (9)
Secured Overnight Financing
Rate
Pay 1.84% Annual Annual N/A 08/19/2027 680 5 — 5
Secured Overnight Financing
Rate
Pay 1.77% Annual Annual N/A 02/23/2032 345 4 — 4
Secured Overnight Financing
Rate
Pay 1.77% Annual Annual N/A 02/23/2032 345 4 — 4
Secured Overnight Financing
Rate
Pay 1.78% Annual Annual N/A 02/24/2032 200 2 — 2
Secured Overnight Financing
Rate
Receive 1.78% Annual Annual N/A 02/15/2029 5,580 (34) (7) (41)
Secured Overnight Financing
Rate
Pay 1.82% Annual Annual N/A 11/15/2031 4,180 31 11 42
Secured Overnight Financing
Rate
Receive 1.83% Annual Annual N/A 11/15/2048 940 (13) (4) (17)
Secured Overnight Financing
Rate
Receive 1.99% Annual Annual N/A 02/27/2025 1,670 (6) — (6)
Secured Overnight Financing
Rate
Receive 1.89% Annual Annual N/A 02/22/2025 1,125 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.66% Annual Annual N/A 01/28/2032 365 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.57% Annual Annual N/A 01/10/2032 350 2 — 2
Secured Overnight Financing
Rate
Receive 1.63% Annual Annual N/A 01/28/2032 365 1 — 1
Secured Overnight Financing
Rate
Receive 1.60% Annual Annual N/A 01/11/2032 350 1 — 1
Secured Overnight Financing
Rate
Pay 1.37% Annual Annual N/A 01/11/2027 1,310 (10) — (10)
Secured Overnight Financing
Rate
Receive 1.61% Annual Annual N/A 01/11/2032 700 2 — 2
Secured Overnight Financing
Rate
Pay 1.34% Annual Annual N/A 01/10/2027 655 (6) — (6)
Secured Overnight Financing
Rate
Receive 1.55% Annual Annual N/A 01/10/2032 350 3 — 3
Secured Overnight Financing
Rate
Pay 1.33% Annual Annual N/A 01/10/2027 655 (6) — (6)
Secured Overnight Financing
Rate
Pay 1.33% Annual Annual N/A 01/10/2027 1,310 (12) — (12)
Secured Overnight Financing
Rate
Receive 1.55% Annual Annual N/A 01/10/2032 700 5 — 5
Secured Overnight Financing
Rate
Receive 0.99% Annual Annual N/A 04/07/2024 3,540 33 — 33
Secured Overnight Financing
Rate
Receive 0.99% Annual Annual N/A 04/07/2024 3,540 33 — 33
Secured Overnight Financing
Rate
Receive 1.65% Annual Annual N/A 01/28/2032 365 — — —
Secured Overnight Financing
Rate
Pay 1.62% Annual Annual N/A 01/06/2052 140 (3) 1 (2)
Secured Overnight Financing
Rate
Receive 1.61% Annual Annual N/A 01/12/2032 190 — — —
Secured Overnight Financing
Rate
Receive 1.46% Annual Annual N/A 01/06/2032 740 12 — 12
Secured Overnight Financing
Rate
Receive 1.31% Annual Annual N/A 01/26/2032 447 14 — 14
Secured Overnight Financing
Rate
Pay 1.39% Annual Annual N/A 12/15/2051 150 (11) — (11)
Secured Overnight Financing
Rate
Receive 1.01% Annual Annual N/A 06/09/2024 1,860 21 — 21
Secured Overnight Financing
Rate
Pay 1.19% Annual Annual N/A 12/07/2031 254 (10) — (10)
Secured Overnight Financing
Rate
Pay 1.24% Annual Annual N/A 12/07/2031 770 (27) — (27)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Pay 1.68% Annual Annual N/A 03/02/2032 $ 350 $ 1 $ — $ 1
Secured Overnight Financing
Rate
Receive 1.02% Annual Annual N/A 12/02/2026 520 12 — 12
Secured Overnight Financing
Rate
Receive 1.44% Annual Annual N/A 11/24/2031 120 2 — 2
Secured Overnight Financing
Rate
Receive 1.40% Annual Annual N/A 11/22/2031 510 10 — 10
Secured Overnight Financing
Rate
Receive 1.43% Annual Annual N/A 11/22/2031 490 8 — 8
Secured Overnight Financing
Rate
Receive 1.24% Annual Annual N/A 11/15/2027 960 21 — 21
Secured Overnight Financing
Rate
Pay 1.22% Annual Annual N/A 08/05/2027 410 (9) — (9)
Secured Overnight Financing
Rate
Pay 1.25% Annual Annual N/A 07/05/2027 735 (14) — (14)
Secured Overnight Financing
Rate
Receive 1.60% Annual Annual N/A 01/12/2032 360 1 — 1
Secured Overnight Financing
Rate
Pay 1.22% Annual Annual N/A 01/07/2027 690 (10) — (10)
Secured Overnight Financing
Rate
Receive 1.59% Annual Annual N/A 01/13/2032 130 1 — 1
Secured Overnight Financing
Rate
Receive 1.30% Annual Annual N/A 07/28/2024 1,765 12 — 12
Secured Overnight Financing
Rate
Pay 1.53% Annual Annual N/A 01/26/2032 365 (4) — (4)
Secured Overnight Financing
Rate
Pay 1.54% Annual Annual N/A 01/26/2032 365 (3) — (3)
Secured Overnight Financing
Rate
Receive 1.56% Annual Annual N/A 01/26/2032 150 1 — 1
Secured Overnight Financing
Rate
Pay 1.61% Annual Annual N/A 01/25/2032 365 (1) — (1)
Secured Overnight Financing
Rate
Pay 1.61% Annual Annual N/A 01/25/2032 365 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.70% Annual Annual N/A 01/21/2032 370 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.69% Annual Annual N/A 01/20/2032 360 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.65% Annual Annual N/A 01/20/2032 360 — — —
Secured Overnight Financing
Rate
Pay 1.39% Annual Annual N/A 01/12/2027 680 (4) — (4)
Secured Overnight Financing
Rate
Pay 1.46% Annual Annual N/A 01/20/2027 680 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.37% Annual Annual N/A 07/20/2024 1,750 9 — 9
Secured Overnight Financing
Rate
Receive 1.60% Annual Annual N/A 01/19/2032 360 1 — 1
Secured Overnight Financing
Rate
Receive 1.64% Annual Annual N/A 01/20/2032 360 — — —
Secured Overnight Financing
Rate
Pay 1.67% Annual Annual N/A 03/02/2032 350 — — —
Secured Overnight Financing
Rate
Pay 1.33% Annual Annual N/A 01/14/2027 690 (6) — (6)
Secured Overnight Financing
Rate
Receive 1.30% Annual Annual N/A 07/18/2024 1,760 11 — 11
Secured Overnight Financing
Rate
Receive 1.33% Annual Annual N/A 01/14/2027 9,750 90 — 90
Secured Overnight Financing
Rate
Receive 1.65% Annual Annual N/A 01/14/2052 210 2 — 2
Secured Overnight Financing
Rate
Pay 1.80% Annual Annual N/A 01/15/2037 490 (1) — (1)
Secured Overnight Financing
Rate
Receive 1.69% Annual Annual N/A 01/15/2057 80 — — —
Secured Overnight Financing
Rate
Pay 1.86% Annual Annual N/A 01/17/2039 960 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Pay 1.53% Annual Annual N/A 01/15/2052 $ 420 $ (1) $ — $ (1)
Secured Overnight Financing
Rate
Pay 1.45% Annual Annual N/A 04/13/2027 3,600 (25) — (25)
Secured Overnight Financing
Rate
Receive 1.67% Annual Annual N/A 01/15/2055 120 1 — 1
Secured Overnight Financing
Rate
Receive 1.31% Annual Annual N/A 07/18/2024 1,760 11 — 11
Secured Overnight Financing
Rate
Receive 1.08% Annual Annual N/A 04/13/2024 7,000 55 — 55
United Kingdom Retail Prices
Index
Pay 3.57% Annual Annual N/A 10/15/2030 GBP 2,890 (681) 22 (659)
United Kingdom Retail Prices
Index
Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (586) 14 (572)
United Kingdom Retail Prices
Index
Pay 3.33% Annual Annual N/A 11/15/2040 690 (274) 9 (265)
United Kingdom Retail Prices
Index
Pay 3.56% Annual Annual N/A 03/15/2041 480 (149) 4 (145)
United Kingdom Retail Prices
Index
Pay 3.75% Annual Annual N/A 04/15/2031 825 (177) 4 (173)
United Kingdom Retail Prices
Index
Receive 4.53% Annual Annual N/A 01/15/2027 1,695 83 — 83
United Kingdom Retail Prices
Index
Pay 3.68% Annual Annual N/A 04/15/2031 370 (83) 1 (82)
United Kingdom Retail Prices
Index
Pay 4.25% Annual Annual N/A 01/15/2032 1,695 (101) — (101)
United Kingdom Retail Prices
Index
Receive 3.62% Annual Annual N/A 04/15/2031 275 65 (2) 63
United Kingdom Retail Prices
Index
Receive 3.11% Annual Annual N/A 01/15/2050 1,300 705 (16) 689
United Kingdom Retail Prices
Index
Receive 3.36% Annual Annual N/A 01/15/2035 1,700 469 (9) 460
United Kingdom Retail Prices
Index
Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (573) 14 (559)
United Kingdom Retail Prices
Index
Pay 4.42% Annual Annual N/A 11/15/2031 1,005 (58) 1 (57)
United Kingdom Retail Prices
Index
Receive 3.39% Annual Annual N/A 01/15/2035 1,700 456 (10) 446
United Kingdom Retail Prices
Index
Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (585) 12 (573)
United Kingdom Retail Prices
Index
Receive 3.13% Annual Annual N/A 01/15/2050 1,300 686 (16) 670
United Kingdom Retail Prices
Index
Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (1,116) 36 (1,080)
United Kingdom Retail Prices
Index
Receive 3.86% Annual Annual N/A 12/15/2041 375 44 (1) 43
United Kingdom Retail Prices
Index
Receive 3.77% Annual Annual N/A 12/15/2041 380 59 (2) 57
United Kingdom Retail Prices
Index
Pay 4.27% Annual Annual N/A 12/15/2031 470 (30) (1) (31)
United Kingdom Retail Prices
Index
Receive 3.73% Annual Annual N/A 12/15/2041 395 66 1 67
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 10/15/2049 2,725 1,374 (65) 1,309
United Kingdom Retail Prices
Index
Pay 4.37% Annual Annual N/A 02/15/2032 920 (26) — (26)
United Kingdom Retail Prices
Index
Pay 3.36% Annual Annual N/A 10/15/2039 3,555 (1,128) 20 (1,108)
United Kingdom Retail Prices
Index
Receive 4.23% Annual Annual N/A 12/15/2031 1,005 73 (1) 72
United Kingdom Retail Prices
Index
Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (605) 11 (594)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 10/15/2034 GBP 3,555 $ 859 $ (12) $ 847
Total $ 1,665 $ (631) $ 1,034
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Edge MidCap Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .26 % Shares Held Value (000's)
Money Market Funds - 2 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
10,958,941 $ 10,959
TOTAL INVESTMENT COMPANIES $ 10,959
COMMON STOCKS - 97 .61 % Shares Held Value (000's)
Advertising - 1 .59%
Interpublic Group of Cos Inc/The 209,175 $ 7,698
Automobile Parts & Equipment - 1 .35%
Autoliv Inc 74,501 6,557
Banks - 2 .88%
Bank OZK 129,352 6,082
Cullen/Frost Bankers Inc 56,151 7,902
$ 13,984
Building Materials - 2 .45%
Lennox International Inc 44,625 11,912
Chemicals - 2 .91%
FMC Corp 120,558 14,135
Commercial Services - 3 .88%
Morningstar Inc 39,756 11,158
PROG Holdings Inc
(b)
250,838 7,686
$ 18,844
Computers - 1 .92%
Amdocs Ltd 118,345 9,314
Consumer Products - 3 .09%
Avery Dennison Corp 75,763 13,349
WD-40 Co 7,818 1,657
$ 15,006
Electric - 2 .63%
Alliant Energy Corp 218,767 12,776
Electrical Components & Equipment - 4 .85%
Energizer Holdings Inc 330,996 11,052
Littelfuse Inc 48,346 12,483
$ 23,535
Electronics - 0 .88%
Arrow Electronics Inc
(b)
35,140 4,283
Hand & Machine Tools - 6 .27%
Lincoln Electric Holdings Inc 132,700 16,915
Snap-on Inc 64,408 13,537
$ 30,452
Healthcare - Products - 8 .67%
Bio-Techne Corp 17,975 7,539
STERIS PLC 75,684 18,164
Teleflex Inc 48,796 16,411
$ 42,114
Healthcare - Services - 3 .22%
Universal Health Services Inc 108,618 15,633
Insurance - 4 .05%
Fidelity National Financial Inc 264,239 12,589
Kinsale Capital Group Inc 9,680 2,030
Markel Corp
(b)
4,063 5,050
$ 19,669
Internet - 1 .69%
Rightmove PLC 916,008 8,205
Leisure Products & Services - 6 .08%
Brunswick Corp/DE 135,973 12,988
Peloton Interactive Inc
(b)
59,951 1,742
YETI Holdings Inc
(b)
240,289 14,792
$ 29,522
Machinery - Diversified - 2 .88%
Nordson Corp 61,709 13,976
Media - 1 .26%
Cable One Inc 4,283 6,137
Oil & Gas - 4 .99%
Coterra Energy Inc 492,798 11,497
Helmerich & Payne Inc 282,490 10,235
HollyFrontier Corp
(b)
81,645 2,486
$ 24,218
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 6 .94%
Alexandria Real Estate Equities Inc 81,384 $ 15,414
CyrusOne Inc 69,840 6,310
Equity LifeStyle Properties Inc 28,681 2,140
STORE Capital Corp 162,743 4,999
Terreno Realty Corp 70,805 4,871
$ 33,734
Retail - 3 .10%
Tractor Supply Co 73,880 15,056
Savings & Loans - 1 .57%
Washington Federal Inc 214,103 7,618
Semiconductors - 4 .59%
MKS Instruments Inc 45,191 6,806
Teradyne Inc 131,293 15,482
$ 22,288
Software - 8 .49%
Black Knight Inc
(b)
207,081 11,636
Fair Isaac Corp
(b)
39,484 18,604
Tyler Technologies Inc
(b)
25,726 11,017
$ 41,257
Transportation - 3 .20%
Expeditors International of Washington Inc 150,557 15,562
Water - 2 .18%
Essential Utilities Inc 224,631 10,582
TOTAL COMMON STOCKS $ 474,067
Total Investments $ 485,026
Other Assets and Liabilities -  0.13% 622
TOTAL NET ASSETS - 100.00% $ 485,648
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 20 .53%
Consumer, Non-cyclical 18 .86%
Financial 15 .44%
Technology 15 .00%
Consumer, Cyclical 10 .53%
Energy 4 .99%
Utilities 4 .81%
Communications 4 .54%
Basic Materials 2 .91%
Money Market Funds 2 .26%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 28, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,944 $ 83,249 $ 85,234 $ 10,959
$ 12,944 $ 83,249 $ 85,234 $ 10,959
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 19.23% Shares Held Value (000's)
Closed-End Funds - 0.25%
Apollo Tactical Income Fund Inc 13,886 $ 204
Ares Dynamic Credit Allocation Fund Inc 6,383 94
BlackRock Debt Strategies Fund Inc 9,085 96
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 86
DoubleLine Income Solutions Fund 6,507 95
First Trust Senior Floating Rate Income Fund II 8,544 104
Franklin Universal Trust 13,711 109
Invesco Senior Income Trust 20,396 89
Nuveen Credit Strategies Income Fund 33,083 203
Saba Capital Income & Opportunities Fund 21,947 97
$ 1,177
Exchange-Traded Funds - 0.14%
iShares Russell 1000 Growth ETF 1,485 396
iShares Russell 2000 ETF 662 $ 135
iShares Russell 2000 Growth ETF 534 136
iShares Russell 2000 Value ETF 142 23
$ 690
Money Market Funds - 18.84%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a),(b),(c)
6,171,456 6,172
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
83,948,949 83,949
$ 90,121
TOTAL INVESTMENT COMPANIES $ 91,988
COMMON STOCKS - 44.39% Shares Held Value (000's)
Advertising - 0.12%
Interpublic Group of Cos Inc/The
(f)
8,265 304
Omnicom Group Inc 915 77
Trade Desk Inc/The
(e)
766 65
WPP PLC 10,198 144
$ 590
Aerospace & Defense - 0.46%
Aerojet Rocketdyne Holdings Inc 1,553 60
Airbus SE 1,803 230
BAE Systems PLC 16,098 155
Boeing Co/The
(e)
299 61
General Dynamics Corp
(f)
2,253 528
Howmet Aerospace Inc 547 20
L3Harris Technologies Inc
(f)
450 114
Lockheed Martin Corp
(f)
1,074 466
Northrop Grumman Corp 697 308
Raytheon Technologies Corp 1,405 144
Thales SA 1,173 134
$ 2,220
Agriculture - 0.30%
Altria Group Inc
(f)
3,152 162
Archer-Daniels-Midland Co
(f)
1,803 142
Japan Tobacco Inc 17,800 327
Philip Morris International Inc
(c),(f)
7,661 774
Swedish Match AB 3,737 27
$ 1,432
Airlines - 0.02%
Alaska Air Group Inc
(e)
459 26
Sun Country Airlines Holdings Inc
(e)
2,600 70
$ 96
Apparel - 0.34%
Adidas AG 341 81
Carter's Inc 701 68
Crocs Inc
(e)
378 32
Dr. Martens Plc 6,447 24
Kering SA 224 155
Kontoor Brands Inc 1,163 58
LVMH Moet Hennessy Louis Vuitton SE 66 48
NIKE Inc
(c),(f)
3,920 535
PVH Corp
(f)
1,082 106
Ralph Lauren Corp
(f)
1,305 172
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Steven Madden Ltd 1,974 $ 84
Tapestry Inc
(f)
3,291 135
Under Armour Inc - Class C
(e),(f)
7,036 110
$ 1,608
Automobile Manufacturers - 0.69%
Bayerische Motoren Werke AG 7,507 723
Cummins Inc 233 48
Daimler Truck Holding AG
(e)
1,401 43
Ferrari NV 814 175
Ford Motor Co
(f)
18,012 316
General Motors Co
(e),(f)
1,988 93
Honda Motor Co Ltd 4,000 121
Isuzu Motors Ltd 16,300 220
Mercedes-Benz Group AG 1,016 79
PACCAR Inc
(c)
4,566 419
REV Group Inc 5,150 70
Tesla Inc
(c),(e)
528 460
Toyota Motor Corp 23,000 421
Volkswagen AG 25 6
Volvo AB - B Shares 4,204 81
$ 3,275
Automobile Parts & Equipment - 0.17%
Aisin Corp 600 22
BorgWarner Inc 2,599 106
Cie Generale des Etablissements Michelin SCA 478 66
Continental AG 982 84
Dana Inc 3,407 63
Gentherm Inc
(e)
457 39
NGK Insulators Ltd 8,300 129
Valeo 5,892 130
Veoneer Inc
(e)
5,157 183
$ 822
Banks - 2.07%
Allegiance Bancshares Inc 1,710 73
Ameris Bancorp 656 32
Banco Bilbao Vizcaya Argentaria SA 1,707 10
Bank of America Corp
(f)
5,977 264
Bank of Nova Scotia/The 3,780 274
Bank OZK 1,732 81
Barclays PLC 39,964 98
Cadence Bank 2,424 77
Citizens Financial Group Inc
(c)
5,979 313
Credit Suisse Group AG 3,973 33
DBS Group Holdings Ltd 2,000 50
DNB Bank ASA 32,368 725
Erste Group Bank AG 2,766 98
FinecoBank Banca Fineco SpA 5,432 91
First Citizens BancShares Inc/NC 124 98
First Foundation Inc 1,800 48
First Hawaiian Inc 2,245 65
First Horizon Corp 4,205 99
First Interstate BancSystem Inc 2,634 107
First Republic Bank/CA
(f)
1,741 302
FNB Corp/PA 4,796 64
Goldman Sachs Group Inc/The 36 12
Home BancShares Inc/AR 3,178 74
HSBC Holdings PLC 33,187 230
ING Groep NV 8,515 99
JPMorgan Chase & Co
(c),(f)
2,843 403
KeyCorp
(c)
10,101 253
Lloyds Banking Group PLC 595,544 384
M&T Bank Corp
(c)
3,645 665
Mizuho Financial Group Inc 15,400 203
Morgan Stanley 142 13
National Bank of Canada 1,800 144
Nordea Bank Abp 1,551 17
OFG Bancorp 2,134 60
Old National Bancorp/IN 3,971 73
Oversea-Chinese Banking Corp Ltd 59,600 516

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(f)
678 $ 135
Raiffeisen Bank International AG 11,089 181
Regions Financial Corp
(c)
14,658 355
Royal Bank of Canada 3,451 382
Sandy Spring Bancorp Inc 1,700 80
Signature Bank/New York NY 98 34
Standard Chartered PLC 14,812 106
SVB Financial Group
(e),(f)
750 455
Synovus Financial Corp 917 48
Toronto-Dominion Bank/The 3,100 250
Truist Financial Corp
(c)
2,654 165
UBS Group AG 10,238 188
Umpqua Holdings Corp 3,592 77
United Community Banks Inc/GA 1,877 73
United Overseas Bank Ltd 3,500 78
US Bancorp
(c)
14,169 801
Veritex Holdings Inc 1,933 79
Wells Fargo & Co
(f)
2,438 130
Western Alliance Bancorp 629 59
Zions Bancorp NA 996 71
$ 9,895
Beverages - 0.49%
Coca-Cola Co/The
(f)
10,871 677
Coca-Cola Europacific Partners PLC
(c)
4,317 221
Coca-Cola HBC AG
(e)
13,990 355
Constellation Brands Inc 272 59
Diageo PLC 2,417 120
Keurig Dr Pepper Inc 3,289 127
Kirin Holdings Co Ltd 19,200 319
Molson Coors Beverage Co 1,219 64
PepsiCo Inc 1,999 327
Suntory Beverage & Food Ltd 2,300 92
$ 2,361
Biotechnology - 0.64%
Abcam PLC
(e)
9,412 157
Amgen Inc 894 202
Amicus Therapeutics Inc
(e)
5,193 42
Arena Pharmaceuticals Inc
(e)
3,700 351
Ascendis Pharma A/S ADR
(e)
123 14
Biogen Inc
(e)
555 118
Celldex Therapeutics Inc
(e)
1,594 48
Genmab A/S
(e)
1,433 482
Gilead Sciences Inc
(c),(f)
3,505 212
Illumina Inc
(e)
554 181
Incyte Corp
(e)
1,028 70
Kodiak Sciences Inc
(e)
159 1
Kymera Therapeutics Inc
(e)
648 26
Moderna Inc
(e)
469 72
NeoGenomics Inc
(e)
972 21
Regeneron Pharmaceuticals Inc
(e),(f)
400 247
REVOLUTION Medicines Inc
(e)
753 14
Rocket Pharmaceuticals Inc
(e)
375 7
Sage Therapeutics Inc
(e)
1,197 44
Seagen Inc
(e)
762 98
Turning Point Therapeutics Inc
(e)
467 15
Vertex Pharmaceuticals Inc
(e),(f)
2,857 657
$ 3,079
Building Materials - 0.62%
Apogee Enterprises Inc 1,331 60
Boise Cascade Co 1,590 127
Builders FirstSource Inc
(e)
1,005 75
Cemex SAB de CV ADR
(e)
19,313 99
Cie de Saint-Gobain 5,692 353
CRH PLC 2,165 99
CRH PLC 773 35
Forterra Inc
(e)
7,010 165
Gibraltar Industries Inc
(e)
420 20
Holcim Ltd
(e)
2,405 121
James Hardie Industries PLC 217 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Johnson Controls International plc 3,696 $ 240
Lennox International Inc 642 171
Marshalls PLC 8,531 73
Masco Corp
(f)
3,036 170
Mohawk Industries Inc
(e),(f)
470 66
Owens Corning 8,292 773
PGT Innovations Inc
(e)
2,293 49
ROCKWOOL International A/S 257 88
Vulcan Materials Co
(c)
501 91
Wienerberger AG 3,140 94
$ 2,976
Chemicals - 1.80%
Albemarle Corp 363 71
Asahi Kasei Corp 19,800 186
Atotech Ltd
(c),(e)
17,826 427
BASF SE 7,812 520
Borregaard ASA 2,815 62
Brenntag SE 1,662 139
Cabot Corp 773 57
Celanese Corp 571 80
CF Industries Holdings Inc
(c),(f)
6,138 498
Codexis Inc
(e)
3,256 65
Dow Inc 974 57
DuPont de Nemours Inc 1,335 103
Eastman Chemical Co
(f)
1,737 206
Ecolab Inc 1,260 222
FMC Corp 693 81
Linde PLC
(c)
3,504 1,028
LyondellBasell Industries NV
(c)
2,301 223
Minerals Technologies Inc 996 70
Mitsubishi Chemical Holdings Corp 45,600 324
Mosaic Co/The
(f)
3,898 204
Nippon Paint Holdings Co Ltd 1,100 10
Olin Corp 270 14
PPG Industries Inc 189 25
Rogers Corp
(c),(e)
2,618 715
Sherwin-Williams Co/The
(f)
1,953 514
Shin-Etsu Chemical Co Ltd 1,400 219
Sumitomo Chemical Co Ltd 43,400 207
Symrise AG 1,260 150
Tosoh Corp 500 8
Umicore SA 1,376 56
Valvoline Inc 58,412 1,889
Victrex PLC 3,957 103
Yara International ASA 1,395 71
$ 8,604
Commercial Services - 2.06%
Adtalem Global Education Inc
(e)
1,749 36
ALD SA
(g)
5,021 70
AMERCO
(c)
433 250
AMN Healthcare Services Inc
(e)
869 92
Automatic Data Processing Inc
(f)
2,567 525
Block Inc
(e)
1,135 145
Booz Allen Hamilton Holding Corp
(c)
2,938 237
BrightView Holdings Inc
(e)
5,028 68
Bureau Veritas SA 4,272 122
Cintas Corp 654 245
CoreCivic Inc
(e)
4,290 39
CoStar Group Inc
(e)
1,176 72
Cross Country Healthcare Inc
(e)
1,628 36
Deluxe Corp 1,952 61
Elis SA
(e)
5,286 85
Escrow Altegrity Inc NPV
(e)
256,593 1,540
FleetCor Technologies Inc
(e),(f)
1,750 409
Gartner Inc
(e)
308 86
H&R Block Inc 3,051 76
Hertz Global Holdings Inc
(e)
175 3
Hypoport SE
(e)
79 33
ICF International Inc 919 81

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Insperity Inc 853 $ 77
Kforce Inc 891 67
LiveRamp Holdings Inc
(e)
1,085 47
Loomis AB 5,206 147
Marathon Digital Holdings Inc
(e)
1,973 50
Medifast Inc 273 51
MoneyGram International Inc
(e)
6,022 65
Monro Inc 1,512 71
Moody's Corp
(f)
492 159
Nielsen Holdings PLC 7,663 133
Nihon M&A Center Holdings Inc 10,400 154
PayPal Holdings Inc
(e),(f)
1,533 172
PROG Holdings Inc
(e)
2,285 70
QinetiQ Group PLC 29,041 113
R1 RCM Inc
(e)
3,147 86
Randstad NV 2,142 146
Recruit Holdings Co Ltd 13,900 587
Robert Half International Inc
(c),(f)
3,078 370
S&P Global Inc
(c),(f)
6,867 2,579
Secom Co Ltd 5,600 411
$ 9,866
Computers - 1.51%
Accenture PLC - Class A
(c)
2,722 859
Apple Inc
(c),(f)
23,749 3,921
Cognizant Technology Solutions Corp
(c)
6,333 545
Crowdstrike Holdings Inc
(e)
117 23
DXC Technology Co
(e)
1,210 41
EPAM Systems Inc
(e)
31 7
Genpact Ltd 1,111 47
HP Inc
(c),(f)
25,679 882
International Business Machines Corp
(f)
1,497 183
Leidos Holdings Inc 997 102
Lumentum Holdings Inc
(e)
707 70
NetApp Inc
(f)
1,299 102
Rapid7 Inc
(e)
890 92
Science Applications International Corp 753 66
Seagate Technology Holdings PLC 909 94
Softcat PLC 2,179 46
Varonis Systems Inc
(e)
1,556 68
Western Digital Corp
(e)
1,177 60
$ 7,208
Consumer Products - 0.03%
Kimberly-Clark Corp 133 18
Reckitt Benckiser Group PLC 1,267 107
$ 125
Cosmetics & Personal Care - 0.18%
Colgate-Palmolive Co 3,958 304
Edgewell Personal Care Co 1,618 58
Estee Lauder Cos Inc/The 158 47
Procter & Gamble Co/The 2,252 351
Unilever PLC 1,615 81
$ 841
Distribution & Wholesale - 0.65%
Copart Inc
(e)
2,475 304
Fastenal Co 3,199 165
IMCD NV 363 59
LKQ Corp
(f)
5,768 271
MARR SpA 2,954 55
Mitsubishi Corp 7,800 262
Mitsui & Co Ltd 4,800 120
Pool Corp
(c)
713 327
Sumitomo Corp 69,100 1,127
Toyota Tsusho Corp 3,800 158
WESCO International Inc
(e)
547 66
WW Grainger Inc
(c)
408 195
$ 3,109
Diversified Financial Services - 1.48%
4L Technologies
(e)
24,306 1
Air Lease Corp 1,587 66
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
(c)
4,705 $ 235
American Express Co
(f)
1,895 369
Apollo Global Management Inc 1,258 82
Banca Generali SpA 2,114 78
BlackRock Inc
(f)
529 394
Capital One Financial Corp
(c)
1,742 267
Cboe Global Markets Inc
(c)
2,808 329
Charles Schwab Corp/The 5,585 471
CME Group Inc
(f)
844 200
Credit Acceptance Corp
(e)
415 228
Element Comm Aviation
(e),(h),(i)
280 177
Enova International Inc
(e)
2,457 100
Euronext NV
(g)
885 80
Federal Agricultural Mortgage Corp 1,183 146
Franklin Resources Inc 974 29
Greenhill & Co Inc 3,706 66
Hamilton Lane Inc 803 63
I3 Verticals Inc
(e)
2,950 78
IGM Financial Inc 1,000 36
Intercontinental Exchange Inc 617 79
Invesco Ltd 8,424 179
Mastercard Inc
(f)
1,622 585
Moelis & Co 1,121 54
Nasdaq Inc
(f)
1,757 301
Navient Corp 3,253 57
PRA Group Inc
(e)
3,537 158
Raymond James Financial Inc 1,886 207
Synchrony Financial
(c)
12,982 555
T Rowe Price Group Inc
(f)
3,438 497
TMX Group Ltd 1,200 121
Visa Inc
(f)
3,320 717
VZ Holding AG 820 74
$ 7,079
Electric - 0.95%
AES Corp/The 200 4
Avangrid Inc 771 35
Brookfield Renewable Corp 2,100 79
Consolidated Edison Inc 336 29
Constellation Energy Corp 2,918 134
DTE Energy Co
(f)
4,855 590
Duke Energy Corp 814 82
Endesa SA 6,538 144
Enel SpA 62,153 458
Engie SA 25,544 407
Exelon Corp 3,013 128
Iberdrola SA 21,285 242
National Grid PLC 3,766 57
Northland Power Inc 9,800 312
NRG Energy Inc
(f)
22,554 853
Origin Energy Ltd 24,821 103
Pinnacle West Capital Corp 866 61
PNM Resources Inc 2,025 91
Portland General Electric Co 1,378 70
PPL Corp
(f)
24,540 642
$ 4,521
Electrical Components & Equipment - 0.23%
Acuity Brands Inc 333 61
AMETEK Inc
(c)
1,905 247
Emerson Electric Co
(c),(f)
3,206 298
Energizer Holdings Inc 1,375 46
EnerSys 908 66
Insteel Industries Inc 1,375 51
Novanta Inc
(e)
262 36
Schneider Electric SE 872 135
Signify NV
(g)
2,424 124
Universal Display Corp 344 53
$ 1,117

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 0.87%
Agilent Technologies Inc 275 $ 36
Amphenol Corp 78 6
Arrow Electronics Inc
(e)
2,730 333
Assa Abloy AB 5,326 140
Coherent Inc
(c),(e)
7,919 2,093
DiscoverIE Group PLC 6,620 71
Electrocomponents PLC 7,143 94
FARO Technologies Inc
(e)
1,176 64
Fortive Corp 1,581 102
Honeywell International Inc 969 184
II-VI Inc
(e)
1,321 92
Keysight Technologies Inc
(e),(f)
653 103
Knowles Corp
(e)
3,822 83
Kyocera Corp 100 6
LEM Holding SA 28 67
nVent Electric PLC 2,104 71
Shimadzu Corp 8,800 317
Spectris PLC 1,557 59
TDK Corp 800 32
TE Connectivity Ltd 1,534 218
$ 4,171
Energy - Alternate Sources - 0.07%
Enphase Energy Inc
(e)
540 90
Plug Power Inc
(e)
6,214 157
SolarEdge Technologies Inc
(e)
343 110
$ 357
Engineering & Construction - 0.10%
Badger Infrastructure Solutions Ltd 2,674 64
Fluor Corp
(e)
3,594 78
Jacobs Engineering Group Inc
(f)
1,449 178
Vinci SA 1,595 167
$ 487
Entertainment - 0.15%
Caesars Entertainment Inc
(e)
99 8
Cie des Alpes
(e)
2,242 35
CTS Eventim AG & Co KGaA
(e)
858 60
Deluxe Entertainment
(e),(h)
67,049 —
DraftKings Inc
(e)
3,675 87
IMAX Corp
(e)
4,631 96
Penn National Gaming Inc
(e),(f)
7,649 393
Six Flags Entertainment Corp
(e)
1,164 51
$ 730
Environmental Control - 0.11%
GVS SpA
(g)
3,155 32
Pentair PLC 2,364 137
Republic Services Inc
(f)
1,881 226
Waste Management Inc
(f)
849 122
$ 517
Food - 0.76%
Aeon Co Ltd 14,700 333
Calavo Growers Inc 1,239 53
Campbell Soup Co 1,968 88
Cranswick PLC 1,980 93
Empire Co Ltd 4,600 142
General Mills Inc 1,301 88
George Weston Ltd 2,700 293
HelloFresh SE
(e)
3,618 197
Hershey Co/The
(f)
1,918 388
Jeronimo Martins SGPS SA 9,115 199
Kesko Oyj 7,255 213
Koninklijke Ahold Delhaize NV 2,953 91
Kraft Heinz Co/The
(f)
3,493 137
Kroger Co/The 297 14
Mondelez International Inc
(f)
5,591 366
Nestle SA 2,238 292
Sanderson Farms Inc 426 76
Sysco Corp 397 35
Tate & Lyle PLC 14,034 141
Tesco PLC 25,323 98
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Tyson Foods Inc
(f)
3,047 $ 282
$ 3,619
Food Service - 0.04%
Compass Group PLC 9,401 213
Forest Products & Paper - 0.12%
International Paper Co
(f)
5,498 239
Mondi PLC 4,176 88
Schweitzer-Mauduit International Inc 1,820 57
Smurfit Kappa Group PLC 3,895 194
$ 578
Gas - 0.17%
New Jersey Resources Corp 2,162 94
South Jersey Industries Inc 2,895 98
Tokyo Gas Co Ltd 13,100 267
UGI Corp
(c)
8,768 337
$ 796
Hand & Machine Tools - 0.12%
Disco Corp 800 226
Kennametal Inc 2,144 68
Snap-on Inc
(f)
1,273 268
$ 562
Healthcare - Products - 1.27%
Abbott Laboratories
(f)
1,412 170
ABIOMED Inc
(e)
289 90
Align Technology Inc
(c),(e)
900 460
Baxter International Inc 2,019 172
Boston Scientific Corp
(e)
1,803 80
Cellavision AB 999 34
Danaher Corp
(f)
1,712 469
DENTSPLY SIRONA Inc
(f)
3,883 210
DiaSorin SpA 194 29
EssilorLuxottica SA 214 37
Exact Sciences Corp
(e)
1,349 105
Globus Medical Inc
(e)
692 49
Henry Schein Inc
(e)
337 29
Hologic Inc
(e),(f)
2,429 173
Inspire Medical Systems Inc
(e)
355 87
Integra LifeSciences Holdings Corp
(e)
1,200 80
Intersect ENT Inc
(c),(e)
7,667 209
Koninklijke Philips NV 3,151 108
Lantheus Holdings Inc
(e)
2,195 105
Medtronic PLC 5,345 561
NuVasive Inc
(e)
1,371 74
Omnicell Inc
(e)
282 36
Orthofix Medical Inc
(e)
2,324 79
PerkinElmer Inc
(f)
2,858 513
SI-BONE Inc
(e)
3,582 79
Smith & Nephew PLC 8,760 157
Stryker Corp 837 221
Tandem Diabetes Care Inc
(e)
472 53
Thermo Fisher Scientific Inc
(f)
422 230
Waters Corp
(e),(f)
932 295
Zimmer Biomet Holdings Inc
(c)
8,500 1,081
$ 6,075
Healthcare - Services - 0.59%
Anthem Inc
(c)
198 89
Centene Corp
(e)
1,410 117
Encompass Health Corp 1,001 66
HCA Healthcare Inc
(c),(f)
3,496 875
Humana Inc 227 99
IQVIA Holdings Inc
(c),(e)
247 57
Laboratory Corp of America Holdings
(e),(f)
348 94
LHC Group Inc
(e)
362 49
Molina Healthcare Inc
(c),(e)
254 78
Quest Diagnostics Inc 387 51
Sonic Healthcare Ltd 8,561 219
UnitedHealth Group Inc
(f)
2,119 1,008
$ 2,802

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 2.00%
Accelerate Acquisition Corp
(e)
7,521 $ 73
AfterNext HealthTech Acquisition Corp
(e)
10,625 103
Alpha Partners Technology Merger Corp
(e)
4,617 44
AltEnergy Acquisition Corp
(e)
899 9
Altimeter Growth Corp 2
(e)
3,579 35
Anzu Special Acquisition Corp I
(e)
4,584 45
ArcLight Clean Transition Corp II
(e)
2,828 28
Ares Acquisition Corp
(e)
8,583 85
Arrowroot Acquisition Corp
(e)
6,980 68
Arrowroot Acquisition Corp - Warrants
(e)
1,824 —
Artisan Acquisition Corp
(e)
4,531 45
Astrea Acquisition Corp
(e)
3,085 30
Athena Consumer Acquisition Corp
(e)
599 6
Atlas Crest Investment Corp II
(e)
4,570 44
Aurora Acquisition Corp
(e)
1,047 10
Austerlitz Acquisition Corp I
(e)
7,586 74
Austerlitz Acquisition Corp II
(e)
4,536 44
Avanti Acquisition Corp
(e)
13,402 132
Belong Acquisition Corp
(e)
479 5
Bilander Acquisition Corp
(e)
3,159 30
Biotech Acquisition Co
(e)
4,527 45
BOA Acquisition Corp
(e)
1,769 17
Brigade-M3 European Acquisition Corp
(e)
2,616 25
Bright Lights Acquisition Corp
(e)
1,116 11
Burgundy Technology Acquisition Corp
(e)
5,832 59
Catalyst Partners Acquisition Corp
(e)
11,996 116
CC Neuberger Principal Holdings II
(e)
28,465 282
CF Acquisition Corp IV
(e)
6,470 64
CHP Merger Corp
(e)
3,478 35
Churchill Capital Corp V
(e)
2,976 29
Churchill Capital Corp VII
(e)
6,238 61
CIIG Capital Partners II Inc
(e)
8,842 87
CIIG Capital Partners II Inc
(e)
2,334 23
CK Hutchison Holdings Ltd 50,500 354
Climate Real Impact Solutions II Acquisition
Corp
(e)
3,015 29
Cohn Robbins Holdings Corp
(e)
8,462 84
Compute Health Acquisition Corp
(e)
6,080 60
Concord Acquisition Corp II
(e)
11,995 115
Concord Acquisition Corp III
(e)
2,878 28
Conx Corp
(e)
26,133 257
Conyers Park III Acquisition Corp
(e)
4,555 45
Corazon Capital V838 Monoceros Corp
(e)
2,277 22
Crown PropTech Acquisitions
(e)
4,527 45
Decarbonization Plus Acquisition Corp IV
(e)
2,920 29
Deep Lake Capital Acquisition Corp
(e)
14,150 138
Direct Selling Acquisition Corp
(e)
1,000 10
dMY Technology Group Inc VI
(e)
8,842 86
Dragoneer Growth Opportunities Corp III
(e)
11,956 116
Dynamics Special Purpose Corp
(e)
3,625 36
E.Merge Technology Acquisition Corp
(e)
5,629 56
Elliott Opportunity II Corp
(e)
6,023 58
Enterprise 4.0 Technology Acquisition Corp
(e)
898 9
Equity Distribution Acquisition Corp
(e)
15,385 152
ESGEN Acquisition Corp
(e)
1,049 11
Eucrates Biomedical Acquisition Corp
(e)
7 —
ExcelFin Acquisition Corp
(e)
1,058 10
ExcelFin Acquisition Corp
(e)
900 9
Fifth Wall Acquisition Corp III
(e)
3,102 30
FinServ Acquisition Corp II
(e)
926 9
FinServ Acquisition Corp II
(e)
1,352 13
FinTech Acquisition Corp VI
(e)
3,128 31
Fortress Capital Acquisition Corp
(e)
14,774 144
Fortress Value Acquisition Corp III
(e)
868 9
Fortress Value Acquisition Corp III
(e)
13,390 131
Fortress Value Acquisition Corp IV
(e)
3,131 31
FTAC Athena Acquisition Corp
(e)
4,469 44
FTAC Emerald Acquisition Corp
(e)
4,347 43
FTAC Parnassus Acquisition Corp
(e)
11,970 116
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
FTAC Zeus Acquisition Corp
(e)
867 $ 9
G Squared Ascend I Inc
(e)
7,076 70
G Squared Ascend I Inc
(e)
3,009 30
Gesher I Acquisition Corp
(e)
896 9
Goal Acquisitions Corp
(e)
31,661 309
Golden Falcon Acquisition Corp
(e)
14,354 140
Gores Holdings VII Inc
(e)
8,842 86
Gores Holdings VIII Inc
(e)
37 —
Gores Technology Partners II Inc
(e)
340 3
Gores Technology Partners Inc
(e)
9,826 96
GSR II Meteora Acquisition Corp
(e)
1,073 11
HCM ACQUISITION CORP
(e)
2,444 24
Health Assurance Acquisition Corp
(e)
3,121 31
Healthcare Services Acquisition Corp
(e)
14,419 141
Home Plate Acquisition Corp
(e)
3,370 33
Horizon Acquisition Corp II
(e)
2,997 29
Independence Holdings Corp
(e)
22,891 223
Infinite Acquisition Corp
(e)
1,084 11
INSU Acquisition Corp III
(e)
3,125 31
ION Acquisition Corp 3 Ltd
(e)
3,027 29
Isleworth Healthcare Acquisition Corp
(e)
205 2
Jaws Hurricane Acquisition Corp
(e)
2,707 26
Jaws Juggernaut Acquisition Corp
(e)
9,777 94
Jaws Juggernaut Acquisition Corp
(e)
2,040 20
Jaws Mustang Acquisition Corp
(e)
3,004 29
Khosla Ventures Acquisition Co
(e)
10,300 100
Kismet Acquisition Three Corp
(e)
3,033 30
Kismet Acquisition Three Corp
(e)
1 —
KKR Acquisition Holdings I Corp
(e)
2,938 29
KL Acquisition Corp
(e)
18,376 179
L Catterton Asia Acquisition Corp
(e)
3,036 30
Landcadia Holdings IV Inc
(e)
3,005 29
LDH Growth Corp I
(e)
3,131 30
Live Oak Crestview Climate Acquisition Corp
(e)
3,003 29
Live Oak Mobility Acquisition Corp
(e)
4,340 42
Longview Acquisition Corp II
(e)
3,310 32
M3-Brigade Acquisition II Corp
(e)
2,570 25
Macondray Capital Acquisition Corp I
(e)
4,047 40
Magnum Opus Acquisition Ltd
(e)
2,970 30
MedTech Acquisition Corp/NY
(e)
3,081 31
Motive Capital Corp
(e)
1,509 15
Motive Capital Corp II
(e)
11,171 111
New Vista Acquisition Corp
(e)
527 5
New Vista Acquisition Corp
(e)
10,476 104
Newcourt Acquisition Corp
(e)
919 9
Newcourt Acquisition Corp
(e)
1,948 20
Noble Rock Acquisition Corp
(e)
5,171 50
Noble Rock Acquisition Corp
(e)
7,560 74
North Atlantic Acquisition Corp
(e)
3,128 31
North Mountain Merger Corp
(e)
4,550 45
Northern Genesis Acquisition Corp III
(e)
3,024 29
Omega Alpha SPAC
(e)
9,021 88
One Equity Partners Open Water I Corp
(e)
6,552 65
Peridot Acquisition Corp II
(e)
3,030 29
Pershing Square Tontine Holdings Ltd
(e)
3,910 77
Phoenix Biotech Acquisition Corp
(e)
898 9
Plum Acquisition Corp I
(e)
6,853 67
Pontem Corp
(e)
16,655 162
Post Holdings Partnering Corp
(e)
4,331 42
Prime Impact Acquisition I
(e)
8,470 84
PROOF Acquisition Corp I
(e)
3,456 35
Prospector Capital Corp
(e)
14,159 138
Pyrophyte Acquisition Corp
(e)
1,200 12
Queen's Gambit Growth Capital
(e)
3,345 33
RedBall Acquisition Corp
(e)
3,433 34
Revolution Healthcare Acquisition Corp
(e)
16,550 161
RMG Acquisition Corp III
(e)
16,414 160
Rocket Internet Growth Opportunities Corp
(e)
5,255 52
Screaming Eagle Acquisition Corp
(e)
7,933 78

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Seaport Calibre Materials Acquisition Corp
(e)
952 $ 9
Semper Paratus Acquisition Corp
(e)
1,195 12
Signal Hill Acquisition Corp
(e)
1,156 12
Simon Property Group Acquisition Holdings Inc
(e)
4,472 44
Slam Corp
(e)
327 3
Slam Corp
(e)
4,249 42
Soar Technology Acquisition Corp
(e)
584 6
Social Capital Suvretta Holdings Corp II
(e)
8,842 85
Software Acquisition Group Inc III
(e)
109 1
Spartan Acquisition Corp III
(e)
5,731 57
Supernova Partners Acquisition Co III Ltd
(e)
8,842 86
SVF Investment Corp
(e)
2,542 25
SVF Investment Corp 2
(e)
8,940 87
SVF Investment Corp 3
(e)
1,102 11
Swire Pacific Ltd 12,000 66
Target Global Acquisition I Corp
(e)
3,928 39
TCV Acquisition Corp
(e)
3,225 31
Thunder Bridge Capital Partners III Inc
(e)
16,589 161
Tishman Speyer Innovation Corp II
(e)
8,488 83
TortoiseEcofin Acquisition Corp III
(e)
4,598 44
TPG Pace Beneficial II Corp
(e)
8,842 86
USHG Acquisition Corp
(e)
4,319 44
VectoIQ Acquisition Corp II
(e)
9,058 88
Virgin Group Acquisition Corp II
(e)
15,505 153
Viscogliosi Brothers Acquisition Corp
(e)
1,321 13
Vy Global Growth
(e)
15,217 150
Warburg Pincus Capital Corp I-A
(e)
3,002 29
$ 9,552
Home Builders - 0.68%
Barratt Developments PLC 12,839 105
Century Communities Inc 1,156 74
DR Horton Inc
(c)
4,802 410
Glenveagh Properties PLC
(e),(g)
84,996 116
Lennar Corp - A Shares
(c)
15,793 1,420
NVR Inc
(e)
61 302
Persimmon PLC 4,085 131
PulteGroup Inc 8,966 445
Skyline Champion Corp
(e)
2,405 162
Thor Industries Inc 822 74
$ 3,239
Home Furnishings - 0.17%
GN Store Nord AS 2,845 151
Hoshizaki Corp 2,300 160
MillerKnoll Inc 1,765 69
Sony Group Corp 3,400 347
Whirlpool Corp 369 74
$ 801
Housewares - 0.01%
Newell Brands Inc 1,557 37
Insurance - 1.47%
Aflac Inc 6 —
Allianz SE 1,401 316
Aon PLC 666 195
Arch Capital Group Ltd
(c),(e)
3,423 161
Assicurazioni Generali SpA 10,651 211
Assurant Inc
(f)
1,499 254
AXA SA 4,841 131
Beazley PLC 5,155 31
Berkshire Hathaway Inc - Class B
(c),(e),(f)
3,081 991
Brown & Brown Inc 1,126 76
Chubb Ltd 2,683 546
Dai-ichi Life Holdings Inc 500 10
Equitable Holdings Inc 1,900 62
Everest Re Group Ltd
(c)
1,552 463
Fidelity National Financial Inc
(c)
7,946 378
Globe Life Inc 400 40
Hartford Financial Services Group Inc/The
(c)
8,600 598
Japan Post Holdings Co Ltd 33,500 277
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lancashire Holdings Ltd 9,096 $ 57
Legal & General Group PLC 18,039 67
Loews Corp 857 53
Markel Corp
(e)
217 270
Marsh & McLennan Cos Inc
(f)
3,541 550
MetLife Inc 2,207 149
MGIC Investment Corp 5,527 84
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
768 211
NMI Holdings Inc
(e)
2,131 49
Old Republic International Corp 543 14
ProAssurance Corp 2,895 70
Progressive Corp/The 1,614 171
Prudential Financial Inc 451 50
Radian Group Inc 3,808 91
SiriusPoint Ltd
(e)
8,163 60
Travelers Cos Inc/The 402 69
Voya Financial Inc 1,299 88
W R Berkley Corp
(f)
1,415 128
White Mountains Insurance Group Ltd 72 76
$ 7,047
Internet - 2.35%
Airbnb Inc
(e)
1,534 232
Alibaba Group Holding Ltd ADR
(e)
293 31
Alphabet Inc - A Shares
(c),(e),(f)
1,428 3,857
Alphabet Inc - C Shares
(e)
53 143
Amazon.com Inc
(e),(f)
662 2,033
Booking Holdings Inc
(e)
335 728
Cargurus Inc
(e)
1,887 91
CDW Corp/DE 54 9
Criteo SA ADR
(e)
1,476 49
eBay Inc
(f)
9,692 530
F5 Inc
(e)
565 114
GoDaddy Inc
(e)
1,079 90
Kakaku.com Inc 2,800 62
Match Group Inc
(e)
1,249 139
MercadoLibre Inc
(c),(e)
305 344
Meta Platforms Inc
(c),(e),(f)
5,079 1,072
Netflix Inc
(e),(f)
440 174
NortonLifeLock Inc
(f)
6,312 183
Palo Alto Networks Inc
(e)
231 137
Perficient Inc
(e)
580 59
Revolve Group Inc
(e)
1,102 52
Roku Inc
(e)
612 85
Sea Ltd ADR
(e)
1,041 152
Shopify Inc
(e)
100 69
Shutterstock Inc 528 48
Snap Inc Class A
(e)
3,808 152
Spotify Technology SA
(e)
801 125
Trend Micro Inc/Japan 3,100 173
Twitter Inc
(e)
2,018 72
Uber Technologies Inc
(e)
6,095 219
VeriSign Inc
(e)
41 9
$ 11,233
Investment Companies - 0.01%
Ares Capital Corp 635 14
Groupe Bruxelles Lambert SA 192 20
$ 34
Iron & Steel - 0.18%
Carpenter Technology Corp 2,621 101
Nippon Steel Corp 8,300 152
Nucor Corp
(f)
1,967 259
Reliance Steel & Aluminum Co 693 132
voestalpine AG 6,306 208
$ 852
Leisure Products & Services - 0.11%
MIPS AB 491 38
Peloton Interactive Inc
(e)
2,575 75
Planet Fitness Inc
(e)
389 33

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Shimano Inc 1,300 $ 302
Thule Group AB
(g)
1,421 56
Yamaha Motor Co Ltd 1,600 36
$ 540
Lodging - 0.13%
Boyd Gaming Corp 722 51
Choice Hotels International Inc 1,411 204
Hilton Grand Vacations Inc
(e)
1,952 101
Las Vegas Sands Corp
(e)
2,377 102
Marriott International Inc/MD
(e)
87 15
Melco Resorts & Entertainment Ltd ADR
(e)
8,623 86
Sands China Ltd
(e)
27,600 73
$ 632
Machinery - Construction & Mining - 0.15%
Astec Industries Inc 1,410 70
Caterpillar Inc 449 84
Mitsubishi Electric Corp 11,900 144
Sandvik AB 18,746 404
$ 702
Machinery - Diversified - 0.76%
Altra Industrial Motion Corp 1,351 57
Applied Industrial Technologies Inc 1,140 115
Cactus Inc 957 49
Colfax Corp
(e)
1,868 75
Dover Corp
(f)
2,132 334
FANUC Corp 300 55
Ichor Holdings Ltd
(e)
1,025 36
IDEX Corp 967 186
Inficon Holding AG 48 56
Ingersoll Rand Inc
(f)
1,553 78
Interpump Group SpA 1,199 65
Keyence Corp 1,200 568
Kone Oyj 5,778 337
Kornit Digital Ltd
(e)
528 50
Marel HF
(g)
9,078 53
Middleby Corp/The
(e)
938 167
Nordson Corp
(c)
1,012 230
Otis Worldwide Corp
(c),(f)
4,517 354
Rotork PLC 15,982 66
Spirax-Sarco Engineering PLC 194 31
SPX FLOW Inc 2,101 180
Stabilus SA 1,298 76
Washtec AG 973 52
Welbilt Inc
(c),(e)
10,529 249
Westinghouse Air Brake Technologies Corp 1,486 138
$ 3,657
Media - 0.68%
Altice USA Inc
(e)
19,723 228
Cable One Inc 200 287
Charter Communications Inc
(e)
268 161
Comcast Corp - Class A
(f)
3,212 150
Discovery Inc - A Shares
(e),(f)
8,665 243
iHeartMedia Inc
(e)
6,333 136
Liberty Global PLC - A Shares
(e)
10,923 282
News Corp - A Shares 2,060 46
Nexstar Media Group Inc 31 6
Quebecor Inc 6,100 133
Shaw Communications Inc
(c)
18,780 563
TEGNA Inc 32,814 752
Walt Disney Co/The
(e)
1,055 156
Wolters Kluwer NV 1,047 107
$ 3,250
Metal Fabrication & Hardware - 0.09%
MISUMI Group Inc 12,000 385
Troax Group AB 1,474 39
$ 424
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1.07%
Agnico Eagle Mines Ltd 4,070 $ 206
Barrick Gold Corp 12,600 285
Compass Minerals International Inc 1,297 76
Ecobat Holdings, Inc - Class B
(e)
2,998 2,623
Freeport-McMoRan Inc 1,288 60
Kinross Gold Corp 78,500 391
Livent Corp
(e)
4,058 96
Lundin Mining Corp 20,800 201
MP Materials Corp
(e)
2,465 112
Newcrest Mining Ltd 1,599 30
Northern Star Resources Ltd 47,587 355
Pan American Silver Corp 6,900 163
Rio Tinto PLC 6,239 488
Rio Tinto PLC ADR 639 50
South32 Ltd 301 1
$ 5,137
Miscellaneous Manufacturers - 0.47%
3M Co
(f)
1,224 182
A O Smith Corp
(c)
7,276 499
Alfa Laval AB 3,301 107
Diploma PLC 2,229 79
Eaton Corp PLC 2,053 317
General Electric Co
(f)
1,881 180
Hexpol AB 6,191 63
Illinois Tool Works Inc
(c)
2,590 560
Siemens AG 912 129
Sturm Ruger & Co Inc 752 54
Textron Inc 293 21
Trane Technologies PLC 426 66
$ 2,257
Office & Business Equipment - 0.02%
Zebra Technologies Corp
(e),(f)
259 107
Office Furnishings - 0.01%
Interface Inc 5,215 68
Oil & Gas - 1.23%
APA Corp
(f)
11,723 418
Bellatrix Exploration Ltd
(e),(h)
94,641 —
California Resources Corp 2,144 88
Canadian Natural Resources Ltd 2,426 135
Chesapeake Energy Corp 1,066 82
Chevron Corp
(c)
5,384 776
ConocoPhillips 725 69
Coterra Energy Inc
(c)
12,959 302
Diamondback Energy Inc 366 51
Eni SpA 527 8
EOG Resources Inc
(f)
2,321 267
Exxon Mobil Corp
(c),(f)
19,214 1,507
Marathon Oil Corp
(f)
4,607 104
Marathon Petroleum Corp
(c),(f)
9,323 727
Nabors Industries Ltd
(e)
762 96
Nabors Industries Ltd - Warrants
(e)
233 3
Neste Oyj 8,198 320
Occidental Petroleum Corp
(f)
5,107 223
OMV AG 1,215 58
Parkland Corp 9,300 243
Phillips 66
(c)
943 79
TotalEnergies SE 4,504 229
Valero Energy Corp
(c)
988 82
$ 5,867
Oil & Gas Services - 0.25%
Baker Hughes Co
(c)
17,108 503
DMC Global Inc
(e)
1,663 49
Halliburton Co
(f)
8,480 284
Liberty Oilfield Services Inc
(e)
5,639 70
MRC Global Inc
(e)
10,337 104
Schlumberger NV 4,335 171
$ 1,181

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.11%
Amcor PLC
(c)
4,946 $ 57
Ball Corp 1,202 108
Sealed Air Corp
(f)
3,521 236
Vidrala SA 736 57
Westrock Co
(f)
1,742 79
$ 537
Pharmaceuticals - 1.82%
AbbVie Inc 694 102
AmerisourceBergen Corp 515 73
Arvinas Inc
(e)
721 47
AstraZeneca PLC 2,774 337
AstraZeneca PLC ADR 1,321 80
Becton Dickinson and Co 416 113
BioGaia AB 1,088 56
Bristol-Myers Squibb Co
(f)
2,895 199
Chugai Pharmaceutical Co Ltd 9,700 322
Cigna Corp 391 93
CVS Health Corp
(f)
4,223 438
Dexcom Inc
(e)
211 87
GlaxoSmithKline PLC ADR 22,460 940
GoodRx Holdings Inc
(e)
1,602 44
Intellia Therapeutics Inc
(e)
254 25
Johnson & Johnson
(c),(f)
11,597 1,910
McKesson Corp
(c),(f)
3,248 894
Merck & Co Inc
(f)
2,098 160
Myovant Sciences Ltd
(e)
3,800 51
Novartis AG 2,941 258
Novo Nordisk A/S 3,383 350
Organon & Co 1,266 47
Pacira BioSciences Inc
(e)
800 53
Pfizer Inc
(f)
24,733 1,161
Premier Inc 1,910 69
Sanofi 566 59
Santen Pharmaceutical Co Ltd 29,700 338
Takeda Pharmaceutical Co Ltd 13,400 409
$ 8,715
Pipelines - 0.08%
Enbridge Inc 5,800 251
ONEOK Inc
(f)
1,780 116
Southcross Holdings
(e),(h)
615,976 31
$ 398
Private Equity - 0.14%
Blackstone Inc 4,044 516
Carlyle Group Inc/The 295 14
Intermediate Capital Group PLC 2,531 58
Onex Corp 1,300 87
$ 675
Real Estate - 0.19%
Catena AB 1,564 81
CBRE Group Inc
(f)
2,445 237
Hang Lung Properties Ltd 28,000 59
Marcus & Millichap Inc 1,850 92
McGrath RentCorp 873 71
Nyfosa AB 2,283 32
PSP Swiss Property AG 197 25
Shurgard Self Storage SA 1,043 60
Sun Hung Kai Properties Ltd 19,500 227
WeWork Inc
(e)
5,396 34
$ 918
REITs - 1.20%
Acadia Realty Trust 4,385 94
Alexandria Real Estate Equities Inc
(f)
2,062 391
American Tower Corp 1,454 330
Americold Realty Trust 2,373 63
Annaly Capital Management Inc 11,879 83
AvalonBay Communities Inc 434 103
Big Yellow Group PLC 3,493 66
Bluerock Residential Growth REIT Inc 10,046 267
British Land Co PLC/The 13,981 99
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Canadian Apartment Properties REIT 1,700 $ 71
Crown Castle International Corp 426 71
CyrusOne Inc 1,507 136
Dexus 42,798 339
Duke Realty Corp
(f)
4,238 225
Equinix Inc 80 57
Essential Properties Realty Trust Inc 1,847 47
Extra Space Storage Inc
(f)
1,714 322
Gaming and Leisure Properties Inc 311 14
Healthcare Trust of America Inc 6,430 189
Healthpeak Properties Inc
(f)
3,847 119
Hibernia REIT plc 67,339 88
Independence Realty Trust Inc 1,817 46
Mid-America Apartment Communities Inc
(f)
1,392 285
New Residential Investment Corp 6,183 64
Pebblebrook Hotel Trust 2,905 65
Piedmont Office Realty Trust Inc 8,175 139
Prologis Inc 187 27
Public Storage
(f)
1,280 454
Realty Income Corp
(f)
2,120 140
Regency Centers Corp 446 29
Ryman Hospitality Properties Inc
(e)
545 48
SBA Communications Corp 42 13
Simon Property Group Inc
(c)
1,184 163
UDR Inc 686 38
UNITE Group PLC/The 3,213 46
Uniti Group Inc 6,968 90
Veris Residential Inc
(e)
4,333 73
VICI Properties Inc 13,569 380
Welltower Inc 70 6
Weyerhaeuser Co
(f)
10,542 410
Workspace Group PLC 5,480 57
$ 5,747
Retail - 2.10%
Advance Auto Parts Inc
(f)
1,042 213
Alimentation Couche-Tard Inc 16,400 644
AutoZone Inc
(e),(f)
217 404
Bath & Body Works Inc
(c),(f)
8,928 477
Best Buy Co Inc 187 18
Canadian Tire Corp Ltd 2,800 413
CarMax Inc
(e)
1,638 179
Costco Wholesale Corp 22 11
Dollar General Corp 218 43
Dollar Tree Inc
(e)
727 103
Europris ASA
(g)
9,210 59
Five Below Inc
(e)
268 44
Floor & Decor Holdings Inc
(e)
320 31
Genuine Parts Co
(f)
2,117 259
H & M Hennes & Mauritz AB 5,041 84
Home Depot Inc/The
(c),(f)
2,005 633
Industria de Diseno Textil SA 8,252 216
LL Flooring Holdings Inc
(e)
4,526 73
Lowe's Cos Inc
(c),(f)
3,165 699
Lululemon Athletica Inc
(e)
407 130
McDonald's Corp 3,031 742
National Vision Holdings Inc
(e)
1,308 48
Next PLC 1,302 119
O'Reilly Automotive Inc
(e),(f)
601 390
Ross Stores Inc
(c),(f)
2,994 274
Sportsman's Warehouse Holdings Inc
(e)
12,457 142
Starbucks Corp 1,441 132
Target Corp
(c),(f)
4,159 831
TJX Cos Inc/The
(c)
11,049 731
Ulta Beauty Inc
(e)
414 155
Walgreens Boots Alliance Inc
(c)
2,289 106
Walmart Inc
(c)
4,419 597
WH Smith PLC
(e)
3,713 80

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wingstop Inc 379 $ 55
Yum! Brands Inc
(c),(f)
7,483 917
$ 10,052
Savings & Loans - 0.17%
Berkshire Hills Bancorp Inc 2,757 86
Pacific Premier Bancorp Inc 1,900 73
People's United Financial Inc
(c)
29,254 617
WSFS Financial Corp 1,057 54
$ 830
Semiconductors - 1.80%
Advanced Micro Devices Inc
(c),(e)
2,520 311
Analog Devices Inc 862 138
Applied Materials Inc
(f)
5,111 685
ASML Holding NV 1,165 779
BE Semiconductor Industries NV 1,245 106
Broadcom Inc
(c),(f)
607 358
CMC Materials Inc 653 121
Intel Corp
(f)
7,642 365
KLA Corp
(c),(f)
1,521 530
Lam Research Corp 72 41
Magnachip Semiconductor Corp
(e)
211 4
Marvell Technology Inc 362 25
Microchip Technology Inc 701 50
Micron Technology Inc
(c),(f)
10,911 970
MKS Instruments Inc 808 122
Monolithic Power Systems Inc
(c)
483 221
NVIDIA Corp
(c),(f)
2,338 570
NXP Semiconductors NV
(c)
1,728 329
Qorvo Inc
(c),(e),(f)
1,676 229
QUALCOMM Inc
(c),(f)
5,842 1,004
Rambus Inc
(e)
2,856 77
Rohm Co Ltd 1,000 80
Samsung Electronics Co Ltd 789 48
Silicon Motion Technology Corp ADR 833 60
Skyworks Solutions Inc
(c)
1,639 226
SOITEC
(e)
352 57
STMicroelectronics NV 9,782 411
Synaptics Inc
(e)
587 134
Texas Instruments Inc
(c)
2,186 371
Tower Semiconductor Ltd
(e)
3,937 184
$ 8,606
Shipbuilding - 0.02%
Wartsila OYJ Abp 8,639 97
Software - 2.88%
Activision Blizzard Inc 8,687 708
Adobe Inc
(e),(f)
414 194
Agilysys Inc
(e)
2,046 86
ANSYS Inc
(e)
75 24
Autodesk Inc
(e)
179 39
Bill.com Holdings Inc
(e)
157 37
Black Knight Inc
(e)
1,900 107
Box Inc
(e)
3,836 98
Cadence Design Systems Inc
(e)
283 43
Cardlytics Inc
(e)
1,110 64
Cerner Corp 3,289 307
Citrix Systems Inc 728 75
Clarivate PLC
(e)
3,270 49
Concentrix Corp 343 69
Constellation Software Inc/Canada 198 334
CSG Systems International Inc 1,140 70
Datadog Inc
(c),(e)
54 9
Digital Turbine Inc
(e)
1,132 55
DocuSign Inc
(c),(e)
714 85
Dynatrace Inc
(c),(e)
5,910 263
Electronic Arts Inc 1,692 220
Fair Isaac Corp
(e)
295 139
Fidelity National Information Services Inc 1,103 105
Fiserv Inc
(e),(f)
1,551 152
Five9 Inc
(e)
1,280 141
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Health Catalyst Inc
(e)
1,181 $ 32
HubSpot Inc
(c),(e)
196 103
Intuit Inc
(f)
344 163
Jamf Holding Corp
(e)
2,876 98
Lightspeed Commerce Inc
(e)
2,300 60
Manhattan Associates Inc
(e)
308 41
Microsoft Corp
(c),(f)
13,671 4,084
MINDBODY Inc
(e),(h)
9,229 337
New Relic Inc
(e)
612 41
Nexon Co Ltd 8,900 194
NextGen Healthcare Inc
(e)
3,951 77
Nuance Communications Inc
(c),(e)
23,657 1,313
Oracle Corp
(f)
3,592 273
Paychex Inc
(f)
4,415 526
Paycom Software Inc
(e)
370 126
RingCentral Inc
(e)
632 83
Roper Technologies Inc 92 41
salesforce.com Inc
(e),(f)
1,474 310
SAP SE 553 62
ServiceNow Inc
(c),(e),(f)
606 351
SimCorp A/S 464 42
Snowflake Inc - Class A
(c),(e)
434 115
Square Enix Holdings Co Ltd 400 20
Synopsys Inc
(e)
264 82
Take-Two Interactive Software Inc
(c),(e)
715 116
Topicus.com Inc
(e)
314 22
Ubisoft Entertainment SA
(e)
1,591 85
UiPath Inc
(e)
2,650 92
UserTesting Inc
(e)
100 1
Veeva Systems Inc
(c),(e)
1,607 368
Verra Mobility Corp
(e)
4,797 81
VMware Inc 974 114
Workday Inc
(e)
894 205
Xperi Holding Corp 3,453 60
Ziff Davis Inc
(e)
510 51
Zoom Video Communications Inc
(c),(e)
872 116
ZoomInfo Technologies Inc
(e)
1,242 68
Zynga Inc
(e)
36,727 333
$ 13,759
Telecommunications - 1.52%
Arista Networks Inc
(e)
1,448 178
AT&T Inc 38,648 916
Calix Inc
(e)
1,444 78
Cisco Systems Inc/Delaware
(c),(f)
12,037 671
Corning Inc 1,476 60
Deutsche Telekom AG 8,077 145
Elisa Oyj 2,611 145
Hellenic Telecommunications Organization SA 6,471 129
HMS Networks AB 667 28
InterDigital Inc 877 57
Juniper Networks Inc
(f)
3,764 127
Koninklijke KPN NV 43,446 149
Lumen Technologies Inc 4,356 45
Motorola Solutions Inc
(c),(f)
2,489 549
NeoPhotonics Corp
(c),(e)
16,460 252
Nippon Telegraph & Telephone Corp 14,500 417
Plantronics Inc
(e)
2,470 70
SoftBank Group Corp 7,000 314
Telefonaktiebolaget LM Ericsson 13,051 120
T-Mobile US Inc
(e)
5,187 638
Verizon Communications Inc 1,010 54
Vodafone Group PLC ADR
(c)
53,300 943
Vodafone Group PLC 93,100 164
Vonage Holdings Corp
(c),(e)
49,205 1,000
$ 7,249

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0.10%
Games Workshop Group PLC 702 $ 70
Hasbro Inc 173 17
Nintendo Co Ltd 800 405
$ 492
Transportation - 1.21%
Aurizon Holdings Ltd 81,270 207
Canadian National Railway Co 1,572 195
Central Japan Railway Co 2,900 392
CSX Corp 1,051 36
Deutsche Post AG 3,712 186
DSV A/S 1,678 309
East Japan Railway Co 6,200 368
Expeditors International of Washington Inc
(f)
3,472 359
FedEx Corp 1,794 399
InPost SA
(e)
43,695 270
Kirby Corp
(e)
1,461 95
Knight-Swift Transportation Holdings Inc 1,031 56
Kuehne + Nagel International AG 2,295 626
Norfolk Southern Corp 3,190 818
Old Dominion Freight Line Inc
(c)
1,952 613
Union Pacific Corp 1,101 271
United Parcel Service Inc
(c),(f)
2,811 592
$ 5,792
Water - 0.03%
Veolia Environnement SA 3,870 135
TOTAL COMMON STOCKS $ 212,350
CONVERTIBLE PREFERRED STOCKS
- 0.81% Shares Held Value (000's)
Banks - 0.08%
Bank of America Corp 7.25%
(j)
151 $ 199
Wells Fargo & Co 7.50%
(j)
151 204
$ 403
Pipelines - 0.58%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 22
Southcross Energy Series A 0.00%
(e),(h)
2,399,339 1,560
Southcross Energy Series B 0.00%
(e),(h)
592,711 1,215
$ 2,797
Software - 0.03%
Clarivate PLC 5.25%, 06/01/2024 1,950 119
Telecommunications - 0.12%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(g)
512 554
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3,873
PREFERRED STOCKS - 0.09% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 67
Chemicals - 0.07%
FUCHS PETROLUB SE 0.99% 8,907 352
Machinery - Construction & Mining - 0.01%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
1,519 37
TOTAL PREFERRED STOCKS $ 456
BONDS - 28.36%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
$ 160 $ 160
7.50%, 06/01/2029
(g)
382 397
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
120 113
$ 670
Aerospace & Defense - 0.38%
Boeing Co/The
3.38%, 06/15/2046 250 213
3.50%, 03/01/2039 65 59
3.55%, 03/01/2038 30 28
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Boeing Co/The   (continued)
3.63%, 03/01/2048 $ 155 $ 137
3.65%, 03/01/2047 50 44
3.75%, 02/01/2050 55 51
5.15%, 05/01/2030 225 249
5.81%, 05/01/2050 30 36
Bombardier Inc
7.88%, 04/15/2027
(g)
159 161
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
541 633
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 33
7.50%, 04/15/2025
(g)
150 156
$ 1,800
Agriculture - 0.08%
Vector Group Ltd
10.50%, 11/01/2026
(g)
352 361
Airlines - 0.11%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(g)
40 41
5.75%, 04/20/2029
(g)
50 51
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 384 367
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 17 18
United Airlines Inc
4.63%, 04/15/2029
(g)
55 54
$ 531
Automobile Asset Backed Securities - 0.63%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
150 151
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(g)
350 332
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 25
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 100 98
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 98
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 135
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 216
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(g)
115 111
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(g)
140 145
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 76
3.88%, 01/15/2026
(g)
175 177
Flagship Credit Auto Trust 2022-1
2.91%, 03/15/2028
(g)
200 200
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(g)
205 201
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 146
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(g)
170 165
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 402
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 345
$ 3,023

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.61%
American Honda Finance Corp
1.50%, 01/13/2025 $ 900 $ 883
Ford Motor Co
3.25%, 02/12/2032 490 462
General Motors Co
5.40%, 04/01/2048 260 289
5.95%, 04/01/2049 150 179
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 36
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 100
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 77
3 Month USD LIBOR + 3.44%
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 890
$ 2,916
Automobile Parts & Equipment - 0.06%
Tenneco Inc
5.13%, 04/15/2029
(g)
295 296
Banks - 1.83%
Absa Group Ltd
6.38%, 05/27/2026
(j),(k),(l)
475 465
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Hipotecario SA
41.56%, 11/07/2022
(g)
ARS 10,245 81
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(g)
5,115 47
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(g),(j),(k),(l)
$ 625 576
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(g),(k),(l)
1,000 958
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Barclays PLC
3.56%, 09/23/2035
(k)
495 473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 189
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 435
Secured Overnight Financing Rate + 0.73%
HDFC Bank Ltd
3.70%, 08/25/2026
(g),(j),(k),(l)
800 744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.93%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 1,000 950
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(j),(k),(l)
1,025 1,014
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Morgan Stanley
2.48%, 01/21/2028
(k)
290 285
Secured Overnight Financing Rate + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered Bank
2.89%, 01/28/2023
(g),(m)
CNH 10,300 $ 1,645
Standard Chartered PLC
3.27%, 02/18/2036
(g),(k)
$ 375 346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
UniCredit SpA
2.57%, 09/22/2026
(g),(k)
350 334
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 8,753
Beverages - 0.06%
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
270 273
Building Materials - 0.37%
Cemex SAB de CV
3.88%, 07/11/2031
(g)
200 178
5.13%, 06/08/2026
(g),(j)
475 458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.20%, 09/17/2030
(g)
1,025 1,000
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(g)
150 155
$ 1,791
Chemicals - 0.46%
Ashland LLC
3.38%, 09/01/2031
(g)
155 143
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 198
ICL Group Ltd
6.38%, 05/31/2038
(g)
500 566
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
205 185
Sasol Financing USA LLC
4.38%, 09/18/2026 700 683
5.50%, 03/18/2031 425 407
$ 2,182
Commercial Mortgage Backed Securities - 0.80%
BPR Trust 2021-NRD
6.96%, 12/15/2023
(g)
140 137
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust
2014-GC21
4.94%, 05/10/2047
(g),(m)
135 129
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(g)
110 108
COMM 2012-LC4 Mortgage Trust
5.43%, 12/10/2044
(m)
10 10
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 911
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(g),(m)
349 339
5.21%, 06/15/2044
(g),(m)
160 128
Starwood Retail Property Trust 2014-STAR
2.94%, 11/15/2027
(g),(h)
170 80
1.00 x 1 Month USD LIBOR + 2.75%
4.59%, 11/15/2027
(g),(h)
645 66
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.30%, 07/15/2046
(m)
215 210
Wells Fargo Commercial Mortgage Trust
2016-C36
4.17%, 11/15/2059
(m)
100 85

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2011-C3
5.51%, 03/15/2044
(g),(m)
$ 350 $ 152
WFRBS Commercial Mortgage Trust 2011-C4
4.89%, 06/15/2044
(g),(m)
845 804
WFRBS Commercial Mortgage Trust 2012-C6
5.73%, 04/15/2045
(g),(m)
481 480
WFRBS Commercial Mortgage Trust 2012-C7
4.73%, 06/15/2045
(m)
80 62
4.73%, 06/15/2045
(g),(m)
225 33
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 99
$ 3,833
Commercial Services - 0.33%
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(g)
800 766
MoneyGram International Inc
5.38%, 08/01/2026
(g)
470 491
Sabre GLBL Inc
9.25%, 04/15/2025
(g)
30 34
TriNet Group Inc
3.50%, 03/01/2029
(g)
65 61
United Rentals North America Inc
3.75%, 01/15/2032 120 114
3.88%, 02/15/2031 105 102
$ 1,568
Cosmetics & Personal Care - 0.08%
Natura Cosmeticos SA
4.13%, 05/03/2028
(g)
200 190
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
200 168
$ 358
Credit Card Asset Backed Securities - 0.04%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(g)
190 188
Diversified Financial Services - 0.47%
Aircastle Ltd
5.25%, 06/15/2026
(g),(j),(k)
60 57
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
125 119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 172
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
Antares Holdings LP
2.75%, 01/15/2027
(g)
255 237
Navient Corp
5.00%, 03/15/2027 85 82
OneMain Finance Corp
3.50%, 01/15/2027 30 28
4.00%, 09/15/2030 160 146
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
455 428
3.63%, 03/01/2029
(g)
270 253
3.88%, 03/01/2031
(g)
525 492
4.00%, 10/15/2033
(g)
245 228
$ 2,242
Electric - 0.54%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
525 489
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
325 275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Calpine Corp
3.75%, 03/01/2031
(g)
$ 135 $ 123
5.13%, 03/15/2028
(g)
125 120
Comision Federal de Electricidad
5.00%, 09/29/2036 553 562
Edison International
5.38%, 03/15/2026
(j),(k)
255 251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
NPC Ukrenergo
6.88%, 11/09/2026
(g)
425 149
NRG Energy Inc
3.63%, 02/15/2031
(g)
165 151
3.88%, 02/15/2032
(g)
70 65
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 174
4.30%, 03/15/2045 220 198
4.95%, 07/01/2050 25 25
$ 2,582
Energy - Alternate Sources - 0.09%
Energo-Pro AS
8.50%, 02/04/2027
(g)
425 414
Engineering & Construction - 0.29%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(g)
200 194
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(g)
365 369
IHS Holding Ltd
5.63%, 11/29/2026
(g)
475 466
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
700 210
6.25%, 06/24/2028 200 60
TopBuild Corp
4.13%, 02/15/2032
(g)
80 76
$ 1,375
Entertainment - 0.32%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
471 468
Everi Holdings Inc
5.00%, 07/15/2029
(g)
25 24
Genm Capital Labuan Ltd
3.88%, 04/19/2031
(g)
200 183
Penn National Gaming Inc
4.13%, 07/01/2029
(g)
65 60
Scientific Games International Inc
5.00%, 10/15/2025
(g)
48 48
7.00%, 05/15/2028
(g)
200 206
7.25%, 11/15/2029
(g)
75 80
8.25%, 03/15/2026
(g)
449 469
$ 1,538
Food - 0.45%
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
534 539
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(g)
70 66
3.75%, 12/01/2031
(g)
85 78
Kraft Heinz Foods Co
4.88%, 10/01/2049 250 277
5.20%, 07/15/2045 175 198
MARB BondCo PLC
3.95%, 01/29/2031 200 176
3.95%, 01/29/2031
(g)
360 317
Pilgrim's Pride Corp
3.50%, 03/01/2032
(g)
215 197
4.25%, 04/15/2031
(g)
10 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
TreeHouse Foods Inc
4.00%, 09/01/2028 $ 330 $ 301
$ 2,159
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 170 159
Gas - 0.10%
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(g)
481 480
Healthcare - Products - 0.04%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
190 183
Healthcare - Services - 0.17%
Centene Corp
2.50%, 03/01/2031 265 244
2.63%, 08/01/2031 160 148
3.00%, 10/15/2030 75 71
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
35 34
4.00%, 03/15/2031
(g)
35 33
HCA Inc
3.50%, 09/01/2030 135 134
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
85 83
Tenet Healthcare Corp
4.63%, 06/15/2028
(g)
5 5
6.13%, 10/01/2028
(g)
65 66
$ 818
Insurance - 0.10%
Athene Global Funding
1.72%, 01/07/2025
(g)
375 366
Global Atlantic Fin Co
4.40%, 10/15/2029
(g)
130 135
$ 501
Internet - 1.09%
Getty Images Inc
9.75%, 03/01/2027
(g)
1,544 1,608
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(g)
120 114
Netflix Inc
4.88%, 04/15/2028 25 27
4.88%, 06/15/2030
(g)
230 251
5.38%, 11/15/2029
(g)
35 39
5.88%, 11/15/2028 145 164
6.38%, 05/15/2029 200 233
Prosus NV
3.26%, 01/19/2027
(g)
825 791
Uber Technologies Inc
4.50%, 08/15/2029
(g)
435 416
6.25%, 01/15/2028
(g)
55 56
7.50%, 09/15/2027
(g)
715 764
United Group BV
4.00%, 11/15/2027 EUR 200 207
4.63%, 08/15/2028
(g)
500 521
$ 5,191
Investment Companies - 0.51%
Ares Capital Corp
2.88%, 06/15/2028 $ 250 232
3.20%, 11/15/2031 255 230
Barings BDC Inc
3.30%, 11/23/2026
(g)
125 119
Blackstone Secured Lending Fund
2.13%, 02/15/2027
(g)
450 417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
FS KKR Capital Corp
3.13%, 10/12/2028 $ 170 $ 158
3.40%, 01/15/2026 535 526
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 235 233
Owl Rock Capital Corp
2.88%, 06/11/2028 85 77
3.40%, 07/15/2026 425 407
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 23
$ 2,422
Iron & Steel - 0.19%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 223
CSN Inova Ventures
6.75%, 01/28/2028
(g)
300 311
6.75%, 01/28/2028 200 207
JSW Steel Ltd
5.05%, 04/05/2032
(g)
200 185
$ 926
Leisure Products & Services - 0.22%
Carnival Corp
5.75%, 03/01/2027
(g)
601 585
NCL Corp Ltd
5.88%, 03/15/2026
(g)
105 101
5.88%, 02/15/2027
(g)
85 85
NCL Finance Ltd
6.13%, 03/15/2028
(g)
40 39
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
35 33
5.50%, 04/01/2028
(g)
205 201
$ 1,044
Lodging - 0.27%
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
120 114
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(g)
30 28
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(g)
105 103
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
80 76
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 187
5.75%, 07/21/2028 200 181
Studio City Finance Ltd
5.00%, 01/15/2029 400 318
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 95
4.63%, 03/01/2030
(g)
95 90
6.00%, 04/01/2027 10 10
6.63%, 07/31/2026
(g)
100 107
$ 1,309
Machinery - Construction & Mining - 0.07%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 336
Machinery - Diversified - 0.04%
John Deere Capital Corp
0.90%, 01/10/2024 85 84
1.25%, 01/10/2025 130 127
$ 211
Media - 0.90%
AMC Networks Inc
4.25%, 02/15/2029 85 80

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
$ 700 $ 656
4.25%, 01/15/2034
(g)
50 46
4.50%, 05/01/2032 20 19
4.75%, 02/01/2032
(g)
145 141
Cengage Learning Inc
9.50%, 06/15/2024
(g)
243 243
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.40%, 12/01/2061 1,020 909
CSC Holdings LLC
4.63%, 12/01/2030
(g)
600 500
DISH DBS Corp
5.13%, 06/01/2029 155 131
5.25%, 12/01/2026
(g)
440 431
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 310
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
425 408
TEGNA Inc
4.63%, 03/15/2028 62 62
5.00%, 09/15/2029 371 370
$ 4,306
Mining - 0.51%
Endeavour Mining PLC
5.00%, 10/14/2026
(g)
550 517
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
405 416
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
155 150
Glencore Funding LLC
2.85%, 04/27/2031
(g)
315 296
Stillwater Mining Co
4.00%, 11/16/2026
(g)
750 716
4.50%, 11/16/2029
(g)
350 320
Volcan Cia Minera SAA
4.38%, 02/11/2026
(g)
30 29
$ 2,444
Mortgage Backed Securities - 0.57%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 65 66
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 37 37
5.50%, 08/25/2034 40 41
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 91 93
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 29 29
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 41 42
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 41 43
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 43 43
Banc of America Mortgage 2005-A Trust
2.57%, 02/25/2035
(m)
13 13
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(g),(m)
140 136
CHL Mortgage Pass-Through Trust 2004-HYB4
2.72%, 09/20/2034
(m)
18 18
CIM Trust
2.57%, 07/25/2059
(g),(m)
161 158
Connecticut Avenue Securities Trust 2020-R01
2.24%, 01/25/2040
(g)
66 66
1.00 x 1 Month USD LIBOR + 2.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 $ 25 $ 26
CSMC 2019-RP10 Trust
2.95%, 12/26/2059
(g),(m)
238 237
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(g),(m)
160 159
DSLA Mortgage Loan Trust 2005-AR5
0.83%, 09/19/2045 101 74
1.00 x 1 Month USD LIBOR + 0.66%
Fannie Mae Connecticut Avenue Securities
2.39%, 01/25/2030 25 26
1.00 x 1 Month USD LIBOR + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 34 34
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.41%, 09/25/2034 88 84
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.95%, 08/25/2035
(m)
384 347
Lehman XS Trust Series 2006-2N
0.71%, 02/25/2046 66 61
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 23 24
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 21 21
6.00%, 06/25/2034 22 23
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 123 125
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.02%, 05/25/2036
(m)
7 7
PRPM 2021-2 LLC
2.12%, 03/25/2026
(g),(m)
88 87
PRPM 2021-3 LLC
1.87%, 04/25/2026
(g),(m)
178 173
PRPM 2021-9 LLC
2.36%, 10/25/2026
(g),(m)
143 139
Structured Adjustable Rate Mortgage Loan Trust
0.50%, 07/25/2035 396 281
1.00 x 1 Month USD LIBOR + 0.31%
$ 2,713
Oil & Gas - 1.96%
Aker BP ASA
3.75%, 01/15/2030
(g)
210 213
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(e),(h)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(h)
257 —
Civitas Resources Inc
7.50%, 04/30/2026 244 244
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
Continental Resources Inc/OK
5.75%, 01/15/2031
(g)
190 212
Ecopetrol SA
4.63%, 11/02/2031 130 116
6.88%, 04/29/2030 300 314
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
675 641
5.38%, 03/30/2028
(g)
780 733
5.88%, 03/30/2031
(g)
130 120
EQT Corp
3.13%, 05/15/2026
(g)
15 15
3.63%, 05/15/2031
(g)
150 146
3.90%, 10/01/2027 30 30

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EQT Corp   (continued)
5.00%, 01/15/2029 $ 45 $ 47
Kosmos Energy Ltd
7.13%, 04/04/2026 400 383
7.50%, 03/01/2028
(g)
350 331
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
350 352
6.13%, 06/30/2025
(g)
530 541
6.50%, 06/30/2027
(g)
755 773
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
450 416
Occidental Petroleum Corp
4.10%, 02/15/2047 85 79
4.20%, 03/15/2048 175 164
4.40%, 04/15/2046 50 47
4.40%, 08/15/2049 25 24
4.50%, 07/15/2044 45 43
4.63%, 06/15/2045 15 14
OGX Austria GmbH
0.00%, 06/01/2018
(e),(g)
600 —
0.00%, 04/01/2022
(e),(g)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 24
6.50%, 02/01/2038 10 12
6.63%, 08/15/2037 40 49
7.20%, 11/01/2031 5 6
7.38%, 11/01/2031 5 6
8.13%, 09/15/2030 25 32
Petroleos Mexicanos
5.35%, 02/12/2028 475 458
5.95%, 01/28/2031 255 239
6.63%, 06/15/2035 905 819
6.70%, 02/16/2032
(g)
375 362
6.75%, 09/21/2047 694 576
6.84%, 01/23/2030 600 602
Southwestern Energy Co
4.75%, 02/01/2032 25 25
YPF SA
6.95%, 07/21/2027
(g)
135 92
$ 9,367
Oil & Gas Services - 0.05%
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 238 239
Other Asset Backed Securities - 3.06%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(g),(m)
148 143
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
97 98
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
706 721
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(g),(m)
675 230
Allegro CLO VI Ltd
2.99%, 01/17/2031
(g)
250 239
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 289
6.23%, 10/17/2036
(g)
695 731
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 947
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(g)
1,045 1,094
Barings Clo Ltd 2019-IV
3.04%, 01/15/2033
(g)
250 250
1.00 x 3 Month USD LIBOR + 2.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(m)
$ 174 $ 169
CARLYLE US CLO 2017-4 Ltd
3.04%, 01/15/2030
(g)
280 269
1.00 x 3 Month USD LIBOR + 2.80%
CIFC Funding 2021-VII Ltd
3.13%, 01/23/2035
(g)
340 339
1.00 x 3 Month USD LIBOR + 3.00%
CLI Funding VIII LLC
1.64%, 02/18/2046
(g)
360 341
DB Master Finance LLC
4.35%, 05/20/2049
(g)
205 212
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(g)
37 38
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
124 125
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
113 113
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(g)
218 209
3.67%, 10/25/2049
(g)
196 200
4.12%, 07/25/2047
(g)
509 522
Elevation CLO 2017-6 Ltd
2.94%, 07/15/2029
(g)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Generate CLO 7 Ltd
4.06%, 01/22/2033
(g)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
Greystone CRE Notes 2021-HC2 LTD
1.99%, 12/15/2039
(g)
110 110
1.00 x 1 Month USD LIBOR + 1.80%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(g)
38 39
HPEFS Equipment Trust
2.79%, 07/22/2030
(g)
500 504
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 116
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
325 312
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(g),(m)
255 256
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059
(g),(m)
130 131
Madison Park Funding XXVI Ltd
3.30%, 07/29/2030
(g)
255 249
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
2.74%, 04/15/2029
(g)
255 252
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
5.99%, 07/17/2030
(g)
500 473
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.16%, 01/22/2030
(g)
250 248
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
6.50%, 07/02/2035
(g)
250 241
1.00 x 3 Month USD LIBOR + 6.25%
OHA Loan Funding 2013-1 Ltd
3.31%, 07/23/2031
(g)
275 273
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(g)
275 276
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(g)
620 621

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OZLM XXIII Ltd
3.99%, 04/15/2034
(g)
$ 390 $ 388
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
2.25%, 07/20/2029
(g)
305 301
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.40%, 10/20/2031
(g)
480 475
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
270 268
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(g)
47 47
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
672 654
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(g)
77 67
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(g),(m)
94 92
VOLT XCIII LLC
1.89%, 02/27/2051
(g),(m)
226 221
VOLT XCVI LLC
2.12%, 03/27/2051
(g),(m)
142 139
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
78 81
$ 14,658
Packaging & Containers - 0.27%
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
446 447
7.88%, 07/15/2026
(g)
199 205
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
667 656
$ 1,308
Pharmaceuticals - 0.44%
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
45 43
5.00%, 01/30/2028
(g)
90 75
5.00%, 02/15/2029
(g)
10 8
5.25%, 01/30/2030
(g)
75 61
5.25%, 02/15/2031
(g)
205 163
6.25%, 02/15/2029
(g)
10 9
7.00%, 01/15/2028
(g)
20 18
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
358 374
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 220
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,122
$ 2,093
Pipelines - 0.40%
DCP Midstream Operating LP
3.25%, 02/15/2032 220 205
5.13%, 05/15/2029 30 32
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
775 720
2.16%, 03/31/2034 300 279
2.94%, 09/30/2040
(g)
205 189
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 250 246
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
50 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
4.55%, 02/01/2030 $ 35 $ 36
5.30%, 03/01/2048 70 72
5.45%, 04/01/2044 10 10
5.50%, 08/15/2048 5 5
5.75%, 02/01/2050 50 51
$ 1,893
Real Estate - 0.40%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 80
CFLD Cayman Investment Ltd
0.00%, 09/28/2022
(e)
205 42
China Evergrande Group
0.00%, 06/28/2025
(e)
200 28
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(e)
400 89
0.00%, 04/16/2025
(e)
200 44
0.00%, 11/11/2025
(e)
200 44
0.00%, 06/01/2026
(e)
200 44
KWG Group Holdings Ltd
6.30%, 02/13/2026 210 75
Sunac China Holdings Ltd
6.50%, 01/26/2026 200 77
Times China Holdings Ltd
6.20%, 03/22/2026 210 69
WeWork Cos Inc
7.88%, 05/01/2025
(g)
1,002 907
WeWork Cos LLC / WW Co-Obligor Inc
5.00%, 07/10/2025
(g)
367 309
Yuzhou Group Holdings Co Ltd
6.35%, 01/13/2027 400 68
7.85%, 08/12/2026 200 33
Zhenro Properties Group Ltd
6.63%, 01/07/2026 200 21
$ 1,930
Regional Authority - 0.12%
Provincia de Buenos Aires/Government Bonds
39.49%, 05/31/2022 ARS 51,665 484
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
41.78%, 04/12/2025
(g)
11,045 98
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
$ 582
REITs - 0.09%
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 135 132
National Health Investors Inc
3.00%, 02/01/2031 35 32
SBA Communications Corp
3.13%, 02/01/2029 280 260
$ 424
Retail - 0.14%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
255 250
Carvana Co
5.63%, 10/01/2025
(g)
125 120
5.88%, 10/01/2028
(g)
60 54
Lithia Motors Inc
3.88%, 06/01/2029
(g)
75 74
Target Corp
1.95%, 01/15/2027 50 50
Yum! Brands Inc
3.63%, 03/15/2031 130 121
$ 669

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.05%
Oracle Corp
3.95%, 03/25/2051 $ 230 $ 211
Playtika Holding Corp
4.25%, 03/15/2029
(g)
40 37
$ 248
Sovereign - 7.38%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,752
Angolan Government International Bond
8.00%, 11/26/2029 400 391
9.50%, 11/12/2025 1,125 1,200
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(m)
3,150 1,005
1.13%, 07/09/2035
(m)
2,076 614
Bahamas Government International Bond
6.00%, 11/21/2028 725 602
Bahrain Government International Bond
6.00%, 09/19/2044 325 272
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 2,585 486
10.00%, 01/01/2027 16,000 2,968
Colombia Government International Bond
5.20%, 05/15/2049 $ 300 253
5.63%, 02/26/2044 700 631
6.13%, 01/18/2041 550 533
Dominican Republic International Bond
4.50%, 01/30/2030 150 139
4.88%, 09/23/2032 250 228
Ecuador Government International Bond
0.50%, 07/31/2040
(m)
700 429
1.00%, 07/31/2035
(m)
500 351
5.00%, 07/31/2030
(m)
450 394
Egypt Government International Bond
7.90%, 02/21/2048 425 312
8.50%, 01/31/2047 650 502
El Salvador Government International Bond
6.38%, 01/18/2027 100 55
7.12%, 01/20/2050 725 357
7.63%, 09/21/2034 125 64
7.63%, 02/01/2041 450 226
7.65%, 06/15/2035 350 182
Export-Import Bank of Korea
4.89%, 08/09/2023
(g)
INR 41,100 536
6.75%, 08/09/2022 7,100 95
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 4,450,000 306
6.50%, 02/15/2031 6,300,000 439
7.00%, 05/15/2027 3,050,000 225
9.00%, 03/15/2029 9,550,000 764
Iraq International Bond
5.80%, 01/15/2028 $ 1,481 1,420
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 475 454
4.88%, 01/30/2032
(g)
1,100 1,050
5.88%, 10/17/2031 200 207
Mexican Bonos
6.75%, 03/09/2023 MXN 8,884 431
7.75%, 11/23/2034 64,800 3,106
8.50%, 11/18/2038 4,968 251
Mexico Government International Bond
3.77%, 05/24/2061 $ 205 166
4.28%, 08/14/2041 335 314
Nigeria Government International Bond
7.14%, 02/23/2030 675 632
8.25%, 09/28/2051
(g)
300 256
8.25%, 09/28/2051 700 598
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Oman Government International Bond
6.50%, 03/08/2047 $ 400 $ 374
6.75%, 01/17/2048 925 887
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 57,700 3,370
Republic of South Africa Government
International Bond
5.00%, 10/12/2046 $ 1,325 1,080
Romanian Government International Bond
2.00%, 01/28/2032 EUR 200 181
2.00%, 04/14/2033 400 345
2.75%, 04/14/2041 275 227
2.88%, 04/13/2042 325 269
3.75%, 02/07/2034
(g)
575 587
Sri Lanka Government International Bond
6.20%, 05/11/2027 $ 200 89
6.83%, 07/18/2026 600 282
6.85%, 11/03/2025 600 286
Tunisian Republic
5.63%, 02/17/2024 EUR 225 198
5.75%, 01/30/2025 $ 650 481
6.38%, 07/15/2026 EUR 350 287
Turkey Government International Bond
4.88%, 04/16/2043 $ 700 484
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(m)
450 95
6.88%, 05/21/2029 200 65
6.88%, 05/21/2029
(g)
575 186
Zambia Government International Bond
0.00%, 04/14/2024
(e)
425 319
$ 35,288
Student Loan Asset Backed Securities - 0.33%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 141
Navient Private Education Refi Loan Trust
2018-C
4.22%, 06/16/2042
(g)
340 347
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(g)
100 98
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(g)
100 97
SLM Private Credit Student Loan Trust 2003-A
3.61%, 06/15/2032 187 186
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.59%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
3.61%, 03/15/2033 300 299
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 100
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 103
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 158
$ 1,579
Supranational Bank - 0.14%
Africa Finance Corp
2.88%, 04/28/2028
(g)
600 575
International Finance Corp
5.85%, 11/25/2022 INR 8,170 109
$ 684
Telecommunications - 0.58%
CommScope Inc
7.13%, 07/01/2028
(g)
$ 455 429

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
$ 190 $ 170
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
868 879
CT Trust
5.13%, 02/03/2032
(g)
200 200
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
355 359
SoftBank Group Corp
4.63%, 07/06/2028 200 184
VEON Holdings BV
3.38%, 11/25/2027
(g)
1,100 473
3.38%, 11/25/2027 200 86
$ 2,780
TOTAL BONDS $ 135,638
CONVERTIBLE BONDS - 0.75%
Principal
Amount (000's) Value (000's)
Airlines - 0.11%
JetBlue Airways Corp
0.50%, 04/01/2026
(g)
$ 60 $ 58
Southwest Airlines Co
1.25%, 05/01/2025 355 474
$ 532
Biotechnology - 0.17%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 125
1.25%, 05/15/2027 495 505
Guardant Health Inc
0.00%, 11/15/2027
(e)
60 50
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(e),(g)
75 68
Livongo Health Inc
0.88%, 06/01/2025 45 47
$ 795
Entertainment - 0.02%
Penn National Gaming Inc
2.75%, 05/15/2026 50 119
Healthcare - Services - 0.08%
Teladoc Health Inc
1.25%, 06/01/2027 450 395
Internet - 0.06%
Twitter Inc
0.00%, 03/15/2026
(e),(g)
130 112
Uber Technologies Inc
0.00%, 12/15/2025
(e)
170 155
$ 267
Leisure Products & Services - 0.06%
NCL Corp Ltd
1.13%, 02/15/2027
(g)
235 211
Peloton Interactive Inc
0.00%, 02/15/2026
(e),(g)
95 81
$ 292
Media - 0.18%
DISH Network Corp
0.00%, 12/15/2025
(e)
15 15
2.38%, 03/15/2024 140 133
3.38%, 08/15/2026 770 698
$ 846
Software - 0.02%
Splunk Inc
1.13%, 06/15/2027 110 100
Telecommunications - 0.05%
Vonage Holdings Corp
1.75%, 06/01/2024 182 240
TOTAL CONVERTIBLE BONDS $ 3,586
CREDIT LINKED STRUCTURED NOTES
- 0.12%
Principal
Amount (000's) Value (000's)
Sovereign - 0.12%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(g)
CNH 3,600 $ 589
TOTAL CREDIT LINKED STRUCTURED NOTES $ 589
SENIOR FLOATING RATE INTERESTS
- 0.15%
Principal
Amount (000's) Value (000's)
Commercial Services - 0.03%
CoreLogic Inc
4.00%, 04/14/2028
(n)
$ 160 $ 157
1 Month USD LIBOR + 3.50%
Entertainment - 0.01%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(h),(n),(o)
75 30
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, PIK 2.50%, 09/25/2024
(e),(h),(n),(o)
832 —
1 Month USD LIBOR + 6.50%
$ 30
Insurance - 0.01%
AmWINS Group Inc
3.00%, 02/21/2028
(n)
43 42
1 Month USD LIBOR + 2.25%
Lodging - 0.01%
BRE/Everbright M6 Borrower LLC
5.75%, 08/19/2026
(n)
45 45
1 Month USD LIBOR + 5.00%
Media - 0.05%
Directv Financing LLC
5.75%, 08/02/2027
(n)
98 97
1 Month USD LIBOR + 5.00%
Ziggo BV
3.00%, 01/17/2029
(n)
EUR 115 125
3 Month Euro Interbank Offered Rate +
3.00%
$ 222
Software - 0.04%
Playtika Holding Corp
2.85%, 03/11/2028
(n)
$ 213 211
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 707
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.25%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0.25%
0.03%, 02/24/2022
(p)
$ 400 $ 400
1.01%, 02/23/2023
(p),(q)
785 777
$ 1,177
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,177
TOTAL PURCHASED OPTIONS - 0.22% $ 1,038
Total Investments $ 451,402
Other Assets and Liabilities -  5.63% 26,940
TOTAL NET ASSETS - 100.00% $ 478,342
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $30,252 or 6.32%
of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $42,729 or 8.93% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73,397 or 15.34% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,968 or 0.83% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate shown is the discount rate of the original purchase.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $594 or 0.12% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 18.84%
Consumer, Non-cyclical 10.62%
Financial 10.22%
Government 8.01%
Communications 7.84%
Consumer, Cyclical 7.32%
Industrial 6.75%
Technology 6.35%
Energy 4.71%
Asset Backed Securities 4.06%
Basic Materials 3.88%
Diversified 2.00%
Utilities 1.79%
Mortgage Securities 1.37%
Investment Companies 0.39%
Purchased Options 0.22%
Investments Sold Short (10.55)%
Other Assets and Liabilities
16.18%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 93,359 $ 211,551 $ 220,961 $ 83,949
$ 93,359 $ 211,551 $ 220,961 $ 83,949
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 177 0.04%
Total $ 177 0.04%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - AT&T Inc N/A 197 $ 20 $ 22.00 03/21/2022 $ 5 $ 4 $ (1)
Put - AT&T Inc N/A 171 17 $ 21.00 03/21/2022 3 2 (1)
Put - Bayer AG N/A 105 EUR 11 EUR 44.00 03/21/2022 16 3 (13)
Put - DaimlerChrysler AG N/A 73 7 EUR 68.00 03/21/2022 12 2 (10)
Put - Deutsche Telekom AG N/A 403 40 EUR 16.20 04/18/2022 28 51 23
Put - Deutsche Telekom AG N/A 422 42 EUR 15.50 03/21/2022 20 11 (9)
Put - Glaxosmithkline PLC - ADR N/A 111 $ 11 $ 40.00 05/23/2022 10 16 6
Put - Glaxosmithkline PLC - ADR N/A 163 16 $ 37.00 05/23/2022 7 11 4
Put - Glaxosmithkline PLC - ADR N/A 60 6 $ 35.00 05/23/2022 3 2 (1)
Put - Hartford Financial N/A 86 9 $ 55.00 03/21/2022 9 — (9)
Put - Johnson & Johnson N/A 14 1 $ 155.00 03/21/2022 3 1 (2)
Put - Johnson & Johnson N/A 27 3 $ 150.00 03/21/2022 3 1 (2)
Put - Lennar Corp - A Shares N/A 65 7 $ 80.00 05/23/2022 22 24 2
Put - Lennar Corp - Class A N/A 31 3 $ 85.00 03/21/2022 6 7 1

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 21 $ 2 $ 4,100.00 06/21/2022 $ 409 $ 291 $ (118)
Put - S&P 500 Index N/A 12 1 $ 4,225.00 09/19/2022 239 292 53
Put - S&P 500 Index N/A 10 1 $ 3,950.00 09/19/2022 179 167 (12)
Put - S&P 500 Index N/A 20 2 $ 4,100.00 03/21/2022 171 69 (102)
Put - S&P 500 Index N/A 533 53 $ 15.00 04/18/2022 17 8 (9)
Put - SPDR S&P 500 ETF TRUST N/A 20 2 $ 435.00 03/21/2022 23 20 (3)
Put - SPDR S&P 500 ETF TRUST N/A 7 1 $ 430.00 03/21/2022 7 6 (1)
Put - Take-Two Interactive
Software Inc
N/A 14 1 $ 155.00 06/21/2022 13 17 4
Put - Valvoline Inc N/A 210 21 $ 30.00 04/18/2022 15 14 (1)
Put - Vivendi SE N/A 516 EUR 52 EUR 10.50 04/18/2022 12 14 2
Put - Zimmer Biomet Holdings N/A 34 $ 3 $ 115.00 03/21/2022 11 3 (8)
Put - Zimmer Biomet Holdings N/A 51 5 $ 110.00 03/21/2022 18 2 (16)
Total $ 1,261 $ 1,038 $ (223)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Activision Blizzard Inc N/A 6 $ 1 $ 79.00 03/21/2022 $ (1) $ (2) $ (1)
Call - Activision Blizzard Inc N/A 16 2 $ 77.50 03/21/2022 (5) (7) (2)
Call - Activision Blizzard Inc N/A 14 1 $ 80.00 03/21/2022 (4) (3) 1
Call - Activision Blizzard Inc N/A 23 2 $ 75.00 03/21/2022 (11) (15) (4)
Call - Arena Pharmaceuticals Inc N/A 2 — $ 100.00 04/18/2022 — — —
Call - Arena Pharmaceuticals Inc N/A 10 1 $ 95.00 03/21/2022 (2) (2) —
Call - AT&T Inc N/A 102 10 $ 24.00 03/21/2022 (11) (5) 6
Call - AT&T Inc N/A 266 27 $ 25.00 03/21/2022 (44) (4) 40
Call - Bayer AG N/A 105 EUR 11 EUR 50.00 03/21/2022 (13) (34) (21)
Call - Bristol-Myers Squibb N/A 1 $ — $ 70.00 04/18/2022 — — —
Call - Citrix Systems Inc N/A 1 — $ 105.00 04/15/2022 — — —
Call - Citrix Systems Inc N/A 30 3 $ 105.00 03/21/2022 — — —
Call - Coca-Cola Co/The N/A 1 — $ 65.00 04/18/2022 — — —
Call - Conocophillips N/A 1 — $ 100.00 04/18/2022 — — —
Call - DaimlerChrysler AG N/A 73 EUR 7 EUR 80.00 03/21/2022 (61) (45) 16
Call - Deutsche Telekom AG N/A 403 40 EUR 17.00 04/18/2022 (38) (12) 26
Call - Deutsche Telekom AG N/A 211 21 EUR 16.50 03/21/2022 (9) (6) 3
Call - Exxon Mobil Corp N/A 1 $ — $ 85.00 04/18/2022 — — —
Call - Five9 Inc N/A 3 — $ 95.00 03/21/2022 (4) (5) (1)
Call - Glaxosmithkline PLC - ADR N/A 111 11 $ 45.00 05/23/2022 (19) (10) 9
Call - Glaxosmithkline PLC - ADR N/A 60 6 $ 39.00 05/23/2022 (18) (24) (6)
Call - Glaxosmithkline PLC - ADR N/A 163 16 $ 43.00 05/23/2022 (42) (26) 16
Call - Hartford Financial N/A 86 9 $ 65.00 03/21/2022 (48) (42) 6
Call - Interpublic Group N/A 2 — $ 39.00 04/18/2022 — — —
Call - Johnson & Johnson N/A 41 4 $ 165.00 03/21/2022 (28) (11) 17
Call - Lennar Corp - A Shares N/A 32 3 $ 100.00 05/23/2022 (11) (10) 1
Call - Lennar Corp - A Shares N/A 22 2 $ 92.50 05/23/2022 (14) (13) 1
Call - Lennar Corp - Class A N/A 31 3 $ 90.00 03/21/2022 (27) (13) 14
Call - Moneygram International N/A 32 3 $ 11.00 05/23/2022 (1) (1) —
Call - Moneygram International N/A 24 2 $ 11.00 03/21/2022 — — —
Call - S&P 500 Index N/A 588 59 $ 8.00 03/21/2022 (62) (66) (4)
Call - SPDR S&P 500 ETF TRUST N/A 6 1 $ 450.00 03/21/2022 (2) (2) —
Call - Tyson Foods Inc N/A 1 — $ 97.50 04/18/2022 — — —
Call - Valvoline Inc N/A 184 18 $ 35.00 04/18/2022 (18) (11) 7
Call - Vivendi SE N/A 516 EUR 52 EUR 11.50 04/18/2022 (42) (25) 17
Call - Vodafone Group PLC-SP
ADR
N/A 533 $ 53 $ 17.00 04/18/2022 (40) (67) (27)
Call - Wells Fargo & Co N/A 1 — $ 60.00 04/18/2022 — — —
Call - Zimmer Biomet Holdings N/A 56 6 $ 125.00 03/21/2022 (16) (28) (12)
Call - Zynga Inc N/A 35 4 $ 8.00 04/18/2022 (4) (4) —
Put - S&P 500 Index N/A 12 1 $ 3,850.00 09/19/2022 (155) (173) (18)
Put - S&P 500 Index N/A 10 1 $ 3,600.00 09/19/2022 (108) (100) 8
Put - S&P 500 Index N/A 21 2 $ 3,750.00 06/21/2022 (264) (154) 110
Put - SPDR S&P 500 ETF TRUST N/A 27 3 $ 410.00 03/21/2022 (14) (10) 4
Total $ (1,136) $ (930) $ 206
Amounts in thousands except contracts/shares.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
88 Day Eurodollar; June 2023 Long 33 $ 8,078 $ 11
90 Day Eurodollar; March 2023 Long 245 60,074 (66)
Australia 10 Year Bond; March 2022 Short 66 6,449 42
Brent Crude; May 2022
(a)
Long 30 2,939 198
CAC40 Index; March 2022 Long 27 2,015 (70)
Canada 10 Year Bond; June 2022 Short 29 3,127 (15)
Cocoa; May 2022
(a)
Short 19 431 36
Coffee 'C'; May 2022
(a)
Long 23 2,009 (163)
Corn; May 2022
(a)
Long 109 3,765 271
Cotton No.2; May 2022
(a)
Long 18 1,072 (39)
DAX Index; March 2022 Short 9 3,656 57
DJ Euro Stoxx 50; March 2022 Short 126 5,548 367
DJ Euro Stoxx 50; March 2022 Short 39 1,717 23
Dollar Index; March 2022 Long 17 1,644 20
E-Mini DJIA Index; March 2022 Short 20 3,384 32
Euribor; June 2023 Short 178 49,689 303
Euro Bond 10 Year Bond; March 2022 Short 73 13,672 31
Euro Schatz; March 2022 Short 333 41,814 1
Euro-Bobl 5 Year; March 2022 Short 175 25,873 280
Euro-BTP; March 2022 Short 34 5,381 (48)
FTSE100 Index; March 2022 Long 29 2,892 82
FTSE100 Index; March 2022 Short 28 2,793 (86)
Gasoline RBOB; April 2022
(a)
Long 23 2,833 113
Gold 100 oz; April 2022
(a)
Long 30 5,702 99
Hang Seng Index; March 2022 Short 23 3,334 117
ICE 3 Month Sterling Overnight Index Average; June 2023 Long 10 3,291 5
Japan 10 Year Bond TSE; March 2022 Long 4 5,236 (54)
Japan Topix Index; March 2022 Short 10 1,645 56
KC HRW Wheat; July 2022
(a)
Long 33 1,552 208
LME Copper; June 2022
(a)
Long 12 2,963 (10)
LME Copper; March 2022
(a)
Short — — 63
LME PRI Alum; June 2022
(a)
Long 32 2,692 190
LME PRI Alum; March 2022
(a)
Short — — 365
LME Zinc; June 2022
(a)
Long 20 1,831 20
LME Zinc; March 2022
(a)
Short — — 190
Low Sulphur Gasoline; April 2022
(a)
Long 27 2,308 158
Mini Japan 10 Year Bond; March 2022 Long 18 2,357 1
Nasdaq 100 E-Mini; March 2022 Long 2 569 14
Natural Gas; April 2022
(a)
Long 18 792 15
Nikkei 225 OSE; March 2022 Short 7 1,617 78
NY Harb ULSD; April 2022
(a)
Long 22 2,709 161
Russell 2000 Emini; March 2022 Short 41 4,191 106
Russell 2000 Emini; March 2022 Short 114 11,654 975
S&P 500 Emini; March 2022 Long 5 1,092 (7)
S&P 500 Emini; March 2022 Short 3 655 61
S&P Mid 400 Emini; March 2022 Short 1 266 11
S&P/TSX 60 Index; March 2022 Short 3 604 (7)
Silver; May 2022
(a)
Short 12 1,462 (3)
Soybean Meal; May 2022
(a)
Long 27 1,205 (9)
Soybean Oil; May 2022
(a)
Long 23 1,001 100
Soybean; May 2022
(a)
Long 55 4,501 143
Sugar #11; May 2022
(a)
Short 25 496 3
UK 10 Year Gilt; June 2022 Short 51 8,421 (54)
US 10 Year Note; June 2022 Short 20 2,549 (25)
US 10 Year Note; June 2022 Short 58 7,391 (65)
US 10 Year Ultra Note; June 2022 Short 65 9,186 (98)
US 2 Year Note; June 2022 Short 117 25,181 (83)
US 5 Year Note; June 2022 Short 99 11,710 (79)
US Long Bond; June 2022 Short 3 470 (7)
US Long Bond; June 2022 Short 4 627 (9)
US Long Bond; June 2022 Short 25 3,917 (58)
US Ultra Bond; June 2022 Short 19 3,533 (48)
Wheat; May 2022
(a)
Long 47 2,195 299
WTI Crude; April 2022
(a)
Long 35 3,350 221
Total $ 4,423
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/18/2022 AUD 19,418 $ 13,894 $ 212 $ —
Bank of America NA 03/18/2022 GBP 17,324 $ 23,457 6 (224)
Bank of America NA 03/18/2022 CAD 13,596 $ 10,712 19 (3)
Bank of America NA 03/18/2022 EUR 21,620 $ 24,473 20 (236)
Bank of America NA 03/18/2022 JPY 6,068,375 $ 52,938 107 (234)
Bank of America NA 03/18/2022 MXN 47,786 $ 2,268 60 (2)
Bank of America NA 03/18/2022 NZD 2,254 $ 1,521 7 (4)
Bank of America NA 03/18/2022 CHF 16,417 $ 17,892 43 (14)
Bank of America NA 03/18/2022 $ 786 MXN 16,319 — (7)
Bank of America NA 03/18/2022 $ 11,999 CHF 11,046 14 (69)
Bank of America NA 03/18/2022 $ 61,672 JPY 7,028,105 513 (8)
Bank of America NA 03/18/2022 $ 16,299 AUD 22,806 — (268)
Bank of America NA 03/18/2022 $ 22,083 GBP 16,675 10 (299)
Bank of America NA 03/18/2022 $ 16,745 CAD 21,255 54 (82)
Bank of America NA 03/18/2022 $ 38,949 EUR 34,404 353 (2)
Bank of America NA 03/18/2022 $ 6,779 NZD 10,026 9 (11)
Barclays Bank PLC 04/26/2022 $ 130 EUR 115 1 —
BNP Paribas 03/16/2022 $ 3,320 GBP 2,512 — (49)
Deutsche Bank AG 03/16/2022 $ 4,941 EUR 4,357 53 —
Deutsche Bank AG 03/16/2022 $ 239 GBP 180 — (2)
Goldman Sachs & Co 03/22/2022 $ 30 GBP 22 1 —
Goldman Sachs & Co 04/08/2022 $ 752 AUD 1,050 — (12)
Goldman Sachs & Co 04/11/2022 $ 94 AUD 131 — (1)
Goldman Sachs & Co 04/20/2022 GBP 20 $ 26 — —
Goldman Sachs & Co 04/20/2022 $ 806 GBP 593 9 (1)
Goldman Sachs & Co 04/29/2022 $ 16 EUR 15 — —
Goldman Sachs & Co 06/24/2022 $ 9 EUR 8 — —
Goldman Sachs & Co 06/29/2022 $ 101 GBP 75 — —
Goldman Sachs & Co 07/20/2022 $ 106 EUR 92 2 —
Goldman Sachs & Co 07/20/2022 $ 228 AUD 319 — (3)
Goldman Sachs & Co 07/27/2022 $ 128 AUD 178 — (2)
HSBC Securities Inc 03/10/2022 EUR 100 $ 113 — (1)
HSBC Securities Inc 03/10/2022 $ 5,102 EUR 4,462 97 —
HSBC Securities Inc 03/25/2022 CZK 34,600 $ 1,613 — (73)
HSBC Securities Inc 03/25/2022 EUR 350 $ 397 — (4)
HSBC Securities Inc 03/25/2022 RUB 278,000 $ 3,248 13 (699)
HSBC Securities Inc 03/25/2022 $ 399 PLN 1,600 18 —
HSBC Securities Inc 03/25/2022 $ 4,910 RUB 379,000 1,421 —
HSBC Securities Inc 03/25/2022 $ 6,022 EUR 5,325 46 —
JPMorgan Chase 03/03/2022 $ 641 EUR 568 5 —
JPMorgan Chase 03/08/2022 $ 249 JPY 28,704 — (1)
JPMorgan Chase 03/10/2022 EUR 375 $ 424 — (4)
JPMorgan Chase 03/10/2022 $ 226 EUR 200 2 —
JPMorgan Chase 03/25/2022 BRL 4,650 $ 891 5 —
JPMorgan Chase 03/25/2022 CLP 1,315,000 $ 1,621 21 —
JPMorgan Chase 03/25/2022 COP 6,200,000 $ 1,579 — (7)
JPMorgan Chase 03/25/2022 CZK 42,962 $ 1,934 — (22)
JPMorgan Chase 03/25/2022 EUR 2,125 $ 2,411 — (26)
JPMorgan Chase 03/25/2022 HUF 883,000 $ 2,819 — (162)
JPMorgan Chase 03/25/2022 INR 167,100 $ 2,210 1 —
JPMorgan Chase 03/25/2022 ILS 7,025 $ 2,181 9 —
JPMorgan Chase 03/25/2022 MXN 23,750 $ 1,158 — (3)
JPMorgan Chase 03/25/2022 PLN 12,700 $ 3,202 — (181)
JPMorgan Chase 03/25/2022 RUB 19,000 $ 178 — (3)
JPMorgan Chase 03/25/2022 ZAR 19,700 $ 1,296 — (18)
JPMorgan Chase 03/25/2022 KRW 1,000,000 $ 834 — (3)
JPMorgan Chase 03/25/2022 $ 1,167 PLN 4,800 25 —
JPMorgan Chase 03/25/2022 $ 1,201 HUF 390,350 26 —
JPMorgan Chase 03/25/2022 $ 2,964 EUR 2,630 13 —
JPMorgan Chase 03/25/2022 $ 2,443 ZAR 37,200 30 —
JPMorgan Chase 03/25/2022 $ 2,003 MXN 41,100 4 —
JPMorgan Chase 03/25/2022 $ 388 CZK 8,400 15 —
JPMorgan Chase 03/25/2022 $ 2,212 INR 167,100 2 —
JPMorgan Chase 03/25/2022 $ 385 RUB 31,000 99 —
JPMorgan Chase 03/29/2022 SEK 129 $ 14 — —
JPMorgan Chase 03/29/2022 $ 44 SEK 411 — —
JPMorgan Chase 04/05/2022 $ 662 EUR 584 6 —
JPMorgan Chase 04/07/2022 $ 559 EUR 494 4 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 04/11/2022 AUD 7 $ 5 $ — $ —
JPMorgan Chase 04/11/2022 $ 178 AUD 242 3 (1)
JPMorgan Chase 04/20/2022 $ 244 GBP 178 6 —
JPMorgan Chase 04/28/2022 $ 1,848 EUR 1,629 18 —
JPMorgan Chase 05/04/2022 $ 54 GBP 40 1 —
JPMorgan Chase 05/20/2022 $ 603 CAD 760 4 (2)
JPMorgan Chase 09/15/2022 $ 81 EUR 72 — —
Merrill Lynch 03/03/2022 BRL 1,191 $ 213 19 —
Merrill Lynch 03/03/2022 $ 207 BRL 1,191 — (24)
Merrill Lynch 04/26/2022 $ 215 EUR 190 2 —
Morgan Stanley & Co 03/16/2022 $ 930 CAD 1,180 — (1)
Total $ 3,408 $ (2,768)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 28,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 $ 1,600 $ 80 $ 51 $ 131 $ —
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 800 42 23 65 —
Barclays Bank PLC CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 500 27 14 41 —
Goldman Sachs & Co CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 600 26 23 49 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,200 58 40 98 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,200 61 37 98 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,300 53 53 106 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,250 54 48 102 —
JPMorgan Chase CDX.EM.36 N/A (1.00)% Quarterly 12/20/2026 1,250 54 48 102 —
Morgan Stanley & Co Mexico Government
International Bond,
4.15%, 03/28/2027
1.15% (1.00)% Quarterly 12/20/2026 2,035 (1) 15 14 —
Total $ 454 $ 352 $ 806 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 28,
2022
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Goldman Sachs & Co CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 $ 1,250 $ (53) $ (49) $ — $ (102)
HSBC Securities Inc CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 850 (36) (34) — (70)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 1,300 (56) (50) — (106)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 625 (27) (24) — (51)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 2,400 (123) (73) — (196)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 700 (35) (22) — (57)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 1,200 (60) (38) — (98)
JPMorgan Chase CDX.EM.36 N/A 1.00% Quarterly 12/20/2026 1,375 (66) (46) — (112)
Total $ (456) $ (336) $ — $ (792)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $9,700.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values of the swap, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Budapest Interbank
Offered Rate
Pay 5.32% Semiannual Annual N/A 03/16/2024 HUF 2,000,000 $ (79) $ 2 $ (77)
6 Month Budapest Interbank
Offered Rate
Receive 4.89% Annual Semiannual N/A 03/16/2032 160,000 11 (5) 6
6 Month Budapest Interbank
Offered Rate
Pay 5.32% Semiannual Annual N/A 03/16/2024 675,000 (30) 4 (26)
6 Month Budapest Interbank
Offered Rate
Receive 4.89% Annual Semiannual N/A 03/16/2032 475,000 19 — 19
6 Month Prague Interbank
Offered Rate
Receive 2.58% Annual Semiannual N/A 03/16/2032 CZK 9,000 (1) 26 25
6 Month Prague Interbank
Offered Rate
Pay 3.05% Semiannual Annual N/A 03/16/2027 15,000 (7) (17) (24)
6 Month Prague Interbank
Offered Rate
Receive 2.58% Annual Semiannual N/A 03/16/2032 30,300 (14) 97 83
6 Month Prague Interbank
Offered Rate
Pay 3.05% Semiannual Annual N/A 03/16/2027 58,000 (17) (74) (91)
6 Month Prague Interbank
Offered Rate
Pay 3.05% Semiannual Annual N/A 03/16/2027 124,000 (194) (1) (195)
6 Month Prague Interbank
Offered Rate
Receive 2.58% Annual Semiannual N/A 03/16/2032 65,500 181 (1) 180
6 Month Thai Baht Interest
Rate Fixing
Pay 1.16% Annual Annual N/A 03/16/2027 THB 39,000 (20) 1 (19)
6 Month Thai Baht Interest
Rate Fixing
Receive 0.76% Annual Annual N/A 03/16/2024 120,000 15 — 15
6 Month Thai Baht Interest
Rate Fixing
Pay 1.16% Annual Annual N/A 03/16/2027 86,000 (42) — (42)
6 Month Thai Baht Interest
Rate Fixing
Pay 1.16% Annual Annual N/A 03/16/2027 50,000 (22) (3) (25)
6 Month Thai Baht Interest
Rate Fixing
Receive 0.76% Annual Annual N/A 03/16/2024 319,000 40 — 40
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 PLN 11,200 (77) (195) (272)
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 7,200 (20) (155) (175)
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 6,700 (2) (161) (163)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,900 200 (8) 192
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 7,500 (17) (165) (182)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,900 207 (15) 192
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 7,900 (186) (6) (192)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,900 150 42 192
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 10,200 194 54 248

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 PLN 6,700 $ 79 $ 84 $ 163
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 7,600 108 77 185
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 7,700 (81) (106) (187)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 INR 329,000 9 — 9
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 165,000 (8) 13 5
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 165,000 (5) 10 5
India Overnight Mumbai
Interbank Outright Rate
Pay 5.46% Annual Annual N/A 10/07/2026 75,000 (13) 11 (2)
India Overnight Mumbai
Interbank Outright Rate
Pay 5.46% Annual Annual N/A 10/07/2026 40,000 (2) 1 (1)
India Overnight Mumbai
Interbank Outright Rate
Pay 5.46% Annual Annual N/A 10/07/2026 225,000 (38) 32 (6)
MXN TIIE Banxico Receive 7.21% Monthly Monthly N/A 03/13/2024 MXN 196,000 133 1 134
MXN TIIE Banxico Pay 7.25% Monthly Monthly N/A 03/10/2027 87,400 (104) (1) (105)
Secured Overnight Financing
Rate
Pay 1.41% Annual Annual N/A 12/17/2031 $ 3,650 3 (61) (58)
Secured Overnight Financing
Rate
Pay 1.49% Annual Annual N/A 12/17/2031 3,750 — (45) (45)
Secured Overnight Financing
Rate
Receive 1.41% Annual Annual N/A 12/17/2031 3,650 58 — 58
Secured Overnight Financing
Rate
Receive 1.49% Annual Annual N/A 12/17/2031 3,750 45 — 45
Secured Overnight Financing
Rate
Receive 1.81% Annual Annual N/A 03/18/2026 8,400 (17) — (17)
Sinacofi Chile Interbank Rate
Avg
Pay 5.05% Annual Annual N/A 03/16/2027 CLP 2,500,000 (48) (116) (164)
Sinacofi Chile Interbank Rate
Avg
Receive 5.05% Annual Annual N/A 03/16/2027 1,000,000 44 21 65
Sinacofi Chile Interbank Rate
Avg
Receive 5.05% Annual Annual N/A 03/16/2027 750,000 34 15 49
Sinacofi Chile Interbank Rate
Avg
Receive 5.05% Annual Annual N/A 03/16/2027 1,700,000 111 — 111
Sinacofi Chile Interbank Rate
Avg
Pay 5.05% Annual Annual N/A 03/16/2027 950,000 (21) (41) (62)
Total $ 576 $ (685) $ (109)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread for long securities
and 1 Day Federal Funds
Rate plus/less spread for
short securities
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 10/05/2022-
10/26/2022
$ 11,490 $ — $ 31 $ —
JPMorgan Chase
(b)
Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 08/31/2022-
10/04/2022
7,367 — — (129)
Morgan Stanley & Co
(c)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 90,624 — 4,791 —
Total $ 109,481 $ — $ 4,822 $ (129)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
CyrusOne Inc
20,067
$ 1,813
15.78%
Cerner Corp
19,206
1,791
15.59%
Zynga Inc
185,000
1,680
14.62%
Avast PLC
109,346
922
8.02%
CMC Materials Inc
4,781
887
7.72%
Sydney Airport
119,919
759
6.61%
Meggitt PLC
74,191
751
6.54%
GlaxoSmithKline PLC
12,000
502
4.37%
II-VI Inc
(7,206)
(501)
(4.36)%
Citrix Systems Inc
2,756
282
2.46%
Ferro Corp
12,064
262
2.28%
Vifor Pharma AG
1,454
255
2.22%
Link Administration Holdings Ltd
57,363
220
1.91%
Willis Towers Watson PLC
795
177
1.54%
Crown Resorts Ltd
13,566
122
1.06%
Neles Oyj
8,604
112
0.98%
Clinigen Group Plc
8,052
99
0.87%
Valmet Oyj
(2,825)
(99)
(0.86)%
Telecom Italia SpA/Milano - RSP
183,780
77
0.67%
BHP Group Ltd
(1,744)
(59)
(0.51)%
BP Midstream Partners LP
2,105
35
0.30%
Cazoo Group Ltd
8,050
28
0.25%
Swedish Orphan Biovitrum AB
1,217
25
0.22%
Entain PLC
1,083
24
0.21%
Uniper SE
193
6
0.05%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Deutsche Telekom AG
91,900
$ 1,652
22.42%
Nuance Communications Inc
21,500
1,194
16.20%
Vifor Pharma AG
5,971
1,049
14.25%
Vivendi SE
51,600
654
8.88%
Bayer AG
10,500
606
8.23%
Mercedes-Benz Group AG
7,300
574
7.80%
Avast PLC
46,243
390
5.29%
Hitachi Metals Ltd
13,161
234
3.18%
Meggitt PLC
19,752
200
2.72%
Nuveen New York AMT-Free Quality Municipal Income Fund
11,197
142
1.93%
BHP Group Ltd
(4,050)
(137)
(1.86)%
BHP Group Ltd
4,050
137
1.86%
Daimler Truck Holding AG
3,650
111
1.51%
Invesco Senior Income Trust
23,034
100
1.36%
Intertrust NV
3,573
77
1.05%
Blue Prism Group plc
3,537
60
0.82%
Invesco Dynamic Credit Opportunity Fund
3,767
46
0.63%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Marathon Oil Corp
52,126
$ 1,176
1.30%
CarMax Inc
(7,661)
(838)
(0.92)%
APA Corp
21,902
780
0.86%
Stanley Black & Decker Inc
(4,762)
(775)
(0.85)%
Equinix Inc
(1,066)
(757)
(0.83)%
CH Robinson Worldwide Inc
(7,433)
(719)
(0.79)%
Mosaic Co/The
13,366
701
0.77%
Cardinal Health Inc
(12,683)
(685)
(0.76)%
Boeing Co/The
(3,283)
(674)
(0.74)%
Humana Inc
(1,508)
(655)
(0.72)%
Match Group Inc
(5,680)
(633)
(0.70)%
Hess Corp
(6,187)
(625)
(0.69)%
Catalent Inc
(6,057)
(618)
(0.68)%
Procter & Gamble Co/The
3,879
605
0.67%
Clorox Co/The
(4,143)
(604)
(0.66)%
Coterra Energy Inc
(25,363)
(592)
(0.65)%
EOG Resources Inc
5,093
585
0.64%
MarketAxess Holdings Inc
(1,517)
(579)
(0.64)%
Anthem Inc
1,272
575
0.63%
Lamb Weston Holdings Inc
(8,483)
(564)
(0.62)%
Jack Henry & Associates Inc
(3,173)
(561)
(0.62)%
ConocoPhillips
(5,755)
(546)
(0.60)%
Etsy Inc
(3,495)
(541)
(0.60)%
International Flavors & Fragrances Inc
(4,067)
(541)
(0.60)%
Meta Platforms Inc
2,551
538
0.60%
Huntington Ingalls Industries Inc
(2,626)
(537)
(0.59)%
Hormel Foods Corp
(10,789)
(514)
(0.57)%
Rollins Inc
(15,680)
(512)
(0.57)%
Pool Corp
(1,112)
(510)
(0.56)%
Hewlett Packard Enterprise Co
(31,752)
(505)
(0.56)%
Generac Holdings Inc
(1,599)
(504)
(0.56)%
Tyson Foods Inc
5,419
502
0.55%
Fidelity National Information Services Inc
(5,270)
(502)
(0.55)%
Lockheed Martin Corp
1,154
501
0.55%
McDonald's Corp
2,041
500
0.55%
Enphase Energy Inc
(2,992)
(499)
(0.55)%
Dollar Tree Inc
(3,505)
(498)
(0.55)%
Eversource Energy
(6,038)
(494)
(0.54)%
Darden Restaurants Inc
(3,328)
(483)
(0.53)%
VF Corp
(8,289)
(481)
(0.53)%
Pinnacle West Capital Corp
(6,625)
(469)
(0.52)%
Analog Devices Inc
(2,886)
(463)
(0.51)%
Corteva Inc
(8,815)
(459)
(0.51)%
State Street Corp
(5,304)
(453)
(0.50)%
DTE Energy Co
3,702
450
0.50%
Conagra Brands Inc
(12,814)
(448)
(0.50)%
Abbott Laboratories
3,678
444
0.49%
AbbVie Inc
2,974
439
0.49%
Teledyne Technologies Inc
(1,021)
(438)
(0.48)%
Walmart Inc
3,243
438
0.48%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (10.43)% Shares Value (000's)
Advertising - (0.07)%
Dentsu Group Inc 900 $ 36
Hakuhodo DY Holdings Inc 23,100 307
$ 343
Aerospace & Defense - (0.41)%
CAE Inc 14,300 383
Dassault Aviation SA 6,313 939
HEICO Corp - Class A 3,446 424
TransDigm Group Inc 301 201
$ 1,947
Agriculture - (0.03)%
Archer-Daniels-Midland Co 1,946 153
Airlines - (0.35)%
Air Canada 21,200 401
ANA Holdings Inc 9,400 207
Japan Airlines Co Ltd 30,800 611
Southwest Airlines Co 11,172 489
$ 1,708
Apparel - (0.03)%
VF Corp 2,840 165
Automobile Manufacturers - (0.01)%
Stellantis NV 2,242 41
Automobile Parts & Equipment - (0.27)%
Aptiv PLC 3,130 405
BorgWarner Inc 9,274 380
Continental AG 810 69
Lear Corp 1,621 255
Sumitomo Electric Industries Ltd 2,700 36
Toyota Industries Corp 2,800 213
$ 1,358
Banks - (0.25)%
Chiba Bank Ltd/The 4,900 31
Danske Bank A/S 1,260 21
ING Groep NV 14,632 171
M&T Bank Corp 3,454 629
State Street Corp 588 50
SVB Financial Group 433 262
$ 1,164
Beverages - (0.08)%
Constellation Brands Inc 274 59
JDE Peet's NV 3,574 117
Keurig Dr Pepper Inc 468 18
Molson Coors Beverage Co 1,289 67
Remy Cointreau SA 913 176
$ 437
Biotechnology - (0.17)%
Argenx SE 1,456 422
BioMarin Pharmaceutical Inc 4,912 384
$ 806
Building Materials - (0.20)%
Carrier Global Corp 4,488 201
CRH PLC 1,179 54
Investment AB Latour 17,122 473
Mohawk Industries Inc 1,179 166
Nibe Industrier AB 5,228 47
ROCKWOOL International A/S 19 7
$ 948
Chemicals - (0.68)%
Air Products and Chemicals Inc 1,407 332
Akzo Nobel NV 732 70
Albemarle Corp 2,336 458
Chr Hansen Holding A/S 3,807 278
Croda International PLC 2,976 298
Ecolab Inc 1,358 239
International Flavors & Fragrances Inc 3,754 499
Koninklijke DSM NV 677 127
Mosaic Co/The 4,985 261
Nippon Sanso Holdings Corp 20,000 391
Nissan Chemical Corp 600 34
COMMON STOCKS (continued) Shares Value (000’s)
Chemicals (continued)
RPM International Inc 3,641 $ 308
$ 3,295
Coal - 0.00%
Raspadskaya OJSC 671 1
Commercial Services - (0.72)%
Amadeus IT Group SA 4,880 322
Global Payments Inc 100 13
GMO Payment Gateway Inc 200 19
Persol Holdings Co Ltd 7,300 164
Ritchie Bros Auctioneers Inc 2,100 110
Rollins Inc 1,422 46
S&P Global Inc 6,602 2,480
Transurban Group 18,713 173
United Rentals Inc 365 117
Worldline SA/France 792 40
$ 3,484
Computers - (0.26)%
Bechtle AG 7,579 389
Computershare Ltd 5,381 85
Dell Technologies Inc 1,144 58
Fujitsu Ltd 1,200 174
International Business Machines Corp 2,900 355
Leidos Holdings Inc 641 65
Logitech International SA 148 11
Obic Co Ltd 300 48
SCSK Corp 2,700 46
Zscaler Inc 222 53
$ 1,284
Consumer Products - (0.06)%
Clorox Co/The 725 106
Kimberly-Clark Corp 1,598 208
$ 314
Cosmetics & Personal Care - (0.24)%
Essity AB 13,303 342
Kose Corp 900 103
Lion Corp 10,500 138
Procter & Gamble Co/The 2,055 320
Shiseido Co Ltd 3,900 224
$ 1,127
Diversified Financial Services - (0.23)%
Hong Kong Exchanges & Clearing Ltd 5,700 276
Julius Baer Group Ltd 5,190 304
London Stock Exchange Group PLC 1,359 119
St James's Place PLC 12,206 229
Tokyo Century Corp 3,300 145
$ 1,073
Electric - (0.22)%
Ameren Corp 2,002 172
Consolidated Edison Inc 1,384 119
Elia Group SA/NV 818 118
Emera Inc 6,100 285
NextEra Energy Inc 3,555 278
$ 972
Electrical Components & Equipment - (0.04)%
Generac Holdings Inc 460 145
Schneider Electric SE 387 60
$ 205
Electronics - (0.26)%
Azbil Corp 6,800 258
Ibiden Co Ltd 2,100 103
Keysight Technologies Inc 1,712 269
Sensata Technologies Holding PLC 4,707 273
Trimble Inc 4,552 318
$ 1,221
Energy - Alternate Sources - (0.09)%
Siemens Gamesa Renewable Energy SA 15,780 363
Vestas Wind Systems A/S 884 29
$ 392

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Engineering & Construction - (0.09)%
ACS Actividades de Construccion y Servicios SA 9,201 $ 224
Ferrovial SA 233 6
Shimizu Corp 26,000 172
$ 402
Entertainment - (0.22)%
Entain PLC 15,763 354
Toho Co Ltd/Tokyo 8,900 371
Vail Resorts Inc 1,256 327
$ 1,052
Environmental Control - (0.13)%
GFL Environmental Inc 7,400 216
Kurita Water Industries Ltd 9,600 397
$ 613
Food - (0.22)%
Barry Callebaut AG 91 210
Kerry Group PLC 1,997 238
Kobe Bussan Co Ltd 11,400 377
Orkla ASA 210 2
Seven & i Holdings Co Ltd 5,000 243
$ 1,070
Forest Products & Paper - (0.07)%
Stora Enso Oyj 16,432 313
Gas - (0.14)%
Atmos Energy Corp 1,432 157
Naturgy Energy Group SA 10,903 293
Osaka Gas Co Ltd 13,900 254
$ 704
Hand & Machine Tools - (0.15)%
Fuji Electric Co Ltd 6,700 345
Makita Corp 11,300 403
$ 748
Healthcare - Products - (0.21)%
10X Genomics Inc 987 80
Alcon Inc 1,540 119
Exact Sciences Corp 1,210 94
Novocure Ltd 719 59
STERIS PLC 1,372 329
Terumo Corp 3,100 101
Zimmer Biomet Holdings Inc 1,344 171
$ 953
Healthcare - Services - (0.18)%
Catalent Inc 2,925 298
Eurofins Scientific SE 1,269 129
Fresenius Medical Care AG & Co KGaA 4,990 320
Ryman Healthcare Ltd 11,539 79
$ 826
Home Furnishings - (0.01)%
Electrolux AB 3,058 55
Insurance - (0.55)%
Aegon NV 67,852 335
Aflac Inc 7,408 453
Ageas SA/NV 5,320 256
Aon PLC 593 173
Equitable Holdings Inc 3 —
Erie Indemnity Co 679 119
Intact Financial Corp 1,500 215
Loews Corp 2,606 160
Progressive Corp/The 4,773 506
Prudential Financial Inc 1,003 112
Swiss Life Holding AG 381 232
$ 2,561
Internet - (0.31)%
Adevinta ASA - B Shares 523 6
Chewy Inc 1,375 65
Etsy Inc 426 66
GoDaddy Inc 4,399 367
IAC/InterActiveCorp 1,581 181
Lyft Inc 442 17
Netflix Inc 159 63
COMMON STOCKS (continued) Shares Value (000’s)
Internet (continued)
NortonLifeLock Inc 4,696 $ 136
Prosus NV 2,290 142
Rakuten Group Inc 17,400 148
Z Holdings Corp 43,400 212
Zillow Group Inc - C Shares 2,449 141
$ 1,544
Investment Companies - (0.04)%
Sofina SA 205 80
Washington H Soul Pattinson & Co Ltd 4,643 85
$ 165
Iron & Steel - (0.02)%
ArcelorMittal SA 500 16
Fortescue Metals Group Ltd 8,405 112
Hitachi Metals Ltd 400 7
$ 135
Leisure Products & Services - (0.06)%
Carnival Corp 11,603 236
Peloton Interactive Inc 2,107 61
$ 297
Lodging - (0.05)%
Accor SA 3,591 123
Whitbread PLC 2,392 93
$ 216
Machinery - Construction & Mining - (0.17)%
Hitachi Construction Machinery Co Ltd 9,100 223
Hitachi Ltd 7,800 386
Siemens Energy AG 8,396 200
$ 809
Machinery - Diversified - (0.28)%
IDEX Corp 924 177
Ingersoll Rand Inc 2,612 132
KION Group AG 985 79
Kubota Corp 3,600 65
Westinghouse Air Brake Technologies Corp 7,765 721
Yaskawa Electric Corp 4,000 160
$ 1,334
Media - (0.22)%
Bollore SA 76,071 385
DISH Network Corp 8,357 267
Informa PLC 30,352 240
Walt Disney Co/The 832 124
$ 1,016
Metal Fabrication & Hardware - (0.03)%
SKF AB 8,828 163
Mining - (0.07)%
Ivanhoe Mines Ltd 31,400 320
Miscellaneous Manufacturers - (0.16)%
Alstom SA 3,515 89
General Electric Co 2,803 268
JSR Corp 11,800 371
$ 728
Oil & Gas - (0.11)%
Aker BP ASA 2,499 78
BP PLC ADR 1,211 35
Devon Energy Corp 3,643 217
EOG Resources Inc 197 23
Occidental Petroleum Corp 2,312 101
$ 454
Pharmaceuticals - (0.26)%
Elanco Animal Health Inc 6,890 196
Kyowa Kirin Co Ltd 19,900 509
Sumitomo Dainippon Pharma Co Ltd 24,300 267
Taisho Pharmaceutical Holdings Co Ltd 4,000 199
UCB SA 577 63
$ 1,234
Private Equity - (0.16)%
3i Group PLC 18,531 330
Brookfield Asset Management Inc 8,000 437
$ 767

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2022 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Real Estate - (0.11)%
Hongkong Land Holdings Ltd 12,400 $ 67
Sumitomo Realty & Development Co Ltd 3,400 100
Wharf Real Estate Investment Co Ltd 86,000 386
$ 553
REITs - (0.04)%
Healthcare Realty Trust Inc 6,429 168
Retail - (0.35)%
CarMax Inc 4,171 456
Cosmos Pharmaceutical Corp 700 97
Domino's Pizza Enterprises Ltd 2,158 125
Fast Retailing Co Ltd 500 270
McDonald's Holdings Co Japan Ltd 2,600 112
Nitori Holdings Co Ltd 1,500 226
Pan Pacific International Holdings Corp 1,200 20
Ryohin Keikaku Co Ltd 22,100 325
$ 1,631
Semiconductors - (0.19)%
Entegris Inc 2,446 319
IPG Photonics Corp 849 111
Lasertec Corp 1,600 297
MKS Instruments Inc 983 148
SUMCO Corp 1,700 28
$ 903
Software - (0.62)%
AVEVA Group PLC 7,697 255
BlackBerry Ltd 41,700 286
Broadridge Financial Solutions Inc 2,709 396
Capcom Co Ltd 4,800 117
Ceridian HCM Holding Inc 3,457 252
Citrix Systems Inc 1,533 157
Cloudflare Inc 1,227 143
Electronic Arts Inc 823 107
Embracer Group AB 16,840 145
Guidewire Software Inc 1,068 94
Nemetschek SE 1,844 164
Open Text Corp 1,500 65
Splunk Inc 1,543 182
Take-Two Interactive Software Inc 3,347 542
Temenos AG 121 12
Tyler Technologies Inc 456 195
$ 3,112
Telecommunications - (0.20)%
Arista Networks Inc 728 89
BCE Inc 4,000 210
Hikari Tsushin Inc 100 12
Lumen Technologies Inc 10,040 104
TELUS Corp 14,100 356
T-Mobile US Inc 2,081 256
$ 1,027
Transportation - (0.24)%
CH Robinson Worldwide Inc 3,773 365
Keisei Electric Railway Co Ltd 15,500 434
MTR Corp Ltd 33,599 174
Odakyu Electric Railway Co Ltd 7,400 122
$ 1,095
Water - (0.10)%
American Water Works Co Inc 2,821 426
United Utilities Group PLC 3,409 49
$ 475
TOTAL COMMON STOCKS (proceeds $52,539) $ 49,881
PREFERRED STOCKS - (0.12)%
Automobile Manufacturers - (0.04)%
Porsche Automobil Holding SE 2.21% 2,023 $ 202
Consumer Products - (0.08)%
Henkel AG & Co KGaA 1.85% 4,903 389
TOTAL PREFERRED STOCKS (proceeds $624) $ 591
TOTAL SHORT SALES (proceeds $53,163) $ 50,472

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .99%
iShares MSCI EAFE ETF
(a)
151,000 $ 11,056
Money Market Funds - 1 .94%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
11,574,739 11,575
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
10,185,692 10,186
$ 21,761
TOTAL INVESTMENT COMPANIES $ 32,817
COMMON STOCKS - 97 .97 % Shares Held Value (000's)
Advertising - 0 .26%
Dentsu Group Inc 14,900 $ 594
Hakuhodo DY Holdings Inc 16,100 214
Publicis Groupe SA 15,612 1,036
WPP PLC 79,955 1,125
$ 2,969
Aerospace & Defense - 1 .19%
Airbus SE 40,369 5,154
BAE Systems PLC 217,211 2,086
Dassault Aviation SA 1,716 255
Elbit Systems Ltd 1,817 374
MTU Aero Engines AG 3,658 876
Rolls-Royce Holdings PLC
(e)
572,947 790
Safran SA 23,404 2,976
Thales SA 7,305 835
$ 13,346
Agriculture - 0 .92%
British American Tobacco PLC 149,265 6,542
Imperial Brands PLC 64,804 1,417
Japan Tobacco Inc 82,200 1,512
Swedish Match AB 108,187 786
$ 10,257
Airlines - 0 .12%
ANA Holdings Inc
(e)
10,800 238
Deutsche Lufthansa AG
(e)
40,929 311
Japan Airlines Co Ltd
(e)
9,900 196
Qantas Airways Ltd
(e)
63,280 234
Singapore Airlines Ltd
(e)
91,800 348
$ 1,327
Apparel - 2 .23%
Adidas AG 13,038 3,083
Burberry Group PLC 27,729 719
Hermes International 2,170 2,992
Kering SA 5,137 3,563
LVMH Moet Hennessy Louis Vuitton SE 19,010 13,971
Puma SE 7,231 663
$ 24,991
Automobile Manufacturers - 3 .15%
Bayerische Motoren Werke AG 22,672 2,183
Daimler Truck Holding AG
(e)
28,176 859
Ferrari NV 8,632 1,855
Hino Motors Ltd 19,700 185
Honda Motor Co Ltd 111,700 3,394
Isuzu Motors Ltd 40,000 541
Mazda Motor Corp 39,000 288
Mercedes-Benz Group AG 58,604 4,578
Nissan Motor Co Ltd
(e)
159,000 758
Renault SA
(e)
13,163 413
Stellantis NV 139,424 2,534
Subaru Corp 42,200 692
Suzuki Motor Corp 25,300 1,007
Toyota Motor Corp 726,300 13,289
Volkswagen AG 2,224 575
Volvo AB - A Shares 13,712 268
Volvo AB - B Shares 97,890 1,883
$ 35,302
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .83%
Aisin Corp 10,000 $ 364
Bridgestone Corp 39,200 1,614
Cie Generale des Etablissements Michelin SCA 11,614 1,599
Continental AG 7,533 642
Denso Corp 29,700 2,089
Faurecia SE
(a)
8,303 313
Koito Manufacturing Co Ltd 7,200 372
NGK Insulators Ltd 17,400 270
Stanley Electric Co Ltd 9,000 214
Sumitomo Electric Industries Ltd 51,700 686
Toyota Industries Corp 10,100 768
Valeo 15,778 348
$ 9,279
Banks - 9 .70%
ABN AMRO Bank NV
(f)
28,965 385
Australia & New Zealand Banking Group Ltd 193,027 3,654
Banco Bilbao Vizcaya Argentaria SA 456,565 2,709
Banco Espirito Santo SA
(e),(g)
131,709 —
Banco Santander SA 1,187,352 3,954
Bank Hapoalim BM 77,784 824
Bank Leumi Le-Israel BM 99,484 1,078
Barclays PLC 1,147,396 2,804
BNP Paribas SA 77,019 4,469
BOC Hong Kong Holdings Ltd 253,000 910
CaixaBank SA 303,562 997
Chiba Bank Ltd/The 36,400 229
Commerzbank AG
(e)
68,603 573
Commonwealth Bank of Australia 116,841 7,927
Concordia Financial Group Ltd 74,600 304
Credit Agricole SA 84,688 1,079
Credit Suisse Group AG 181,504 1,520
Danske Bank A/S 47,230 800
DBS Group Holdings Ltd 124,100 3,120
Deutsche Bank AG
(e)
141,518 1,747
DNB Bank ASA 63,695 1,426
Erste Group Bank AG 23,544 837
FinecoBank Banca Fineco SpA 41,762 696
Hang Seng Bank Ltd 52,400 966
HSBC Holdings PLC 1,393,261 9,672
ING Groep NV 267,320 3,122
Intesa Sanpaolo SpA 1,130,879 2,891
Israel Discount Bank Ltd 79,704 526
Japan Post Bank Co Ltd
(a)
28,100 247
KBC Group NV 17,120 1,233
Lloyds Banking Group PLC 4,861,866 3,134
Macquarie Group Ltd 23,206 3,054
Mediobanca Banca di Credito Finanziario SpA 42,529 443
Mitsubishi UFJ Financial Group Inc 818,600 5,025
Mizrahi Tefahot Bank Ltd 9,658 377
Mizuho Financial Group Inc 165,280 2,178
National Australia Bank Ltd 224,063 4,706
NatWest Group PLC 387,227 1,187
Nordea Bank Abp 219,514 2,429
Oversea-Chinese Banking Corp Ltd 232,000 2,010
Raiffeisen Bank International AG 10,137 165
Resona Holdings Inc 141,200 632
Shizuoka Bank Ltd/The 30,600 226
Skandinaviska Enskilda Banken AB 111,440 1,284
Societe Generale SA 55,511 1,570
Standard Chartered PLC 179,209 1,277
Sumitomo Mitsui Financial Group Inc 89,500 3,174
Sumitomo Mitsui Trust Holdings Inc 23,144 822
Svenska Handelsbanken AB 99,873 949
Swedbank AB 62,009 1,002
UBS Group AG 240,838 4,431
UniCredit SpA 144,808 1,830
United Overseas Bank Ltd 80,900 1,798
Westpac Banking Corp 251,198 4,151
$ 108,553

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 2 .16%
Anheuser-Busch InBev SA/NV 59,471 $ 3,670
Asahi Group Holdings Ltd 31,200 1,259
Budweiser Brewing Co APAC Ltd
(f)
118,000 366
Carlsberg AS 6,876 1,008
Coca-Cola Europacific Partners PLC 14,050 719
Coca-Cola HBC AG
(e)
13,766 350
Davide Campari-Milano NV 35,793 389
Diageo PLC 159,616 7,908
Endeavour Group Ltd/Australia 91,840 480
Heineken Holding NV 7,889 644
Heineken NV
(a)
17,749 1,800
Ito En Ltd 3,600 207
JDE Peet's NV 6,875 226
Kirin Holdings Co Ltd 56,400 938
Pernod Ricard SA 14,346 3,132
Remy Cointreau SA 1,558 300
Suntory Beverage & Food Ltd 9,600 383
Treasury Wine Estates Ltd 49,428 417
$ 24,196
Biotechnology - 0 .80%
Argenx SE
(e)
3,139 909
Bachem Holding AG 424 252
CSL Ltd 32,782 6,233
Genmab A/S
(e)
4,500 1,512
$ 8,906
Building Materials - 1 .81%
AGC Inc 13,200 586
Cie de Saint-Gobain 34,643 2,148
CRH PLC 52,897 2,405
Daikin Industries Ltd 17,100 3,160
Geberit AG 2,458 1,608
HeidelbergCement AG 10,191 661
Holcim Ltd
(e)
35,849 1,805
Investment AB Latour 10,139 280
James Hardie Industries PLC 30,480 995
Kingspan Group PLC 10,553 1,010
Lixil Corp 18,300 408
Nibe Industrier AB 97,666 869
Rinnai Corp 2,400 198
ROCKWOOL International A/S 574 197
Sika AG 9,716 3,224
TOTO Ltd 9,700 408
Xinyi Glass Holdings Ltd 125,000 333
$ 20,295
Chemicals - 3 .09%
Air Liquide SA 32,447 5,390
Akzo Nobel NV 12,836 1,221
Arkema SA 4,204 558
Asahi Kasei Corp 85,900 806
BASF SE 62,891 4,188
Brenntag SE 10,580 887
Chr Hansen Holding A/S 7,224 527
Clariant AG
(a),(e)
14,774 267
Covestro AG
(f)
13,230 700
Croda International PLC 9,554 956
EMS-Chemie Holding AG 481 476
Evonik Industries AG 14,360 432
Givaudan SA 633 2,643
ICL Group Ltd 48,361 549
Johnson Matthey PLC 13,253 333
Kansai Paint Co Ltd 12,200 245
Koninklijke DSM NV 11,969 2,247
LANXESS AG 5,618 274
Mitsubishi Chemical Holdings Corp 87,700 623
Mitsubishi Gas Chemical Co Inc 10,900 193
Mitsui Chemicals Inc 12,700 325
Nippon Paint Holdings Co Ltd
(a)
56,900 509
Nippon Sanso Holdings Corp 10,400 203
Nissan Chemical Corp 8,400 478
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Nitto Denko Corp 9,800 $ 715
Novozymes A/S 14,068 923
Shin-Etsu Chemical Co Ltd 24,300 3,795
Solvay SA 5,076 566
Sumitomo Chemical Co Ltd 102,100 488
Symrise AG 9,091 1,081
Toray Industries Inc 95,000 542
Tosoh Corp 17,900 278
Umicore SA 13,498 552
Yara International ASA 11,338 577
$ 34,547
Commercial Services - 2 .74%
Adecco Group AG 10,941 517
Adyen NV
(e),(f)
1,358 2,830
Amadeus IT Group SA
(e)
30,848 2,035
Ashtead Group PLC 30,550 1,985
Atlantia SpA
(e)
33,927 624
Benefit One Inc 5,400 125
Brambles Ltd 98,227 708
Bureau Veritas SA 20,134 576
Dai Nippon Printing Co Ltd 15,300 399
Edenred 17,091 778
Experian PLC 63,188 2,468
GMO Payment Gateway Inc 2,800 271
IDP Education Ltd 14,295 277
Intertek Group PLC 11,051 793
Nexi SpA
(e),(f)
35,884 490
Nihon M&A Center Holdings Inc 20,800 308
Persol Holdings Co Ltd 12,200 273
Randstad NV 8,188 558
Recruit Holdings Co Ltd 93,000 3,926
RELX PLC 132,469 4,034
Rentokil Initial PLC 127,314 864
Secom Co Ltd 14,400 1,058
Securitas AB 21,442 260
SGS SA 411 1,176
Sohgo Security Services Co Ltd 4,800 173
TOPPAN INC 18,000 355
Transurban Group 210,192 1,941
Worldline SA/France
(e),(f)
16,324 832
$ 30,634
Computers - 1 .15%
Bechtle AG 5,609 288
Capgemini SE 10,980 2,298
Check Point Software Technologies Ltd
(e)
7,276 1,054
Computershare Ltd 37,205 588
CyberArk Software Ltd
(e)
2,724 464
Fujitsu Ltd 13,500 1,961
Itochu Techno-Solutions Corp 6,600 171
Logitech International SA 11,854 887
NEC Corp 16,900 731
Nomura Research Institute Ltd 23,043 809
NTT Data Corp 43,300 823
Obic Co Ltd 4,800 772
Otsuka Corp 7,800 303
SCSK Corp 10,700 183
Teleperformance 4,022 1,492
$ 12,824
Consumer Products - 0 .42%
Henkel AG & Co KGaA 7,117 547
Reckitt Benckiser Group PLC 48,911 4,142
$ 4,689
Cosmetics & Personal Care - 1 .97%
Beiersdorf AG 6,903 700
Essity AB 41,684 1,073
Kao Corp 32,600 1,524
Kose Corp 2,200 252
Lion Corp 15,400 202
L'Oreal SA 17,184 6,793

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Pola Orbis Holdings Inc 6,200 $ 98
Shiseido Co Ltd 27,400 1,572
Unicharm Corp 27,700 1,044
Unilever PLC 175,849 8,833
$ 22,091
Distribution & Wholesale - 1 .35%
Bunzl PLC 23,102 913
Ferguson PLC 15,137 2,307
IMCD NV 3,903 634
ITOCHU Corp 81,500 2,656
Marubeni Corp 107,200 1,125
Mitsubishi Corp 86,500 2,908
Mitsui & Co Ltd 106,900 2,665
Sumitomo Corp 77,200 1,260
Toyota Tsusho Corp 14,600 606
$ 15,074
Diversified Financial Services - 1 .63%
abrdn plc 149,320 414
AerCap Holdings NV
(e)
9,221 502
Amundi SA
(f)
4,172 289
ASX Ltd 13,257 796
Daiwa Securities Group Inc 99,000 585
Deutsche Boerse AG 13,011 2,215
Euronext NV
(f)
5,868 530
Futu Holdings Ltd ADR
(e)
3,488 149
Hargreaves Lansdown PLC 24,359 369
Hong Kong Exchanges & Clearing Ltd 82,500 3,998
Japan Exchange Group Inc 34,900 654
Julius Baer Group Ltd 15,148 887
London Stock Exchange Group PLC 22,532 1,968
Mitsubishi HC Capital Inc 45,300 236
Nomura Holdings Inc 210,400 960
ORIX Corp 83,700 1,659
SBI Holdings Inc/Japan 16,790 440
Schroders PLC 8,513 348
Singapore Exchange Ltd 55,100 382
St James's Place PLC 36,992 694
Tokyo Century Corp 2,500 110
$ 18,185
Electric - 2 .79%
Chubu Electric Power Co Inc 44,200 442
CLP Holdings Ltd 112,500 1,146
E.ON SE 153,729 2,091
EDP - Energias de Portugal SA 190,078 928
EDP Renovaveis SA 19,732 480
Electricite de France SA 32,435 293
Elia Group SA/NV 2,116 305
Endesa SA 21,750 478
Enel SpA 556,909 4,104
Engie SA 125,063 1,993
Fortum Oyj 30,413 636
HK Electric Investments & HK Electric
Investments Ltd
182,000 180
Iberdrola SA 398,849 4,525
Kansai Electric Power Co Inc/The 48,300 487
Mercury NZ Ltd 46,650 182
Meridian Energy Ltd 88,160 299
National Grid PLC 247,671 3,745
Origin Energy Ltd 120,594 501
Orsted AS
(f)
12,954 1,676
Power Assets Holdings Ltd 95,000 599
Red Electrica Corp SA 29,640 587
RWE AG 43,988 2,037
SSE PLC 72,969 1,656
Terna - Rete Elettrica Nazionale 96,341 789
Tokyo Electric Power Co Holdings Inc
(e)
104,600 328
Uniper SE 6,266 200
Verbund AG 4,663 562
$ 31,249
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .08%
ABB Ltd 112,468 $ 3,800
Brother Industries Ltd 16,200 295
Legrand SA 18,313 1,728
Prysmian SpA 17,444 574
Schneider Electric SE 37,015 5,735
$ 12,132
Electronics - 1 .46%
Assa Abloy AB 68,631 1,801
Azbil Corp 8,400 319
Halma PLC 25,996 838
Hirose Electric Co Ltd 2,199 331
Hoya Corp 25,400 3,309
Ibiden Co Ltd 7,300 356
Kyocera Corp 22,000 1,266
MINEBEA MITSUMI Inc 24,900 547
Murata Manufacturing Co Ltd 39,400 2,678
Nidec Corp 30,700 2,669
Shimadzu Corp 16,300 587
TDK Corp 26,700 1,081
Venture Corp Ltd 19,000 248
Yokogawa Electric Corp 15,700 253
$ 16,283
Energy - Alternate Sources - 0 .23%
Siemens Gamesa Renewable Energy SA
(e)
16,325 376
Vestas Wind Systems A/S 69,149 2,230
$ 2,606
Engineering & Construction - 1 .17%
ACS Actividades de Construccion y Servicios SA 15,960 388
Aena SME SA
(e),(f)
5,136 838
Aeroports de Paris
(a),(e)
2,033 287
Auckland International Airport Ltd
(e)
85,711 415
Bouygues SA 15,712 562
Cellnex Telecom SA
(f)
34,887 1,578
CK Infrastructure Holdings Ltd 45,000 279
Eiffage SA 5,705 581
Ferrovial SA 33,214 905
Infrastrutture Wireless Italiane SpA
(f)
23,012 235
Kajima Corp 30,800 415
Keppel Corp Ltd 99,800 444
Lendlease Corp Ltd 47,166 364
Obayashi Corp 44,500 373
Shimizu Corp 37,900 251
Singapore Technologies Engineering Ltd 107,000 303
Skanska AB 23,295 527
Taisei Corp 13,100 436
Vinci SA 36,875 3,866
$ 13,047
Entertainment - 0 .90%
Aristocrat Leisure Ltd 41,266 1,132
Entain PLC
(e)
40,153 903
Evolution AB
(f)
11,784 1,351
Flutter Entertainment PLC
(e)
11,414 1,644
Genting Singapore Ltd 414,100 237
La Francaise des Jeux SAEM
(f)
6,540 271
Oriental Land Co Ltd/Japan 13,700 2,532
Tabcorp Holdings Ltd 152,405 551
Toho Co Ltd/Tokyo 7,700 321
Universal Music Group NV 49,667 1,134
$ 10,076
Environmental Control - 0 .02%
Kurita Water Industries Ltd 6,800 281
Food - 4 .69%
Aeon Co Ltd
(a)
44,700 1,013
Ajinomoto Co Inc 31,900 930
Associated British Foods PLC 24,395 624
Barry Callebaut AG 244 563
Carrefour SA 42,503 854
Chocoladefabriken Lindt & Spruengli AG - PC 72 764

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Chocoladefabriken Lindt & Spruengli AG - REG 7 $ 786
Coles Group Ltd 91,338 1,155
Danone SA 44,733 2,722
Etablissements Franz Colruyt NV 3,661 146
HelloFresh SE
(e)
11,315 617
J Sainsbury PLC 119,788 442
Jeronimo Martins SGPS SA 19,391 423
Kerry Group PLC 10,899 1,298
Kesko Oyj 18,702 550
Kikkoman Corp 10,000 745
Kobe Bussan Co Ltd 9,400 311
Koninklijke Ahold Delhaize NV 71,604 2,203
MEIJI Holdings Co Ltd 8,300 498
Mowi ASA 30,097 775
Nestle SA 192,750 25,114
Nisshin Seifun Group Inc 13,595 193
Nissin Foods Holdings Co Ltd 4,300 344
Ocado Group PLC
(e)
33,442 615
Orkla ASA 51,428 482
Seven & i Holdings Co Ltd 51,700 2,516
Tesco PLC 526,389 2,039
Toyo Suisan Kaisha Ltd 6,000 252
WH Group Ltd
(f)
571,500 399
Wilmar International Ltd 131,600 428
Woolworths Group Ltd 82,988 2,146
Yakult Honsha Co Ltd 8,800 478
$ 52,425
Food Service - 0 .29%
Compass Group PLC 122,157 2,761
Sodexo SA 6,059 506
$ 3,267
Forest Products & Paper - 0 .40%
Mondi PLC 33,248 698
Oji Holdings Corp 55,600 284
Smurfit Kappa Group PLC 16,851 841
Stora Enso Oyj 39,836 759
Svenska Cellulosa AB SCA 41,486 677
UPM-Kymmene Oyj 36,547 1,263
$ 4,522
Gas - 0 .32%
Enagas SA 17,043 360
Hong Kong & China Gas Co Ltd 767,387 1,161
Naturgy Energy Group SA 13,279 356
Osaka Gas Co Ltd 25,700 470
Snam SpA 138,076 767
Tokyo Gas Co Ltd 25,700 524
$ 3,638
Hand & Machine Tools - 0 .37%
Disco Corp 2,000 566
Fuji Electric Co Ltd 8,700 448
Makita Corp 15,400 549
Schindler Holding AG - PC 2,789 640
Schindler Holding AG - REG 1,379 309
Techtronic Industries Co Ltd 94,500 1,583
$ 4,095
Healthcare - Products - 2 .13%
Alcon Inc 34,216 2,643
Ambu A/S 11,473 211
Asahi Intecc Co Ltd 14,800 320
Carl Zeiss Meditec AG 2,757 433
Cochlear Ltd 4,504 735
Coloplast A/S 8,135 1,224
Demant A/S
(e)
7,399 313
DiaSorin SpA 1,725 258
EssilorLuxottica SA 19,682 3,436
Fisher & Paykel Healthcare Corp Ltd 39,513 742
Getinge AB 15,663 608
Inmode Ltd
(e)
3,401 145
Koninklijke Philips NV 62,817 2,146
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Lifco AB 15,962 $ 363
Olympus Corp 75,700 1,537
QIAGEN NV
(e)
15,804 794
Sartorius Stedim Biotech 1,895 727
Siemens Healthineers AG
(f)
19,310 1,239
Smith & Nephew PLC 60,208 1,077
Sonova Holding AG 3,677 1,424
Straumann Holding AG 709 1,126
Sysmex Corp 11,500 921
Terumo Corp 44,300 1,439
$ 23,861
Healthcare - Services - 0 .79%
BioMerieux 2,837 312
Eurofins Scientific SE 9,201 934
Fresenius Medical Care AG & Co KGaA 14,045 901
Fresenius SE & Co KGaA 28,680 1,001
Lonza Group AG 5,100 3,529
Medibank Pvt Ltd 188,573 435
NMC Health PLC
(e),(g)
7,238 —
Orpea SA 3,542 146
Ramsay Health Care Ltd 12,539 585
Ryman Healthcare Ltd 29,102 198
Sonic Healthcare Ltd 31,201 796
$ 8,837
Holding Companies - Diversified - 0 .21%
CK Hutchison Holdings Ltd 184,132 1,291
Jardine Matheson Holdings Ltd 14,770 881
Swire Pacific Ltd 34,000 188
$ 2,360
Home Builders - 0 .45%
Barratt Developments PLC 70,000 570
Berkeley Group Holdings PLC
(e)
7,687 400
Daiwa House Industry Co Ltd 38,800 1,100
Iida Group Holdings Co Ltd 10,120 188
Open House Group Co Ltd 5,500 250
Persimmon PLC 21,851 703
Sekisui Chemical Co Ltd 25,900 424
Sekisui House Ltd 42,300 863
Taylor Wimpey PLC 249,693 501
$ 4,999
Home Furnishings - 1 .08%
Electrolux AB 15,444 277
GN Store Nord AS 8,516 450
Hoshizaki Corp 3,600 251
Panasonic Corp 151,300 1,580
Rational AG 351 258
SEB SA 1,896 276
Sharp Corp/Japan
(a)
14,700 139
Sony Group Corp 86,400 8,828
$ 12,059
Insurance - 4 .84%
Admiral Group PLC 13,331 531
Aegon NV 122,591 606
Ageas SA/NV 11,773 566
AIA Group Ltd 828,400 8,602
Allianz SE 27,969 6,305
Assicurazioni Generali SpA 75,783 1,499
Aviva PLC 259,521 1,454
AXA SA 133,301 3,607
Baloise Holding AG 3,136 526
CNP Assurances 11,754 286
Dai-ichi Life Holdings Inc 68,900 1,431
Gjensidige Forsikring ASA 13,696 339
Hannover Rueck SE 4,129 760
Insurance Australia Group Ltd 168,791 563
Japan Post Holdings Co Ltd 167,800 1,387
Japan Post Insurance Co Ltd 13,700 234
Legal & General Group PLC 408,789 1,511
M&G PLC 178,022 490

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MS&AD Insurance Group Holdings Inc 30,500 $ 1,032
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,594 2,632
NN Group NV 18,502 888
Phoenix Group Holdings PLC 47,905 397
Prudential PLC 188,052 2,843
QBE Insurance Group Ltd 101,101 844
Sampo Oyj 34,150 1,611
Sompo Holdings Inc 21,450 931
Suncorp Group Ltd 86,454 673
Swiss Life Holding AG 2,160 1,318
Swiss Re AG 20,654 1,974
T&D Holdings Inc 36,400 529
Tokio Marine Holdings Inc 43,000 2,447
Tryg A/S 24,655 558
Zurich Insurance Group AG 10,304 4,729
$ 54,103
Internet - 1 .38%
Adevinta ASA - B Shares
(e)
19,953 214
Auto Trader Group PLC
(f)
65,100 576
CyberAgent Inc 27,800 364
Delivery Hero SE
(e),(f)
11,165 598
Fiverr International Ltd
(e)
2,003 158
Grab Holdings Ltd
(e)
74,323 428
Just Eat Takeaway.com NV
(e),(f)
12,372 501
Kakaku.com Inc 9,200 202
M3 Inc 30,300 1,140
Mercari Inc
(e)
7,000 219
MonotaRO Co Ltd 17,200 324
Prosus NV
(e)
63,895 3,967
Rakuten Group Inc 59,600 506
Scout24 SE
(f)
5,725 334
Sea Ltd ADR
(e)
21,908 3,190
SEEK Ltd 23,023 449
Trend Micro Inc/Japan 9,200 514
United Internet AG 6,643 226
Wix.com Ltd
(e)
3,898 357
Z Holdings Corp 183,600 899
ZOZO Inc 8,600 245
$ 15,411
Investment Companies - 0 .67%
Eurazeo SE 2,714 210
EXOR NV 7,426 563
Groupe Bruxelles Lambert SA 7,495 778
Industrivarden AB - A Shares 8,930 247
Industrivarden AB - C Shares 11,128 302
Investor AB 34,148 755
Investor AB - B Shares 124,753 2,540
Kinnevik AB - B Shares
(e)
16,582 422
L E Lundbergforetagen AB 5,205 251
Melrose Industries PLC 299,389 592
Sofina SA 1,056 410
Washington H Soul Pattinson & Co Ltd 14,826 272
Wendel SE 1,839 187
$ 7,529
Iron & Steel - 0 .53%
ArcelorMittal SA 43,743 1,357
BlueScope Steel Ltd 33,848 501
Fortescue Metals Group Ltd 115,954 1,545
Hitachi Metals Ltd
(e)
14,700 262
JFE Holdings Inc 33,700 502
Mineral Resources Ltd 11,637 377
Nippon Steel Corp 58,677 1,074
voestalpine AG 7,947 263
$ 5,881
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .19%
Shimano Inc 5,100 $ 1,188
Yamaha Corp 9,200 432
Yamaha Motor Co Ltd 20,400 458
$ 2,078
Lodging - 0 .32%
Accor SA
(e)
11,655 398
City Developments Ltd 28,100 149
Crown Resorts Ltd
(e)
25,503 230
Galaxy Entertainment Group Ltd
(e)
150,000 837
InterContinental Hotels Group PLC 12,546 874
Melco Resorts & Entertainment Ltd ADR
(e)
14,704 147
Sands China Ltd
(e)
166,400 439
Whitbread PLC
(e)
13,832 540
$ 3,614
Machinery - Construction & Mining - 0 .95%
Epiroc AB - A Shares 45,125 848
Epiroc AB - B Shares 26,703 433
Hitachi Construction Machinery Co Ltd 7,400 181
Hitachi Ltd 66,400 3,284
Komatsu Ltd 60,000 1,380
Mitsubishi Electric Corp 125,100 1,513
Mitsubishi Heavy Industries Ltd 22,000 649
Sandvik AB 77,302 1,666
Siemens Energy AG 27,366 651
$ 10,605
Machinery - Diversified - 2 .20%
Atlas Copco AB - A Shares 45,981 2,358
Atlas Copco AB - B Shares 26,720 1,207
CNH Industrial NV 70,068 997
Daifuku Co Ltd 7,000 506
FANUC Corp 13,200 2,425
GEA Group AG 10,506 459
Hexagon AB 133,277 1,801
Husqvarna AB 28,663 345
Keyence Corp 13,360 6,319
KION Group AG 4,942 396
Kone Oyj 23,274 1,358
Kornit Digital Ltd
(e)
3,186 302
Kubota Corp 70,400 1,263
Miura Co Ltd 6,000 165
Omron Corp 12,800 871
SMC Corp 3,900 2,330
Spirax-Sarco Engineering PLC 5,052 805
Yaskawa Electric Corp
(a)
16,500 661
$ 24,568
Media - 0 .39%
Bollore SA 60,546 306
Informa PLC
(e)
102,922 815
Pearson PLC
(a)
51,819 448
Schibsted ASA - A Shares 5,008 144
Schibsted ASA - B Shares 6,681 173
Vivendi SE 53,135 671
Wolters Kluwer NV 17,976 1,832
$ 4,389
Metal Fabrication & Hardware - 0 .20%
MISUMI Group Inc 19,500 625
SKF AB 26,182 483
Tenaris SA 32,335 417
VAT Group AG
(f)
1,850 699
$ 2,224
Mining - 3 .10%
Anglo American PLC 87,597 4,446
Antofagasta PLC 27,002 547
BHP Group Ltd 346,629 11,836
Boliden AB 18,729 833
Evolution Mining Ltd 125,506 388
Glencore PLC
(e)
679,014 3,993
Newcrest Mining Ltd 56,008 1,039

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Norsk Hydro ASA 92,085 $ 874
Northern Star Resources Ltd 75,758 565
Rio Tinto Ltd 25,419 2,192
Rio Tinto PLC 76,910 6,014
South32 Ltd 319,332 1,121
Sumitomo Metal Mining Co Ltd 17,000 848
$ 34,696
Miscellaneous Manufacturers - 1 .02%
Alfa Laval AB 21,542 699
Alstom SA 21,728 553
JSR Corp 14,000 440
Knorr-Bremse AG 4,968 438
Orica Ltd 27,904 297
Siemens AG 52,382 7,380
Smiths Group PLC 27,095 553
Toshiba Corp 26,700 1,064
$ 11,424
Office & Business Equipment - 0 .35%
Canon Inc 68,600 1,614
FUJIFILM Holdings Corp 24,700 1,570
Ricoh Co Ltd 46,000 393
Seiko Epson Corp 19,200 295
$ 3,872
Oil & Gas - 3 .89%
Aker BP ASA 8,631 270
Ampol Ltd 16,318 352
BP PLC 1,352,002 6,590
DCC PLC 6,753 530
ENEOS Holdings Inc 210,230 832
Eni SpA 172,819 2,688
Equinor ASA 66,919 2,104
Galp Energia SGPS SA 34,323 380
Idemitsu Kosan Co Ltd 14,281 383
Inpex Corp 70,200 724
Lundin Energy AB 13,706 506
Neste Oyj 28,970 1,130
OMV AG 10,085 480
Repsol SA 99,356 1,289
Santos Ltd 220,315 1,173
Shell PLC 527,190 13,903
TotalEnergies SE 171,757 8,750
Woodside Petroleum Ltd
(a)
66,391 1,387
$ 43,471
Pharmaceuticals - 8 .72%
Amplifon SpA 8,527 366
Astellas Pharma Inc 127,500 2,127
AstraZeneca PLC 106,074 12,893
Bayer AG 67,270 3,886
Chugai Pharmaceutical Co Ltd 46,100 1,529
Daiichi Sankyo Co Ltd 120,100 2,930
Eisai Co Ltd 16,300 809
GlaxoSmithKline PLC 344,536 7,185
Grifols SA 20,426 387
Hikma Pharmaceuticals PLC 11,888 331
Ipsen SA 2,584 301
Kobayashi Pharmaceutical Co Ltd 3,600 308
Kyowa Kirin Co Ltd 18,500 473
Medipal Holdings Corp 12,600 231
Merck KGaA 8,850 1,755
Nippon Shinyaku Co Ltd 3,300 215
Novartis AG 150,022 13,186
Novo Nordisk A/S 115,304 11,932
Ono Pharmaceutical Co Ltd 25,400 625
Orion Oyj 7,275 342
Otsuka Holdings Co Ltd 26,800 924
Recordati Industria Chimica e Farmaceutica SpA 7,161 350
Roche Holding AG
(a)
2,192 915
Roche Holding AG 48,107 18,220
Sanofi 77,865 8,139
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Santen Pharmaceutical Co Ltd 24,700 $ 282
Shionogi & Co Ltd 18,200 1,210
Sumitomo Dainippon Pharma Co Ltd 12,300 135
Taisho Pharmaceutical Holdings Co Ltd 2,500 124
Takeda Pharmaceutical Co Ltd 108,400 3,305
Teva Pharmaceutical Industries Ltd ADR
(e)
75,526 614
UCB SA 8,658 945
Vifor Pharma AG 3,339 586
$ 97,560
Pipelines - 0 .05%
APA Group 80,791 591
Private Equity - 0 .40%
3i Group PLC 66,638 1,187
Capitaland Investment Ltd/Singapore
(e)
180,800 496
EQT AB 20,261 678
Partners Group Holding AG 1,555 2,102
$ 4,463
Real Estate - 1 .33%
Aroundtown SA 68,409 422
Azrieli Group Ltd 2,906 248
CK Asset Holdings Ltd 137,632 869
Daito Trust Construction Co Ltd 4,500 498
ESR Cayman Ltd
(e),(f)
135,800 419
Fastighets AB Balder
(e)
7,202 449
Hang Lung Properties Ltd 139,000 292
Henderson Land Development Co Ltd 99,982 416
Hongkong Land Holdings Ltd 78,946 427
Hulic Co Ltd 26,100 238
LEG Immobilien SE 4,988 641
Mitsubishi Estate Co Ltd 81,100 1,238
Mitsui Fudosan Co Ltd 62,900 1,400
New World Development Co Ltd 103,750 415
Nomura Real Estate Holdings Inc 8,100 202
REA Group Ltd 3,620 349
Sagax AB 11,028 300
Sino Land Co Ltd 227,073 287
Sumitomo Realty & Development Co Ltd 21,200 624
Sun Hung Kai Properties Ltd 89,500 1,040
Swire Properties Ltd 80,200 208
Swiss Prime Site AG 5,203 510
UOL Group Ltd 31,900 165
Vonovia SE 50,518 2,682
Wharf Real Estate Investment Co Ltd 115,000 516
$ 14,855
REITs - 1 .35%
Ascendas Real Estate Investment Trust 229,850 471
British Land Co PLC/The 60,289 426
CapitaLand Integrated Commercial Trust 332,838 521
Covivio 3,563 291
Daiwa House REIT Investment Corp 151 410
Dexus 73,647 583
Gecina SA 3,147 400
GLP J-Reit 292 436
Goodman Group 115,128 1,863
GPT Group/The 131,165 468
Japan Metropolitan Fund Invest 479 388
Japan Real Estate Investment Corp 86 459
Klepierre SA 13,918 398
Land Securities Group PLC 48,233 511
Link REIT 143,200 1,157
Mapletree Commercial Trust 148,000 198
Mapletree Logistics Trust 213,800 278
Mirvac Group 269,962 503
Nippon Building Fund Inc 102 585
Nippon Prologis REIT Inc
(e)
142 417
Nomura Real Estate Master Fund Inc
(e)
291 384
Orix JREIT Inc 180 252
Scentre Group 355,396 790
Segro PLC 82,335 1,432

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Stockland 163,456 $ 495
Unibail-Rodamco-Westfield
(e)
8,542 651
Vicinity Centres 264,949 345
$ 15,112
Retail - 1 .89%
Chow Tai Fook Jewellery Group Ltd 137,000 284
Cie Financiere Richemont SA 35,744 4,786
Cosmos Pharmaceutical Corp 1,300 180
Domino's Pizza Enterprises Ltd 4,149 240
Fast Retailing Co Ltd 4,000 2,158
H & M Hennes & Mauritz AB 50,009 835
Industria de Diseno Textil SA 74,692 1,948
JD Sports Fashion PLC
(e)
176,594 355
Kingfisher PLC 142,923 583
Lawson Inc
(a)
3,300 138
McDonald's Holdings Co Japan Ltd
(a)
5,400 232
Moncler SpA 14,056 844
Next PLC 9,104 834
Nitori Holdings Co Ltd 5,500 828
Pan Pacific International Holdings Corp 28,300 463
Pandora A/S 6,849 701
Reece Ltd 19,905 282
Ryohin Keikaku Co Ltd
(a)
17,400 256
Swatch Group AG/The - BR 1,982 609
Swatch Group AG/The - REG 3,604 214
Tsuruha Holdings Inc 2,600 209
USS Co Ltd 15,100 251
Welcia Holdings Co Ltd 6,400 171
Wesfarmers Ltd 77,637 2,723
Zalando SE
(e),(f)
15,249 1,009
$ 21,133
Semiconductors - 3 .07%
Advantest Corp 13,600 1,093
ASM International NV 3,207 1,036
ASML Holding NV 28,303 18,935
Hamamatsu Photonics KK 9,700 491
Infineon Technologies AG 89,420 3,026
Lasertec Corp 5,100 945
Renesas Electronics Corp
(e)
86,300 1,017
Rohm Co Ltd 6,000 479
STMicroelectronics NV 46,762 1,963
SUMCO Corp 22,800 380
Tokyo Electron Ltd 10,200 5,006
$ 34,371
Shipbuilding - 0 .03%
Wartsila OYJ Abp 32,415 363
Software - 1 .46%
AVEVA Group PLC 8,258 273
Capcom Co Ltd 12,100 294
Dassault Systemes SE 45,522 2,196
Embracer Group AB
(e)
38,319 329
Koei Tecmo Holdings Co Ltd 3,960 137
Konami Holdings Corp 6,400 364
Nemetschek SE 3,955 351
Nexon Co Ltd 33,900 741
Oracle Corp Japan 2,600 186
Sage Group PLC/The 70,048 657
SAP SE 71,502 8,066
Sinch AB
(e),(f)
35,825 302
Square Enix Holdings Co Ltd 5,900 288
Temenos AG 4,603 463
TIS Inc 14,700 348
Ubisoft Entertainment SA
(e)
6,426 344
WiseTech Global Ltd 10,016 321
Xero Ltd
(e)
9,166 630
$ 16,290
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 3 .29%
BT Group PLC 611,268 $ 1,525
Deutsche Telekom AG 221,933 3,978
Elisa Oyj 9,740 540
Hikari Tsushin Inc 1,400 174
HKT Trust & HKT Ltd 259,980 351
KDDI Corp 110,500 3,596
Koninklijke KPN NV 230,223 788
Nice Ltd
(e)
4,323 978
Nippon Telegraph & Telephone Corp 81,900 2,354
Nokia OYJ 369,181 1,996
Orange SA 136,606 1,652
Proximus SADP 10,417 207
Singapore Telecommunications Ltd 565,500 1,061
SoftBank Corp 196,800 2,486
SoftBank Group Corp 82,700 3,711
Spark New Zealand Ltd 128,004 393
Swisscom AG 1,774 1,063
Tele2 AB 34,295 454
Telecom Italia SpA/Milano 682,264 287
Telefonaktiebolaget LM Ericsson 199,856 1,839
Telefonica Deutschland Holding AG 71,287 194
Telefonica SA 360,809 1,723
Telenor ASA 47,913 709
Telia Co AB 182,018 677
Telstra Corp Ltd 283,740 815
Vodafone Group PLC 1,868,378 3,289
$ 36,840
Toys, Games & Hobbies - 0 .43%
Bandai Namco Holdings Inc 13,700 1,004
Nintendo Co Ltd 7,600 3,849
$ 4,853
Transportation - 1 .76%
AP Moller - Maersk A/S - A 215 645
AP Moller - Maersk A/S - B 396 1,253
Aurizon Holdings Ltd 126,038 322
Central Japan Railway Co 9,900 1,338
Deutsche Post AG 67,874 3,411
DSV A/S 13,970 2,571
East Japan Railway Co 20,800 1,236
Getlink SE 30,129 491
Hankyu Hanshin Holdings Inc 15,700 470
InPost SA
(e)
13,696 85
Keio Corp 7,000 286
Keisei Electric Railway Co Ltd 8,900 249
Kintetsu Group Holdings Co Ltd 11,800 354
Kuehne + Nagel International AG 3,721 1,015
Mitsui OSK Lines Ltd 7,700 616
MTR Corp Ltd 106,500 552
NIPPON EXPRESS HOLDINGS INC 5,300 321
Nippon Yusen KK 11,100 1,040
Odakyu Electric Railway Co Ltd 20,200 333
Poste Italiane SpA
(f)
35,774 410
SG Holdings Co Ltd 22,000 466
SITC International Holdings Co Ltd 92,000 379
Tobu Railway Co Ltd 13,000 320
Tokyu Corp 34,300 457
West Japan Railway Co 14,900 643
Yamato Holdings Co Ltd 20,000 393
$ 19,656
Water - 0 .26%
Severn Trent PLC 17,138 659
United Utilities Group PLC 46,692 670
Veolia Environnement SA 44,883 1,565
$ 2,894
TOTAL COMMON STOCKS $ 1,096,048

Schedule of Investments
International Equity Index Fund
February 28, 2022 (unaudited)
See accompanying notes.

PREFERRED STOCKS - 0 .52 % Shares Held Value (000's)
Automobile Manufacturers - 0 .34%
Bayerische Motoren Werke AG 1.92% 3,951 $ 319
Porsche Automobil Holding SE 2.21% 10,486 1,047
Volkswagen AG 4.86% 12,708 2,498
$ 3,864
Chemicals - 0 .02%
FUCHS PETROLUB SE 0.99% 4,760 188
Consumer Products - 0 .09%
Henkel AG & Co KGaA 1.85% 12,200 968
Electronics - 0 .07%
Sartorius AG 1.26% 1,796 793
TOTAL PREFERRED STOCKS $ 5,813
Total Investments $ 1,134,678
Other Assets and Liabilities -  (1.42)% (15,881)
TOTAL NET ASSETS - 100.00% $ 1,118,797
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18,958 or 1.69% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,975 or 1.79% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,857 or 1.69% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .48%
United Kingdom 14 .57%
France 10 .84%
Switzerland 10 .71%
Germany 8 .23%
Australia 7 .12%
Netherlands 4 .73%
Sweden 3 .20%
United States 2 .93%
Hong Kong 2 .83%
Denmark 2 .58%
Spain 2 .27%
Italy 2 .00%
Singapore 1 .44%
Finland 1 .16%
Ireland 1 .04%
Belgium 0 .83%
Norway 0 .72%
Israel 0 .70%
New Zealand 0 .28%
Luxembourg 0 .28%
Austria 0 .20%
Portugal 0 .15%
Chile 0 .05%
Macao 0 .04%
Jordan 0 .03%
Poland 0 .01%
United Arab Emirates 0 .00%
Other Assets and Liabilities
( 1 .42 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,018 $ 258,289 $ 258,121 $ 10,186
$ 10,018 $ 258,289 $ 258,121 $ 10,186
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2022 Long 19 $ 2,052 $ (106)
Total $ (106)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .25 % Shares Held Value (000's)
Money Market Funds - 4 .25%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
15,471,555 $ 15,472
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
26,540,521 26,541
$ 42,013
TOTAL INVESTMENT COMPANIES $ 42,013
COMMON STOCKS - 98 .26 % Shares Held Value (000's)
Advertising - 0 .47%
Stroeer SE & Co KGaA 61,380 $ 4,630
Aerospace & Defense - 1 .64%
CAE Inc
(d)
195,700 5,236
Rheinmetall AG 74,157 11,038
$ 16,274
Agriculture - 0 .29%
Genus PLC 66,252 2,918
Apparel - 0 .61%
Dr. Martens Plc 485,744 1,826
Puma SE 23,936 2,195
Yue Yuen Industrial Holdings Ltd
(d)
1,170,500 1,978
$ 5,999
Automobile Manufacturers - 0 .99%
Hino Motors Ltd 544,800 5,119
Mazda Motor Corp 634,500 4,693
$ 9,812
Automobile Parts & Equipment - 1 .73%
CIE Automotive SA 95,835 2,562
Faurecia SE
(e)
142,743 5,375
Musashi Seimitsu Industry Co Ltd 104,900 1,637
Toyoda Gosei Co Ltd 211,100 4,018
Toyota Boshoku Corp 191,900 3,512
$ 17,104
Banks - 4 .78%
AEON Financial Service Co Ltd
(e)
165,800 1,708
Banca Mediolanum SpA 678,012 5,556
Banco de Sabadell SA
(d)
5,610,924 4,852
Bank of Ireland Group PLC
(d)
1,351,235 8,966
BAWAG Group AG
(d),(f)
95,521 5,157
BPER Banca 3,461,432 6,918
Chiba Bank Ltd/The 828,800 5,210
Fukuoka Financial Group Inc 321,400 6,336
Paragon Banking Group PLC 385,286 2,594
$ 47,297
Beverages - 0 .71%
Royal Unibrew A/S 66,036 7,001
Biotechnology - 0 .05%
Cellectis SA ADR
(d),(e)
117,012 530
Building Materials - 1 .89%
Buzzi Unicem SpA 134,181 2,559
Ibstock PLC
(f)
810,987 1,930
Interfor Corp 114,400 3,485
ROCKWOOL International A/S 18,302 6,274
Wienerberger AG 149,189 4,461
$ 18,709
Chemicals - 2 .38%
ADEKA Corp 179,300 4,158
Arkema SA 53,992 7,160
K+S AG 89,430 2,294
Kureha Corp 50,600 4,061
Methanex Corp 15,450 804
Sumitomo Bakelite Co Ltd 121,300 5,061
$ 23,538
Commercial Services - 2 .54%
Hays PLC 3,093,735 5,630
Loomis AB 139,201 3,926
M&A Capital Partners Co Ltd
(d)
46,100 2,023
Persol Holdings Co Ltd 256,900 5,755
Rentokil Initial PLC 380,153 2,580
Sdiptech AB
(d)
41,882 1,656
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Sixt SE
(e)
23,988 $ 3,586
$ 25,156
Computers - 4 .34%
BayCurrent Consulting Inc 16,300 6,518
Computacenter PLC 123,012 4,503
CyberArk Software Ltd
(d)
39,159 6,662
GB Group PLC 460,146 3,469
Internet Initiative Japan Inc 175,900 5,653
Keywords Studios PLC 130,947 4,247
Nihon Unisys Ltd 88,400 2,422
S&T AG
(e)
114,165 1,791
Sopra Steria Group SACA 24,340 4,341
Teleperformance 8,876 3,294
$ 42,900
Distribution & Wholesale - 0 .95%
Seven Group Holdings Ltd 245,096 3,967
Toromont Industries Ltd 64,304 5,451
$ 9,418
Diversified Financial Services - 3 .54%
Euronext NV
(f)
64,805 5,850
IG Group Holdings PLC 699,680 7,312
Man Group PLC/Jersey 1,928,232 4,966
OSB Group PLC 432,638 2,891
SBI Holdings Inc/Japan 122,100 3,203
St James's Place PLC 359,978 6,749
Zenkoku Hosho Co Ltd 97,100 4,083
$ 35,054
Electric - 2 .85%
BKW AG 23,424 2,951
Boralex Inc 183,000 5,344
Capital Power Corp 233,100 7,163
Hera SpA 1,694,354 6,570
Northland Power Inc 193,800 6,162
$ 28,190
Electrical Components & Equipment - 1 .78%
Nexans SA 30,396 2,932
Prysmian SpA 204,373 6,728
Signify NV
(f)
155,024 7,930
$ 17,590
Electronics - 1 .46%
Anritsu Corp
(e)
310,300 4,359
Comet Holding AG 2,170 659
Electrocomponents PLC 516,042 6,808
Halma PLC 81,255 2,621
$ 14,447
Engineering & Construction - 3 .47%
Arcadis NV 71,387 3,263
Balfour Beatty PLC 982,358 3,120
Downer EDI Ltd 1,259,535 4,642
EXEO Group Inc 277,300 5,772
Kumagai Gumi Co Ltd 58,500 1,471
Kyudenko Corp 62,700 1,683
Mirait Holdings Corp 194,200 3,300
SPIE SA 206,018 4,819
Stantec Inc 125,400 6,232
$ 34,302
Entertainment - 1 .78%
Entain PLC
(d)
318,007 7,149
Sega Sammy Holdings Inc 483,500 8,819
Tokyotokeiba Co Ltd 45,700 1,624
$ 17,592
Food - 3 .87%
AAK AB 207,107 3,767
Cranswick PLC 60,326 2,832
Empire Co Ltd 214,300 6,638
House Foods Group Inc 77,200 1,996
J Sainsbury PLC 1,694,624 6,250
Morinaga Milk Industry Co Ltd 139,000 6,968

Schedule of Investments
International Small Company Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Sonae SGPS SA 2,941,509 $ 3,202
Toyo Suisan Kaisha Ltd 157,400 6,616
$ 38,269
Forest Products & Paper - 0 .68%
Sumitomo Forestry Co Ltd 351,400 6,776
Hand & Machine Tools - 0 .67%
Amada Co Ltd 747,500 6,623
Healthcare - Products - 0 .83%
Carl Zeiss Meditec AG 12,801 2,009
Tecan Group AG 14,287 6,184
$ 8,193
Healthcare - Services - 0 .28%
ICON PLC
(d)
11,548 2,749
Holding Companies - Diversified - 0 .37%
Swire Pacific Ltd 655,500 3,623
Home Builders - 0 .49%
Redrow PLC 634,849 4,840
Insurance - 1 .72%
ASR Nederland NV 204,225 8,827
Conduit Holdings Ltd 276,447 1,506
SCOR SE 205,493 6,690
$ 17,023
Internet - 2 .90%
Auto1 Group SE
(d),(f)
90,188 1,307
Criteo SA ADR
(d)
172,901 5,751
flatexDEGIRO AG
(d),(e)
226,964 4,700
Future PLC 203,783 7,211
Scout24 SE
(f)
68,591 4,001
Trend Micro Inc/Japan 103,200 5,765
$ 28,735
Iron & Steel - 0 .46%
APERAM SA 82,275 4,607
Leisure Products & Services - 1 .02%
BRP Inc 85,500 6,128
Thule Group AB
(f)
101,443 3,983
$ 10,111
Lodging - 0 .51%
Whitbread PLC
(d)
128,688 5,023
Machinery - Construction & Mining - 0 .53%
Weir Group PLC/The 250,709 5,285
Machinery - Diversified - 3 .16%
ATS Automation Tooling Systems Inc
(d)
157,200 6,096
CKD Corp 188,700 3,291
Georg Fischer AG 2,641 3,249
Husqvarna AB 539,075 6,493
IMI PLC 316,876 6,208
KION Group AG 74,072 5,938
$ 31,275
Media - 1 .48%
ITV PLC 5,021,127 7,398
Nine Entertainment Co Holdings Ltd 3,555,898 7,222
$ 14,620
Metal Fabrication & Hardware - 1 .53%
Hanwa Co Ltd 74,500 2,167
Reliance Worldwide Corp Ltd 1,680,057 5,649
VAT Group AG
(f)
19,269 7,282
$ 15,098
Mining - 4 .24%
Allkem Ltd
(d)
841,914 5,615
Argonaut Gold Inc
(d)
752,300 1,371
Capstone Mining Corp
(d)
700,500 3,631
Constellium SE
(d)
412,969 8,024
Eramet SA
(d)
11,406 1,495
IGO Ltd 317,693 2,549
Lynas Rare Earths Ltd
(d)
623,369 4,718
Pilbara Minerals Ltd
(d)
466,528 937
SSR Mining Inc 464,134 9,187
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Wesdome Gold Mines Ltd
(d)
395,100 $ 4,448
$ 41,975
Miscellaneous Manufacturers - 1 .29%
Aalberts NV 104,866 5,851
Trelleborg AB 345,609 6,944
$ 12,795
Office & Business Equipment - 0 .31%
Canon Marketing Japan Inc 145,200 3,035
Oil & Gas - 3 .73%
Ampol Ltd 144,014 3,111
ARC Resources Ltd 522,400 6,458
Crescent Point Energy Corp 817,000 5,846
Lundin Energy AB 143,379 5,291
Parex Resources Inc 167,867 3,702
Tourmaline Oil Corp 208,300 8,217
Whitecap Resources Inc 567,600 4,330
$ 36,955
Packaging & Containers - 1 .58%
DS Smith PLC 1,809,968 8,340
SIG Combibloc Group AG
(d)
324,210 7,276
$ 15,616
Pharmaceuticals - 3 .28%
ALK-Abello A/S
(d)
8,353 3,197
CVS Group PLC 227,366 5,113
Dechra Pharmaceuticals PLC 146,605 8,085
Hikma Pharmaceuticals PLC 204,335 5,689
Nippon Shinyaku Co Ltd 72,000 4,689
Ship Healthcare Holdings Inc 122,700 2,442
Suzuken Co Ltd/Aichi Japan 25,200 812
Towa Pharmaceutical Co Ltd 93,600 2,426
$ 32,453
Private Equity - 0 .74%
Intermediate Capital Group PLC 320,654 7,349
Real Estate - 2 .57%
CA Immobilien Anlagen AG 65,371 2,236
Castellum AB 326,624 7,247
Daito Trust Construction Co Ltd 20,200 2,235
Samhallsbyggnadsbolaget i Norden AB 643,368 2,974
TAG Immobilien AG 167,318 4,313
Tokyu Fudosan Holdings Corp 1,150,100 6,380
$ 25,385
REITs - 7 .94%
Centuria Industrial REIT 1,334,790 3,644
Charter Hall Group 692,191 8,465
Cofinimmo SA 18,845 2,464
Derwent London PLC 72,296 2,947
First Capital Real Estate Investment Trust 289,600 4,147
Frasers Logistics & Commercial Trust 5,437,700 5,632
GLP J-Reit 3,932 5,870
Granite Real Estate Investment Trust 53,400 3,955
Japan Hotel REIT Investment Corp 9,354 4,787
Klepierre SA 220,915 6,315
Mapletree Industrial Trust 2,772,125 5,245
Mirvac Group 3,405,509 6,351
Mitsui Fudosan Logistics Park Inc 1,083 4,952
NIPPON REIT Investment Corp 618 1,934
Safestore Holdings PLC 207,749 3,537
Summit Industrial Income REIT 244,700 4,157
Warehouses De Pauw CVA 104,548 4,110
$ 78,512
Retail - 3 .94%
ABC-Mart Inc
(e)
51,100 2,217
B&M European Value Retail SA 1,141,765 9,261
Eagers Automotive Ltd 237,144 2,435
Grafton Group PLC 356,175 5,115
JD Sports Fashion PLC
(d)
3,205,434 6,448
Moncler SpA 40,866 2,454
Ryohin Keikaku Co Ltd
(e)
308,200 4,539

Schedule of Investments
International Small Company Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Super Retail Group Ltd 515,643 $ 4,144
WH Smith PLC
(d)
108,952 2,357
$ 38,970
Semiconductors - 3 .55%
Alphawave IP Group PLC
(d),(e)
1,059,367 2,635
ASM International NV 8,968 2,896
Japan Material Co Ltd 178,200 2,616
Nova Ltd
(d)
54,431 5,703
Tokyo Ohka Kogyo Co Ltd 62,700 3,998
Tower Semiconductor Ltd
(d)
216,031 10,121
Ulvac Inc 143,500 7,163
$ 35,132
Shipbuilding - 0 .49%
Yangzijiang Shipbuilding Holdings Ltd 4,749,600 4,859
Software - 2 .10%
Descartes Systems Group Inc/The
(d)
104,000 7,411
Open Text Corp 62,500 2,720
Pro Medicus Ltd
(e)
107,387 3,688
Sophia Genetics SA
(d),(e)
62,709 803
TIS Inc 259,000 6,130
$ 20,752
Telecommunications - 1 .16%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
4,770,543 7,832
Eutelsat Communications SA 329,724 3,611
$ 11,443
Transportation - 2 .59%
ComfortDelGro Corp Ltd 2,404,800 2,512
Kamigumi Co Ltd 312,100 6,065
NIPPON EXPRESS HOLDINGS INC 84,100 5,098
Sankyu Inc 133,000 4,611
TFI International Inc 70,100 7,307
$ 25,593
TOTAL COMMON STOCKS $ 972,135
PREFERRED STOCKS - 0 .28 % Shares Held Value (000's)
Machinery - Diversified - 0 .28%
Jungheinrich AG 0.43% 76,627 $ 2,763
TOTAL PREFERRED STOCKS $ 2,763
Total Investments $ 1,016,911
Other Assets and Liabilities -  (2.79)% (27,625)
TOTAL NET ASSETS - 100.00% $ 989,286
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,682 or 2.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,308 or 2.46% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $37,440 or 3.78% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .68%
United Kingdom 17 .01%
Canada 13 .56%
France 6 .11%
Australia 5 .74%
United States 4 .96%
Germany 4 .92%
Sweden 4 .28%
Netherlands 3 .49%
Italy 3 .12%
Israel 3 .06%
Switzerland 2 .89%
Ireland 2 .14%
Denmark 1 .66%
Austria 1 .38%
Singapore 1 .35%
Spain 0 .75%
Belgium 0 .66%
Hong Kong 0 .57%
Jordan 0 .57%
China 0 .49%
Malaysia 0 .47%
Luxembourg 0 .46%
Portugal 0 .32%
Bermuda 0 .15%
Other Assets and Liabilities
( 2 .79 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 36,399 $ 310,089 $ 319,947 $ 26,541
$ 36,399 $ 310,089 $ 319,947 $ 26,541
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .05 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .05%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 10,306 523
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
14,839 854
VanEck High Yield Muni ETF 7,341 437
VanEck Short High Yield Muni ETF 1,000 24
$ 1,944
TOTAL INVESTMENT COMPANIES $ 1,944
MUNICIPAL BONDS - 103 .82%
Principal
Amount (000's) Value (000's)
Alabama - 2 .89%
Columbia Industrial Development Board
0.11%, 12/01/2037
(a)
$ 1,300 $ 1,300
Eutaw Industrial Development Board
0.11%, 06/01/2028
(a)
200 200
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,500 1,864
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 949
5.25%, 05/01/2044
(b)
1,000 1,065
$ 5,378
Alaska - 1 .14%
Northern Tobacco Securitization Corp
4.00%, 06/01/2050 1,000 1,068
4.00%, 06/01/2050 1,000 1,059
$ 2,127
Arizona - 4 .87%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(b)
1,000 735
Maricopa County Industrial Development
Authority
4.00%, 10/15/2047
(b)
4,000 4,141
Navajo Nation
5.50%, 12/01/2030
(b)
2,500 2,724
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,465
$ 9,065
Arkansas - 0 .57%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(b)
1,000 1,068
California - 5 .82%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 525
Bay Area Toll Authority
2.60%, 04/01/2056 750 656
California Statewide Communities Development
Authority
0.06%, 04/01/2025
(a)
200 200
5.25%, 12/01/2048
(b)
1,000 1,159
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,019
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(c)
800 987
5.00%, 05/15/2036
(c)
714 880
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(b)
2,000 1,665
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,370
Tobacco Securitization Authority of Northern
California
0.00%, 06/01/2060
(d)
10,000 1,994
$ 10,826
Colorado - 5 .43%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(b)
1,000 1,038
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Creekside Village Metropolitan District
5.00%, 12/01/2039 $ 1,255 $ 1,321
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,126
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,062
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(e)
683 796
4.00%, 12/15/2036
(c),(e)
1,820 2,116
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 526
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(b)
2,000 2,110
$ 10,095
Connecticut - 1 .00%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
1,800 1,860
Delaware - 0 .66%
Delaware River & Bay Authority
5.00%, 01/01/2033
(f)
1,000 1,226
District of Columbia - 0 .58%
District of Columbia
4.00%, 07/01/2039 1,000 1,086
Florida - 7 .34%
County of Broward FL
0.13%, 12/01/2048
(a)
500 500
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 4,041
7.38%, 01/01/2049
(b)
3,750 4,035
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
2,999 3,411
Ocean Highway & Port Authority
5.50%, 12/01/2049
(b)
1,500 1,409
Orange County Housing Finance Authority
7.00%, 10/01/2025 250 251
$ 13,647
Georgia - 2 .91%
George L Smith II Congress Center Authority
4.00%, 01/01/2054 1,000 1,020
5.00%, 01/01/2054
(b)
2,000 2,035
Municipal Electric Authority of Georgia (credit
support from Assured Guaranty Municipal Corp )
5.00%, 01/01/2062
(e)
2,000 2,350
$ 5,405
Guam - 1 .29%
Territory of Guam
4.00%, 01/01/2042 2,250 2,405
Illinois - 11 .47%
City of Chicago IL
5.50%, 01/01/2042 300 328
5.50%, 01/01/2049 1,000 1,150
6.00%, 01/01/2038 1,900 2,202
7.46%, 02/15/2026 1,456 1,402
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 831
5.00%, 01/01/2039 1,200 1,305
Illinois Finance Authority
0.00%, 12/01/2042
(d),(g)
94 —
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,142
5.00%, 06/15/2029 1,000 1,151
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
4,991 5,566

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 $ 1,000 $ 1,112
5.00%, 06/15/2057 500 547
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(e)
1,000 1,138
State of Illinois
5.00%, 11/01/2028 500 573
5.00%, 03/01/2046 1,450 1,676
5.50%, 07/01/2027 1,150 1,215
$ 21,338
Indiana - 1 .25%
City of Whiting IN
3.00%, 11/01/2051 2,000 1,799
Indiana Finance Authority
0.12%, 02/01/2035
(a)
200 200
Town of Shoals IN
7.25%, 11/01/2043 300 317
$ 2,316
Iowa - 0 .57%
Iowa Tobacco Settlement Authority
4.00%, 06/01/2049 1,000 1,063
Kentucky - 0 .54%
County of Meade KY
0.18%, 08/01/2061
(a)
1,000 1,000
Louisiana - 4 .73%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 1,045
4.40%, 11/01/2044
(b)
905 950
5.50%, 11/01/2039
(b)
800 899
5.65%, 11/01/2037
(b)
1,000 1,136
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(d)
278 —
Parish of St James LA
6.35%, 10/01/2040
(b)
3,000 3,752
Parish of St John the Baptist LA
2.10%, 06/01/2037
(a)
1,000 1,005
$ 8,787
Maine - 1 .62%
Finance Authority of Maine
5.25%, 01/01/2025
(b)
1,000 1,085
8.00%, 12/01/2051
(b)
2,000 1,925
$ 3,010
Maryland - 0 .34%
City of Westminster MD
6.25%, 07/01/2044 600 640
Michigan - 2 .96%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,159
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 935 1,026
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,103
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,117
5.00%, 11/15/2049 1,000 1,101
$ 5,506
Mississippi - 0 .16%
Mississippi Business Finance Corp
0.17%, 12/01/2049
(a)
300 300
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Missouri - 0 .85%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(e)
$ 400 $ 486
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,087
$ 1,573
Montana - 1 .84%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,491
County of Gallatin MT
4.00%, 10/15/2046
(b)
2,000 1,929
$ 3,420
Nevada - 1 .35%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,396 1,627
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(b)
962 876
$ 2,503
New Hampshire - 1 .32%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(b)
1,000 1,018
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,436
$ 2,454
New Jersey - 4 .26%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 265
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 564
5.00%, 06/15/2047 500 562
5.25%, 06/15/2040 55 62
5.25%, 06/15/2040 945 1,044
5.63%, 11/15/2030 1,500 1,610
5.75%, 09/15/2027 500 509
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,194
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,104
$ 7,914
New York - 8 .14%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 437
New York State Bridge Authority
4.00%, 01/01/2046 725 818
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,125
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 1,016
4.00%, 10/01/2030 1,000 1,093
4.00%, 12/01/2041 1,250 1,351
4.00%, 04/30/2053 1,000 1,075
5.00%, 01/01/2036 1,000 1,124
5.38%, 08/01/2036 1,000 1,176
Suffolk Tobacco Asset Securitization Corp
4.00%, 06/01/2050 640 690
Troy Capital Resource Corp
4.00%, 09/01/2035 180 203
Westchester County Local Development Corp
5.00%, 07/01/2041
(b)
1,000 1,047
5.00%, 07/01/2056
(b)
1,250 1,286

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2022 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(b)
$ 1,340 $ 1,308
4.13%, 12/01/2041
(b)
1,500 1,397
$ 15,146
Ohio - 3 .67%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 1,900 2,069
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(b)
1,000 1,005
4.50%, 12/01/2055
(b)
1,000 1,016
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(b)
1,500 1,368
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(b)
1,000 1,107
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(d),(g)
1,000 267
$ 6,832
Oklahoma - 1 .22%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,183
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,093
$ 2,276
Oregon - 0 .03%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(d)
1,000 60
Pennsylvania - 4 .17%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 534
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 1,187
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,190
5.00%, 06/01/2035 1,000 1,169
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,052
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,045
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2029
(e),(f)
1,325 1,579
$ 7,756
Puerto Rico - 1 .34%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(d)
1,805 1,710
0.00%, 07/01/2039
(d)
765 774
$ 2,484
South Carolina - 1 .84%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 532
6.50%, 06/01/2051
(b)
3,000 2,886
$ 3,418
South Dakota - 0 .27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
500 500
Tennessee - 3 .43%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,148
5.00%, 10/01/2035 500 539
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee (continued)
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
$ 1,600 $ 1,552
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2054 2,000 2,318
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(b)
750 823
$ 6,380
Texas - 5 .48%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,500 1,548
North Texas Tollway Authority
5.00%, 01/01/2045 615 669
5.00%, 01/01/2048 500 570
Port Beaumont Navigation District
3.00%, 01/01/2050
(b)
2,000 1,645
4.00%, 01/01/2050
(b)
3,500 3,477
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,730 1,946
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 326
$ 10,181
Utah - 0 .77%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,433
Vermont - 0 .78%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(b)
1,300 1,451
Virginia - 1 .74%
Virginia Small Business Financing Authority
4.00%, 12/01/2036 1,000 1,073
4.00%, 01/01/2040
(f)
1,000 1,076
4.00%, 01/01/2048 1,000 1,081
$ 3,230
Washington - 0 .55%
Washington State Housing Finance Commission
3.50%, 12/20/2035 989 1,031
Wisconsin - 2 .63%
Public Finance Authority
4.00%, 03/31/2056 1,165 1,204
5.00%, 01/01/2024 500 530
5.00%, 12/01/2025 1,200 1,341
5.00%, 09/01/2039
(b)
1,000 1,108
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 35 32
6.00%, 07/01/2028 170 129
6.50%, 07/01/2033 300 216
7.00%, 07/01/2043 500 330
$ 4,890
TOTAL MUNICIPAL BONDS $ 193,080
Total Investments $ 195,024
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.68)%
Notes with interest rates of 0.23% - 0.39% at
February 28, 2022 and contractual maturity of
collateral from 2024-2036.
(h)
$ (8,700) (8,700)
Total Net Investments $ 186,324
Other Assets and Liabilities -  (0.19)% (353)
TOTAL NET ASSETS - 100.00% $ 185,971

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2022 (unaudited)
See accompanying notes.

(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $62,599 or 33.66% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Non-income producing security
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security purchased on a when-issued basis.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 28, 2022.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 86 .24%
General Obligation Unlimited 5 .81%
Insured 4 .55%
Tax Allocation 3 .22%
Prerefunded 1 .44%
Investment Companies 1 .05%
Special Assessment 0 .83%
Certificate Participation 0 .75%
General Obligation Limited 0 .71%
Special Tax 0 .27%
Liability For Floating Rate Notes Issued ( 4 .68 ) %
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .84 % Shares Held Value (000's)
Money Market Funds - 0 .84%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
26,531,483 $ 26,531
TOTAL INVESTMENT COMPANIES $ 26,531
COMMON STOCKS - 97 .55 % Shares Held Value (000's)
Aerospace & Defense - 0 .97%
Bharat Electronics Ltd 10,903,400 $ 30,642
Agriculture - 0 .54%
Tongwei Co Ltd 2,480,960 17,015
Apparel - 0 .30%
Makalot Industrial Co Ltd 1,211,000 9,566
Automobile Manufacturers - 0 .76%
Kia Corp 386,000 23,930
Automobile Parts & Equipment - 0 .55%
Fangda Special Steel Technology Co Ltd 13,269,000 17,318
Banks - 14 .01%
Absa Group Ltd 1,921,000 22,085
Bank of Chengdu Co Ltd 15,603,000 35,683
Bank of China Ltd 142,200,000 55,359
China Merchants Bank Co Ltd 12,087,500 101,889
FirstRand Ltd 9,833,000 42,338
Grupo Financiero Banorte SAB de CV 6,499,500 44,107
ICICI Bank Ltd 2,409,000 23,860
OTP Bank Nyrt
(b)
324,000 12,364
Powszechna Kasa Oszczednosci Bank Polski SA
(b)
1,170,000 11,244
Sberbank of Russia PJSC ADR 3,419,500 3,574
Shinhan Financial Group Co Ltd 1,093,000 35,562
Siam Commercial Bank PCL/The 4,976,000 19,229
State Bank of India 3,751,000 24,232
Woori Financial Group Inc 985,000 11,782
$ 443,308
Beverages - 0 .50%
Ambev SA 5,348,000 15,779
Building Materials - 1 .26%
Xinyi Glass Holdings Ltd 6,470,000 17,234
Zhuzhou Kibing Group Co Ltd 9,071,738 22,682
$ 39,916
Chemicals - 8 .75%
Anhui Guangxin Agrochemical Co Ltd 3,909,976 21,693
Beijing Easpring Material Technology Co Ltd 731,929 10,028
Coromandel International Ltd 1,608,500 16,575
Formosa Plastics Corp 4,848,000 18,306
Huafon Chemical Co Ltd 8,982,915 13,739
Kumho Petrochemical Co Ltd 172,300 23,245
Lier Chemical Co Ltd 2,248,959 12,505
LOTTE Fine Chemical Co Ltd 157,000 10,445
Luxi Chemical Group Co Ltd 6,142,996 16,416
Ningxia Baofeng Energy Group Co Ltd 7,406,933 20,631
Sasol Ltd
(b)
1,118,000 25,653
Satellite Chemical Co Ltd 4,654,923 33,379
Shandong Hualu Hengsheng Chemical Co Ltd 2,973,000 16,701
Sinoma Science & Technology Co Ltd 4,412,947 20,991
Wanhua Chemical Group Co Ltd 1,100,969 16,669
$ 276,976
Coal - 1 .79%
China Shenhua Energy Co Ltd 12,001,000 33,074
Shaanxi Coal Industry Co Ltd 10,441,768 23,591
$ 56,665
Computers - 5 .10%
Asustek Computer Inc 4,657,000 62,127
Infosys Ltd ADR 3,820,418 85,806
LG Corp 213,858 13,441
$ 161,374
Diversified Financial Services - 7 .11%
Chailease Holding Co Ltd 3,506,844 31,826
Fubon Financial Holding Co Ltd 15,214,912 41,081
Hana Financial Group Inc 1,614,000 65,573
KB Financial Group Inc 788,800 38,915
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Manappuram Finance Ltd 6,260,800 $ 9,515
Muthoot Finance Ltd 1,443,200 26,147
Yuanta Financial Holding Co Ltd 13,480,000 12,042
$ 225,099
Electrical Components & Equipment - 1 .50%
Ecopro BM Co Ltd 25,000 7,911
LG Innotek Co Ltd 85,100 23,492
Wuxi Lead Intelligent Equipment Co Ltd 1,492,000 16,084
$ 47,487
Electronics - 3 .98%
GoerTek Inc 1,308,929 9,164
Hon Hai Precision Industry Co Ltd 4,734,400 17,586
Lotes Co Ltd 801,085 20,806
Nan Ya Printed Circuit Board Corp 1,009,000 19,322
Samsung Electro-Mechanics Co Ltd 111,800 15,631
Shenzhen Topband Co Ltd 6,879,703 14,692
Silergy Corp 86,000 11,460
Zhuzhou Hongda Electronics Corp Ltd 1,307,975 17,433
$ 126,094
Food - 2 .95%
Dino Polska SA
(b),(d)
399,300 28,078
JBS SA 7,422,000 51,706
Marfrig Global Foods SA 3,123,000 13,440
$ 93,224
Gas - 2 .38%
China Resources Gas Group Ltd 1,853,000 8,511
ENN Energy Holdings Ltd 3,371,400 48,826
ENN Natural Gas Co Ltd 6,357,000 18,056
$ 75,393
Hand & Machine Tools - 0 .49%
Techtronic Industries Co Ltd 928,000 15,550
Healthcare - Products - 0 .31%
Jafron Biomedical Co Ltd 1,339,948 9,754
Home Furnishings - 1 .51%
E Ink Holdings Inc 4,698,300 25,321
Ecovacs Robotics Co Ltd 1,045,920 22,585
$ 47,906
Insurance - 1 .71%
Cathay Financial Holding Co Ltd 14,651,000 32,945
Ping An Insurance Group Co of China Ltd 2,724,300 21,123
$ 54,068
Internet - 5 .49%
Alibaba Group Holding Ltd ADR
(b)
550,800 57,939
JD.com Inc
(b)
109,695 3,918
Tencent Holdings Ltd 2,075,605 112,002
$ 173,859
Iron & Steel - 0 .66%
Vale SA 1,166,500 20,895
Machinery - Diversified - 0 .59%
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
1,791,965 18,573
Metal Fabrication & Hardware - 0 .40%
YongXing Special Materials Technology Co Ltd 528,923 12,542
Mining - 2 .09%
China Hongqiao Group Ltd 7,737,000 10,832
Grupo Mexico SAB de CV 5,091,700 26,009
MMC Norilsk Nickel PJSC ADR 671,346 8,640
NMDC Ltd 10,767,000 20,621
$ 66,102
Miscellaneous Manufacturers - 2 .14%
Elite Material Co Ltd 2,583,000 25,329
Sunny Optical Technology Group Co Ltd 1,768,400 42,378
$ 67,707
Oil & Gas - 1 .94%
Gazprom PJSC ADR 2,043,000 5,405
LUKOIL PJSC ADR 338,000 6,340
Novatek PJSC 102,600 3,952

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
PetroChina Co Ltd 44,000,000 $ 23,568
PTT Exploration & Production PCL 5,266,000 22,171
$ 61,436
Pharmaceuticals - 1 .23%
Changchun High & New Technology Industry
Group Inc
330,563 9,592
CSPC Pharmaceutical Group Ltd 13,771,000 16,324
Shanghai Fosun Pharmaceutical Group Co Ltd 3,286,800 13,178
$ 39,094
Retail - 1 .92%
Li Ning Co Ltd 3,443,000 34,389
Zhongsheng Group Holdings Ltd 3,780,100 26,396
$ 60,785
Semiconductors - 18 .96%
LX Semicon Co Ltd 119,000 11,430
MediaTek Inc 1,736,900 68,635
Novatek Microelectronics Corp 1,245,500 20,648
Parade Technologies Ltd 455,100 31,421
Realtek Semiconductor Corp 2,534,000 41,781
Samsung Electronics Co Ltd 1,640,749 98,861
Taiwan Semiconductor Manufacturing Co Ltd 10,222,956 219,789
Taiwan Semiconductor Manufacturing Co Ltd
ADR
255,417 27,332
United Microelectronics Corp 9,722,000 18,320
Vanguard International Semiconductor Corp 5,728,000 25,996
Will Semiconductor Co Ltd Shanghai 912,936 35,826
$ 600,039
Software - 1 .78%
HCL Technologies Ltd 3,749,300 56,379
Telecommunications - 1 .83%
MTN Group Ltd 4,648,000 58,019
Textiles - 0 .74%
Tongkun Group Co Ltd 6,673,903 23,270
Transportation - 1 .31%
COSCO SHIPPING Holdings Co Ltd
(b)
9,841,000 19,891
SITC International Holdings Co Ltd 5,215,000 21,502
$ 41,393
TOTAL COMMON STOCKS $ 3,087,157
PREFERRED STOCKS - 1 .58 % Shares Held Value (000's)
Banks - 0 .66%
Banco Bradesco SA 0.22% 5,270,087 $ 20,818
Oil & Gas - 0 .92%
Petroleo Brasileiro SA 2.86% 4,445,000 29,336
TOTAL PREFERRED STOCKS $ 50,154
Total Investments $ 3,163,842
Other Assets and Liabilities -  0.03% 1,001
TOTAL NET ASSETS - 100.00% $ 3,164,843
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,078 or 0.89% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 36 .00%
Taiwan 23 .34%
Korea, Republic Of 12 .01%
India 9 .28%
Brazil 4 .80%
South Africa 4 .68%
Mexico 2 .21%
Hong Kong 1 .98%
United States 1 .83%
Thailand 1 .31%
Poland 1 .25%
Russian Federation 0 .89%
Hungary 0 .39%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 88,192 $ 630,708 $ 692,369 $ 26,531
$ 88,192 $ 630,708 $ 692,369 $ 26,531
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .94 % Shares Held Value (000's)
Money Market Funds - 0 .94%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,289,883 $ 11,290
TOTAL INVESTMENT COMPANIES $ 11,290
COMMON STOCKS - 98 .83 % Shares Held Value (000's)
Advertising - 1 .71%
Interpublic Group of Cos Inc/The 557,164 $ 20,504
Automobile Parts & Equipment - 1 .24%
Linamar Corp 286,070 14,939
Banks - 10 .86%
Bank OZK 681,561 32,047
Cathay General Bancorp 418,938 19,703
Cullen/Frost Bankers Inc 124,864 17,572
East West Bancorp Inc 389,212 34,079
ServisFirst Bancshares Inc 209,875 18,339
Washington Trust Bancorp Inc 162,198 8,802
$ 130,542
Chemicals - 4 .04%
HB Fuller Co 133,495 9,127
Huntsman Corp 505,328 20,436
RPM International Inc 223,805 18,927
$ 48,490
Commercial Services - 0 .81%
John Wiley & Sons Inc 192,821 9,701
Computers - 3 .45%
Amdocs Ltd 382,861 30,131
Leidos Holdings Inc 111,517 11,357
$ 41,488
Consumer Products - 2 .11%
Avery Dennison Corp 113,297 19,963
WD-40 Co 25,389 5,380
$ 25,343
Diversified Financial Services - 4 .03%
Federal Agricultural Mortgage Corp 118,450 14,652
Hamilton Lane Inc 173,272 13,533
Raymond James Financial Inc 184,150 20,192
$ 48,377
Electric - 2 .94%
ALLETE Inc 303,052 19,074
IDACORP Inc 156,192 16,236
$ 35,310
Electrical Components & Equipment - 2 .64%
Energizer Holdings Inc 331,506 11,069
Littelfuse Inc 80,097 20,682
$ 31,751
Electronics - 3 .42%
Hubbell Inc 95,124 16,956
Mesa Laboratories Inc 31,183 7,962
nVent Electric PLC 478,183 16,225
$ 41,143
Engineering & Construction - 0 .55%
Comfort Systems USA Inc 77,360 6,651
Food - 1 .70%
Ingredion Inc 230,761 20,478
Gas - 1 .48%
NiSource Inc 614,194 17,769
Hand & Machine Tools - 4 .35%
Lincoln Electric Holdings Inc 132,424 16,879
MSA Safety Inc 102,259 14,224
Snap-on Inc 100,465 21,116
$ 52,219
Healthcare - Products - 4 .53%
CONMED Corp 182,490 26,673
DENTSPLY SIRONA Inc 223,883 12,121
STERIS PLC 65,394 15,694
$ 54,488
Healthcare - Services - 1 .14%
Select Medical Holdings Corp 591,569 13,695
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 3 .07%
LCI Industries 155,477 $ 19,360
MDC Holdings Inc 394,513 17,493
$ 36,853
Insurance - 5 .09%
Assured Guaranty Ltd 367,875 22,797
Fidelity National Financial Inc 586,252 27,929
James River Group Holdings Ltd 129,075 3,433
Kinsale Capital Group Inc 33,131 6,950
$ 61,109
Leisure Products & Services - 3 .51%
Acushnet Holdings Corp 428,884 18,785
Brunswick Corp/DE 244,769 23,380
$ 42,165
Machinery - Diversified - 3 .01%
Albany International Corp 194,328 17,066
Nordson Corp 84,527 19,144
$ 36,210
Media - 0 .69%
Cable One Inc 5,754 8,245
Metal Fabrication & Hardware - 2 .84%
Crane Co 169,340 17,117
Timken Co/The 258,649 16,957
$ 34,074
Miscellaneous Manufacturers - 1 .72%
Donaldson Co Inc 177,393 9,627
EnPro Industries Inc 100,546 11,104
$ 20,731
Oil & Gas - 4 .59%
Coterra Energy Inc 937,132 21,863
Diamondback Energy Inc 168,838 23,317
HollyFrontier Corp
(b)
328,095 9,990
$ 55,170
Packaging & Containers - 1 .41%
Packaging Corp of America 115,227 16,960
Pharmaceuticals - 1 .22%
Organon & Co 279,378 10,429
Phibro Animal Health Corp 200,064 4,262
$ 14,691
Pipelines - 1 .79%
Targa Resources Corp 329,626 21,548
REITs - 11 .87%
Agree Realty Corp 242,477 15,555
Camden Property Trust 81,402 13,440
Cousins Properties Inc 402,548 15,550
EastGroup Properties Inc 84,988 16,212
Four Corners Property Trust Inc 479,818 12,658
Granite Real Estate Investment Trust 241,884 17,914
Medical Properties Trust Inc 918,082 18,674
STORE Capital Corp 618,586 19,003
Terreno Realty Corp 198,797 13,675
$ 142,681
Retail - 0 .83%
Papa John's International Inc 93,179 9,953
Semiconductors - 3 .51%
MKS Instruments Inc 196,523 29,596
Monolithic Power Systems Inc 27,432 12,583
$ 42,179
Shipbuilding - 0 .86%
Huntington Ingalls Industries Inc 50,630 10,349
Software - 0 .72%
ManTech International Corp/VA 103,251 8,608
Toys, Games & Hobbies - 1 .10%
Hasbro Inc 135,984 13,197
TOTAL COMMON STOCKS $ 1,187,611
Total Investments $ 1,198,901
Other Assets and Liabilities -  0.23% 2,753
TOTAL NET ASSETS - 100.00% $ 1,201,654

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 31 .85%
Industrial 20 .80%
Consumer, Non-cyclical 11 .51%
Consumer, Cyclical 9 .75%
Technology 7 .68%
Energy 6 .38%
Utilities 4 .42%
Basic Materials 4 .04%
Communications 2 .40%
Money Market Funds 0 .94%
Other Assets and Liabilities
0 .23%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,632 $ 174,114 $ 175,456 $ 11,290
$ 12,632 $ 174,114 $ 175,456 $ 11,290
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Growth Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .79 % Shares Held Value (000's)
Money Market Funds - 3 .79%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
379,279 $ 379
TOTAL INVESTMENT COMPANIES $ 379
COMMON STOCKS - 100 .55 % Shares Held Value (000's)
Apparel - 1 .31%
Levi Strauss & Co 5,795 $ 131
Automobile Parts & Equipment - 0 .99%
Visteon Corp
(b)
824 99
Banks - 3 .37%
Signature Bank/New York NY 452 156
SVB Financial Group
(b)
299 181
$ 337
Biotechnology - 2 .89%
Fate Therapeutics Inc
(b)
759 26
Horizon Therapeutics Plc
(b)
1,700 155
Maravai LifeSciences Holdings Inc
(b)
2,755 108
$ 289
Building Materials - 4 .30%
AZEK Co Inc/The
(b)
2,019 60
Eagle Materials Inc 1,260 172
Summit Materials Inc
(b)
4,724 148
Trex Co Inc
(b)
535 49
$ 429
Chemicals - 4 .35%
Albemarle Corp 415 82
Element Solutions Inc 7,334 180
FMC Corp 1,467 172
$ 434
Commercial Services - 5 .32%
Herc Holdings Inc 778 124
Korn Ferry 1,809 120
Paylocity Holding Corp
(b)
718 153
Robert Half International Inc 1,117 134
$ 531
Computers - 2 .82%
Globant SA
(b)
279 76
Pure Storage Inc
(b)
3,783 98
Tenable Holdings Inc
(b)
1,950 108
$ 282
Diversified Financial Services - 2 .87%
Affiliated Managers Group Inc 1,002 139
Tradeweb Markets Inc 1,759 148
$ 287
Electrical Components & Equipment - 3 .00%
Acuity Brands Inc 529 97
Littelfuse Inc 788 203
$ 300
Energy - Alternate Sources - 2 .96%
Enphase Energy Inc
(b)
970 162
Plug Power Inc
(b)
5,293 134
$ 296
Engineering & Construction - 3 .56%
AECOM 2,784 202
WillScot Mobile Mini Holdings Corp
(b)
4,318 154
$ 356
Entertainment - 4 .26%
Churchill Downs Inc 695 167
International Game Technology PLC 5,424 166
Vail Resorts Inc 352 92
$ 425
Food - 1 .60%
Hostess Brands Inc
(b)
7,413 160
Healthcare - Products - 11 .76%
Alphatec Holdings Inc
(b)
11,371 125
AtriCure Inc
(b)
2,033 141
Avantor Inc
(b)
5,710 198
Bio-Techne Corp 181 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
CONMED Corp 394 $ 58
Envista Holdings Corp
(b)
3,981 191
Inari Medical Inc
(b)
853 75
Inspire Medical Systems Inc
(b)
647 158
Omnicell Inc
(b)
515 66
Tandem Diabetes Care Inc
(b)
769 87
$ 1,175
Healthcare - Services - 1 .38%
Tenet Healthcare Corp
(b)
1,600 138
Home Builders - 1 .36%
Meritage Homes Corp
(b)
1,379 136
Home Furnishings - 0 .48%
Sonos Inc
(b)
1,737 48
Insurance - 1 .27%
BRP Group Inc
(b)
1,670 46
Kinsale Capital Group Inc 386 81
$ 127
Internet - 1 .36%
Criteo SA ADR
(b)
2,842 94
Revolve Group Inc
(b)
883 42
$ 136
Leisure Products & Services - 1 .04%
Planet Fitness Inc
(b)
1,227 104
Lodging - 0 .96%
Hyatt Hotels Corp
(b)
990 96
Machinery - Diversified - 2 .92%
Chart Industries Inc
(b)
692 100
Middleby Corp/The
(b)
1,082 192
$ 292
Media - 1 .05%
Endeavor Group Holdings Inc
(b)
3,495 105
Oil & Gas - 3 .86%
Matador Resources Co 4,733 235
Ovintiv Inc 2,228 102
Range Resources Corp
(b)
2,115 48
$ 385
Packaging & Containers - 1 .30%
Sealed Air Corp 1,937 130
Pharmaceuticals - 1 .64%
Option Care Health Inc
(b)
6,381 164
Retail - 4 .39%
BJ's Wholesale Club Holdings Inc
(b)
4,232 267
Boot Barn Holdings Inc
(b)
1,165 101
Floor & Decor Holdings Inc
(b)
730 70
$ 438
Semiconductors - 6 .95%
Ambarella Inc
(b)
977 136
Entegris Inc 1,616 211
Monolithic Power Systems Inc 185 85
ON Semiconductor Corp
(b)
2,848 178
Wolfspeed Inc
(b)
814 84
$ 694
Software - 13 .39%
Bill.com Holdings Inc
(b)
339 81
Evolent Health Inc
(b)
7,274 194
Manhattan Associates Inc
(b)
1,544 206
MongoDB Inc
(b)
390 149
Nutanix Inc
(b)
3,593 96
PubMatic Inc
(b)
4,352 133
Qualtrics International Inc
(b)
5,643 171
SentinelOne Inc
(b)
2,618 109
ZoomInfo Technologies Inc
(b)
3,644 199
$ 1,338
Telecommunications - 1 .34%
Arista Networks Inc
(b)
1,092 134

Schedule of Investments
Small-MidCap Growth Fund
February 28, 2022 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .50%
Mattel Inc
(b)
2,000 $ 50
TOTAL COMMON STOCKS $ 10,046
Total Investments $ 10,425
Other Assets and Liabilities -  (4.34)% (434)
TOTAL NET ASSETS - 100.00% $ 9,991
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 24 .59%
Technology 23 .16%
Consumer, Cyclical 15 .29%
Industrial 15 .08%
Financial 7 .51%
Energy 6 .82%
Basic Materials 4 .35%
Money Market Funds 3 .79%
Communications 3 .75%
Other Assets and Liabilities
( 4 .34 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 260 $ 2,622 $ 2,503 $ 379
$ 260 $ 2,622 $ 2,503 $ 379
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.42% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
Invesco Preferred ETF
(a)
511,149 $ 7,003
iShares Preferred & Income Securities ETF
(a)
262,409 9,552
$ 16,555
Money Market Funds - 1.20%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
47,159,927 47,160
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
41,593,468 41,593
$ 88,753
TOTAL INVESTMENT COMPANIES $ 105,308
CONVERTIBLE PREFERRED STOCKS
- 0.73% Shares Held Value (000's)
Banks - 0.73%
Wells Fargo & Co 7.50%
(f)
39,905 $ 53,956
TOTAL CONVERTIBLE PREFERRED STOCKS $ 53,956
PREFERRED STOCKS - 8.76% Shares Held Value (000's)
Banks - 3.14%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,479
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
201,624 5,115
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,070 53
Bank of America Corp 4.38%, 11/03/2025
(a),(f)
339,429 7,512
Bank of America Corp 5.00%, 09/17/2024
(a),(f)
593 15
Bank of Hawaii Corp 4.38%, 08/01/2026
(f)
1,981 46
Citigroup Inc 6.88%, 11/15/2023
(f)
382,526 10,171
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(f)
6,909 168
Citizens Financial Group Inc 6.35%, 04/06/2024
(f)
14,879 391
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(f)
382,212 8,542
First Republic Bank/CA 4.00%, 08/30/2026
(f)
136,033 2,759
Fulton Financial Corp 5.13%, 01/15/2026
(f)
450,381 10,602
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(f)
667,534 17,142
3 Month USD LIBOR + 3.64%
JPMorgan Chase & Co 4.75%, 12/01/2024
(a),(f)
277,529 6,664
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
220,535 5,771
KeyCorp 6.13%, 12/15/2026
(f)
746,390 20,347
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(a),(f)
7,107 173
Morgan Stanley 5.85%, 04/15/2027
(f)
649,481 17,504
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(f)
253 6
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(f)
1,052,144 26,525
3 Month USD LIBOR + 4.07%
Regions Financial Corp 4.45%, 06/15/2026
(f)
305,618 6,791
Regions Financial Corp 5.70%, 05/15/2029
(f)
328,950 8,809
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(f)
236,076 6,105
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(a),(f)
344,110 9,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
475,202 11,039
US Bancorp 3.50%, 03/31/2022
(f)
13,000 276
3 Month USD LIBOR + 0.60%
US Bancorp 3.75%, 01/15/2026
(a),(f)
13,090 263
US Bancorp 4.00%, 04/15/2026
(a),(f)
46,768 990
US Bancorp 5.50%, 10/15/2023
(f)
323 8
Valley National Bancorp 6.25%, 06/30/2025
(f)
170,096 4,496
3 Month USD LIBOR + 3.85%
Webster Financial Corp 0.00%, 10/15/2022
(a),(e),(f)
38,438 974
Webster Financial Corp 5.25%, 12/15/2022
(f)
194,856 4,622
Wells Fargo & Co 4.75%, 03/15/2025
(f)
338,394 7,732
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,071 4,976
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 5.85%, 09/15/2023
(f)
56,555 $ 1,444
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(f)
195,025 5,250
3 Month USD LIBOR + 3.69%
Western Alliance Bancorp 4.25%, 09/30/2026
(a),(f)
567,000 14,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 233,010
Diversified Financial Services - 0.29%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 3,229
Affiliated Managers Group Inc 4.75%,
09/30/2060
(a)
8,200 185
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,888
Capital One Financial Corp 4.80%, 06/01/2025
(f)
167,734 3,833
Capital One Financial Corp 5.00%, 12/01/2024
(a),(f)
345,769 8,215
Stifel Financial Corp 4.50%, 08/15/2026
(f)
110,647 2,314
$ 21,664
Electric - 1.02%
Alabama Power Co 5.00%, 10/01/2022
(f)
563,837 14,209
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,087
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,131
DTE Energy Co 4.38%, 12/01/2081
(a)
256,039 5,891
DTE Energy Co 5.25%, 12/01/2077 314,900 7,810
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,795
Entergy Louisiana LLC 4.88%, 09/01/2066 8,154 203
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 751
Georgia Power Co 5.00%, 10/01/2077 259,065 6,440
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
86,675 2,275
Southern Co/The 4.95%, 01/30/2080 238,836 5,840
Southern Co/The 5.25%, 12/01/2077 552,515 13,719
$ 75,151
Food - 0.32%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 23,748
Insurance - 1.01%
Allstate Corp/The 4.75%, 01/15/2025
(a),(f)
153,679 3,699
Allstate Corp/The 5.10%, 01/15/2053 537,816 13,639
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(f)
7,000 178
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 3,226
American Financial Group Inc/OH 5.88%,
03/30/2059
101,502 2,659
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 393
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
51,935 1,279
Equitable Holdings Inc 4.30%, 03/15/2026
(f)
362,625 7,666
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
470,039 11,323
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
985,642 24,966
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
(f)
27,969 671
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(a),(f)
136,352 2,925
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
20,777 529
Voya Financial Inc 5.35%, 09/15/2029
(a),(f)
72,909 1,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 1,833 47
$ 75,100

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs - 1.40%
Federal Realty Investment Trust 5.00%,
09/29/2022
(f)
49,067 $ 1,159
Hudson Pacific Properties Inc 0.00%, 11/16/2026
(a),(e),(f)
365,215 7,670
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 305
Kimco Realty Corp 5.25%, 12/20/2022
(f)
401,193 9,773
Prologis Inc 8.54%, 11/13/2026
(f)
161,322 10,325
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,847 88
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,663 1,408
Public Storage 0.00%, 11/19/2026
(e),(f)
381,000 7,986
Public Storage 4.00%, 06/16/2026
(f)
797,754 16,681
Public Storage 4.13%, 08/14/2025
(f)
317,525 6,890
Public Storage 4.63%, 06/17/2025
(a),(f)
277,658 6,436
Public Storage 4.70%, 11/15/2024
(f)
206,117 4,846
Public Storage 4.75%, 12/20/2024
(a),(f)
186,253 4,455
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,336
Public Storage 5.60%, 03/11/2024
(f)
311,855 8,037
Vornado Realty Trust 5.25%, 11/24/2025
(f)
200,306 4,655
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,344 8,805
$ 103,855
Savings & Loans - 0.02%
Washington Federal Inc 4.88%, 04/15/2026
(f)
55,040 1,230
Sovereign - 0.88%
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 6,981
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,317
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 27,862
3 Month USD LIBOR + 4.01%
$ 65,160
Telecommunications - 0.68%
AT&T Inc 4.75%, 02/18/2025
(f)
2,251,358 49,215
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 923
$ 50,138
TOTAL PREFERRED STOCKS $ 649,056
BONDS - 88.27%
Principal
Amount (000's) Value (000's)
Banks - 51.05%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 12,200 $ 13,264
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(a),(f),(h),(i)
2,700 2,935
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
14,200 13,774
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
57,800 57,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
47,800 44,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(f),(h),(i)
60,600 63,024
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
4.38%, 01/27/2027
(f),(h)
9,500 9,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.10%, 03/17/2025
(f),(h)
5,032 5,295
3 Month USD LIBOR + 3.90%
6.25%, 09/05/2024
(f),(h)
30,786 32,094
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
46,995 50,584
3 Month USD LIBOR + 4.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.50%, 10/23/2024
(a),(f),(h)
$ 97,818 $ 104,298
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 7,669
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(f),(h)
38,575 37,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(f),(h)
34,600 32,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(f),(h)
19,945 19,981
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(f),(h)
12,258 12,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(f),(h)
51,100 51,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.86%, 06/15/2032
(f),(h)
517 663
6 Month USD LIBOR + 1.73%
Barclays PLC
4.38%, 03/15/2028
(a),(f),(h),(i)
12,900 11,836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(f),(h),(i)
5,900 6,114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(f),(h),(i)
47,300 49,438
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(f),(h),(i)
67,803 72,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.63%, 01/12/2027
(f),(g),(h),(i)
48,300 45,909
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(f),(g),(h),(i)
10,000 9,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(f),(g),(h),(i)
41,500 42,899
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(f),(h),(i)
8,700 8,993
USD Swap Rate NY 5 Year + 4.15%
6.75%, 03/14/2022
(f),(h),(i)
525 526
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 08/16/2028
(f),(g),(h),(i)
2,500 2,719
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(f),(g),(h),(i)
100 109
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(f),(h),(i)
24,000 26,160
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Capital III
7.63%, 12/01/2036 3,300 4,653
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
55,300 52,673
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
15,110 14,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 01/30/2023
(a),(f),(h)
14,775 14,923
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(f),(h)
11,048 11,448
3 Month USD LIBOR + 3.91%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
6.25%, 08/15/2026
(f),(h)
$ 81,606 $ 87,726
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(f),(h)
20,000 18,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(f),(h)
62,097 64,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(f),(h)
6,615 6,334
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(f),(h)
11,285 11,003
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
18,600 19,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
1.08%, 02/15/2027
(g)
18,621 18,070
3 Month USD LIBOR + 0.57%
Credit Agricole SA
4.75%, 03/23/2029
(f),(g),(h),(i)
2,100 1,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(f),(g),(h),(i)
41,840 44,560
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
18,100 19,276
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
34,368 38,707
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 24,376
6.50%, 08/08/2023
(i)
6,000 6,289
Credit Suisse Group AG
4.50%, 09/03/2030
(a),(f),(g),(h),(i)
8,900 7,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(f),(g),(h),(i)
35,100 33,378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),(i)
11,000 11,261
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
7,400 7,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(f),(h),(i)
4,838 4,903
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(f),(g),(h),(i)
6,500 6,619
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(f),(g),(h),(i)
77,040 80,699
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(f),(h),(i)
10,000 10,183
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
5,500 5,555
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(f),(h),(i)
62,745 65,080
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(f),(h),(i)
4,775 4,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
$ 13,525 $ 13,559
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.24%, 01/15/2027 2,000 1,941
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(f),(h)
10,000 9,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(f),(h)
13,500 12,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(f),(h)
11,800 11,201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(f),(h)
23,388 23,519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
13,750 14,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
69,567 105,916
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(f),(h)
55,708 84,815
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
15,900 16,297
USD Swap Rate NY 5 Year + 3.75%
6.25%, 03/23/2023
(a),(f),(h),(i)
2,000 2,037
USD Swap Rate NY 5 Year + 3.45%
6.37%, 03/30/2025
(f),(h),(i)
14,800 15,244
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(f),(h),(i)
3,300 3,403
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
25,600 26,560
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
80,434 80,032
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
41,103 43,466
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(f),(h),(i)
39,100 34,555
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(f),(h),(i)
19,275 19,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
44,300 46,183
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
45,000 46,913
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(f),(g),(h),(i)
32,021 33,702
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
137,950 130,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.75%, 02/01/2024
(f),(h)
163,984 171,363
3 Month USD LIBOR + 3.78%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
5.00%, 09/15/2026
(f),(h)
$ 16,131 $ 16,292
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.95%, 07/01/2028 7,825 7,464
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,271
Lloyds Banking Group PLC
6.75%, 06/27/2026
(f),(h),(i)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 09/27/2025
(f),(h),(i)
22,500 24,692
USD Swap Semi-Annual 5 Year + 4.50%
7.50%, 06/27/2024
(f),(h),(i)
47,496 50,168
USD Swap Semi-Annual 5 Year + 4.76%
M&T Bank Corp
3.50%, 09/01/2026
(f),(h)
8,000 7,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(f),(h)
4,702 4,649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(f),(h)
14,065 14,294
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
6,515 6,629
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(f),(g),(h),(i)
21,000 21,210
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(f),(h),(i)
5,000 5,050
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
2.54%, 03/31/2022
(a),(f)
1,900 1,901
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(f),(h),(i)
55,100 56,891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
22,825 24,936
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
42,131 43,711
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(f),(h),(i)
18,735 19,438
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
74,562 79,968
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
1,300 1,323
3 Month USD LIBOR + 3.20%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(f),(h)
17,200 15,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Regions Financial Corp
5.75%, 06/15/2025
(a),(f),(h)
16,750 17,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
32,800 32,595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
11,800 11,800
USD Swap Semi-Annual 5 Year + 3.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
4.75%, 05/26/2026
(f),(g),(h),(i)
$ 16,300 $ 15,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%
7.38%, 10/04/2023
(f),(g),(h),(i)
16,800 17,220
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(f),(g),(h),(i)
4,900 5,139
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(f),(h),(i)
14,000 14,682
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(f),(g),(h),(i)
35,060 38,111
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(f),(h),(i)
19,000 20,653
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.30%, 08/19/2028
(f),(g),(h),(i)
12,000 10,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(f),(h),(i)
8,000 8,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(f),(g),(h),(i)
15,000 15,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(f),(g),(h)
13,500 16,557
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(a),(f),(h)
2,800 3,434
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
17,700 17,744
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 04/02/2022
(f),(h),(i)
23,500 23,559
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(a),(f),(g),(h),(i)
25,000 26,095
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
22,100 20,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
9,350 8,410
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(f),(h)
26,800 25,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(f),(h),(i)
16,400 16,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(f),(h),(i)
13,800 14,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
5,200 5,200
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.85%, 03/15/2028 9,022 8,709
3 Month USD LIBOR + 0.65%
1.18%, 05/15/2027 10,900 10,556
3 Month USD LIBOR + 0.67%
1.19%, 04/01/2027 7,000 6,890
3 Month USD LIBOR + 0.98%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
$ 99,300 $ 99,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
43,690 45,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),(i)
20,000 18,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(f),(g),(h),(i)
17,000 15,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(f),(g),(h),(i)
13,800 13,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(f),(h),(i)
16,933 17,822
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
20,500 21,343
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
13,900 14,456
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(f),(h),(i)
26,700 28,369
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(f),(h),(i)
23,000 24,208
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(f),(h)
48,000 44,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
1.39%, 01/15/2027
(f),(g)
1,500 1,260
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
0.74%, 01/15/2027 6,345 6,259
3 Month USD LIBOR + 0.50%
3.90%, 03/15/2026
(f),(h)
83,943 80,795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(f),(h)
50,330 52,801
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,901
$ 3,784,953
Diversified Financial Services - 5.40%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
39,600 37,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h)
8,500 7,884
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(f),(h)
50,250 46,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(f),(h)
23,100 21,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
4.00%, 06/01/2026
(f),(h)
$ 96,500 $ 93,378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.14%, 05/01/2022
(a),(f)
28,358 28,287
3 Month USD LIBOR + 4.82%
5.38%, 06/01/2025
(f),(h)
106,527 112,146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(f),(g),(h)
19,750 18,387
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
5.50%, 10/30/2027
(f),(h)
6,186 6,075
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(f),(h)
27,160 28,382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 400,463
Electric - 6.00%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(h)
58,400 55,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
20,000 18,656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
CMS Energy Corp
3.75%, 12/01/2050
(h)
2,000 1,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
120,652 119,141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
95,019 95,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
57,145 62,110
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
15,403 16,718
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.28%, 10/01/2066 20,264 16,971
3 Month USD LIBOR + 2.07%
2.33%, 06/15/2067 7,700 6,583
3 Month USD LIBOR + 2.13%
3.80%, 03/15/2082
(h)
2,000 1,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
4.80%, 12/01/2077
(h)
2,100 2,062
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 846
3 Month USD LIBOR + 3.16%
Southern Co/The
3.75%, 09/15/2051
(h)
21,700 20,183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
14,500 13,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The   (continued)
5.50%, 03/15/2057
(h)
$ 13,280 $ 13,114
3 Month USD LIBOR + 3.63%
$ 445,008
Food - 0.12%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
8,700 8,896
Gas - 0.93%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
70,300 68,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 12,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 16.66%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 21,629
Allianz SE
3.20%, 10/30/2027
(f),(g),(h),( i )
5,800 5,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(f),(g),(h),(i)
37,400 34,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,554 11,629
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
10,500 13,073
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,501 47,780
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,750 5,706
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
66,620 69,911
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,400 51,266
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
8,590 9,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 518
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(f),(g),(h)
15,333 19,935
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 29,499
Cloverie PLC for Swiss Reinsurance Co Ltd
4.50%, 09/11/2044
(h)
20,000 20,127
USD Swap Semi-Annual 10 Year + 2.91%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(f),(h)
1,500 1,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.89%, 05/01/2067 14,420 13,194
3 Month USD LIBOR + 2.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
$ 19,000 $ 18,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 101,608
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
5,025 7,595
Lincoln National Corp
2.29%, 04/20/2067 43,198 33,694
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 10,197
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 30,736
MetLife Inc
3.85%, 09/15/2025
(f),(h)
45,300 44,960
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,870 23,399
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
63,475 86,694
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,463 78,218
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(f),(h)
520 563
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(f),(g),(h)
1,800 1,949
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,290
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 89,880
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,200 2,909
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.75%, 01/21/2051
(h)
9,000 8,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
24,900 22,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(g),(h)
5,000 5,138
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
19,700 20,463
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.20%, 03/15/2044
(h)
3,870 3,889
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
50,000 51,250
3 Month USD LIBOR + 3.92%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 61,958
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
13,300 12,835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
4.00%, 09/14/2077
(a),(g),(h)
4,700 4,759
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 16,294
3 Month USD LIBOR + 4.44%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Voya Financial Inc
4.70%, 01/23/2048
(h)
$ 8,055 $ 7,783
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,226 77,977
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
11,706 11,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
49,000 44,051
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,235,557
Oil & Gas - 0.63%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
24,400 24,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(f),(h)
22,562 22,361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 46,761
Pipelines - 4.12%
Enbridge Inc
5.75%, 07/15/2080
(h)
65,201 67,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
46,935 48,914
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
34,882 36,075
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,450 55,461
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
29,415 27,325
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.30%, 03/15/2077
(h)
6,000 5,760
3 Month USD LIBOR + 3.21%
5.50%, 09/15/2079
(h)
41,000 41,357
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(h)
21,652 22,247
3 Month USD LIBOR + 4.64%
$ 305,130
REITs - 1.02%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
10,500 10,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 4,291
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 61,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 75,908
Sovereign - 0.41%
CoBank ACB
4.25%, 01/01/2027
(f),(h)
1,000 964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(f),(h)
16,400 17,302
3 Month USD LIBOR + 4.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
$ 11,800 $ 12,213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 30,479
Telecommunications - 1.24%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
24,000 22,261
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(h)
62,686 69,582
USD Swap Semi-Annual 5 Year + 4.87%
$ 91,843
Transportation - 0.52%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 38,387
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 6,544,701
TOTAL PURCHASED OPTIONS - 0.00% $ 117
Total Investments $ 7,353,138
Other Assets and Liabilities -  0.82% 61,053
TOTAL NET ASSETS - 100.00% $ 7,414,191
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $78,920 or 1.06% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $81,360 or 1.10% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,548,676 or 20.89% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,900,663 or 25.64% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 80.72%
Utilities 7.95%
Energy 4.75%
Communications 1.92%
Government 1.29%
Money Market Funds 1.20%
Industrial 0.69%
Consumer, Non-cyclical 0.44%
Investment Companies 0.22%
Purchased Options 0.00%
Other Assets and Liabilities
0.82%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2022 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 230,734 $ 1,165,846 $ 1,354,987 $ 41,593
$ 230,734 $ 1,165,846 $ 1,354,987 $ 41,593
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
April 2022
N/A 2,000 $ 2,000 $ 136.00 03/28/2022 $ 36 $ 62 $ 26
Call - US Long Bond Future; June
2022
N/A 125 125 $ 158.50 03/07/2022 18 55 37
Total $ 54 $ 117 $ 63
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; June
2022
N/A 125 $ 125 $ 154.50 03/07/2022 $ (185) $ (303) $ (118)
Total $ (185) $ (303) $ (118)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2022 Short 2,000 $ 254,875 $ (2,427)
Total $ (2,427)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
February 28, 2022
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2022(b) $ 42.59 ( $ 0.11) ( $ 5.68) ( $ 5.79) $ – ( $ 2.73) ( $ 2.73) $ 34.07
2021 33.85 (0.18) 10.06 9.88 – (1.14) (1.14) 42.59
2020 25.56 (0.07) 9.54 9.47 (0.02) (1.16) (1.18) 33.85
2019 24.49 (0.01) 2.67 2.66 – ( 1 .59) (1.59) 25.56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
2017 16.85 0.07 3 .08 3.15 – (0.09) (0.09) 19.91
Class C shares
2022(b) 39.91 (0.24) (5.28) (5.52) – (2.73) (2.73) 31.66
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
2019 23.62 (0.18) 2.54 2.36 – (1.59) (1.59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
2017 16.52 (0.07) 3.01 2.94 – (0.09) (0.09) 19.37
Class J shares
2022(b) 43 .23 (0.08) (5.78) (5.86) – (2.73) (2.73) 34.64
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018(i) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2022(b) 43.51 (0.06) (5.82) (5.88) – (2.73) (2.73) 34.90
2021 34.47 (0.08) 10.26 10.18 – (1.14) (1.14) 43.51
2020 26.00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81
2017 17.00 0 .10 3.17 3.27 (0.08) (0.09) (0.17) 20.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(14.50) % (c),(d) $ 1,048,634 0.91% (e),(f) – % (0.54) % (e) 19.1% (e)
30.18 (d) 1,123,747 0.91 (f) – (0.49) 25.6
38.51 (d) 646,386 0.93 (f) – (0.25) 30.0
12.75 (d) 302,904 1.00 (f) – (0.06) 15.9
26.45 (d) 164,310 1.09 (f) – (0.30) 34.0
18.81 (d) 71,738 1.15 (f) – 0.41 27.1
(14.81) (c),(d) 346,758 1.65 (e),(f) – (1.28) (e) 19.1 (e)
29.26 (d) 411,694 1.65 (f) – (1.23) 25.6
37.43 (d) 322,210 1.66 (f) – (0.99) 30.0
11.91 (d) 156,734 1.73 (f) – (0.80) 15.9
25.47 (d) 91,660 1.84 (f) – (1.05) 34.0
17.91 (d) 40,344 1.94 (f) – (0.41) 27.1
(14.45) (c),(d) 190,626 0.76 (e),(g) 0.81 (e),(h) (0.39) (e) 19.1 (e)
30.38 (d) 221,942 0.77 (g) 0.83 (h) (0.35) 25.6
38.58 (d) 153,325 0.82 (g) 0.91 (h) (0.14) 30.0
12.82 (d) 80,050 0.96 (g) 1.08 (h) (0.06) 15.9
26.12 (c),(d) 59,232 1.01 (e),(g) 1.04 (e),(h) (0.21) (e) 34.0
(14.40) (c) 2,858,921 0.65 (e),(f) – (0.28) (e) 19.1 (e)
30.51 3,141,819 0.65 (f) – (0.23) 25.6
38.88 2,638,389 0.66 (f) – (0.02) 30.0
13.09 725,718 0.67 (f) – 0.39 15.9
26.88 175,887 0.75 (f) – 0.03 34.0
19.42 63,268 0.69 (f) – 0.57 27.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from September 11, 2017, date operations commenced, through August 31, 2018.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
R-3 shares
2022(b) $ 42.51 ( $ 0.15) ( $ 5.67) ( $ 5.82) $ – ( $ 2.73) ( $ 2.73) $ 33.96
2021 33.85 (0.25) 10.05 9.80 – (1.14) (1.14) 42.51
2020 25.59 (0.12) 9.53 9.41 – (1.15) (1.15) 33.85
2019 24.55 (0.07) 2.70 2.63 – (1.59) (1.59) 25.59
2018 20.00 (0.10) 5.24 5.14 – (0.59) (0.59) 24.55
2017 16.96 0.21 2.95 3.16 (0.03) (0.09) (0.12) 20.00
R-4 shares
2022(b) 42.89 (0.11) (5.73) (5.84) – (2.73) (2.73) 34.32
2021 34.08 (0.18) 10.13 9.95 – (1.14) (1.14) 42.89
2020 25.76 (0.06) 9.58 9.52 (0.03) (1.17) (1.20) 34.08
2019 24.66 (0.01) 2.70 2.69 – (1.59) (1.59) 25.76
2018 20.05 (0.06) 5.26 5.20 – (0.59) (0.59) 24.66
2017 16.98 0.09 3.11 3.20 (0.04) (0.09) (0.13) 20.05
R-5 shares
2022(b) 43.20 (0.09) (5.77) (5.86) – (2.73) (2.73) 34.61
2021 34.29 (0.14) 10.19 10.05 – (1.14) (1.14) 43.20
2020 25.86 (0.04) 9.66 9.62 (0.03) (1.16) (1.19) 34.29
2019 24.72 0.02 2.71 2.73 – (1.59) (1.59) 25.86
2018 20.07 (0.03) 5.27 5.24 – (0.59) (0.59) 24.72
2017 16.99 0.18 3.04 3.22 (0.05) (0.09) (0.14) 20.07
R-6 shares
2022(b) 43.64 (0.04) (5.83) (5.87) – (2.73) (2.73) 35.04
2021 34.54 (0.05) 10.29 10.24 – (1.14) (1.14) 43.64
2020 26.04 0.04 9.72 9.76 (0.07) (1.19) (1.26) 34.54
2019 24.82 0.07 2.74 2.81 – (1.59) (1.59) 26.04
2018 20.10 0.03 5.28 5.31 – (0.59) (0.59) 24.82
2017(g) 17.03 0.23 2.84 3.07 – – – 20.10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(14.60) % (c) $ 10,892 1.13% (d),(e) (0.76) % (d) 19.1% (d)
29.94 11,204 1.12 (e) (0.70) 25.6
38.20 8,764 1.12 (e) (0.43) 30.0
12.58 5,913 1.15 (e) (0.32) 15.9
26.18 8,402 1.24 (0.45) 34.0
18.77 337 1.25 1.08 27.1
(14.52) (c) 2,816 0.94 (d),(e) (0.57) (d) 19.1 (d)
30.18 5,608 0.93 (e) (0.51) 25.6
38.45 5,230 0.93 (e) (0.23) 30.0
12.78 3,989 0.96 (e) (0.05) 15.9
26.42 1,300 1.05 (0.27) 34.0
19.02 27 1.06 0.51 27.1
(14.46) (c) 14,384 0.82 (d),(e) (0.43) (d) 19.1 (d)
30.29 12,383 0.81 (e) (0.39) 25.6
38.66 12,060 0.81 (e) (0.15) 30.0
12.92 6,380 0.84 (e) 0.07 15.9
26.59 5,279 0.93 (0.15) 34.0
19.11 83 0.94 0.95 27.1
(14.35) (c),(f) 5,177,532 0.56 (d),(e) (0.19) (d) 19.1 (d)
30.66 (f) 6,134,030 0.55 (e) (0.14) 25.6
39.01 4,051,190 0.55 (e) 0.15 30.0
13.22 3,052,936 0.58 (e) 0.29 15.9
26.93 2,709,836 0.67 (e) 0.12 34.0
18.03 (c) 1,582,450 0.68 (d),(e) 1.74 (d) 27.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2022(b) $ 9.89 $ 0.07 ( $ 0.50) ( $ 0.43) ( $ 0.13) ( $ 0.03) ( $ 0.16) $ 9.30
2021 11.79 0.15 (0.19) (0.04) (0.64) (1.22) (1.86) 9.89
2020 11.36 0.21 0.43 0.64 (0.21) – (0.21) 11.79
2019 10.60 0.23 0.74 0.97 (0.21) – (0.21) 11.36
2018 11.01 0.20 (0.39) (0.19) (0.22) – (0.22) 10.60
2017 11.17 0.17 (0.20) (0.03) (0.13) – (0.13) 11.01
Institutional shares
2022(b) 10.12 0.08 (0.49) (0.41) (0.17) (0.03) (0.20) 9.51
2021 12.03 0.19 (0.20) (0.01) (0.68) (1.22) (1.90) 10.12
2020 11.59 0.26 0.45 0.71 (0.27) – (0.27) 12.03
2019 10.81 0.29 0.76 1.05 (0.27) – (0.27) 11.59
2018 11.21 0.25 (0.39) (0.14) (0.26) – (0.26) 10.81
2017 11.39 0.21 (0.20) 0.01 (0.19) – (0.19) 11.21
R-1 shares
2022(b) 9.89 0.04 (0.49) (0.45) (0.07) (0.03) (0.10) 9.34
2021 11.82 0.09 (0.19) (0.10) (0.61) (1.22) (1.83) 9.89
2020 11.36 0.16 0.43 0.59 (0.13) – (0.13) 11.82
2019 10.58 0.19 0.75 0.94 (0.16) – (0.16) 11.36
2018 10.97 0.15 (0.38) (0.23) (0.16) – (0.16) 10.58
2017 11.16 0.12 (0.20) (0.08) (0.11) – (0.11) 10.97
R-3 shares
2022(b) 9.86 0.06 (0.49) (0.43) (0.10) (0.03) (0.13) 9.30
2021 11.78 0.12 (0.20) (0.08) (0.62) (1.22) (1.84) 9.86
2020 11.35 0.19 0.44 0.63 (0.20) – (0.20) 11.78
2019 10.57 0.22 0.76 0.98 (0.20) – (0.20) 11.35
2018 10.97 0.19 (0.39) (0.20) (0.20) – (0.20) 10.57
2017 11.16 0.15 (0.20) (0.05) (0.14) – (0.14) 10.97
R-4 shares
2022(b) 9.97 0.07 (0.50) (0.43) (0.12) (0.03) (0.15) 9.39
2021 11.88 0.15 (0.20) (0.05) (0.64) (1.22) (1.86) 9.97
2020 11.39 0.22 0.43 0.65 (0.16) – (0.16) 11.88
2019 10.60 0.24 0.78 1.02 (0.23) – (0.23) 11.39
2018 11.00 0.21 (0.39) (0.18) (0.22) – (0.22) 10.60
2017 11.18 0.17 (0.20) (0.03) (0.15) – (0.15) 11.00
R-5 shares
2022(b) 9.94 0.07 (0.49) (0.42) (0.14) (0.03) (0.17) 9.35
2021 11.85 0.16 (0.20) (0.04) (0.65) (1.22) (1.87) 9.94
2020 11.42 0.23 0.44 0.67 (0.24) – (0.24) 11.85
2019 10.65 0.26 0.75 1.01 (0.24) – (0.24) 11.42
2018 11.05 0.22 (0.39) (0.17) (0.23) – (0.23) 10.65
2017 11.23 0.18 (0.19) (0.01) (0.17) – (0.17) 11.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.34) % (c),(d) $ 35,100 0.49% (e),(f) 0.53% (e),(g) 1.38% (e) 104.6% (e)
(0.44) (d) 36,254 0.48 (f) 0.52 (g) 1.42 161.7
5.75 (d) 44,200 0.57 (f) 0.62 (g) 1.79 94.1
9.38 (d) 29,025 0.71 (f) 0.91 (g) 2.10 107.7
(1.79) (d) 27,466 0.62 (f) 0.75 (g) 1.86 102.7
(0.20) (d) 30,315 0.64 (f) 0.70 (g) 1.53 117.8
(4.12) (c) 849,010 0.15 (e),(h) – 1.72 (e) 104.6 (e)
(0.18) 831,018 0.14 (h) – 1.77 161.7
6.29 2,290,008 0.14 (h) – 2.25 94.1
9.92 2,056,135 0.16 (h) – 2.65 107.7
(1.29) 1,472,817 0.16 (h) – 2.32 102.7
0.19 1,795,872 0.23 (h) – 1.94 117.8
(4.57) (c) 1,020 1.02 (e),(h) – 0.86 (e) 104.6 (e)
(1.02) 1,148 1.01 (h) – 0.88 161.7
5.27 1,412 1.02 (h) – 1.36 94.1
8.99 1,169 1.04 (h) – 1.78 107.7
(2.10) 1,391 1.04 (h) – 1.44 102.7
(0.70) 2,158 1.11 (h) – 1.07 117.8
(4.38) (c) 9,697 0.71 (e),(h) – 1.16 (e) 104.6 (e)
(0.84) 11,264 0.70 (h) – 1.18 161.7
5.66 13,196 0.71 (h) – 1.67 94.1
9.41 11,337 0.73 (h) – 2.09 107.7
(1.87) 13,934 0.73 (h) – 1.75 102.7
(0.42) 17,123 0.80 (h) – 1.38 117.8
(4.32) (c) 3,016 0.52 (e),(h) – 1.35 (e) 104.6 (e)
(0.51) 4,099 0.51 (h) – 1.39 161.7
5.84 6,523 0.52 (h) – 1.87 94.1
9.82 5,521 0.54 (h) – 2.29 107.7
(1.67) 44,422 0.54 (h) – 1.95 102.7
(0.18) 42,411 0.61 (h) – 1.57 117.8
(4.26) (c) 12,542 0.40 (e),(h) – 1.47 (e) 104.6 (e)
(0.44) 14,572 0.39 (h) – 1.50 161.7
6.01 18,279 0.40 (h) – 1.98 94.1
9.67 16,552 0.42 (h) – 2.40 107.7
(1.56) 18,775 0.42 (h) – 2.05 102.7
(0.06) 26,153 0.49 (h) – 1.67 117.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Class A shares
2022(b) $ 13 .53 $ 0 .10 $ 0 .61 $ 0 .71 ( $ 0 .65 ) ( $ 0 .18 ) ( $ 0 .83 ) $ 13 .41
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
2019 11 .70 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .31 ) – ( 0 .31 ) 11 .23
2018 11 .53 0 .24 0 .15 0 .39 ( 0 .22 ) – ( 0 .22 ) 11 .70
2017 11 .07 0 .17 0 .55 0 .72 ( 0 .26 ) – ( 0 .26 ) 11 .53
Institutional shares
2022(b) 13 .54 0 .12 0 .61 0 .73 ( 0 .69 ) ( 0 .18 ) ( 0 .87 ) 13 .40
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) – ( 0 .36 ) 11 .25
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
2017 11 .08 0 .23 0 .54 0 .77 ( 0 .28 ) – ( 0 .28 ) 11 .57
R-3 shares
2022(b) 13 .43 0 .09 0 .61 0 .70 ( 0 .63 ) ( 0 .18 ) ( 0 .81 ) 13 .32
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) – ( 0 .31 ) 11 .20
2018 11 .53 0 .23 0 .13 0 .36 ( 0 .20 ) – ( 0 .20 ) 11 .69
2017 11 .06 0 .19 0 .52 0 .71 ( 0 .24 ) – ( 0 .24 ) 11 .53
R-4 shares
2022(b) 13 .50 0 .10 0 .62 0 .72 ( 0 .65 ) ( 0 .18 ) ( 0 .83 ) 13 .39
2021 11 .11 0 .21 2 .21 2 .42 ( 0 .03 ) – ( 0 .03 ) 13 .50
2020 11 .23 0 .18 ( 0 .06 ) 0 .12 ( 0 .24 ) – ( 0 .24 ) 11 .11
2019 11 .72 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .33 ) – ( 0 .33 ) 11 .23
2018 11 .54 0 .25 0 .15 0 .40 ( 0 .22 ) – ( 0 .22 ) 11 .72
2017 11 .07 0 .20 0 .53 0 .73 ( 0 .26 ) – ( 0 .26 ) 11 .54
R-5 shares
2022(b) 13 .51 0 .11 0 .62 0 .73 ( 0 .67 ) ( 0 .18 ) ( 0 .85 ) 13 .39
2021 11 .10 0 .21 2 .23 2 .44 ( 0 .03 ) – ( 0 .03 ) 13 .51
2020 11 .23 0 .19 ( 0 .06 ) 0 .13 ( 0 .26 ) – ( 0 .26 ) 11 .10
2019 11 .73 0 .30 ( 0 .44 ) ( 0 .14 ) ( 0 .36 ) – ( 0 .36 ) 11 .23
2018 11 .56 0 .27 0 .14 0 .41 ( 0 .24 ) – ( 0 .24 ) 11 .73
2017 11 .08 0 .21 0 .54 0 .75 ( 0 .27 ) – ( 0 .27 ) 11 .56
R-6 shares
2022(b) 13 .53 0 .13 0 .61 0 .74 ( 0 .70 ) ( 0 .18 ) ( 0 .88 ) 13 .39
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) – ( 0 .37 ) 11 .26
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
2017 11 .08 0 .27 0 .50 0 .77 ( 0 .28 ) – ( 0 .28 ) 11 .57

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .50% (c) ,(d) $ 121,152 1 .20% (e) ,(f) 1 .44% (e) 67 .9% (e)
21 .79 (d) 83,941 1 .20 (f) 1 .74 70 .0
0 .89 (d) 43,485 1 .19 (f) 1 .57 85 .4
( 1 .11 ) (d) 54,880 1 .22 (f) 2 .35 71 .5
3 .36 (d) 107,180 1 .22 (f) 2 .05 84 .1
6 .63 (d) 118,212 1 .25 (f) 1 .58 65 .1
5 .68 (c) 2,326,621 0 .83 (e) ,(f) 1 .83 (e) 67 .9 (e)
22 .18 2,086,484 0 .83 (f) 1 .97 70 .0
1 .36 1,960,593 0 .84 (f) 1 .95 85 .4
( 0 .83 ) 2,388,382 0 .85 (f) 2 .74 71 .5
3 .72 2,518,033 0 .85 (f) 2 .45 84 .1
7 .16 2,591,713 0 .88 (f) 2 .08 65 .1
5 .47 (c) 275 1 .34 (e) ,(f) 1 .31 (e) 67 .9 (e)
21 .47 225 1 .34 (f) 1 .49 70 .0
0 .78 138 1 .36 (f) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (f) 2 .22 71 .5
3 .15 81 1 .35 (f) 1 .99 84 .1
6 .60 17 1 .38 1 .71 65 .1
5 .59 (c) 15 1 .15 (e) ,(f) 1 .52 (e) 67 .9 (e)
21 .79 14 1 .15 (f) 1 .68 70 .0
0 .95 12 1 .17 (f) 1 .61 85 .4
( 1 .13 ) 12 1 .17 (f) 2 .36 71 .5
3 .41 (g) 15 1 .16 (f) 2 .17 84 .1
6 .82 (g) 11 1 .19 1 .76 65 .1
5 .66 (c) 62 1 .03 (e) ,(f) 1 .66 (e) 67 .9 (e)
21 .99 38 1 .03 (f) 1 .71 70 .0
1 .01 32 1 .05 (f) 1 .71 85 .4
( 0 .92 ) 74 1 .05 (f) 2 .71 71 .5
3 .53 12 1 .04 (f) 2 .35 84 .1
6 .93 11 1 .07 1 .90 65 .1
5 .75 (c) 2,156,155 0 .77 (e) ,(f) 1 .89 (e) 67 .9 (e)
22 .14 2,213,151 0 .78 (f) 2 .22 70 .0
1 .32 1,162,658 0 .79 (f) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (f) 2 .82 71 .5
3 .78 1,523,846 0 .79 (f) 2 .50 84 .1
7 .17 1,568,988 0 .83 (f) 2 .42 65 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2022(b) $ 18.61 $ 0.02 ( $ 0.72) ( $ 0.70) ( $ 0.04) ( $ 4.68) ( $ 4.72) $ 13.19
2021 14.76 0.02 4.61 4.63 (0.05) (0.73) (0.78) 18.61
2020 14.39 0.06 0.92 0.98 (0.11) (0.50) (0.61) 14.76
2019(h) 11.98 0.06 2.35 2.41 – – – 14.39
Institutional shares
2022(b) 18.71 0.05 (0.73) (0.68) (0.08) (4.68) (4.76) 13.27
2021 14.83 0.08 4.62 4.70 (0.09) (0.73) (0.82) 18.71
2020 14.42 0.11 0.92 1.03 (0.12) (0.50) (0.62) 14.83
2019 14.99 0.11 0.09 0.20 (0.15) (0.62) (0.77) 14.42
2018 12.60 0.16 2.42 2.58 – (0.19) (0.19) 14.99
2017 12.24 0.12 0.78 0.90 (0.10) (0.44) (0.54) 12.60
R-6 shares
2022(b) 18.78 0.06 (0.73) (0.67) (0.10) (4.68) (4.78) 13.33
2021 14.88 0.09 4.65 4.74 (0.11) (0.73) (0.84) 18.78
2020 14.46 0.13 0.92 1.05 (0.13) (0.50) (0.63) 14.88
2019 15.03 0.13 0.09 0.22 (0.17) (0.62) (0.79) 14.46
2018 12.68 0.16 2.44 2.60 (0.06) (0.19) (0.25) 15.03
2017(i) 12.12 0.09 0.47 0.56 – – – 12.68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(5.02) % (c),(d) $ 19,028 1.10% (e),(f) 0.29% (e) 12.6% (e)
32.16 (d) 21,225 1.10 (f) 0.13 14.4
6.54 (d),(g) 12,547 1.10 (f) 0.46 27.9
20.20 (c),(d),(g) 5,587 1.10 (e),(f) 0.59 (e) 19.8
(4.91) (c) 77,835 0.77 (e),(f) 0.63 (e) 12.6 (e)
32.55 112,703 0.77 (f) 0.46 14.4
6.97 82,198 0.77 (f) 0.79 27.9
2.47 34,358 0.82 (f) 0.81 19.8
20.58 14,470 0.90 (f) 1.17 17.4
7.51 1,289 0.78 (f) 1.00 11.9
(4.83) (c) 388,785 0.66 (e),(f) 0.73 (e) 12.6 (e)
32.68 451,070 0.65 (f) 0.57 14.4
7.11 758,215 0.66 (f) 0.90 27.9
2.56 653,991 0.71 (f) 0.90 19.8
20.69 657,980 0.76 (f) 1.15 17.4
4.62 (c) 286,832 0.77 (e),(f) 1.06 (e) 11.9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from December 31, 2018, date operations commenced, through August 31, 2019.
(i) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Class A shares
2022(b) $ 11.77 $ 0.01 ( $ 0.11) ( $ 0.10) ( $ 0.02) ( $ 0.39) $ – ( $ 0.41) $ 11.26
2021 10.95 0.03 0.93 0.96 (0.14) – – (0.14) 11.77
2020 10 .64 0.18 0.13 0.31 – – – – 10.95
2019 11.09 0.18 (0.02) 0.16 (0.11) (0.47) (0.03) (0.61) 10.64
2018 11.28 0.11 (0.01) 0.10 (0.05) (0.24) – (0.29) 11.09
2017 10.77 0.08 0.43 0 .51 – – – – 11.28
Institutional shares
2022(b) 11.96 0.04 (0.12) (0.08) (0.07) (0.39) – (0.46) 11.42
2021 11.12 0.10 0.93 1.03 (0.19) – – (0.19) 11.96
2020 10.76 0.21 0.15 0.36 – – – – 11.12
2019 11.21 0.23 (0.02) 0.21 (0.16) (0.47) (0.03) (0.66) 10.76
2018 11.39 0.15 – 0.15 (0.09) (0.24) – (0.33) 11.21
2017 10.86 0.11 0.44 0.55 (0.02) – – (0.02) 11.39
R-6 shares
2022(b) 11.96 0.04 (0.12) (0.08) (0.07) (0.39) – (0.46) 11.42
2021 11.12 0.10 0.93 1.03 (0.19) – – (0.19) 11.96
2020 10.75 0.29 0.08 0.37 – – – – 11.12
2019 11.21 0.23 (0.02) 0.21 (0.17) (0.47) (0.03) (0.67) 10.75
2018 11.39 0.16 (0.01) 0.15 (0.09) (0.24) – (0.33) 11.21
2017(k) 11.28 0.04 0.07 0.11 – – – – 11.39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % (c),(d) $ 37,595 2.41% (e),(f),(g) 2.11% (e),(f),(g),(h) 0.20% (e) 113.6% (e)
8.71 (d),(i) 39,485 2.60 (f) 2.12 (f),(h) 0.30 289.8
3.01 (d),(i) 27,072 3.68 (f),(j) 2.11 (f),(h),(j) 1.68 439.7
1.82 (d) 41,100 3.37 (f),(j) 2.02 (f),(h),(j) 1.72 387.8
0.90 (d) 63,860 2.48 (f) 1.95 (f),(h) 1.02 378.0
4.74 (d) 112,799 2.50 (f) 1.92 (f),(h) 0.72 317.6
(0.62) (c) 329,855 1.94 (e),(f),(g) 1.64 (e),(f),(g),(h) 0.67 (e) 113.6 (e)
9.27 (i) 351,188 2.16 (f) 1.63 (f),(h) 0.89 289.8
3.44 (i) 591,298 3.21 (f),(j) 1.64 (f),(h),(j) 1.98 439.7
2.24 453,013 2.99 (f),(j) 1.64 (f),(h) ,(j) 2.11 387.8
1.29 749,738 2.16 (f) 1.63 (f),(h) 1.35 378.0
5.04 1,156,731 2.18 (f) 1.60 (f),(h) 1.03 317.6
(0.62) (c) 110,892 1.89 (e),(f),(g) 1.59 (e),(f),(g),(h) 0.70 (e) 113.6 (e)
9.37 173,029 2.08 (f) 1.58 (f),(h) 0.89 289.8
3.44 166,448 3.15 (f),(j) 1.58 (f),(h),(j) 2.74 439.7
2.28 818,258 2.91 (f),(j) 1.56 (f),(h),(j) 2.19 387.8
1.25 (i) 1,780,595 2.08 (f) 1.55 (f),(h) 1.43 378.0
1.06 (c),(i) 1,532,177 2.10 (e) ,(f) 1.54 (e),(f),(h) 1.51 (e) 317.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(k) Period from June 12, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2022(b) $ 12.39 $ 0.12 ( $ 0.96) ( $ 0.84) ( $ 0.36) ( $ 0.24) ( $ 0.60) $ 10.95
2021 10.06 0.27 2.32 2.59 (0.23) (0.03) (0.26) 12.39
2020 9.83 0.21 0.37 0.58 (0.32) (0.03) (0.35) 10.06
2019 10.57 0.30 (0.69) (0.39) (0.26) (0.09) (0.35) 9.83
2018 10.55 0.28 0.12 0.40 (0.30) (0.08) (0.38) 10.57
2017 9.24 0.27 1.29 1.56 (0.25) – (0.25) 10.55
R-1 shares
2022(b) 11.97 0.07 (0.93) (0.86) (0.25) (0.24) (0.49) 10.62
2021 9.73 0.16 2.25 2.41 (0.14) (0.03) (0.17) 11.97
2020 9.50 0.12 0.35 0.47 (0.21) (0.03) (0.24) 9.73
2019 10.20 0.20 (0.65) (0.45) (0.16) (0.09) (0.25) 9.50
2018 10.20 0.18 0.11 0.29 (0.21) (0.08) (0.29) 10.20
2017 8.93 0.18 1.26 1.44 (0.17) – (0.17) 10.20
R-3 shares
2022(b) 12.13 0.09 (0.95) (0.86) (0.29) (0.24) (0.53) 10.74
2021 9.85 0.19 2.29 2.48 (0.17) (0.03) (0.20) 12.13
2020 9.64 0.16 0.35 0.51 (0.27) (0.03) (0.30) 9.85
2019 10.35 0.23 (0.65) (0.42) (0.20) (0.09) (0.29) 9.64
2018 10.35 0.22 0.10 0.32 (0.24) (0.08) (0.32) 10.35
2017 9.07 0.20 1.28 1.48 (0.20) – (0.20) 10.35
R-4 shares
2022(b) 12.27 0.10 (0.96) (0.86) (0.31) (0.24) (0.55) 10.86
2021 9.97 0.22 2.31 2.53 (0.20) (0.03) (0.23) 12.27
2020 9.75 0.18 0.36 0.54 (0.29) (0.03) (0.32) 9.97
2019 10.48 0.25 (0.67) (0.42) (0.22) (0.09) (0.31) 9.75
2018 10.46 0.24 0.12 0.36 (0.26) (0.08) (0.34) 10.48
2017 9.17 0.20 1.31 1.51 (0.22) – (0.22) 10.46
R-5 shares
2022(b) 12.31 0.11 (0.95) (0.84) (0.33) (0.24) (0.57) 10.90
2021 10.00 0.24 2.30 2.54 (0.20) (0.03) (0.23) 12.31
2020 9.78 0.19 0.36 0.55 (0.30) (0.03) (0.33) 10.00
2019 10.50 0.27 (0.67) (0.40) (0.23) (0.09) (0.32) 9.78
2018 10.49 0.24 0.12 0.36 (0.27) (0.08) (0.35) 10.50
2017 9.18 0.23 1.31 1.54 (0.23) – (0.23) 10.49
R-6 shares
2022(b) 12.40 0.12 (0.96) (0.84) (0.36) (0.24) (0.60) 10.96
2021 10.06 0.27 2.33 2.60 (0.23) (0.03) (0.26) 12.40
2020 9.83 0.22 0.36 0.58 (0.32) (0.03) (0.35) 10.06
2019 10.57 0.30 (0.69) (0.39) (0.26) (0.09) (0.35) 9.83
2018 10.54 0.29 0.12 0.41 (0.30) (0.08) (0.38) 10.57
2017(h) 9.01 0.14 1.39 1.53 – – – 10.54

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(7.02) % (c) $ 49,942 0.32% (d),(e),(f) 2.07% (d) 17.5% (d)
26.03 50,246 0.31 (e) 2.38 21.7
5.77 35,803 0.31 (e) 2.11 31.1
(3.33) 50,221 0.31 (e) 3.09 23.4
3.69 46,042 0.34 (e) 2.54 27.2
17.42 67,784 0.32 (e) 2.83 24.7
(7.40) (c) 438 1.20 (d),(f) 1.22 (d) 17.5 (d)
24.95 491 1.19 1.46 21.7
4.86 491 1.19 1.31 31.1
(4.19) 588 1.20 2.09 23.4
2.78 722 1.19 1.71 27.2
16.43 1,000 1.19 1.93 24.7
(7.28) (c) 14,249 0.89 (d),(f) 1.53 (d) 17.5 (d)
25.42 16,698 0.88 1.75 21.7
5.11 15,706 0.88 1.65 31.1
(3.82) 16,499 0.89 2.41 23.4
3.03 17,816 0.88 2.04 27.2
16.77 18,585 0.88 2.14 24.7
(7.19) (c) 9,078 0.70 (d),(f) 1.71 (d) 17.5 (d)
25.56 10,509 0.69 1.96 21.7
5.34 9,023 0.69 1.84 31.1
(3.72) 7,466 0.70 2.51 23.4
3.37 11,977 0.69 2.22 27.2
16.93 13,372 0.69 2.14 24.7
(7.07) (c) 15,711 0.58 (d),(f) 1.85 (d) 17.5 (d)
25.66 18,863 0.57 2.08 21.7
5.45 16,208 0.57 1.95 31.1
(3.50) 16,948 0.58 2.80 23.4
3.38 18,479 0.57 2.26 27.2
17.23 29,429 0.57 2.35 24.7
(7.01) (c) 1,029,379 0.30 (d),(e),(f) 2.11 (d) 17.5 (d)
26.14 1,151,273 0.29 (e) 2.35 21.7
5.66 (g) 1,020,094 0.29 (e) 2.25 31.1
(3.23) (g) 1,003,550 0.28 (e) 3.04 23.4
3.80 997,061 0.27 (e) 2.67 27.2
16.98 (c) 924,600 0.27 (d),(e) 2.02 (d) 24.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2022(b) $ 13.47 $ 0.04 ( $ 1.78) ( $ 1.74) ( $ 0.16) ( $ 0.94) ( $ 1.10) $ 10.63
2021 10.63 0.12 2.87 2.99 (0.15) – (0.15) 13.47
2020 10.46 0.09 0.40 0.49 (0.32) – (0.32) 10.63
2019 12.36 0.14 (1.17) (1.03) (0.14) (0.73) (0.87) 10.46
2018 12.17 0.15 0.67 0.82 (0.26) (0.37) (0.63) 12.36
2017 9.87 0.18 2.15 2.33 (0.03) – (0.03) 12.17
R-6 shares
2022(b) 13.55 0.04 (1.78) (1.74) (0.18) (0.94) (1.12) 10.69
2021 10.70 0.13 2.87 3.00 (0.15) – (0.15) 13 .55
2020 10.52 0.09 0.42 0.51 (0.33) – (0.33) 10.70
2019 12.42 0.14 (1.16) (1.02) (0.15) (0.73) (0.88) 10.52
2018 12.21 0.13 0.71 0.84 (0.26) (0.37) (0.63) 12.42
2017(f) 9.83 0.02 2.36 2.38 – – – 12.21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(13.36) % (c) $ 72,744 1.17% (d),(e) 0.59% (d) 65.0% (d)
28.27 94,066 1.19 (e) 0.96 54.6
4.49 72,515 1.20 (e) 0.88 44.1
(7.31) 34,866 1.20 (e) 1.36 46.8
6.63 18,212 1.20 (e) 1.19 45.9
23.66 1,991 1.08 (e) 1.72 58.8
(13.35) (c) 916,542 1.07 (d),(e) 0.69 (d) 65.0 (d)
28.27 1,087,460 1.08 (e) 1.11 54.6
4.67 966,964 1.08 (e) 0.91 44.1
(7.20) 855,932 1.07 (e) 1.36 46.8
6.79 976,593 1.06 (e) 1.06 45.9
24.21 (c) 1,002,985 1.06 (d),(e) 0.24 (d) 58.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2022(b) $ 11 .71 $ 0 .17 ( $ 0 .67 ) ( $ 0 .50 ) ( $ 0 .17 ) ( $ 0 .17 ) $ 11 .04
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
2018 10 .65 0 .42 ( 0 .07 ) 0 .35 ( 0 .40 ) ( 0 .40 ) 10 .60
2017 11 .03 0 .40 ( 0 .40 ) – ( 0 .38 ) ( 0 .38 ) 10 .65
Institutional shares
2022(b) 11 .72 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .18 ) ( 0 .18 ) 11 .05
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97
2019 10 .61 0 .46 0 .63 1 .09 ( 0 .44 ) ( 0 .44 ) 11 .26
2018 10 .66 0 .45 ( 0 .07 ) 0 .38 ( 0 .43 ) ( 0 .43 ) 10 .61
2017 11 .03 0 .43 ( 0 .39 ) 0 .04 ( 0 .41 ) ( 0 .41 ) 10 .66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 4 .35 ) % (c) ,(d) $ 59,678 0 .88% (e) ,(f) 0 .84% (e) ,(f) ,(g) 3 .00% (e) 24 .1% (e)
10 .43 (d) 59,266 0 .88 (f) 0 .84 (f) ,(g) 3 .26 48 .0
0 .62 (d) 50,459 0 .91 (f) 0 .84 (f) ,(g) 3 .35 76 .6
10 .36 (d) 53,756 0 .98 (f) 0 .86 (f) ,(g) 4 .01 66 .1
3 .37 (d) 46,667 1 .00 (f) 0 .90 (f) ,(g) 3 .94 76 .0
0 .13 (d) 40,758 0 .95 (f) 0 .89 (f) ,(g) 3 .83 67 .9
( 4 .21 ) (c) 126,293 0 .60 (e) ,(f) 0 .56 (e) ,(f) ,(g) 3 .28 (e) 24 .1 (e)
10 .73 116,210 0 .60 (f) 0 .56 (f) ,(g) 3 .52 48 .0
0 .99 82,465 0 .63 (f) 0 .56 (f) ,(g) 3 .64 76 .6
10 .55 82,132 0 .70 (f) 0 .58 (f) ,(g) 4 .27 66 .1
3 .66 55,466 0 .72 (f) 0 .62 (f) ,(g) 4 .21 76 .0
0 .48 61,797 0 .69 (f) 0 .63 (f) ,(g) 4 .10 67 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2022(b) $ 14 .16 $ 0 .04 ( $ 1 .46 ) ( $ 1 .42 ) ( $ 0 .18 ) ( $ 0 .24 ) ( $ 0 .42 ) $ 12 .32
2021 12 .36 0 .14 1 .71 1 .85 ( 0 .05 ) – ( 0 .05 ) 14 .16
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) – ( 0 .15 ) 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
2017 9 .07 0 .18 2 .52 2 .70 ( 0 .03 ) – ( 0 .03 ) 11 .74
Institutional shares
2022(b) 13 .95 0 .06 ( 1 .42 ) ( 1 .36 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 12 .11
2021 12 .17 0 .18 1 .69 1 .87 ( 0 .09 ) – ( 0 .09 ) 13 .95
2020 10 .47 0 .16 1 .74 1 .90 ( 0 .20 ) – ( 0 .20 ) 12 .17
2019 11 .16 0 .18 ( 0 .71 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .16 ) 10 .47
2018 11 .61 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .11 ) – ( 0 .11 ) 11 .16
2017 8 .97 0 .05 2 .66 2 .71 ( 0 .07 ) – ( 0 .07 ) 11 .61
R-6 shares
2022(b) 13 .98 0 .07 ( 1 .43 ) ( 1 .36 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 12 .12
2021 12 .18 0 .22 1 .68 1 .90 ( 0 .10 ) – ( 0 .10 ) 13 .98
2020 10 .48 0 .16 1 .75 1 .91 ( 0 .21 ) – ( 0 .21 ) 12 .18
2019 11 .16 0 .25 ( 0 .76 ) ( 0 .51 ) ( 0 .17 ) – ( 0 .17 ) 10 .48
2018 11 .61 0 .15 ( 0 .49 ) ( 0 .34 ) ( 0 .11 ) – ( 0 .11 ) 11 .16
2017 8 .97 0 .50 2 .21 2 .71 ( 0 .07 ) – ( 0 .07 ) 11 .61

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 10 .17 ) % (c) ,(d) $ 7,401 1 .59% (e) ,(f) 0 .60% (e) 43 .8% (e)
14 .95 (d) 9,524 1 .60 (f) 1 .00 71 .9
17 .73 (d) 4,003 1 .60 (f) 0 .96 72 .9
( 4 .94 ) (d) 2,455 1 .66 (f) 1 .08 59 .4
( 3 .49 ) (d) 4,384 1 .75 (f) 0 .97 52 .3
29 .91 (d) 3,003 1 .75 (f) 1 .83 66 .3
( 9 .93 ) (c) 112,658 1 .20 (e) ,(f) 0 .96 (e) 43 .8 (e)
15 .42 124,727 1 .20 (f) 1 .30 71 .9
18 .21 26,478 1 .20 (f) 1 .44 72 .9
( 4 .55 ) 11,710 1 .22 (f) 1 .78 59 .4
( 2 .98 ) 12,032 1 .25 (f) 0 .58 52 .3
30 .58 35,584 1 .24 (f) 0 .51 66 .3
( 9 .89 ) (c) 3,044,784 1 .04 (e) ,(f) 1 .13 (e) 43 .8 (e)
15 .61 3,729,485 1 .05 (f) 1 .56 71 .9
18 .30 1,827,389 1 .07 (f) 1 .43 72 .9
( 4 .42 ) 1,082,059 1 .12 (f) 2 .40 59 .4
( 2 .97 ) 622,846 1 .21 (f) 1 .21 52 .3
30 .54 662,808 1 .21 (f) 4 .54 66 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2022(b) $ 17.01 $ 0.08 $ 0 .36 $ 0.44 ( $ 0.06) ( $ 0.02) ( $ 0.08) $ 17.37
2021 11.91 0.10 5.16 5.26 (0.16) – (0.16) 17.01
2020 13.96 0.16 (1.88) (1.72) (0.23) (0.10) (0.33) 11.91
2019 17.84 0.28 (1.92) (1.64) (0.35) (1.89) (2.24) 13.96
2018 16.57 0.34 1.92 2.26 (0.21) (0.78) (0.99) 17.84
2017 14.95 0.35 1.60 1.95 (0.33) – (0.33) 16.57
Class C shares
2022(b) 16.81 0.02 0.35 0.37 – (0.02) (0.02) 17.16
2021 11.78 (0.01) 5.11 5.10 ( 0 .07) – (0.07) 16.81
2020 13.82 0.06 (1.86) (1.80) (0.14) (0.10) (0.24) 11.78
2019 17.68 0.17 (1.90) (1.73) (0.24) (1.89) (2.13) 13.82
2018 16.43 0.21 1.90 2.11 (0.08) (0.78) (0.86) 17.68
2017 14.84 0.23 1.60 1.83 (0.24) – (0.24) 16.43
Institutional shares
2022(b) 17.11 0.11 0.36 0.47 (0.09) (0.02) (0.11) 17.47
2021 11.97 0.15 5.18 5.33 (0.19) – (0.19) 17.11
2020 14.04 0.19 (1.89) (1.70) (0.27) (0.10) (0.37) 11.97
2019 17.92 0.32 (1.91) (1.59) (0.40) (1.89) (2.29) 14.04
2018 16.65 0.39 1.92 2.31 (0.26) (0.78) (1.04) 17.92
2017 15.01 0.41 1.61 2.02 (0.38) – (0.38) 16.65
R-6 shares
2022(b) 17.20 0.11 0.35 0.46 (0.09) (0.02) (0.11) 17.55
2021 12.03 0.15 5.22 5.37 (0.20) – (0.20) 17.20
2020 14.10 0.20 (1.89) (1.69) (0.28) (0.10) (0.38) 12.03
2019 17.98 0.33 (1.93) (1.60) (0.39) (1.89) (2.28) 14.10
2018 16.66 0.40 1.94 2.34 (0.24) (0.78) (1.02) 17.98
2017(g) 16.17 0.33 0.22 0.55 (0.06) – (0.06) 16.66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2.57% (c),(d) $ 155,845 1.12% (e),(f) 0.95% (e) 22.4% (e)
44.42 (d) 148,411 1.12 (f) 0.70 74.6
(12.55) (d) 103,382 1.12 (f) 1.20 28.9
(7.83) (d) 147,402 1.13 (f) 1.91 21.9
13.93 (d) 214,620 1.13 (f) 1.98 31.5
13.17 (d) 232,872 1.17 2.15 25.5
2.17 (c),(d) 58,523 1.87 (e),(f) 0.20 (e) 22.4 (e)
43.44 (d) 69,017 1.87 (f) (0.03) 74.6
(13.25) (d) 71,660 1.87 (f) 0.45 28.9
(8.50) (d) 118,135 1.88 (f) 1.16 21.9
13.08 (d) 170,893 1.88 (f) 1.23 31.5
12.37 (d) 178,599 1.92 (f) 1.41 25.5
2.70 (c) 850,787 0.85 (e),(f) 1.22 (e) 22.4 (e)
44.89 833,344 0.85 (f) 1.02 74.6
(12.36) 1,408,105 0.85 (f) 1.47 28.9
(7.54) 1,892,406 0.86 (f) 2.19 21.9
14.20 2,453,527 0.86 (f) 2.25 31.5
13.56 2,179,792 0.86 (f) 2.51 25.5
2.66 (c) 136,499 0.80 (e),(f) 1.23 (e) 22.4 (e)
45.03 61,986 0.79 (f) 0.93 74.6
(12.24) 9,135 0.79 (f) 1.52 28.9
(7.54) 8,589 0.79 (f) 2.27 21.9
14.39 7,737 0.78 (f) 2.28 31.5
3.43 (c) 610,070 0.77 (e),(f) 2.96 (e) 25.5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP GROWTH FUND
Institutional shares
2022(b) $ 19 .16 ( $ 0 .05 ) ( $ 1 .81 ) ( $ 1 .86 ) ( $ 0 .02 ) ( $ 4 .94 ) ( $ 4 .96 ) $ 12 .34
2021 14 .33 ( 0 .06 ) 6 .31 6 .25 – ( 1 .42 ) ( 1 .42 ) 19 .16
2020 10 .26 ( 0 .06 ) 4 .13 4 .07 – – – 14 .33
2019(g) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – – 10 .26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 11 .83 ) % (c) $ 9,991 0 .83% (d) ,(e) ( 0 .64 ) % (d) 117 .3% (d)
44 .49 (f) 11,489 0 .83 (e) ( 0 .33 ) 148 .4
39 .77 (f) 7,626 0 .83 (e) ( 0 .59 ) 134 .3
2 .60 (c) 5,131 0 .83 (d) ,(e) ( 0 .48 ) (d) 175 .8 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from June 12, 2019, date operations commenced, through August 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2022(b) $ 10.64 $ 0.20 ( $ 0.72) ( $ 0.52) ( $ 0.23) $ – ( $ 0.23) $ 9.89
2021 10.32 0.38 0.36 0.74 (0.42) – ( 0 .42) 10.64
2020 10.30 0.42 0.05 0.47 (0.45) – (0.45) 10.32
2019 10.06 0.49 0.26 0.75 (0.51) – (0.51) 10.30
2018 10.53 0.50 (0.46) 0.04 (0.49) (0.02) (0.51) 10.06
2017 10.36 0.49 0.24 0 .73 (0.47) (0.09) (0.56) 10.53
Class C shares
2022(b) 10.64 0.16 (0.72) (0.56) (0.19) – (0.19) 9.89
2021 10.31 0.30 0.37 0.67 (0.34) – (0.34) 10.64
2020 10.29 0.35 0.04 0.39 (0.37) – (0.37) 10.31
2019 10.05 0.42 0.25 0.67 (0.43) – (0.43) 10.29
2018 10.52 0.42 (0.46) (0.04) (0.41) (0.02) (0.43) 10.05
2017 10.35 0.42 0.23 0.65 (0.39) (0.09) (0.48) 10.52
Class J shares
2022(b) 10.32 0.19 (0.70) (0.51) (0.23) – (0.23) 9.58
2021 10.01 0.37 0.37 0.74 (0.43) – (0.43) 10.32
2020 10.01 0.41 0.04 0.45 (0.45) – (0.45) 10.01
2019 9.79 0.47 0.26 0.73 (0.51) – (0.51) 10.01
2018 10.26 0.49 (0.45) 0.04 (0.49) (0.02) (0.51) 9.79
2017 10.11 0.49 0.22 0.71 (0.47) (0.09) (0.56) 10.26
Institutional shares
2022(b) 10.56 0.21 (0.72) (0.51) (0.24) – (0.24) 9.81
2021 10 .24 0.40 0.37 0.77 (0.45) – (0.45) 10.56
2020 10.23 0.45 0.04 0.49 (0.48) – (0.48) 10.24
2019 9.99 0.52 0.26 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.52 (0.46) 0.06 (0.51) (0.02) (0.53) 9.99
2017 10.30 0.52 0.23 0.75 (0.50) (0.09) (0.59) 10.46
R-1 shares
2022(b) 10.50 0.17 (0.72) (0.55) (0.20) – (0.20) 9 .75
2021 10.19 0.32 0.36 0.68 (0.37) – (0.37) 10.50
2020 10.17 0.36 0.06 0.42 (0.40) – (0.40) 10.19
2019 9.94 0.44 0.25 0.69 (0.46) – (0.46) 10.17
2018 10.41 0.44 (0.46) (0.02) (0.43) (0.02) (0.45) 9.94
2017 10.25 0.44 0.22 0.66 (0.41) (0.09) (0.50) 10.41

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(4.98) % (c),(d) $ 911,433 1.03% (e) – % 3.85% (e) 16.4% (e)
7.32 (d) 971,310 1.04 – 3.62 21.6
4.77 (d) 844,525 1.05 – 4.18 18.1
7.80 (d) 732,421 1.06 – 4.96 19.8
0.32 (d) 655,225 1.06 – 4.83 12.3
7.31 (d) 732,471 1.06 – 4.81 16.1
(5.35) (c),(d) 221,148 1.80 (e) – 3.08 (e) 16.4 (e)
6.58 (d) 256,799 1.79 – 2.89 21.6
3.95 (d) 365,817 1 .81 – 3.44 18.1
6.97 (d) 469,674 1.81 – 4.21 19.8
(0.44) (d) 631,599 1.81 – 4.08 12.3
6.53 (d) 751,561 1.81 – 4.07 16.1
(5.02) (c),(d) 40,160 1.00 (e),(f) 1.02 (e),(g) 3.89 (e) 16.4 (e)
7.50 (d) 42,288 1.00 (f) 1.02 (g) 3.68 21.6
4.67 (d) 42,554 1.07 (f) 1.10 (g) 4.17 18.1
7.75 (d) 45,660 1.13 (f) 1 .16 (g) 4.89 19.8
0.38 (d) 45,458 1.02 (f) 1.05 (g) 4.87 12.3
7.37 (d) 51,417 1.00 (f) 1.03 (g) 4.88 16.1
(4.90) (c) 4,626,132 0.79 (e),(h) – 4.09 (e) 16.4 (e)
7.64 5,472,494 0.79 (h) – 3.87 21.6
4.96 4,746,270 0.81 (h) – 4.42 18.1
8.12 3,591,388 0.81 (h) – 5.21 19.8
0.59 3,306,108 0.80 (h) – 5.09 12.3
7.58 3,817,309 0.77 (h) – 5.11 16.1
(5.30) (c) 567 1.57 (e) – 3.31 (e) 16.4 (e)
6.75 620 1.57 – 3.10 21.6
4.24 613 1.58 – 3.62 18.1
7.23 1,024 1.58 – 4.44 19.8
(0.20) 987 1.58 – 4.29 12.3
6.75 1,315 1.58 – 4.31 16.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2022(b) $ 10.48 $ 0.18 ( $ 0.71) ( $ 0.53) ( $ 0.22) $ – ( $ 0.22) $ 9.73
2021 10.16 0.35 0.37 0.72 (0.40) – (0.40) 10.48
2020 10.15 0.40 0.04 0.44 (0.43) – (0.43) 10.16
2019 9.92 0.47 0.25 0.72 (0.49) – (0.49) 10.15
2018 10.39 0.47 (0.46) 0.01 (0.46) (0.02) (0.48) 9.92
2017 10.23 0.47 0.22 0.69 (0.44) (0.09) (0.53) 10.39
R-4 shares
2022(b) 10.45 0.19 (0.70) (0.51) (0.23) – (0.23) 9.71
2021 10.14 0.37 0.36 0.73 (0.42) – (0.42) 10.45
2020 10.13 0.42 0.04 0.46 (0.45) – (0.45) 10.14
2019 9.90 0.48 0.26 0.74 (0.51) – (0.51) 10.13
2018 10.37 0.49 (0.46) 0.03 (0.48) (0.02) (0.50) 9.90
2017 10.21 0.48 0.23 0.71 (0.46) (0.09) (0.55) 10.37
R-5 shares
2022(b) 10.51 0.20 (0.72) (0.52) (0.23) – (0.23) 9.76
2021 10.19 0.39 0.36 0.75 (0.43) – (0.43) 10.51
2020 10.18 0.43 0.04 0.47 (0.46) – (0.46) 10.19
2019 9.95 0.50 0.25 0.75 (0.52) – (0.52) 10.18
2018 10.42 0.50 (0.45) 0.05 (0.50) (0.02) (0.52) 9.95
2017 10.26 0.50 0.23 0.73 (0.48) (0.09) (0.57) 10.42
R-6 shares
2022(b) 10.55 0.21 (0.70) (0.49) (0.25) – (0.25) 9.81
2021 10.24 0.41 0.36 0.77 (0.46) – (0.46) 10.55
2020 10.23 0.46 0.04 0.50 (0.49) – (0.49) 10.24
2019 9.99 0.53 0.25 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.53 (0.46) 0.07 (0.52) (0.02) (0.54) 9.99
2017(g) 9.91 0.35 0.53 0.88 (0.33) – (0.33) 10.46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(5.17) % (c) $ 1,715 1.26% (d) 3.62% (d) 16.4% (d)
7.20 2,521 1.26 3.38 21.6
4.49 1,328 1.27 3.98 18.1
7.58 2,101 1.27 4.77 19.8
0.11 2,319 1.27 4.62 12.3
7.09 2,676 1.27 4.62 16.1
(4.99) (c) 1,070 1.07 (d) 3.82 (d) 16.4 (d)
7.31 834 1.07 3.61 21 .6
4.71 1,031 1.08 4.16 18.1
7.80 1,397 1.08 4.93 19.8
0.31 1,284 1.08 4.82 12.3
7.30 1,304 1.08 4.78 16.1
(5.01) (c) 3,047 0.95 (d) 3.92 (d) 16.4 (d)
7.51 4,126 0.95 3.72 21.6
4.82 3,526 0.96 4.29 18.1
7.89 3,200 0.96 5.05 19.8
0.43 3,023 0.96 4.92 12.3
7.40 3,506 0.96 4.92 16.1
(4.76) (c) 1,608,919 0.69 (d) 4.19 (d) 16.4 (d)
7.64 1,706,467 0.70 (e) 3.97 21.6
5.17 (f) 1,518,101 0.71 (e) 4.52 18.1
8.12 (f) 910,863 0.71 (e) 5.32 19.8
0.69 1,010,227 0.71 (e) 5.21 12.3
8.98 (c) 520,462 0.71 (d),(e) 5.08 (d) 16.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2022 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2021 to February 28, 2022 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 854.96 $ 4.19 $ 1,000.00 $ 1,020.28 $ 4.56 0.91%
Class C 1,000.00 851.90 7.58 1,000.00 1,016.61 8.25 1.65
Class J 1,000.00 855.50 3.50 1,000.00 1,021.03 3.81 0.76
Institutional 1,000.00 855.98 2.99 1,000.00 1,021.57 3.26 0.65
R-3 1,000.00 853.96 5.19 1,000.00 1,019.19 5.66 1.13
R-4 1,000.00 854.81 4.32 1,000.00 1,020.13 4.71 0.94
R-5 1,000.00 855.40 3.77 1,000.00 1,020.73 4.11 0.82
R-6 1,000.00 856.48 2.58 1,000.00 1,022.02 2.81 0.56
Bond Market Index Fund
Class J 1,000.00 956.62 2.38 1,000.00 1,022.36 2.46 0.49
Institutional 1,000.00 958.81 0.73 1,000.00 1,024.05 0.75 0.15
R-1 1,000.00 954.34 4.94 1,000.00 1,019.74 5.11 1.02
R-3 1,000.00 956.16 3.44 1,000.00 1,021.27 3.56 0.71
R-4 1,000.00 956.75 2.52 1,000.00 1,022.22 2.61 0.52
R-5 1,000.00 957.40 1.94 1,000.00 1,022.81 2.01 0.40

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Annualized
Expense
Ratio
Diversified Real Asset Fund
Class A $ 1,000.00 $ 1,055.00 $ 6.11 $ 1,000.00 $ 1,018.84 $ 6.01 1.20%
Institutional 1,000.00 1,056.79 4.23 1,000.00 1,020.68 4.16 0.83
R-3 1,000.00 1,054.68 6.83 1,000.00 1,018.15 6.71 1.34
R-4 1,000.00 1,055.93 5.86 1,000.00 1,019.09 5.76 1.15
R-5 1,000.00 1,056.60 5.25 1,000.00 1,019.69 5.16 1.03
R-6 1,000.00 1,057.47 3.93 1,000.00 1,020.98 3.86 0.77
Edge MidCap Fund
Class A 1,000.00 949.82 5.32 1,000.00 1,019.34 5.51 1.10
Institutional 1,000.00 950.89 3.72 1,000.00 1,020.98 3.86 0.77
R-6 1,000.00 951.71 3.19 1,000.00 1,021.52 3.31 0.66
Global Multi-Strategy Fund
Class A 1,000.00 991.65 11.90 1,000.00 1,012.84 12.03 2.41
Institutional 1,000.00 993.77 9.59 1,000.00 1,015.17 9.69 1.94
R-6 1,000.00 993.77 9.34 1,000.00 1,015.42 9.44 1.89
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts)
Class A 1,000.00 991.65 10.42 1,000.00 1,014.33 10.54 2.11
Institutional 1,000.00 993.77 8.11 1,000.00 1,016.66 8.20 1.64
R-6 1,000.00 993.77 7.86 1,000.00 1,016.91 7.95 1.59
International Equity Index Fund
Institutional 1,000.00 929.78 1.53 1,000.00 1,023.21 1.61 0.32
R-1 1,000.00 925.99 5.73 1,000.00 1,018.84 6.01 1.20
R-3 1,000.00 927.18 4.25 1,000.00 1,020.38 4.46 0.89
R-4 1,000.00 928.06 3.35 1,000.00 1,021.32 3.51 0.70
R-5 1,000.00 929.31 2.77 1,000.00 1,021.92 2.91 0.58
R-6 1,000.00 929.86 1.44 1,000.00 1,023.31 1.51 0.30
International Small Company Fund
Institutional 1,000.00 866.41 5.41 1,000.00 1,018.99 5.86 1.17
R-6 1,000.00 866.55 4.95 1,000.00 1,019.49 5.36 1.07
Opportunistic Municipal Fund
Class A 1,000.00 956.50 4.27 1,000.00 1,020.43 4.41 0.88
Institutional 1,000.00 957.87 2.91 1,000.00 1,021.82 3.01 0.60
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 956.50 4.07 1,000.00 1,020.63 4.21 0.84
Institutional 1,000.00 957.87 2.72 1,000.00 1,022.02 2.81 0.56
Origin Emerging Markets Fund
Class A 1,000.00 898.32 7.48 1,000.00 1,016.91 7.95 1.59
Institutional 1,000.00 900.71 5.66 1,000.00 1,018.84 6.01 1.20
R-6 1,000.00 901.05 4.90 1,000.00 1,019.64 5.21 1.04
Small-MidCap Dividend Income Fund
Class A 1,000.00 1,025.69 5.63 1,000.00 1,019.24 5.61 1.12
Class C 1,000.00 1,021.73 9.37 1,000.00 1,015.52 9.35 1.87
Institutional 1,000.00 1,026.98 4.27 1,000.00 1,020.58 4.26 0.85
R-6 1,000.00 1,026.56 4.02 1,000.00 1,020.83 4.01 0.80

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2022 (unaudited)

Actual Hypothetical
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Annualized
Expense
Ratio
Small-MidCap Growth Fund
Institutional $ 1,000.00 $ 881.71 $ 3.87 $ 1,000.00 $ 1,020.68 $ 4.16 0.83%
Spectrum Preferred and Capital Securities Income Fund
Class A 1,000.00 950.17 4.98 1,000.00 1,019.69 5.16 1.03
Class C 1,000.00 946.50 8.69 1,000.00 1,015.87 9.00 1.80
Class J 1,000.00 949.83 4.83 1,000.00 1,019.84 5.01 1.00
Institutional 1,000.00 950.96 3.82 1,000.00 1,020.88 3.96 0.79
R-1 1,000.00 946.97 7.58 1,000.00 1,017.01 7.85 1.57
R-3 1,000.00 948.29 6.09 1,000.00 1,018.55 6.31 1.26
R-4 1,000.00 950.12 5.17 1,000.00 1,019.49 5.36 1.07
R-5 1,000.00 949.94 4.59 1,000.00 1,020.08 4.76 0.95
R-6 1,000.00 952.35 3.34 1,000.00 1,021.37 3.46 0.69
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2021 and March 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2021
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 17.95% 0.00% 82.05%
Global Multi-Strategy Fund 36.71 0.00 63.29
International Equity Index Fund 66.03 4.14 29.83
International Small Company Fund 0.00 35.40 64.60
Origin Emerging Markets Fund 53.21 0.00 46.79
Small-MidCap Growth Fund 0.00 100.00 0.00
March 2022
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 100.00% 0.00%
Small-MidCap Dividend Income Fund 92.34 7.66 0.00

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
125 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
125 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 125 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
125 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 125 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
125 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
125 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31,
2021 and as supplemented. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds;(2) a sub-advisory agreement between Principal Global
Investors LLC (“PGI”) and Impax Asset Management Limited related to a sleeve of the Diversified Real Asset Fund; (3) an amended sub-
advisory agreement between PGI and Nuveen Asset Management, LLC related to the Diversified Real Asset Fund; and (4) a sub-advisory agreement between PGI and Wellington Management Company LLP related to a sleeve of the Diversified Real Asset Fund.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 14, 2021 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited;
ClearBridge Investments (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisers;
Gotham Asset Management, LLC; Graham Capital Management, L.P.; Impax Asset Management Limited; Loomis, Sayles & Company,
L.P.; Los Angeles Capital Management LLC; Newton Investment Management North America LLC; Nuveen Asset Management LLC;
Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Sound Point Capital Management, LP;
Spectrum Asset Management, Inc.; Wellington Management Company LLP; and Westchester Capital Management, LLC (collectively, the
“Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable
Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the
Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.

Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2021 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2021, and compared those returns to various agreed-upon performance measures, including, for all Funds peer-group data based upon a broad-
based, industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended
March 31, 2021, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2021, if available. The Board also compared each Fund’s investment performance over the one-, three-
and five-year periods ended March 31, 2021, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors for multi-
manager Funds,that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board.
For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors at the appropriate time, if necessary. The Board considered the
Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary, subject to Board oversight.
Investment Management Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-
year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional
Class shares for each PFI Fund, except PFI Capital Securities Fund, as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”). With regard to the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2020. The Board considered that certain PFI Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With regard to Small-MidCap Dividend Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (87th and 93rd percentiles, respectively) in the Expense Group.
The Board also noted the Fund’s performance in fourth quartile of its Performance Universe for the three-year and blended three- and five-
year periods ended March 31, 2021 (93rd and 83rd percentiles, respectively). Considering all relevant factors, including management’s discussion of the Fund’s performance and certain characteristics of the funds in the Expense Group, including that the majority of the funds in the Expense Group focus on large-capitalization stocks rather than small- or mid-capitalization stocks, the Board concluded that the
Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. In addition, the Board accepted management’s proposal to reduce the management fee waiver for Blue Chip Fund, even though this proposal would have the effect of increasing expenses for certain share classes. In accepting this proposal, the Board noted the pro forma effect of the proposal on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Fund’s Expense Group, noting that the Fund’s net management fee rate and total net expense ratio would remain in the first and second quartiles, respectively (13th and 27th percentiles, respectively). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for Class J shares of Bond Market Index Fund, Institutional Class shares of International Small Company Fund, and Class A shares of Origin Emerging Markets Fund to be effective from December 31, 2021 through December 30, 2022.
With regard to each of Spectrum Preferred and Capital Securities Income Fund and Blue Chip Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2020. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2020. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-
level fee that covers, among other things, the expenses of the Fund’s Subadvisor.
The Board also noted that the management fee schedules for Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Independent Board Members concluded that, on the basis of the information provided, the incidental benefits received by the
Manager and its affiliates were appropriate.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors,

the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that Capital Securities Fund’s
Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of New Sub-Advisory Agreement for Diversified Real Asset Fund
On September 14, 2021, the Board met to consider for the Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement
(the “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Impax Asset Management Limited (the
“Sub-Advisor”) with respect to a new climate change investment sleeve of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement and, accordingly, recommended the approval of the Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program.

Investment Performa nce
The Board reviewed the historical one year, three-year and since inception (January 1, 2018) performance returns, gross and net of proposed fees, as of June 30, 2021 of the Sub-Advisor in a composite managed in the proposed investment strategy for the climate change investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns of a relevant benchmark index for the sleeve. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints. The Board considered the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive.
On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted the
Subadivsor’s statement that it does not intend to use soft dollars in the climate change strategy. The Board further noted the Manager’s statement that there would be no known fall-out benefits to the Sub-Advisor from its relationship to the Fund.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.
Approval of Amended Sub-Advisory Agreement for Diversified Real Asset Fund
On December 13, 2021, the Board met to consider for Diversified Real Asset Fund (the “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Nuveen Asset Management, LLC
(the “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the sub-advisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-Advisory Agreement and noted that because the sub-advisory fees were paid by the Manager, the amendment would not change the management fee rate paid by the
Fund. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services the
Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory
Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2021 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the applicable amended Sub-Advisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended Sub-Advisory
Agreement.
Approval of New Sub-Advisory Agreement for Diversified Real Asset Fund
On December 13, 2021, the Board met to consider for Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement
(the “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Wellington Management Company LLP
(the “Sub-Advisor”) with respect to the commodities investment sleeve of the Fund.
The Board reviewed materials received from the Manager regarding the Sub-Advisor. Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement and, accordingly, recommended the approval of the Sub-
Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services to one other series of PFI, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2021 Board meeting. The Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-
Advisor based upon that program.
Investment Performance
The Board reviewed the historical one year, three-year, five-year and since inception (January 1, 2008) performance returns, gross and net of proposed fees, as of September 30, 2021 of the Sub-Advisor in a composite managed in the proposed investment strategy for the commodities investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns of the other sub-advisor to the commodities investment sleeve of the Fund, gross and net of fees, a relevant benchmark index for the sleeve and a relevant
Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints. The Board considered the Manager’s statement that it found the proposed sub-advisory fee schedule under the Sub-
Advisory Agreement to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee schedule was reasonable.
Other Benefits
The Board noted the Manager’s statement that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services consistent with its use of commissions for the other equity portfolios it currently manages, as well as the Manager’s statement that there would be no known fall-out benefits to the Sub-Advisor in connection with its management of the Fund outside the use of soft dollars. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the
Board recommended approval of the Sub-Advisory Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
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countries around the world.
© 2022 Principal Financial Services, Inc. | FV941SAR-01 | 02/2022 | 2014332

Principal Capital Securities Fund
Class S Shares
Semiannual Report
February 28, 2022

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedules of Investments 10
Financial Highlights (includes performance information) 18
Shareholder Expense Example 20
Supplemental Information 21

Statement of Assets and Liabilities
Principal Funds, Inc.
February 28, 2022 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 1,237,488
Investment in affiliated Funds--at cost ................................................................................................................
$ 41,316
Assets
Investment in securities--at value  ...................................................................................................................... $ 1,214,402
(a)
Investment in affiliated Funds--at value ................................................................................................................. 41,316
Receivables:
Dividends and interest ............................................................................................................................. 15,867
Expense reimbursement from Manager ........................................................................................................... 52
Fund shares sold ................................................................................................................................... 5,155
Total Assets   1,276,792
Liabilities
Accrued transfer agent fees ............................................................................................................................. 113
Accrued professional fees ............................................................................................................................... 21
Accrued other expenses ................................................................................................................................. 16
Payables:
Fund shares redeemed ............................................................................................................................. 1,269
Collateral obligation on securities loaned, at value ..................................................................................................... 24,296
Total Liabilities
25,715
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 1,251,077
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 1,283,527
Total distributable earnings (accumulated loss) .........................................................................................................
(32,450)
Total Net Assets
$ 1,251,077
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 1,251,077
Shares Issued and Outstanding .................................................................................................................... 125,235
Net Asset Value per share .........................................................................................................................
$ 9 .99
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2022 (unaudited)
2
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 553
Interest ................................................................................................................................................. 26,250
Securities lending - net ................................................................................................................................
38
Total Income 26,841
Expenses:
Registration fees - Class S ............................................................................................................................ 26
Shareholder reports - Class S ......................................................................................................................... 4
Transfer agent fees - Class S .......................................................................................................................... 241
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 5
Directors' expenses .................................................................................................................................... 10
Professional fees ...................................................................................................................................... 18
Other expenses ........................................................................................................................................ 5
Total Gross Expenses 310
Less: Reimbursement from Manager - Class S ....................................................................................................... 310
Total Net Expenses –
Net Investment Income (Loss) 26,841
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 4,200
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ (93,763)
Net Realized and Unrealized Gain (Loss) on investments (89,563)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (62,722)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
3
See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 28, 2022
Year Ended
August 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 26,841 $ 42,684
Net realized gain (loss) on investments ................................................................................................ 4,200 4,876
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(93,763) 34,419
Net Increase (Decrease) in Net Assets Resulting from Operations (62,722) 81,979
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (30,657) (45,215)
Total Dividends and Distributions (30,657) (45,215)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
176,702 284,141
Total Increase (Decrease) in Net Assets 83,323 320,905
Net Assets
Beginning of period ....................................................................................................................
1,167,754 846,849
End of period ..........................................................................................................................
$ 1,251,077 $ 1,167,754
Class S
Capital Share Transactions:
Period Ended February 28, 2022
Dollars:
Sold .......................................................................................................... $ 304,334
Reinvested ..................................................................................................... 18,824
Redeemed ......................................................................................................
(146,456)
Net Increase (Decrease)
$ 176,702
Shares:
Sold .......................................................................................................... 28,916
Reinvested ..................................................................................................... 1,797
Redeemed ......................................................................................................
(14,008)
Net Increase (Decrease)
16,705
Year Ended August 31, 2021
Dollars:
Sold .......................................................................................................... $ 438,675
Reinvested ..................................................................................................... 27,537
Redeemed ......................................................................................................
(182,071)
Net Increase (Decrease)
$ 284,141
Shares:
Sold .......................................................................................................... 41,354
Reinvested ..................................................................................................... 2,606
Redeemed ......................................................................................................
(17,180)
Net Increase (Decrease)
26,780

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”), a series of the Fund, are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, losses deferred due to wash sales, certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)
5
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2022 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the fund’s financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate (or such successor if no longer available) plus
1.25%. The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statement of operations. The fund had no outstanding loans or borrowings on the Facility as of February 28, 2022 .
During the period ended February 28, 2022, the fund lent to the Facility as follows (amounts in thousands):
During the period ended February 28, 2022 , the fund did not borrow from the Facility.
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. The fund did not borrow against the line of credit during the period ended February 28, 2022 .
Contingent Convertible Securities. As footnoted in the schedule of investments, the fund invests in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.
If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Capital Securities Fund $ 455 0.75%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)
6
and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. As footnoted in the schedule of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statement of operations.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in the category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds or preferred stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)
7
participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
During the period, there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,181,553 $ — $ 1,181,553
Convertible Preferred Stocks
Financial 1,318 — — 1,318
Investment Companies 56,277 — — 56,277
Preferred Stocks
Energy 2,738 — — 2,738
Financial 7,696 — — 7,696
Government 3,967 2,104 — 6,071
Utilities 65 — — 65
Total investments in securities $ 72,061 $ 1,183,657 $ — $ 1,255,718
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)
8
6. Investment Transactions
For the period ended February 28, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
For the period ended February 28, 2022, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the fund were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2022 and August
31, 2021 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2021 , the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2021 , the fund utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2021, the fund does not plan to defer any late year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2021, the fund recorded reclassifications as follows (amounts in thousands):
Purchases Sales
Capital Securities Fund $ 252,930 $ 95,723
Purchases Sales
Capital Securities Fund $ – $ 4,487
Ordinary Income
2022 2021
Capital Securities Fund $ 30,657 $ 45,215
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ 649 $ — $ (5,218) $ 57,180 $ 8,318 $ 60,929
Long-Term
Capital Securities Fund $ 5,218
Utilized
Capital Securities Fund $ 3,729
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Capital Securities Fund $ 9 $ (9)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2022 (unaudited)
9
Federal Income Tax Basis. At February 28, 2022, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 17,789 $ (53,590) $ (35,801) $ 1,291,519
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
February 28, 2022 (unaudited)
See accompanying notes.
10
INVESTMENT COMPANIES - 4.50% Shares Held Value (000's)
Exchange-Traded Funds - 0.07%
Invesco Preferred ETF
(a)
63,887 $ 875
Money Market Funds - 4.43%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
14,086,411 14,086
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
41,315,783 41,316
$ 55,402
TOTAL INVESTMENT COMPANIES $ 56,277
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Banks - 0.11%
Bank of America Corp 7.25%
(f)
1,000 $ 1,318
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,318
PREFERRED STOCKS - 1.32% Shares Held Value (000's)
Banks - 0.50%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
60,563 $ 1,353
Fifth Third Bancorp 6.63%, 12/31/2023
(a),(f)
21,693 575
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(f)
25,021 612
Fulton Financial Corp 5.13%, 01/15/2026
(f)
116,351 2,739
KeyCorp 6.13%, 12/15/2026
(a),(f)
801 22
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(f)
20,342 538
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(f)
15,345 364
$ 6,203
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 4.20%,
09/30/2061
(a)
18,947 382
Electric - 0.00%
Southern Co/The 4.95%, 01/30/2080
(a)
2,360 58
Gas - 0.00%
NiSource Inc 6.50%, 03/15/2024
(f)
267 7
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0.08%
Assurant Inc 5.25%, 01/15/2061
(a)
38,498 939
Voya Financial Inc 5.35%, 09/15/2029
(a),(f)
4,739 123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 1,062
Pipelines - 0.22%
Enbridge Inc 6.38%, 04/15/2078
(a)
105,720 2,738
3 Month USD LIBOR + 3.59%
REITs - 0.00%
Public Storage 4.88%, 09/12/2024
(f)
2,011 49
Sovereign - 0.49%
CoBank ACB 6.20%, 01/01/2025
(f)
10,000 1,074
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
38,800 3,967
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
10,000 1,030
3 Month USD LIBOR + 4.01%
$ 6,071
TOTAL PREFERRED STOCKS $ 16,570
BONDS - 94.44%
Principal
Amount (000's) Value (000's)
Banks - 51.29%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 1,900 $ 2,066
USD Swap Rate NY 5 Year + 5.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
$ 600 $ 582
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
9,400 9,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
10,000 9,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
4.38%, 01/27/2027
(f),(h)
9,500 9,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.25%, 09/05/2024
(f),(h)
2,000 2,085
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
2,000 2,153
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
2,767 2,950
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(f),(h)
25,000 24,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(f),(h)
19,000 17,676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(f),(h)
7,373 7,386
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h)
7,600 6,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(f),(h)
24,000 24,397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
5,450 6,976
3 Month USD LIBOR + 1.55%
Barclays PLC
4.38%, 03/15/2028
(f),(h),(i)
8,000 7,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(f),(h),(i)
10,120 10,577
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(f),(h),(i)
8,000 8,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 02/25/2030
(a),(f),(g),(h),(i)
3,500 3,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(f),(h),(i)
800 827
USD Swap Rate NY 5 Year + 4.15%
7.38%, 08/19/2025
(f),(g),(h),(i)
6,103 6,652
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
13,000 12,382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
8,000 7,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
(f),(h)
3,800 3,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%

Schedule of Investments
Capital Securities Fund
February 28, 2022 (unaudited)
See accompanying notes.
11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
6.25%, 08/15/2026
(f),(h)
$ 1,239 $ 1,332
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(f),(h)
3,900 3,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(f),(h)
6,500 6,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(a),(f),(h)
3,500 3,412
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
13,000 13,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
1.08%, 02/15/2027
(g)
22,771 22,097
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),(i)
1,383 1,473
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
2,300 2,450
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
7,232 8,145
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(i)
600 629
Credit Suisse Group AG
4.50%, 09/03/2030
(a),(f),(g),(h),(i)
3,700 3,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(a),(f),(h),(i)
5,000 4,650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.25%, 02/11/2027
(f),(g),(h),(i)
500 475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),(i)
1,790 1,833
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
5,000 5,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(f),(g),(h),(i)
6,250 6,547
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
6,600 6,666
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
2,200 2,205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(f),(h)
3,100 2,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(f),(h)
3,000 2,842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(f),(h)
4,000 3,797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(f),(h)
1,000 1,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
5.50%, 08/10/2024
(a),(f),(h)
$ 2,000 $ 2,064
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
1,700 2,588
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(f),(h)
7,300 11,114
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
3,000 3,075
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(f),(h),(i)
1,300 1,341
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
500 519
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
19,200 19,104
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
8,750 9,253
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
0.83%, 06/15/2028 2,400 2,275
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(h)
2,000 2,148
3 Month USD LIBOR + 5.09%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
7,000 7,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
500 521
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
10,000 10,425
USD Swap Rate NY 5 Year + 4.20%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
19,000 18,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.10%, 10/01/2024
(f),(h)
2,100 2,187
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
3,594 3,756
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
3,775 3,813
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.95%, 07/01/2028 2,000 1,908
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,830
Lloyds Banking Group PLC
7.50%, 06/27/2024
(f),(h),(i)
4,300 4,542
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),(i)
6,250 6,859
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(f),(h)
8,000 7,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(f),(h)
4,000 4,065
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
1,300 1,323
3 Month USD LIBOR + 3.61%

Schedule of Investments
Capital Securities Fund
February 28, 2022 (unaudited)
See accompanying notes.
12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
2.54%, 03/31/2022
(f)
$ 1,000 $ 1,001
3 Month USD LIBOR + 2.32%
4.60%, 06/28/2031
(f),(h),(i)
10,000 9,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(a),(f),(h),(i)
8,000 8,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
1,000 1,092
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
4,300 4,461
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
15,600 16,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
2,400 2,442
3 Month USD LIBOR + 3.20%
PNC Capital Trust C
0.74%, 06/01/2028 3,000 2,898
3 Month USD LIBOR + 0.57%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(f),(h)
2,300 2,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
1,000 1,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
5,000 4,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
200 200
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 10/04/2023
(f),(g),(h),(i)
5,500 5,638
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(a),(f),(h),(i)
3,000 3,075
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(f),(g),(h),(i)
3,500 3,805
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(f),(h),(i)
1,000 1,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(f),(g),(h)
7,800 9,566
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(a),(f),(h)
3,600 4,415
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
3,300 3,308
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
1,000 1,044
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
13,000 12,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
800 720
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(f),(h)
5,800 5,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
$ 4,400 $ 4,400
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.85%, 03/15/2028 2,000 1,931
3 Month USD LIBOR + 0.65%
1.18%, 05/15/2027
(a)
4,500 4,358
3 Month USD LIBOR + 0.67%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
21,120 21,120
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
11,430 11,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),(i)
10,000 9,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(f),(g),(h),(i)
12,000 11,603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(f),(h),(i)
9,200 9,683
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
1,400 1,458
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
5,000 5,200
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
US Bancorp
3.70%, 01/15/2027
(f),(h)
32,500 30,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
8,800 8,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 641,662
Diversified Financial Services - 6.85%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
10,500 10,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h)
1,200 1,113
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(f),(h)
24,000 22,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(f),(h)
10,200 9,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(f),(h)
17,000 16,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.14%, 05/01/2022
(f)
5,963 5,948
3 Month USD LIBOR + 4.82%
5.38%, 06/01/2025
(f),(h)
9,078 9,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Capital Securities Fund
February 28, 2022 (unaudited)
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(f),(g),(h)
$ 2,500 $ 2,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(f),(h)
8,100 8,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 85,644
Electric - 10.55%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(h)
2,500 2,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(h)
26,000 24,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(f),(h)
9,900 9,628
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(f),(h)
24,300 23,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,625 6,805
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(h)
5,000 4,599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(f),(h)
19,050 19,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
12,500 13,586
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
6,700 7,272
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.28%, 10/01/2066
(a)
3,341 2,798
3 Month USD LIBOR + 2.07%
2.33%, 06/15/2067 580 496
3 Month USD LIBOR + 2.13%
3.80%, 03/15/2082
(h)
7,000 6,569
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
Southern Co/The
3.75%, 09/15/2051
(h)
5,100 4,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
6,000 5,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 132,053
Food - 0.41%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
5,000 5,112
Gas - 0.76%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
9,695 9,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0.16%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
$ 2,100 $ 2,051
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 16.79%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,585
Allianz SE
3.20%, 10/30/2027
(f),(g),(h),(i)
5,000 4,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 9,964
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
13,077 13,437
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,201
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(f),(g),(h)
4,905 6,377
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,237
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 12,843
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(f),(h)
1,400 1,408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.89%, 05/01/2067 1,100 1,006
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
6,500 6,224
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
6,100 8,130
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,663
Lincoln National Corp
2.29%, 04/20/2067 3,245 2,531
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
1,000 1,068
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,254
MetLife Inc
3.85%, 09/15/2025
(f),(h)
7,200 7,146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 785
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
10,372 14,166
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 6,665
3 Month USD LIBOR + 7.55%

Schedule of Investments
Capital Securities Fund
February 28, 2022 (unaudited)
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
$ 3,600 $ 3,600
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,500
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 569
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
4,600 4,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(g),(h)
10,500 9,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.00%, 10/18/2042
(g),(h)
1,525 1,540
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 815
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
10,000 9,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 9,614
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,137
3 Month USD LIBOR + 4.18%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
5,000 4,825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(g),(h)
3,000 3,154
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
10,300 9,953
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
3,800 3,837
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
1,400 1,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
26,800 24,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 210,045
Oil & Gas - 0.76%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
9,500 9,500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 4.06%
Enbridge Inc
5.75%, 07/15/2080
(h)
5,000 5,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,563
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
11,000 11,376
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,881 14,120
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,208
3 Month USD LIBOR + 2.57%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.50%, 09/15/2079
(h)
$ 12,500 $ 12,609
Secured Overnight Financing Rate + 4.42%
5.63%, 05/20/2075
(h)
600 597
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(h)
4,000 4,110
3 Month USD LIBOR + 4.64%
$ 50,797
REITs - 0.68%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
4,000 3,992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
4,500 4,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 8,458
Sovereign - 0.39%
CoBank ACB
4.25%, 01/01/2027
(f),(h)
2,000 1,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(f),(h)
1,000 1,055
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
1,900 1,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 4,949
Telecommunications - 1.31%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
8,000 7,420
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(h)
9,250 8,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.00%, 04/04/2079
(h)
450 500
USD Swap Semi-Annual 5 Year + 4.87%
$ 16,430
Transportation - 0.43%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,375
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,181,553
Total Investments $ 1,255,718
Other Assets and Liabilities -  (0.37)% (4,641)
TOTAL NET ASSETS - 100.00% $ 1,251,077
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $23,505 or 1.88% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,296 or 1.94% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
Capital Securities Fund
February 28, 2022 (unaudited)
See accompanying notes.
15
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $227,426 or 18.18% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $242,494 or 19.38% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 76.33%
Utilities 11.31%
Energy 5.04%
Money Market Funds 4.43%
Communications 1.31%
Government 0.88%
Industrial 0.59%
Consumer, Non-cyclical 0.41%
Investment Companies 0.07%
Other Assets and Liabilities
(0.37)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2021 Purchases Sales February 28, 2022
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,082 $ 348,608 $ 319,374 $ 41,316
$ 12,082 $ 348,608 $ 319,374 $ 41,316
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
February 28, 2022
See accompanying notes.
16
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
18
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2022(b) $ 10 .76 $ 0 .23 ( $ 0 .74 ) ( $ 0 .51 ) ( $ 0 .26 ) ( $ 0 .26 ) $ 9 .99
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17
2018 10 .40 0 .58 ( 0 .49 ) 0 .09 ( 0 .54 ) ( 0 .54 ) 9 .95
2017 9 .98 0 .57 0 .36 0 .93 ( 0 .51 ) ( 0 .51 ) 10 .40

See accompanying notes.
19
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 4 .84 ) % (c) $ 1,251,077 0 .00% (d) ,(e) 4 .38% (d) 16 .8% (d)
8 .77 1,167,754 0 .00 (e) 4 .34 14 .2
7 .42 846,849 0 .00 (e) 4 .95 14 .0
8 .39 648,432 0 .00 (e) 5 .89 14 .7
0 .87 544,446 0 .00 (e) 5 .67 9 .1
9 .62 457,089 0 .00 (e) 5 .67 8 .4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2022 (unaudited)
20
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2021 to February 28, 2022 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund.
These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Beginning
Account Value
September 1,
2021
Ending Account
Value
February 28,
2022
Expenses Paid
During Period
September
1, 2021 to
February 28,
2022
(a)
Annualized
Expense
Ratio
Capital Securities Fund
Class S $ 1,000.00 $ 951.64 $ 0.00 $ 1,000.00 $ 1,024.79 $ 0.00 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21
FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
125 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
125 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 125 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
125 None

22
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 125 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
125 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, “PREI” since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
125 None

23
FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

24
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer - Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

25
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel, and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary,
PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

26
be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31,
2021 and as supplemented. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

27
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.

28
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds;(2) a sub-advisory agreement between Principal Global
Investors LLC (“PGI”) and Impax Asset Management Limited related to a sleeve of the Diversified Real Asset Fund; (3) an amended sub-
advisory agreement between PGI and Nuveen Asset Management, LLC related to the Diversified Real Asset Fund; and (4) a sub-advisory agreement between PGI and Wellington Management Company LLP related to a sleeve of the Diversified Real Asset Fund.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 14, 2021 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited;
ClearBridge Investments (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisers;
Gotham Asset Management, LLC; Graham Capital Management, L.P.; Impax Asset Management Limited; Loomis, Sayles & Company,
L.P.; Los Angeles Capital Management LLC; Newton Investment Management North America LLC; Nuveen Asset Management LLC;
Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Sound Point Capital Management, LP;
Spectrum Asset Management, Inc.; Wellington Management Company LLP; and Westchester Capital Management, LLC (collectively, the
“Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable
Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the
Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.

29
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2021 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2021, and compared those returns to various agreed-upon performance measures, including, for all Funds peer-group data based upon a broad-
based, industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended
March 31, 2021, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2021, if available. The Board also compared each Fund’s investment performance over the one-, three-
and five-year periods ended March 31, 2021, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors for multi-
manager Funds,that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board.
For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors at the appropriate time, if necessary. The Board considered the
Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary, subject to Board oversight.
Investment Management Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-
year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional
Class shares for each PFI Fund, except PFI Capital Securities Fund, as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”). With regard to the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2020. The Board considered that certain PFI Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With regard to Small-MidCap Dividend Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (87th and 93rd percentiles, respectively) in the Expense Group.
The Board also noted the Fund’s performance in fourth quartile of its Performance Universe for the three-year and blended three- and five-
year periods ended March 31, 2021 (93rd and 83rd percentiles, respectively). Considering all relevant factors, including management’s discussion of the Fund’s performance and certain characteristics of the funds in the Expense Group, including that the majority of the funds in the Expense Group focus on large-capitalization stocks rather than small- or mid-capitalization stocks, the Board concluded that the
Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. In addition, the Board accepted management’s proposal to reduce the management fee

30
waiver for Blue Chip Fund, even though this proposal would have the effect of increasing expenses for certain share classes. In accepting this proposal, the Board noted the pro forma effect of the proposal on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Fund’s Expense Group, noting that the Fund’s net management fee rate and total net expense ratio would remain in the first and second quartiles, respectively (13th and 27th percentiles, respectively). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for Class J shares of Bond Market Index Fund, Institutional Class shares of International Small Company Fund, and Class A shares of Origin Emerging Markets Fund to be effective from December 31, 2021 through December 30, 2022.
With regard to each of Spectrum Preferred and Capital Securities Income Fund and Blue Chip Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2020. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2020. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-
level fee that covers, among other things, the expenses of the Fund’s Subadvisor.
The Board also noted that the management fee schedules for Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Independent Board Members concluded that, on the basis of the information provided, the incidental benefits received by the
Manager and its affiliates were appropriate.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors,

31
the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that Capital Securities Fund’s
Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of New Sub-Advisory Agreement for Diversified Real Asset Fund
On September 14, 2021, the Board met to consider for the Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement
(the “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Impax Asset Management Limited (the
“Sub-Advisor”) with respect to a new climate change investment sleeve of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement and, accordingly, recommended the approval of the Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program.

32
Investment Performa nce
The Board reviewed the historical one year, three-year and since inception (January 1, 2018) performance returns, gross and net of proposed fees, as of June 30, 2021 of the Sub-Advisor in a composite managed in the proposed investment strategy for the climate change investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns of a relevant benchmark index for the sleeve. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints. The Board considered the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive.
On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.
Other Benefits
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted the
Subadivsor’s statement that it does not intend to use soft dollars in the climate change strategy. The Board further noted the Manager’s statement that there would be no known fall-out benefits to the Sub-Advisor from its relationship to the Fund.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.
Approval of Amended Sub-Advisory Agreement for Diversified Real Asset Fund
On December 13, 2021, the Board met to consider for Diversified Real Asset Fund (the “Fund”) the approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Nuveen Asset Management, LLC
(the “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the sub-advisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Sub-Advisory Agreement and noted that because the sub-advisory fees were paid by the Manager, the amendment would not change the management fee rate paid by the
Fund. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services the
Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Sub-Advisory
Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2021 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the applicable amended Sub-Advisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended Sub-Advisory
Agreement.
Approval of New Sub-Advisory Agreement for Diversified Real Asset Fund
On December 13, 2021, the Board met to consider for Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement
(the “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Wellington Management Company LLP
(the “Sub-Advisor”) with respect to the commodities investment sleeve of the Fund.
The Board reviewed materials received from the Manager regarding the Sub-Advisor. Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-Advisory Agreement and, accordingly, recommended the approval of the Sub-
Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

33
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Advisory Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services to one other series of PFI, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2021 Board meeting. The Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-
Advisor based upon that program.
Investment Performance
The Board reviewed the historical one year, three-year, five-year and since inception (January 1, 2008) performance returns, gross and net of proposed fees, as of September 30, 2021 of the Sub-Advisor in a composite managed in the proposed investment strategy for the commodities investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to the historical performance returns of the other sub-advisor to the commodities investment sleeve of the Fund, gross and net of fees, a relevant benchmark index for the sleeve and a relevant
Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints. The Board considered the Manager’s statement that it found the proposed sub-advisory fee schedule under the Sub-
Advisory Agreement to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee schedule was reasonable.
Other Benefits
The Board noted the Manager’s statement that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services consistent with its use of commissions for the other equity portfolios it currently manages, as well as the Manager’s statement that there would be no known fall-out benefits to the Sub-Advisor in connection with its management of the Fund outside the use of soft dollars. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory
Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the
Board recommended approval of the Sub-Advisory Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | FV908-07 | 02/2022 | 1517537

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	4/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	4/7/2022

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer

Date	4/7/2022